UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

(b)	Not applicable.

SEPTEMBER 30, 2024

Semi-Annual Shareholder Report

SEPTEMBER 30, 2024

Blackstone Alternative Multi-Strategy Fund

Class I | BXMIX

Fund Overview

This semi-annual shareholder report contains important information about the Blackstone Alternative Multi-Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.  You can find additional information about the Fund at www.bxmix.com. You can also request this information by contacting us at 1-855-890-7725.

What did the Fund invest in?

(as of September 30, 2024)

Portfolio Composition	Percentage of Total Net Assets
Common Stock	28.1%
Mortgage-Backed SecuritiesFootnote Reference(1)	10.6%
Corporate Bonds & Notes	10.5%
Investments in Investee Funds	10.1%
Asset-Backed Securities	6.3%
Bank Debt	4.7%
Sovereign Debt	4.7%
U.S. Treasury Obligations	1.1%
Closed-End Funds	0.9%
Warrants	0.1%
Preferred Stock	0.1%
Convertible BondsFootnote Reference(2)	0.0%
RightsFootnote Reference(2)	0.0%
Other InvestmentsFootnote Reference(3)	0.6%
Securities Sold Short	-29.4%
Repurchase Agreements	2.0%
Other Assets and LiabilitiesFootnote Reference(4)	49.6%
Total	100.0%

What were the Fund costs for

the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$163Footnote Reference*	3.22%Footnote Reference**

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$3,661,607,722
Total Number of Portfolio Holdings	4,654
Portfolio Turnover RateFootnote Reference***	195%

Additional Information

Blackstone Alternative Multi-Strategy Fund

Class I

If you wish to view additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please scan the QR code or visit www.bxmix.com.

Footnote	Description
Footnote*	Excludes acquired fund fees & expenses. Amounts would be higher if such fees & expenses were included.
Footnote**	Cost paid as a percentage of a hypothetical $10,000 investment is an annualized figure. Excludes acquired fund fees & expenses. Amounts would be higher if such fees & expenses were included.
Footnote***	Includes TBA roll transactions. Had TBA roll transactions been excluded, the portfolio turnover rate would have been 70% for the period ended September 30, 2024.
Footnote(1)	Includes Agency-Guaranteed TBA securities that are guaranteed by the Federal National Mortgage Association or the Government National Mortgage Association, which represent 1.9% of Total Net Assets.
Footnote(2)	Represents less than 0.1% of Total Net Assets.
Footnote(3)	Includes Commodities and Purchased Options.
Footnote(4)	Assets, other than investments, less liabilities. See Consolidated Statement of Assets and Liabilities. A portion of this balance represents cash collateral for derivatives.

SEPTEMBER 30, 2024

Semi-Annual Shareholder Report

SEPTEMBER 30, 2024

Blackstone Alternative Multi-Strategy Fund

Class D | BXMDX

Fund Overview

This semi-annual shareholder report contains important information about the Blackstone Alternative Multi-Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.  You can find additional information about the Fund at www.bxmix.com. You can also request this information by contacting us at 1-855-890-7725.

What did the Fund invest in?

(as of September 30, 2024)

Portfolio Composition	Percentage of Total Net Assets
Common Stock	28.1%
Mortgage-Backed SecuritiesFootnote Reference(1)	10.6%
Corporate Bonds & Notes	10.5%
Investments in Investee Funds	10.1%
Asset-Backed Securities	6.3%
Bank Debt	4.7%
Sovereign Debt	4.7%
U.S. Treasury Obligations	1.1%
Closed-End Funds	0.9%
Warrants	0.1%
Preferred Stock	0.1%
Convertible BondsFootnote Reference(2)	0.0%
RightsFootnote Reference(2)	0.0%
Other InvestmentsFootnote Reference(3)	0.6%
Securities Sold Short	-29.4%
Repurchase Agreements	2.0%
Other Assets and LiabilitiesFootnote Reference(4)	49.6%
Total	100.0%

What were the Fund costs for

the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$177Footnote Reference*	3.49%Footnote Reference**

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$3,661,607,722
Total Number of Portfolio Holdings	4,654
Portfolio Turnover RateFootnote Reference***	195%

Additional Information

Blackstone Alternative Multi-Strategy Fund

Class D

If you wish to view additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please scan the QR code or visit www.bxmix.com.

Footnote	Description
Footnote*	Excludes acquired fund fees & expenses. Amounts would be higher if such fees & expenses were included.
Footnote**	Cost paid as a percentage of a hypothetical $10,000 investment is an annualized figure. Excludes acquired fund fees & expenses. Amounts would be higher if such fees & expenses were included.
Footnote***	Includes TBA roll transactions. Had TBA roll transactions been excluded, the portfolio turnover rate would have been 70% for the period ended September 30, 2024.
Footnote(1)	Includes Agency-Guaranteed TBA securities that are guaranteed by the Federal National Mortgage Association or the Government National Mortgage Association, which represent 1.9% of Total Net Assets.
Footnote(2)	Represents less than 0.1% of Total Net Assets.
Footnote(3)	Includes Commodities and Purchased Options.
Footnote(4)	Assets, other than investments, less liabilities. See Consolidated Statement of Assets and Liabilities. A portion of this balance represents cash collateral for derivatives.

SEPTEMBER 30, 2024

Semi-Annual Shareholder Report

SEPTEMBER 30, 2024

Blackstone Alternative Multi-Strategy Fund

Class Y | BXMYX

Fund Overview

This semi-annual shareholder report contains important information about the Blackstone Alternative Multi-Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.  You can find additional information about the Fund at www.bxmix.com. You can also request this information by contacting us at 1-855-890-7725.

What did the Fund invest in?

(as of September 30, 2024)

Portfolio Composition	Percentage of Total Net Assets
Common Stock	28.1%
Mortgage-Backed SecuritiesFootnote Reference(1)	10.6%
Corporate Bonds & Notes	10.5%
Investments in Investee Funds	10.1%
Asset-Backed Securities	6.3%
Bank Debt	4.7%
Sovereign Debt	4.7%
U.S. Treasury Obligations	1.1%
Closed-End Funds	0.9%
Warrants	0.1%
Preferred Stock	0.1%
Convertible BondsFootnote Reference(2)	0.0%
RightsFootnote Reference(2)	0.0%
Other InvestmentsFootnote Reference(3)	0.6%
Securities Sold Short	-29.4%
Repurchase Agreements	2.0%
Other Assets and LiabilitiesFootnote Reference(4)	49.6%
Total	100.0%

What were the Fund costs for

the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$159Footnote Reference*	3.14%Footnote Reference**

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$3,661,607,722
Total Number of Portfolio Holdings	4,654
Portfolio Turnover RateFootnote Reference***	195%

Additional Information

Blackstone Alternative Multi-Strategy Fund

Class Y

If you wish to view additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please scan the QR code or visit www.bxmix.com.

Footnote	Description
Footnote*	Excludes acquired fund fees & expenses. Amounts would be higher if such fees & expenses were included.
Footnote**	Cost paid as a percentage of a hypothetical $10,000 investment is an annualized figure. Excludes acquired fund fees & expenses. Amounts would be higher if such fees & expenses were included.
Footnote***	Includes TBA roll transactions. Had TBA roll transactions been excluded, the portfolio turnover rate would have been 70% for the period ended September 30, 2024.
Footnote(1)	Includes Agency-Guaranteed TBA securities that are guaranteed by the Federal National Mortgage Association or the Government National Mortgage Association, which represent 1.9% of Total Net Assets.
Footnote(2)	Represents less than 0.1% of Total Net Assets.
Footnote(3)	Includes Commodities and Purchased Options.
Footnote(4)	Assets, other than investments, less liabilities. See Consolidated Statement of Assets and Liabilities. A portion of this balance represents cash collateral for derivatives.

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Registrant’s Consolidated Schedule of Investments as of the close of the reporting period is included in the Registrant’s Financial Statements filed under Item 7(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are filed herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Registrant’s Financial Statements filed under Item 7(a) of this form.

Blackstone

Blackstone Alternative Multi-Strategy Fund

a series of Blackstone Alternative Investment Funds

Semi-Annual Report (Unaudited) For the Six Months Ended September 30, 2024

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^

September 30, 2024 (Unaudited)

Security Description	Shares	Value

INVESTMENT IN SECURITIES — 77.2%
COMMON STOCK — 28.1%
Africa — 0.0%
Energy — 0.0%
Golar LNG Ltd.,	400	$14,704

Materials — 0.0%
IAMGOLD Corp. (a)	131,100	685,653
Sasol Ltd., ADR	1,200	8,112
Sibanye Stillwater Ltd., ADR (a)	26,200	107,682

		801,447

Total Africa		816,151

Asia — 0.5%
Banks — 0.0%
Japan Post Bank Co., Ltd. (a),(b)	3,100	28,859
Mitsubishi UFJ Financial Group, Inc. (b)	28,000	283,167

		312,026

Commercial & Professional Services — 0.0%
Sunrise New Energy Co., Ltd. Class A (a),(c)	27	28
TaskUS, Inc. Class A (a)	3,400	43,928
WNS Holdings Ltd. (a)	2,300	121,233

		165,189

Consumer Services — 0.2%
Atour Lifestyle Holdings Ltd., ADR	100	2,594
Trip.com Group Ltd., ADR (a)	83,302	4,950,638
Yum China Holdings, Inc.	2,200	99,044

		5,052,276

Diversified Financials — 0.0%
FinVolution Group, ADR	1,400	8,652
Japan Exchange Group, Inc. (b)	6,100	78,752
LexinFintech Holdings Ltd., ADR	29,600	80,512
Lufax Holding Ltd., ADR	26,800	93,532
Noah Holdings Ltd., ADR	700	8,631
Qudian, Inc., ADR (a)	100	213
Solowin Holdings (a)	11	32
Up Fintech Holding Ltd., ADR (a)	100	534

		270,858

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Energy — 0.0%
BKV Corp., (a)	45,479	$831,811

Food & Staples Retailing — 0.0%
Dada Nexus Ltd., ADR (a)	1,000	1,900

Materials — 0.0%
CN Energy Group, Inc. Class A (a)	34	29
POSCO Holdings, Inc., ADR	11,369	795,716

		795,745

Media & Entertainment — 0.0%
Bilibili, Inc., ADR (a)	15,400	360,052
Hello Group, Inc., ADR	6,500	49,465
Pop Culture Group Co. Ltd. Class A (a)	40	50
Sea Ltd., ADR (a)	6,200	584,536
Weibo Corp., ADR	10,600	106,848

		1,100,951

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
I-Mab, ADR (a)	8,200	10,168
Sinovac Biotech Ltd. (a),(d)	200	1,294

		11,462

Retailing — 0.3%
Baozun, Inc., ADR (a)	11,800	42,244
Coupang, Inc. (a)	1,900	46,645
JD.com, Inc., ADR	239,039	9,561,560
Jiuzi Holdings, Inc. (a)	1	1

		9,650,450

Semiconductors & Semiconductor Equipment — 0.0%
Allegro MicroSystems, Inc. (a)	6,100	142,130
ChipMOS Technologies, Inc., ADR	200	4,680
Himax Technologies, Inc., ADR	9,000	49,500
Kulicke & Soffa Industries, Inc.	300	13,539
Magnachip Semiconductor Corp. (a)	7,000	32,690
NXP Semiconductors NV	1,000	240,010
Silicon Motion Technology Corp., ADR	1,300	78,962
STMicroelectronics NV	17,000	505,410

		1,066,921

Software & Services — 0.0%
Agora, Inc., ADR (a)	4,000	9,640
Tuya, Inc., ADR	500	825

		10,465

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Technology Hardware & Equipment — 0.0%
Canaan, Inc., ADR (a)	3,700	$3,737

Telecommunication Services — 0.0%
KT Corp., ADR	2,100	32,298
VEON Ltd., ADR (a)	100	3,042

		35,340

Transportation — 0.0%
ZTO Express Cayman, Inc., ADR	100	2,477

Total Asia		19,311,608

Europe — 0.4%
Capital Goods — 0.1%
Airbus SE (b)	9,098	1,328,923
Luxfer Holdings PLC, ADR (a)	2,500	32,375

		1,361,298

Consumer Durables & Apparel — 0.1%
Amer Sports, Inc. (a)	45,482	725,438
Birkenstock Holding PLC (a)	45,492	2,242,301
Ermenegildo Zegna NV	1,800	17,712

		2,985,451

Diversified Financials — 0.0%
Marex Group PLC,	56,725	1,339,844

Energy — 0.1%
Eni SpA (b)	12,064	183,736
Frontline PLC	14,000	319,900
KNOT Offshore Partners LP	3,300	22,605
Scorpio Tankers, Inc.	5,700	406,410
StealthGas, Inc. (a)	3,700	25,197
TORM PLC Class A	41,887	1,432,117
TotalEnergies SE (b)	9,041	588,743
Tsakos Energy Navigation Ltd.	6,700	168,170

		3,146,878

Food, Beverage & Tobacco — 0.0%
Nomad Foods Ltd.,	6,800	129,608

Insurance — 0.1%
Fidelis Insurance Holdings Ltd.	2,300	41,538
SiriusPoint Ltd. (a)	106,876	1,532,602

		1,574,140

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Materials — 0.0%
ArcelorMittal SA,	15,000	$393,900

Media & Entertainment — 0.0%
Criteo SA, ADR (a)	4,000	160,960
Trivago NV, ADR	1,500	2,595

		163,555

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Achilles Therapeutics PLC, ADR (a)	100	102
Amarin Corp. PLC, ADR (a)	35,200	22,067
ATAI Life Sciences NV (a)	1,100	1,276
Autolus Therapeutics PLC, ADR (a)	3,000	10,890
Bicycle Therapeutics PLC, ADR (a)	900	20,367
Compass Pathways PLC, ADR (a)	200	1,260
Genmab AS, ADR (a)	5,300	129,214
Immatics NV (a)	200	2,282
Immunocore Holdings PLC, ADR (a)	8,000	249,040
Merus NV (a)	12,300	614,508
Newamsterdam Pharma Co. NV (a)	700	11,620
ProQR Therapeutics NV (a)	3,300	6,006
Silence Therapeutics PLC, ADR (a)	1,000	18,180
uniQure NV (a)	11,200	55,216

		1,142,028

Semiconductors & Semiconductor Equipment — 0.0%
ASML Holding NV, (b)	279	231,560

Software & Services — 0.0%
Materialise NV, ADR (a)	400	2,192
Opera Ltd., ADR	500	7,725

		9,917

Transportation — 0.0%
Costamare, Inc.	1,400	22,008
Danaos Corp.	200	17,348
Diana Shipping, Inc.	1,080	2,776
Global Ship Lease, Inc. Class A	8,100	215,865
Golden Ocean Group Ltd.	30,300	405,414
Safe Bulkers, Inc.	7,000	36,260
Star Bulk Carriers Corp.	27,024	640,198

		1,339,869

Total Europe		13,818,048

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Middle East — 0.1%
Capital Goods — 0.0%
Kornit Digital Ltd., (a)	1,300	$33,586

Health Care Equipment & Services — 0.0%
Brainsway Ltd., ADR (a)	200	1,848

Household & Personal Products — 0.1%
Oddity Tech Ltd., (a)	45,482	1,836,563

Materials — 0.0%
Eldorado Gold Corp., (a)	6,300	109,431

Media & Entertainment — 0.0%
Perion Network Ltd. (a)	500	3,940
Taboola.com Ltd. (a)	900	3,024

		6,964

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Compugen Ltd. (a)	3,100	5,611
Oramed Pharmaceuticals, Inc. (a)	4,400	10,736
Teva Pharmaceutical Industries Ltd., ADR (a)	1,000	18,020

		34,367

Retailing — 0.0%
D-MARKET Elektronik Hizmetler ve Ticaret AS, ADR (a)	5,100	11,526

Semiconductors & Semiconductor Equipment — 0.0%
Camtek Ltd.	10,400	830,440
Nova Ltd. (a)	1,700	354,178
Valens Semiconductor Ltd. (a)	1,000	2,200

		1,186,818

Software & Services — 0.0%
Cellebrite DI Ltd. (a)	19,200	323,328
JFrog Ltd. (a)	1,600	46,464
Radware Ltd. (a)	1,600	35,648
Sapiens International Corp. NV	600	22,362
SimilarWeb Ltd. (a)	400	3,536
Wix.com Ltd. (a)	2,800	468,076

		899,414

Technology Hardware & Equipment — 0.0%
AudioCodes Ltd.	1,200	11,676
Gilat Satellite Networks Ltd. (a)	2,800	14,756
Ituran Location & Control Ltd.	500	13,270
Silicom Ltd. (a)	500	6,795

		46,497

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Transportation — 0.0%
ZIM Integrated Shipping Services Ltd.,	27,600	$708,216

Total Middle East		4,875,230

North America — 26.9%
Automobiles & Components — 0.0%
Canoo, Inc. (a)	23	23
Cooper-Standard Holdings, Inc. (a)	300	4,161
Motorcar Parts of America, Inc. (a)	800	5,912
Mullen Automotive, Inc. (a)	1	3

		10,099

Banks — 3.1%
1st Source Corp.	300	17,964
Amalgamated Financial Corp.	300	9,411
Amerant Bancorp, Inc.	16,369	349,806
Ameris Bancorp	169,146	10,553,019
Ames National Corp.	100	1,823
Arrow Financial Corp.	522	14,960
Bank of America Corp.	54,500	2,162,560
Bank of Hawaii Corp.	40,962	2,571,185
Bank of Marin Bancorp	24,028	482,722
Bank OZK	2,300	98,877
Banner Corp.	500	29,780
Bar Harbor Bankshares	200	6,168
BayCom Corp.	200	4,744
Berkshire Hills Bancorp, Inc.	1,200	32,316
Bridgewater Bancshares, Inc. (a)	500	7,085
Brookline Bancorp, Inc.	4,697	47,393
Business First Bancshares, Inc.	600	15,402
Byline Bancorp, Inc.	1,000	26,770
Cadence Bank	29,100	926,835
Camden National Corp.	400	16,528
Capital Bancorp, Inc.	100	2,571
Capital City Bank Group, Inc.	300	10,587
Capitol Federal Financial, Inc.	6,300	36,792
Carter Bankshares, Inc. (a)	700	12,173
Central Pacific Financial Corp.	5,279	155,783
Citigroup, Inc.	29,221	1,829,235
Civista Bancshares, Inc.	200	3,564
CNB Financial Corp.	600	14,436
Coastal Financial Corp. (a)	400	21,596
Colony Bankcorp, Inc.	700	10,864
Comerica, Inc. (b)	262,429	15,722,121
Commerce Bancshares, Inc.	24,298	1,443,301
Community Trust Bancorp, Inc.	400	19,864

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Community West Bancshares	100	$1,926
ConnectOne Bancorp, Inc.	1,700	42,585
Eagle Bancorp, Inc.	22,607	510,466
Equity Bancshares, Inc. Class A	200	8,176
Esquire Financial Holdings, Inc.	100	6,521
Farmers National Banc Corp.	900	13,608
Financial Institutions, Inc.	800	20,376
First Bancorp	300	12,477
First Bank	100	1,520
First Busey Corp.	200	5,204
First Community Bankshares, Inc.	200	8,630
First Financial Bankshares, Inc.	2,100	77,721
First Financial Corp.	300	13,155
First Foundation, Inc.	3,500	21,840
First Horizon Corp.	887,562	13,783,838
First Internet Bancorp	200	6,852
First of Long Island Corp. (The)	2,400	30,888
First Western Financial, Inc. (a)	22,108	442,160
Five Star Bancorp	8,171	242,924
Flushing Financial Corp.	1,300	18,954
FS Bancorp, Inc.	100	4,449
FVCBankcorp, Inc. (a)	175	2,284
German American Bancorp, Inc.	700	27,125
Great Southern Bancorp, Inc.	100	5,731
Guaranty Bancshares, Inc.	100	3,438
Hanmi Financial Corp.	2,800	52,080
HarborOne Bancorp, Inc.	200	2,596
Heartland Financial USA, Inc.	600	34,020
Heritage Commerce Corp.	5,000	49,400
Heritage Financial Corp.	2,000	43,540
Hilltop Holdings, Inc.	38,558	1,240,025
Hingham Institution For Savings The	18,752	4,562,549
HomeTrust Bancshares, Inc.	300	10,224
Hope Bancorp, Inc.	4,100	51,496
Horizon Bancorp, Inc.	1,600	24,880
Independent Bank Corp.	500	16,675
International Bancshares Corp.	28,996	1,733,671
Kearny Financial Corp.	4,100	28,167
LCNB Corp.	200	3,014
Live Oak Bancshares, Inc.	1,600	75,792
Mercantile Bank Corp.	300	13,116
Metrocity Bankshares, Inc.	100	3,062
Metropolitan Bank Holding Corp. (a)	1,000	52,580
Mid Penn Bancorp, Inc.	300	8,949
Midland States Bancorp, Inc.	1,100	24,618
MidWestOne Financial Group, Inc.	2,002	57,117

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
NB Bancorp, Inc. (a)	100	$1,856
Northeast Bank	100	7,713
Northfield Bancorp, Inc.	1,500	17,400
OceanFirst Financial Corp.	2,800	52,052
OFG Bancorp	2,000	89,840
Old Second Bancorp, Inc.	1,600	24,944
Onity Group, Inc. (a)	94	3,002
Orrstown Financial Services, Inc.	887	31,896
Pathward Financial, Inc.	500	33,005
PCB Bancorp	100	1,879
Peapack-Gladstone Financial Corp.	600	16,446
Penns Woods Bancorp, Inc.	200	4,757
Peoples Bancorp, Inc.	800	24,072
Pinnacle Financial Partners, Inc.	89,847	8,802,311
Preferred Bank	400	32,100
Primis Financial Corp.	1,200	14,616
Provident Bancorp, Inc. (a)	500	5,395
Provident Financial Services, Inc.	1,243	23,070
QCR Holdings, Inc.	200	14,806
RBB Bancorp	400	9,208
Renasant Corp.	46,438	1,509,235
S&T Bancorp, Inc.	200	8,394
Sandy Spring Bancorp, Inc.	162,164	5,087,085
Seacoast Banking Corp. of Florida	297,394	7,925,550
Shore Bancshares, Inc.	600	8,394
Sierra Bancorp	200	5,776
SmartFinancial, Inc.	200	5,828
South Plains Financial, Inc.	200	6,784
Southern First Bancshares, Inc. (a)	100	3,408
Southern Missouri Bancorp, Inc.	100	5,649
Southside Bancshares, Inc.	1,300	43,459
Stock Yards Bancorp, Inc.	300	18,597
Synovus Financial Corp.	319,186	14,194,201
Texas Capital Bancshares, Inc. (a)	121,858	8,707,973
Third Coast Bancshares, Inc. (a)	100	2,677
Tompkins Financial Corp.	100	5,779
Towne Bank	7,976	263,687
TriCo Bancshares	700	29,855
TrustCo Bank Corp.	520	17,196
UMB Financial Corp.	900	94,599
Univest Financial Corp.	1,000	28,140
Veritex Holdings, Inc.	30,398	800,075
Washington Trust Bancorp, Inc.	500	16,105
Wells Fargo & Co.	117,793	6,654,127
West BanCorp, Inc.	200	3,802
Westamerica BanCorp	800	39,536

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Western Alliance Bancorp (b)	522	$45,148
Zions Bancorp NA	2,000	94,440

		114,894,521

Capital Goods — 2.3%
3D Systems Corp. (a)	500	1,420
Acuity Brands, Inc.	100	27,539
AECOM	3,800	392,426
Albany International Corp., Class A	600	53,310
Allient, Inc.	500	9,495
AMETEK, Inc.	76,450	13,127,230
API Group Corp. (a)	7,500	247,650
Apogee Enterprises, Inc.	1,200	84,018
Argan, Inc.	600	60,858
Astronics Corp. (a)	1,200	23,376
Atmus Filtration Technologies, Inc.	7,030	263,836
Axon Enterprise, Inc. (a)	100	39,960
Beacon Roofing Supply, Inc. (a)	2,400	207,432
Bloom Energy Corp., Class A (a)	7,438	78,545
Blue Bird Corp. (a)	3,000	143,880
BlueLinx Holdings, Inc. (a)	700	73,794
BWX Technologies, Inc.	100	10,870
Caesarstone Ltd. (a)	800	3,648
Columbus McKinnon Corp.	800	28,800
Comfort Systems USA, Inc.	100	39,035
Commercial Vehicle Group, Inc. (a)	2,200	7,150
Complete Solaria, Inc. (a)	30	84
Concrete Pumping Holdings, Inc. (a)	1,700	9,843
Cummins, Inc.	31	10,037
Curtiss-Wright Corp.	200	65,738
DNOW, Inc. (a)	2,600	33,618
Douglas Dynamics, Inc.	2,200	60,676
Ducommun, Inc. (a)	200	13,166
DXP Enterprises, Inc. (a)	600	32,016
Energy Recovery, Inc. (a)	900	15,651
Enpro, Inc.	300	48,654
Esab Corp.	800	85,048
EVI Industries, Inc.	100	1,933
Federal Signal Corp.	1,800	168,228
FTAI Aviation Ltd.	15,200	2,020,080
FuelCell Energy, Inc. (a)	89,900	34,162
Gates Industrial Corp. PLC (a)	18,100	317,655
GATX Corp.	800	105,960
GE Vernova, Inc. (a),(b)	4,585	1,169,083
General Dynamics Corp.	4,100	1,239,020
Gibraltar Industries, Inc. (a)	900	62,937

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Global Industrial Co.	500	$16,985
Gorman-Rupp Co. (The)	400	15,580
Graco, Inc.	70,000	6,125,700
Great Lakes Dredge & Dock Corp. (a)	3,700	38,961
Griffon Corp.	3,300	231,000
H&E Equipment Services, Inc.	3,000	146,040
HEICO Corp.	3,600	941,328
HEICO Corp. Class A	67,800	13,814,928
Helios Technologies, Inc.	400	19,080
Herc Holdings, Inc.	300	47,829
Hexcel Corp.	500	30,915
Hudson Technologies, Inc. (a)	1,000	8,340
Hydrofarm Holdings Group, Inc. (a)	3,100	2,136
IDEX Corp. (b)	42,400	9,094,800
Insteel Industries, Inc.	400	12,436
Janus International Group, Inc. (a)	1,100	11,121
Karat Packaging, Inc.	100	2,589
Lockheed Martin Corp.	13,300	7,774,648
LSI Industries, Inc.	200	3,230
Manitowoc Co., Inc. (The) (a)	3,500	33,670
Masterbrand, Inc. (a)	4,300	79,722
Matrix Service Co. (a)	1,100	12,683
Mayville Engineering Co., Inc. (a)	700	14,756
McGrath RentCorp	400	42,112
Mercury Systems, Inc. (a)	1,900	70,300
Miller Industries, Inc.	300	18,300
Momentus, Inc. (a)	34	15
MRC Global, Inc. (a)	4,500	57,330
Mueller Water Products, Inc. Class A	900	19,530
MYR Group, Inc. (a)	200	20,446
Northrop Grumman Corp.	5,900	3,115,613
Northwest Pipe Co. (a)	400	18,052
Nuvve Holding Corp. (a)	2	11
nVent Electric PLC (b)	1,100	77,286
Orion Group Holdings, Inc. (a)	300	1,731
Oshkosh Corp.	100	10,021
Park Aerospace Corp.	500	6,515
Proto Labs, Inc. (a)	1,400	41,118
RBC Bearings, Inc. (a)	45,540	13,633,765
Shyft Group, Inc. (The)	3,400	42,670
Simpson Manufacturing Co., Inc.	29,893	5,717,634
Standex International Corp.	100	18,278
Stem, Inc. (a)	2,700	940
Sterling Infrastructure, Inc. (a)	3,700	536,574
Tecnoglass, Inc.	1,900	130,454
Tennant Co.	200	19,208

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Thermon Group Holdings, Inc. (a)	2,100	$62,664
Timken Co. (The)	100	8,429
Titan Machinery, Inc. (a)	2,200	30,646
Transcat, Inc. (a)	300	36,231
Triumph Group, Inc. (a)	1,000	12,890
Tutor Perini Corp. (a)	3,200	86,912
Ultralife Corp. (a)	900	8,136
Vicor Corp. (a)	2,800	117,880
Virgin Galactic Holdings, Inc. (a)	3,790	23,119
Wabash National Corp.	1,600	30,704
Westinghouse Air Brake Technologies Corp.	5,700	1,036,089
WillScot Holdings Corp. (a)	32,326	1,215,458
Woodward, Inc.	2,700	463,077

		85,626,476

Commercial & Professional Services — 0.6%
ACCO Brands Corp.	13,100	71,657
Asure Software, Inc. (a)	300	2,715
BrightView Holdings, Inc. (a)	900	14,166
CACI International, Inc. Class A (a)	700	353,192
Casella Waste Systems, Inc., Class A (a)	45,703	4,546,991
CBIZ, Inc. (a)	700	47,103
CECO Environmental Corp. (a)	1,100	31,020
Civeo Corp.	1,125	30,825
Clean Harbors, Inc. (a)	100	24,171
Copart, Inc. (a)	113,560	5,950,544
CRA International, Inc.	100	17,532
CSG Systems International, Inc.	200	9,730
Ennis, Inc.	1,000	24,320
Enviri Corp. (a)	600	6,204
ExlService Holdings, Inc. (a)	7,200	274,680
Fiverr International Ltd. (a)	100	2,587
Forrester Research, Inc. (a)	1,800	32,418
Franklin Covey Co. (a)	600	24,678
GFL Environmental, Inc.	22,726	906,313
Healthcare Services Group, Inc. (a)	7,000	78,190
HNI Corp.	34	1,830
Huron Consulting Group, Inc. (a)	1,100	119,570
IBEX Holdings Ltd. (a)	700	13,986
ICF International, Inc.	400	66,716
Legalzoom.com, Inc. (a)	2,500	15,875
Li-Cycle Holdings Corp. (a)	25	55
Liquidity Services, Inc. (a)	1,000	22,800
Matthews International Corp. Class A	1,200	27,840
Maximus, Inc.	200	18,632
Millennium Corp. (a),(b),(d)	60,879	2,149,790

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Mistras Group, Inc. (a)	600	$6,822
Paycom Software, Inc.	1,800	299,826
Quad/Graphics, Inc.	2,300	10,442
RCM Technologies, Inc. (a)	500	10,140
Republic Services, Inc.	1,700	341,428
Resources Connection, Inc.	100	970
ShiftPixy, Inc. (a)	1	1
SS&C Technologies Holdings, Inc.	1,500	111,315
TrueBlue, Inc. (a)	1,100	8,679
TTEC Holdings, Inc.	10,900	63,983
UL Solutions, Inc. Class A	117,769	5,806,012
Upwork, Inc. (a)	18,200	190,190
Veralto Corp. (b)	1	112
Verisk Analytics, Inc. Class A	4,000	1,071,840
Viad Corp. (a)	100	3,583
Waste Connections, Inc.	600	107,292

		22,918,765

Consumer Discretionary Distribution & Retail — 0.0%
Destination XL Group, Inc., (a)	3,500	10,290

Consumer Durables & Apparel — 0.6%
Acushnet Holdings Corp.	2,700	172,125
Allbirds, Inc. Class A (a)	395	4,661
Bassett Furniture Industries, Inc.	200	2,890
Beazer Homes USA, Inc. (a)	3,300	112,761
Cricut, Inc. Class A	200	1,386
Ethan Allen Interiors, Inc.	1,200	38,268
Fossil Group, Inc. (a)	11,600	13,572
Funko, Inc. Class A (a)	800	9,776
G-III Apparel Group Ltd. (a)	1,400	42,728
GoPro, Inc. Class A (a)	29,000	39,440
Helen of Troy Ltd. (a)	1,600	98,960
Hooker Furnishings Corp.	200	3,616
Installed Building Products, Inc.	100	24,627
iRobot Corp. (a)	6,900	59,961
JAKKS Pacific, Inc. (a)	700	17,864
Johnson Outdoors, Inc. Class A	300	10,860
Landsea Homes Corp. (a)	1,700	20,995
Legacy Housing Corp. (a)	500	13,675
Leggett & Platt, Inc.	1,200	16,344
Lululemon Athletica, Inc. (a)	1,700	461,295
MasterCraft Boat Holdings, Inc. (a)	100	1,821
NIKE, Inc. Class B	135,300	11,960,520
Peloton Interactive, Inc. Class A (a)	82,400	385,632
SharkNinja, Inc.	62,553	6,800,137
Smith Douglas Homes Corp. (a)	22,741	859,155

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Superior Group of Cos., Inc.	200	$3,098
Tri Pointe Homes, Inc. (a)	3,000	135,930
Unifi, Inc. (a)	1,900	13,946
Universal Electronics, Inc. (a)	900	8,307

		21,334,350

Consumer Services — 1.0%
American Public Education, Inc. (a)	800	11,800
Amesite, Inc. (a)	33	83
BJ’s Restaurants, Inc. (a)	900	29,304
Carnival PLC, ADR (a)	3,000	50,010
Carriage Services, Inc.	1,000	32,830
Cava Group, Inc. (a)	71,682	8,877,816
Chegg, Inc. (a)	23,800	42,126
Dine Brands Global, Inc.	1,000	31,230
DoorDash, Inc. Class A (a)	84,700	12,089,231
Duolingo, Inc. (a)	4,900	1,381,898
European Wax Center, Inc., Class A (a)	300	2,040
Everi Holdings, Inc. (a)	4,400	57,816
GEN Restaurant Group, Inc. (a)	500	4,220
Kura Sushi USA, Inc. Class A (a)	300	24,168
Laureate Education, Inc.	200	3,322
Life Time Group Holdings, Inc. (a)	90,971	2,221,512
Lincoln Educational Services Corp. (a)	500	5,970
Lindblad Expeditions Holdings, Inc. (a)	2,000	18,500
Norwegian Cruise Line Holdings Ltd. (a)	21,700	445,067
OneSpaWorld Holdings Ltd.	1,400	23,114
PlayAGS, Inc. (a)	3,600	41,004
Potbelly Corp. (a)	600	5,004
Royal Caribbean Cruises Ltd. (b)	7,561	1,341,019
Sabre Corp. (a)	53,300	195,611
Sonder Holdings, Inc. (a)	25	117
Sweetgreen, Inc. Class A (a)	21,400	758,630
Universal Technical Institute, Inc. (a)	100	1,626
Viking Holdings Ltd. (a)	147,779	5,156,009
Wingstop, Inc.	6,000	2,496,480
WW International, Inc. (a)	13,600	11,938
Xponential Fitness, Inc. Class A (a)	1,200	14,880

		35,374,375

Diversified Financials — 4.0%
AG Mortgage Investment Trust, Inc.	2,400	18,024
Alerus Financial Corp.	400	9,152
Angel Oak Mortgage REIT, Inc.	100	1,043
Annaly Capital Management, Inc.	50	1,004
ARMOUR Residential REIT, Inc.	40	816

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Atlanticus Holdings Corp. (a)	100	$3,508
AvidXchange Holdings, Inc. (a)	567,458	4,602,084
Bain Capital Specialty Finance, Inc.	7,900	131,140
Barings BDC, Inc.	7,600	74,480
BlackRock Liquidity Funds Treasury Trust Fund Portfolio (b)	47,097,791	47,097,791
BlackRock TCP Capital Corp.	11,001	91,198
Blue Owl Capital Corp.	14,100	205,437
Bridge Investment Group Holdings, Inc. Class A	2,800	27,636
Brightsphere Investment Group, Inc.	82,253	2,089,226
BrightSpire Capital, Inc.	800	4,480
Capital Southwest Corp.	5,800	146,682
Carlyle Secured Lending, Inc.	4,100	69,577
Cass Information Systems, Inc.	400	16,592
Cboe Global Markets, Inc.	36,393	7,455,834
Charles Schwab Corp. (The)	47,500	3,078,475
Cherry Hill Mortgage Investment Corp.	6,900	25,047
Chicago Atlantic Real Estate Finance, Inc.	2,300	35,673
Chimera Investment Corp.	1,098	17,381
CION Investment Corp.	5,900	70,210
CME Group, Inc.	54,269	11,974,455
Corebridge Financial, Inc.	136,410	3,977,716
Credit Acceptance Corp. (a)	200	88,684
Crescent Capital BDC, Inc.	4,600	85,100
Donnelley Financial Solutions, Inc. (a)	500	32,915
Ellington Credit Co.	900	6,282
Ellington Financial, Inc.	12	155
Enact Holdings, Inc.	1,800	65,394
Enova International, Inc. (a)	100	8,379
EZCORP, Inc. Class A (a)	11,000	123,310
Federated Hermes, Inc.	5,100	187,527
Fidelity National Information Services, Inc.	28,138	2,356,558
FirstCash Holdings, Inc.	1,025	117,670
Flywire Corp. (a)	96,852	1,587,404
Franklin Resources, Inc.	800	16,120
GCM Grosvenor, Inc., Class A	7,870	89,088
Gladstone Capital Corp.	800	19,240
Gladstone Investment Corp.	700	10,115
Global Payments, Inc.	61,475	6,296,269
Granite Point Mortgage Trust, Inc.	600	1,902
Great Ajax Corp.	1,700	5,661
Green Dot Corp. Class A (a)	12,100	141,691
I3 Verticals, Inc. Class A (a)	3,507	74,734
Intercontinental Exchange, Inc.	6,700	1,076,288
Invesco Ltd.	10,600	186,136
Invesco Mortgage Capital, Inc.	2,900	27,231

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Lazard, Inc.	11,500	$579,370
LendingClub Corp. (a)	9,900	113,157
LendingTree, Inc. (a)	2,700	156,681
MarketAxess Holdings, Inc.	13,540	3,468,948
Marqeta, Inc. Class A (a)	355,074	1,746,964
Medallion Financial Corp.	1,400	11,396
Merchants Bancorp	250	11,240
MidCap Financial Investment Corp.	800	10,712
Moneylion, Inc. (a)	1,713	71,175
Monroe Capital Corp.	1,900	15,352
MSCI, Inc. Class A	5,400	3,147,822
Nasdaq, Inc.	243,710	17,793,267
New Mountain Finance Corp.	8,700	104,226
Oaktree Specialty Lending Corp.	31	506
OFS Capital Corp.	1,900	16,055
Open Lending Corp. Class A (a)	6,100	37,332
Oportun Financial Corp. (a)	5,200	14,612
Oppenheimer Holdings, Inc. Class A	700	35,812
OppFi, Inc.	4,500	21,285
Oxford Square Capital Corp.	14,600	41,318
Palmer Square Capital BDC, Inc.	1,000	16,300
Paymentus Holdings, Inc. Class A (a)	600	12,012
Payoneer Global, Inc. (a)	37,900	285,387
Paysafe Ltd. (a)	2,075	46,542
Perella Weinberg Partners	400	7,724
Piper Sandler Cos.	8,892	2,523,639
Portman Ridge Finance Corp.	1,400	25,970
Regional Management Corp.	200	6,542
Repay Holdings Corp. (a)	29,000	236,640
Rithm Capital Corp.	477,496	5,419,580
Robinhood Markets, Inc. Class A (a)	145,300	3,402,926
Runway Growth Finance Corp.	900	9,261
S&P Global, Inc.	12	6,199
Saratoga Investment Corp.	1,400	32,466
Silvercrest Asset Management Group, Inc. Class A	300	5,172
Sixth Street Specialty Lending, Inc.	9,500	195,035
SLR Investment Corp.	2,600	39,130
Sprott, Inc.	100	4,331
Stellus Capital Investment Corp.	4,800	65,712
StoneX Group, Inc. (a)	1,000	81,880
SuRo Capital Corp. (a)	69	278
TPG RE Finance Trust, Inc.	14,500	123,685
TPG, Inc.	34,114	1,963,602
TriplePoint Venture Growth BDC Corp. Class B	8,700	61,422
Upstart Holdings, Inc. (a)	4,500	180,045
Virtu Financial, Inc. Class A	1,900	57,874

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Visa, Inc. Class A	41,700	$11,465,415
Waterstone Financial, Inc.	200	2,940
WhiteHorse Finance, Inc.	3,200	37,024
WisdomTree, Inc.	9,500	94,905

		147,635,382

Energy — 0.8%
Amplify Energy Corp. (a)	66	431
APA Corp. (b)	37	905
Archrock, Inc.	45,492	920,758
Baytex Energy Corp.	114	339
Berry Corp.	5,800	29,812
BP PLC, ADR	400	12,556
BP PLC (b)	8,432	44,157
Cenovus Energy, Inc.	100	1,673
Cheniere Energy, Inc.	5,000	899,200
CNX Resources Corp. (a)	200	6,514
Cool Co., Ltd.	1,000	11,290
Crescent Energy Co. Class A	213,558	2,338,460
CVR Energy, Inc.	4,600	105,938
Devon Energy Corp. (b)	25,825	1,010,274
DHT Holdings, Inc.	17,100	188,613
Diamondback Energy, Inc. (b)	19,390	3,342,836
Dorian LPG Ltd.	7,300	251,266
Enerflex Ltd.	3,100	18,476
EnLink Midstream LLC	7,200	104,472
Epsilon Energy Ltd.	600	3,516
Excelerate Energy, Inc. Class A	2,100	46,221
Forum Energy Technologies, Inc. (a)	400	6,184
FutureFuel Corp.	6,400	36,800
Granite Ridge Resources, Inc.	100	594
Hallador Energy Co. (a)	1,900	17,917
Helix Energy Solutions Group, Inc. (a)	700	7,770
Hess Corp. (b)	19,439	2,639,816
Hess Midstream LP Class A	81,868	2,887,484
International Seaways, Inc.	400	20,624
Kinetik Holdings, Inc.	2,580	116,771
Kodiak Gas Services, Inc.	71,563	2,075,327
Magnolia Oil & Gas Corp. Class A	94,764	2,314,137
Mammoth Energy Services, Inc. (a)	100	409
Nabors Industries Ltd. (a)	300	19,341
NACCO Industries, Inc. Class A	100	2,835
Natural Gas Services Group, Inc. (a)	400	7,644
Navigator Holdings Ltd.	6,100	98,027
Newpark Resources, Inc. (a)	4,100	28,413
Nordic American Tankers Ltd.	44,600	163,682

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
North American Construction Group Ltd.	1,900	$35,530
Oil States International, Inc. (a)	5,000	23,000
Ovintiv, Inc.	7,918	303,339
PBF Energy, Inc. Class A	18,400	569,480
Permian Resources Corp. (b)	341,115	4,642,575
Precision Drilling Corp. (a)	900	55,485
Profire Energy, Inc. (a)	700	1,176
REX American Resources Corp. (a)	100	4,629
Ring Energy, Inc. (a)	1,800	2,880
Shell PLC, ADR	300	19,785
Shell PLC (b)	45,721	1,504,691
Sitio Royalties Corp., Class A	93	1,938
Solaris Energy Infrastructure, Inc. Class A	4,800	61,248
Teekay Corp. (a)	9,900	91,080
Teekay Tankers Ltd. Class A	4,463	259,970
TETRA Technologies, Inc. (a)	2,600	8,060
Transocean Ltd. (a)	33	140
Valero Energy Corp. (b)	3,900	526,617
Vermilion Energy, Inc.	9,700	94,769
Viper Energy, Inc.	45,456	2,050,520
Vital Energy, Inc. (a)	5,250	141,225
Vitesse Energy, Inc.	2,300	55,246
W&T Offshore, Inc.	32,200	69,230
World Kinect Corp.	4,400	136,004

		30,440,099

Financial Services — 0.2%
Andretti Acquisition Corp. II (a)	363,639	3,636,390
Curo Group Holdings LLC (a),(b)	645,803	2,798,264
MFA Financial, Inc.	600	7,632
PennantPark Floating Rate Capital Ltd.	700	8,099
PennantPark Investment Corp.	13,400	93,666
Perceptive Capital Solutions Corp. (a)	25,018	250,931

		6,794,982

Food & Staples Retailing — 0.1%
Ingles Markets, Inc. Class A	400	29,840
Maplebear, Inc. (a)	16,700	680,358
Natural Grocers by Vitamin Cottage, Inc. Class C	500	14,845
PriceSmart, Inc.	600	55,068
SpartanNash Co.	800	17,928
Target Corp. (b)	26,700	4,161,462
Village Super Market, Inc. Class A	200	6,358
Walgreens Boots Alliance, Inc.	11,500	103,040
Weis Markets, Inc.	1,100	75,823

		5,144,722

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Food, Beverage & Tobacco — 0.1%
Cal-Maine Foods, Inc.	1,000	$74,840
Conagra Brands, Inc.	38,100	1,239,012
Eastside Distilling, Inc. (a)	45	23
Fresh Del Monte Produce, Inc.	1,200	35,448
Freshpet, Inc. (a)	2,600	355,602
Hain Celestial Group, Inc. (The) (a)	4,300	37,109
J M Smucker Co. (The)	2,100	254,310
Laird Superfood, Inc. (a)	400	1,984
Lamb Weston Holdings, Inc.	500	32,370
Lifeway Foods, Inc. (a)	100	2,592
Limoneira Co.	400	10,600
MGP Ingredients, Inc.	1,300	108,225
National Beverage Corp.	1,500	70,410
Tootsie Roll Industries, Inc.	30	929
Universal Corp.	1,000	53,110
Village Farms International, Inc. (a)	800	744
Vita Coco Co., Inc. (The) (a)	7,600	215,156
Vital Farms, Inc. (a)	3,600	126,252
WK Kellogg Co.	2,600	44,486

		2,663,202

Health Care Equipment & Services — 1.3%
Abbott Laboratories	38,200	4,355,182
Accolade, Inc. (a)	100	385
Accuray, Inc. (a)	2,100	3,780
American Well Corp. Class A (a)	235	2,228
AngioDynamics, Inc. (a)	6,200	48,236
Ardent Health Partners, Inc. (a)	56,865	1,045,179
Assure Holdings Corp. (a)	0	80
AtriCure, Inc. (a)	9,500	266,380
Augmedix, Inc. (a)	1,800	4,230
Avanos Medical, Inc. (a)	800	19,224
Avinger, Inc. (a)	34	32
Becton Dickinson & Co.	700	168,770
BrightSpring Health Services, Inc. (a)	68,223	1,001,514
Brookdale Senior Living, Inc. (a)	9	61
Cardinal Health, Inc.	5,400	596,808
Castle Biosciences, Inc. (a)	900	25,668
Cencora, Inc.	51,619	11,618,404
Cerus Corp. (a)	300	522
Cigna Group	100	34,644
Community Health Systems, Inc. (a)	31,900	193,633
Concentra Group Holdings Parent, Inc. (a)	68,237	1,525,779
CorVel Corp. (a)	200	65,378
CVRx, Inc. (a)	200	1,762

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
CVS Health Corp.	4,900	$308,112
Dexcom, Inc. (a)	15,200	1,019,008
DocGo, Inc. (a)	200	664
Fulgent Genetics, Inc. (a)	200	4,346
GE HealthCare Technologies, Inc.	113,691	10,669,900
GoodRx Holdings, Inc. Class A (a)	9,900	68,706
Guardant Health, Inc. (a)	18,400	422,096
Guardian Pharmacy Services, Inc. Class A (a)	68,082	1,143,778
Health Catalyst, Inc. (a)	900	7,326
HealthStream, Inc.	800	23,072
Humana, Inc.	18,200	5,764,668
Inari Medical, Inc. (a)	300	12,372
InfuSystem Holdings, Inc. (a)	500	3,350
Inogen, Inc. (a)	3,500	33,950
Integra LifeSciences Holdings Corp. (a)	7,100	129,007
iRadimed Corp.	400	20,116
Joint Corp. (The) (a)	600	6,864
LeMaitre Vascular, Inc.	800	74,312
LivaNova PLC (a)	1,900	99,826
Masimo Corp. (a)	2,400	319,992
Merit Medical Systems, Inc. (a)	4,200	415,086
National Research Corp.	100	2,286
Nevro Corp. (a)	6,000	33,540
Novocure Ltd. (a)	17,000	265,710
OPKO Health, Inc. (a)	1	1
Orthofix Medical, Inc. (a)	6	94
Outset Medical, Inc. (a)	6,300	4,265
Owens & Minor, Inc. (a)	1,600	25,104
PACS Group, Inc. (a)	68,228	2,727,073
Pennant Group, Inc. (a)	1,900	67,830
Phreesia, Inc. (a)	400	9,116
PROCEPT BioRobotics Corp. (a)	400	32,048
Progyny, Inc. (a)	600	10,056
Pulmonx Corp. (a)	3,100	25,699
RxSight, Inc. (a)	4,700	232,321
Sensus Healthcare, Inc. (a)	2,300	13,340
SI-BONE, Inc. (a)	3,700	51,726
SiNtx Technologies, Inc. (a)	43	140
Tactile Systems Technology, Inc. (a)	1,600	23,376
Talkspace, Inc. (a)	7,000	14,630
Tandem Diabetes Care, Inc. (a)	13,800	585,258
TruBridge, Inc. (a)	1,200	14,352
U.S. Physical Therapy, Inc.	100	8,463
Varex Imaging Corp. (a)	1,900	22,648
Veeva Systems, Inc., Class A (a)	2,100	440,727
Viemed Healthcare, Inc. (a)	1,700	12,461

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Waystar Holding Corp. (a)	67,913	$1,894,094
Zimvie, Inc. (a)	600	9,522
Zynex, Inc. (a)	2,800	22,848

		48,073,158

Household & Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) Class A	44,200	4,406,298
Medifast, Inc.	1,400	26,796
Nature’s Sunshine Products, Inc. (a)	400	5,448
Nu Skin Enterprises, Inc. Class A	7,400	54,538
Olaplex Holdings, Inc. (a)	35,500	83,425
Spectrum Brands Holdings, Inc.	100	9,514
USANA Health Sciences, Inc. (a)	200	7,584
WD-40 Co.	300	77,364

		4,670,967

Insurance — 1.0%
Abacus Life, Inc. (a)	56,629	573,086
American Coastal Insurance Corp. Class C (a)	1,000	11,270
Bowhead Specialty Holdings, Inc. (a)	22,743	637,031
Brighthouse Financial, Inc. (a)	3,600	162,108
Crawford & Co. Class A	300	3,291
eHealth, Inc. (a)	3,100	12,648
Employers Holdings, Inc.	700	33,579
F&G Annuities & Life, Inc.	1,100	49,192
Globe Life, Inc.	200	21,182
Greenlight Capital Re Ltd. Class A (a)	800	10,920
Hagerty, Inc. Class A (a)	1,400	14,238
Hanover Insurance Group, Inc. (The)	200	29,622
HCI Group, Inc.	1,600	171,296
Heritage Insurance Holdings, Inc.	4,500	55,080
Horace Mann Educators Corp.	2,100	73,395
James River Group Holdings Ltd.	8,500	53,295
Kemper Corp.	2,200	134,750
Kinsale Capital Group, Inc.	18,900	8,799,273
Lincoln National Corp.	26,000	819,260
MBIA, Inc.	200	714
Mercury General Corp.	1,700	107,066
Oscar Health, Inc. Class A (a)	26,100	553,581
Palomar Holdings, Inc. (a)	11,371	1,076,493
ProAssurance Corp. (a)	2,000	30,080
Progressive Corp. (The)	7,900	2,004,704
RLI Corp.	82,500	12,785,850
Skyward Specialty Insurance Group, Inc. (a)	5,900	240,307
Tiptree, Inc.	900	17,613
Trupanion, Inc. (a)	1,800	75,564

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
TWFG, Inc. (a)	13,461	$365,062
United Fire Group, Inc.	1,400	29,302
Universal Insurance Holdings, Inc.	3,400	75,344
W R Berkley Corp.	130,500	7,403,265

		36,429,461

Materials — 0.6%
AdvanSix, Inc.	500	15,190
Alcoa Corp.	19,500	752,310
Alto Ingredients, Inc. (a)	600	966
American Vanguard Corp.	2,400	12,720
Ampco-Pittsburgh Corp. (a)	300	600
Ardagh Metal Packaging SA	6,700	25,259
ATI, Inc. (a)	2,800	187,348
B2Gold Corp.	197,100	607,068
Berry Global Group, Inc.	100	6,798
Centerra Gold, Inc.	13,400	95,944
Century Aluminum Co. (a)	1,100	17,853
Chemours Co. (The) (b)	3,300	67,056
Clearwater Paper Corp. (a)	800	22,832
Coeur Mining, Inc. (a)	12,700	87,376
DuPont de Nemours, Inc. (b)	18,880	1,682,397
Ecovyst, Inc. (a)	2,900	19,865
FMC Corp.	3,100	204,414
Fortuna Mining Corp. (a)	27,100	125,473
Franco-Nevada Corp.	8,900	1,105,825
Freeport-McMoRan, Inc. (b)	29,500	1,472,640
Gatos Silver, Inc. (a)	4,700	70,876
Ginkgo Bioworks Holdings, Inc. (a)	9,812	79,968
Glatfelter Corp. (a)	4,600	8,280
Gold Resource Corp. (a)	300	105
Gold Royalty Corp. (a)	4,100	5,576
Hycroft Mining Holding Corp. (a)	40	100
Innospec, Inc.	100	11,309
Intrepid Potash, Inc. (a)	1,600	38,400
Kinross Gold Corp.	100	936
Knife River Corp. (a)	4,000	357,560
Linde PLC	24,392	11,631,569
Lithium Americas Corp. (a)	15	40
Louisiana-Pacific Corp.	300	32,238
LSB Industries, Inc. (a)	5,000	40,200
McEwen Mining, Inc. (a)	4,500	41,850
Metalla Royalty & Streaming Ltd. (a)	200	618
Metallus, Inc. (a)	2,300	34,109
Mosaic Co.	22,800	610,584
Myers Industries, Inc.	700	9,674

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
New Gold, Inc. (a)	45,800	$131,904
Newmont Corp.	100	5,345
O-I Glass, Inc. (a)	4,100	53,792
Packaging Corp. of America	1,300	280,020
Pactiv Evergreen, Inc.	600	6,906
Ramaco Resources, Inc. Class A	7,501	87,762
Ranpak Holdings Corp. (a)	5,400	35,262
Rayonier Advanced Materials, Inc. (a)	9,400	80,464
Royal Gold, Inc.	100	14,030
Ryerson Holding Corp.	1,200	23,892
Sandstorm Gold Ltd.	500	3,000
Schnitzer Steel Industries, Inc.	100	1,854
Scotts Miracle-Gro Co.	600	52,020
Sherwin-Williams Co. (b)	2,495	952,267
Silgan Holdings, Inc.	700	36,750
Silvercorp Metals, Inc.	7,900	34,523
SSR Mining, Inc.	44,000	249,920
SunCoke Energy, Inc.	2,900	25,172
Teck Resources Ltd. Class B (b)	20,456	1,068,552
Tredegar Corp. (a)	2,200	16,038
TriMas Corp.	1,300	33,189
Trinseo PLC	2,900	14,819
Triple Flag Precious Metals Corp.	3,000	48,540
Universal Stainless & Alloy Products, Inc. (a)	1,100	42,493
Warrior Met Coal, Inc.	500	31,950

		22,814,390

Media — 0.2%
Learfield Communications LLC, (a),(b)	91,802	6,173,684

Media & Entertainment — 0.9%
Alphabet, Inc. Class A (b)	58,819	9,755,131
Altice USA, Inc. Class A (a)	5,300	13,038
AMC Networks, Inc., Class A (a)	200	1,738
Angi, Inc. (a)	10,400	26,832
Cardlytics, Inc. (a)	800	2,560
Charter Communications, Inc. Class A (a),(b)	40	12,963
DHI Group, Inc. (a)	1,400	2,576
Entravision Communications Corp. Class A	500	1,035
Eventbrite, Inc., Class A (a)	11,800	32,214
EW Scripps Co. (The) Class A (a)	5,500	12,348
Gannett Co., Inc. (a)	2,000	11,240
iHeartMedia, Inc. Class A (a)	3,100	5,735
Liberty Broadband Corp. Class C (a),(b)	5,284	408,400
Liberty Broadband Corp. Class A (a),(b)	1,428	109,699
Liberty Media Corp.-Liberty Formula One Class C (a),(b)	3,880	300,428
Liberty Media Corp.-Liberty Live Class C (a),(b)	5,649	289,963

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Liberty Media Corp.-Liberty Live Class A (a),(b)	3,477	$172,146
MediaAlpha, Inc. Class A (a)	1,500	27,165
Mega Matrix Corp. (a)	100	101
Meta Platforms, Inc. Class A (b)	2,577	1,475,178
Nextdoor Holdings, Inc. (a)	300	744
Playstudios, Inc. (a)	4,000	6,040
Reddit, Inc. Class A (a)	45,482	2,998,174
Reservoir Media, Inc. (a)	600	4,866
ROBLOX Corp. Class A (a)	127,800	5,656,428
Snap, Inc. Class A (a)	192,400	2,058,680
Spotify Technology SA (a),(b)	21,730	8,008,157
TechTarget, Inc. (a)	1,200	29,340
Townsquare Media, Inc. Class A	600	6,096
Travelzoo (a)	1,300	15,665
TrueCar, Inc. (a)	800	2,760
Vimeo, Inc. (a)	2,500	12,625

		31,460,065

Pharmaceuticals, Biotechnology & Life Sciences — 1.6%
10X Genomics, Inc. Class A (a)	2,400	54,192
4D Molecular Therapeutics, Inc. (a)	1,200	12,972
89bio, Inc. (a)	6,300	46,620
Aadi Bioscience, Inc. (a)	300	618
AbCellera Biologics, Inc. (a)	29,600	76,960
Absci Corp. (a)	2,300	8,786
ACADIA Pharmaceuticals, Inc. (a)	4,500	69,210
ACELYRIN, Inc. (a)	500	2,465
Aclaris Therapeutics, Inc. (a)	14,500	16,675
Acumen Pharmaceuticals, Inc. (a)	6,100	15,128
Adicet Bio, Inc. (a)	12,542	18,060
ADMA Biologics, Inc. (a)	53,400	1,067,466
Adverum Biotechnologies, Inc. (a)	570	4,001
Aeglea BioTherapeutics, Inc. (a)	4,700	138,227
Aerovate Therapeutics, Inc. (a)	1,500	3,135
Aldeyra Therapeutics, Inc. (a)	7,800	42,042
Alector, Inc. (a)	8,400	39,144
Allogene Therapeutics, Inc. (a)	42,600	119,280
Allovir, Inc. (a)	6,100	4,932
Alnylam Pharmaceuticals, Inc. (a)	900	247,527
Altimmune, Inc. (a)	200	1,228
ALX Oncology Holdings, Inc. (a)	7,000	12,740
Amgen, Inc.	3,300	1,063,293
Amphastar Pharmaceuticals, Inc. (a)	1,700	82,501
Amylyx Pharmaceuticals, Inc. (a)	7,000	22,680
AN2 Therapeutics, Inc. (a)	1,500	1,605
AnaptysBio, Inc. (a)	2,500	83,750

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Anavex Life Sciences Corp. (a)	7,000	$39,760
Anika Therapeutics, Inc. (a)	800	19,760
Apogee Therapeutics, Inc. (a)	200	11,748
Applied DNA Sciences, Inc. (a)	42	27
Arcutis Biotherapeutics, Inc. (a)	3,600	33,480
Ardelyx, Inc. (a)	2,300	15,847
Arrowhead Pharmaceuticals, Inc. (a)	400	7,748
Arvinas, Inc. (a)	2,100	51,723
Assertio Holdings, Inc. (a)	14,350	16,933
Atea Pharmaceuticals, Inc. (a)	6,800	22,780
Athira Pharma, Inc. (a)	4,600	2,052
aTyr Pharma, Inc. (a)	2,800	4,928
Aura Biosciences, Inc. (a)	100	891
Avid Bioservices, Inc. (a)	10,700	121,766
Avidity Biosciences, Inc. (a)	3,600	165,348
Bausch Health Cos., Inc. (a)	200	1,632
BioAtla, Inc. (a)	2,800	4,928
BioCardia, Inc. (a)	47	147
BioCryst Pharmaceuticals, Inc. (a)	39,900	303,240
Biogen, Inc. (a)	2,500	484,600
Biohaven Ltd. (a)	1,700	84,949
Biomea Fusion, Inc. (a)	1,200	12,120
Bio-Path Holdings, Inc. (a)	1	1
Biote Corp. Class A (a)	400	2,232
Bluebird Bio, Inc. (a)	9,800	5,091
Bristol-Myers Squibb Co.	235,300	12,174,422
C4 Therapeutics, Inc. (a)	14,600	83,220
Cabaletta Bio, Inc. (a)	3,600	16,992
Cara Therapeutics, Inc. (a)	11,900	3,665
Cardiff Oncology, Inc. (a)	6,100	16,287
CareDx, Inc. (a)	8,600	268,535
Caribou Biosciences, Inc. (a)	15,500	30,380
Carisma Therapeutics, Inc. (a)	22	22
Celcuity, Inc. (a)	200	2,982
CNS Pharmaceuticals, Inc. (a)	8	1
Codexis, Inc. (a)	9,200	28,336
Cogent Biosciences, Inc. (a)	1,600	17,280
Coherus Biosciences, Inc. (a)	2,200	2,288
Collegium Pharmaceutical, Inc. (a)	4,000	154,560
Compass Therapeutics, Inc. (a)	1,000	1,840
Corcept Therapeutics, Inc. (a)	8,700	402,636
Corvus Pharmaceuticals, Inc. (a)	3,500	18,480
Curis, Inc. (a)	95	512
Cytokinetics, Inc. (a)	800	42,240
CytomX Therapeutics, Inc. (a)	1,300	1,534
Day One Biopharmaceuticals, Inc. (a)	500	6,965

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Design Therapeutics, Inc. (a)	4,800	$25,824
Disc Medicine, Inc. (a)	300	14,742
Dyne Therapeutics, Inc. (a)	1,400	50,288
Eagle Pharmaceuticals, Inc. (a)	2,900	10,817
Edgewise Therapeutics, Inc. (a)	100	2,669
Editas Medicine, Inc. (a)	16,200	55,242
Elevation Oncology, Inc. (a)	500	300
Eli Lilly & Co. (b)	8,879	7,866,261
Emergent BioSolutions, Inc. (a)	11,200	93,520
Enanta Pharmaceuticals, Inc. (a)	3,400	35,224
Erasca, Inc. (a)	13,300	36,309
Esperion Therapeutics, Inc. (a)	41,500	68,475
Exelixis, Inc. (a)	23,600	612,420
EyePoint Pharmaceuticals, Inc. (a)	2,200	17,578
Fate Therapeutics, Inc. (a)	14,500	50,750
FibroGen, Inc. (a)	15,300	6,111
Fulcrum Therapeutics, Inc. (a)	11,600	41,412
Generation Bio Co. (a)	2,500	6,175
GlycoMimetics, Inc. (a)	8,200	1,386
Gossamer Bio, Inc. (a)	15,600	15,388
Harmony Biosciences Holdings, Inc. (a)	2,000	80,000
Harrow, Inc. (a)	3,600	161,856
Harvard Bioscience, Inc. (a)	1,200	3,228
Heron Therapeutics, Inc. (a)	10,000	19,900
Hookipa Pharma, Inc. (a)	60	258
Humacyte, Inc. (a)	2,300	12,512
Ideaya Biosciences, Inc. (a)	8,600	272,448
Ikena Oncology, Inc. (a)	2,300	3,979
Illumina, Inc. (a)	9,600	1,251,936
Immunic, Inc. (a)	4,500	7,425
ImmunityBio, Inc. (a)	2	7
Innoviva, Inc. (a)	2,600	50,206
Insmed, Inc. (a)	9,200	671,600
Intellia Therapeutics, Inc. (a)	16,400	337,020
Invivyd, Inc. (a)	300	306
Ionis Pharmaceuticals, Inc. (a)	16,700	669,002
IQVIA Holdings, Inc. (a)	100	23,697
Ironwood Pharmaceuticals, Inc. (a)	20,800	85,696
iTeos Therapeutics, Inc. (a)	100	1,021
Jaguar Health, Inc. (a)	20	27
Jazz Pharmaceuticals PLC (a)	500	55,705
KalVista Pharmaceuticals, Inc. (a)	1,800	20,844
Karyopharm Therapeutics, Inc. (a)	1,300	1,079
Kezar Life Sciences, Inc. (a)	16,500	12,758
Kodiak Sciences, Inc. (a)	4,500	11,745
Kronos Bio, Inc. (a)	3,700	3,700

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Kura Oncology, Inc. (a)	1,400	$27,356
Kymera Therapeutics, Inc. (a)	6,900	326,577
Larimar Therapeutics, Inc. (a)	2,633	17,246
LENZ Therapeutics, Inc.	228	5,413
Lipocine, Inc. (a)	318	1,428
Liquidia Corp. (a)	5,100	51,000
Lyell Immunopharma, Inc. (a)	400	552
Lyra Therapeutics, Inc. (a)	9,800	2,519
MacroGenics, Inc. (a)	14,400	47,376
MannKind Corp. (a)	42,400	266,696
Maravai LifeSciences Holdings, Inc. Class A (a)	12,400	103,044
Medpace Holdings, Inc. (a)	2,100	700,980
Merck & Co., Inc.	47,400	5,382,744
Mersana Therapeutics, Inc. (a)	11,900	22,491
Metagenomi, Inc. (a)	100	217
Mettler-Toledo International, Inc. (a)	200	299,940
MiMedx Group, Inc. (a)	5,400	31,914
Mind Medicine MindMed, Inc. (a)	394	2,242
Mirum Pharmaceuticals, Inc. (a)	4,200	163,800
Moderna, Inc. (a)	200	13,366
Mural Oncology PLC (a)	400	1,252
Natera, Inc. (a)	5,000	634,750
Nektar Therapeutics (a)	26,100	33,930
NovaBay Pharmaceuticals, Inc. (a)	31	21
Novavax, Inc. (a)	36,800	464,784
Nurix Therapeutics, Inc. (a)	1,300	29,211
Nuvalent, Inc. Class A (a)	1,400	143,220
Nuvation Bio, Inc. (a)	9,500	21,755
Ocean Biomedical, Inc. (a)	34	33
Ocular Therapeutix, Inc. (a)	600	5,220
Olema Pharmaceuticals, Inc. (a)	3,400	40,596
Omeros Corp. (a)	2,200	8,734
Organogenesis Holdings, Inc. (a)	11,700	33,462
ORIC Pharmaceuticals, Inc. (a)	400	4,100
Personalis, Inc. (a)	3,300	17,754
Pfizer, Inc.	404,200	11,697,548
Phibro Animal Health Corp. Class A	700	15,764
Phio Pharmaceuticals Corp. (a)	4	14
Pliant Therapeutics, Inc. (a)	3,600	40,356
PMV Pharmaceuticals, Inc. (a)	9,600	14,304
Poseida Therapeutics, Inc. (a)	400	1,144
Precision BioSciences, Inc. (a)	119	1,066
Prelude Therapeutics, Inc. (a)	900	1,863
Prime Medicine, Inc. (a)	900	3,483
Protagonist Therapeutics, Inc. (a)	700	31,500
Protara Therapeutics, Inc. (a)	2,000	3,660

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
PTC Therapeutics, Inc. (a)	8,200	$304,220
Puma Biotechnology, Inc. (a)	3,200	8,160
Quanterix Corp. (a)	1,400	18,144
Rallybio Corp. (a)	1,200	1,404
RAPT Therapeutics, Inc. (a)	8,000	16,080
Recursion Pharmaceuticals, Inc. Class A (a)	1,700	11,203
REGENXBIO, Inc. (a)	300	3,147
Relay Therapeutics, Inc. (a)	7,800	55,224
Relmada Therapeutics, Inc. (a)	3,300	10,692
Reneo Pharmaceuticals, Inc. (a)	2,700	4,590
Repligen Corp. (a)	700	104,174
Replimune Group, Inc. (a)	6,000	65,760
Rigel Pharmaceuticals, Inc. (a)	790	12,782
Royalty Pharma PLC Class A	24,100	681,789
Sage Therapeutics, Inc. (a)	1,000	7,220
Sagimet Biosciences, Inc. Class A (a)	200	554
Sarepta Therapeutics, Inc. (a)	4,200	524,538
Savara, Inc. (a)	3,600	15,264
Scholar Rock Holding Corp. (a)	9,100	72,891
Seer, Inc. (a)	7,600	14,972
SELLAS Life Sciences Group, Inc. (a)	33	41
Shattuck Labs, Inc. (a)	3,300	11,517
Solid Biosciences, Inc. (a)	273	1,903
Spruce Biosciences, Inc. (a)	1,100	522
Sutro Biopharma, Inc. (a)	11,200	38,752
Syndax Pharmaceuticals, Inc. (a)	8,900	171,325
Tarsus Pharmaceuticals, Inc. (a)	4,200	138,138
Tectonic Therapeutic, Inc. (a)	50	1,515
Tenaya Therapeutics, Inc. (a)	1,400	2,702
Terns Pharmaceuticals, Inc. (a)	100	834
TG Therapeutics, Inc. (a)	3,300	77,187
Theriva Biologics, Inc. (a)	31	43
Thermo Fisher Scientific, Inc.	1,300	804,141
Tourmaline Bio, Inc.	370	9,513
Travere Therapeutics, Inc. (a)	15,200	212,648
Twist Bioscience Corp. (a)	5,100	230,418
Ultragenyx Pharmaceutical, Inc. (a)	13,200	733,260
UroGen Pharma Ltd. (a)	100	1,270
Vanda Pharmaceuticals, Inc. (a)	4,400	20,636
Ventyx Biosciences, Inc. (a)	9,200	20,056
Verastem, Inc. (a)	1,008	3,014
Verve Therapeutics, Inc. (a)	1,600	7,744
Viatris, Inc.	45,475	527,965
Vigil Neuroscience, Inc. (a)	100	340
Viridian Therapeutics, Inc. (a)	5,300	120,575
Vistagen Therapeutics, Inc. (a)	47	141

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Vor BioPharma, Inc. (a)	200	$140
Werewolf Therapeutics, Inc. (a)	4,200	8,904
Xencor, Inc. (a)	8,900	178,979
Xenon Pharmaceuticals, Inc. (a)	2,500	98,425
Y-mAbs Therapeutics, Inc. (a)	3,000	39,450
Zentalis Pharmaceuticals, Inc. (a)	16,300	59,984

		56,882,306

Real Estate — 0.5%
American Healthcare REIT, Inc.	90,966	2,374,213
Armada Hoffler Properties, Inc.	60,942	660,002
CareTrust REIT, Inc.	1,500	46,290
Community Healthcare Trust, Inc.	400	7,260
CTO Realty Growth, Inc.	2,900	55,158
Diversified Healthcare Trust	15,800	66,202
Equinix, Inc. (b)	478	424,287
Franklin Street Properties Corp.	1,500	2,655
InvenTrust Properties Corp.	57,319	1,626,140
Lineage, Inc.	139,606	10,942,318
LTC Properties, Inc.	1,200	44,028
Office Properties Income Trust	1,500	3,270
Paramount Group, Inc.	400	1,968
Piedmont Office Realty Trust, Inc. Class A	3,800	38,380
Plymouth Industrial REIT, Inc.	1,600	36,160
SBA Communications Corp. (b)	4,181	1,006,367
Universal Health Realty Income Trust	300	13,725

		17,348,423

Real Estate Management & Development — 0.1%
Anywhere Real Estate, Inc. (a)	700	3,556
Avalon GloboCare Corp. (a)	35	7
Douglas Elliman, Inc. (a)	1,100	2,013
Five Point Holdings LLC Class A (a)	200	830
Forestar Group, Inc. (a)	1,200	38,844
Landbridge Co. LLC Class A (a)	45,492	1,779,647
RE/MAX Holdings, Inc. Class A (a)	100	1,245
Redfin Corp. (a)	28,000	350,840
RMR Group, Inc. (The) Class A	900	22,842
Seritage Growth Properties, Class A (a)	400	1,860
Tejon Ranch Co. (a)	400	7,020

		2,208,704

Retailing — 0.5%
1-800-Flowers.com, Inc. Class A (a)	100	793
1stdibs.com, Inc. (a)	2,100	9,261
Amazon.com, Inc. (a),(b)	5,585	1,040,653

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
America’s Car-Mart, Inc. (a)	15,335	$642,843
Arko Corp.	800	5,616
Beyond, Inc. (a)	1,600	16,128
Big 5 Sporting Goods Corp.	100	209
CarMax, Inc. (a)	700	54,166
CarParts.com, Inc. (a)	800	725
Carvana Co. (a)	28,400	4,944,724
Cato Corp. (The) Class A	1,600	7,984
Chewy, Inc. Class A (a)	161,396	4,727,289
Citi Trends, Inc. (a)	900	16,533
Designer Brands, Inc. Class A	10,900	80,442
Duluth Holdings, Inc. Class B (a)	100	376
Five Below, Inc. (a)	9,200	812,820
Foot Locker, Inc. (b)	10,335	267,057
Gap, Inc. (The)	26,500	584,325
Groupon, Inc. (a)	3,522	34,445
Guess?, Inc.	3,000	60,390
Haverty Furniture Cos., Inc.	900	24,723
Home Depot, Inc. (b)	1,445	585,514
J Jill, Inc.	1,000	24,670
Kohl’s Corp.	20,300	428,330
Macy’s, Inc.	400	6,276
Monro, Inc.	2,400	69,264
Petco Health & Wellness Co., Inc. (a)	52,600	239,330
PetMed Express, Inc.	2,400	8,832
Qurate Retail, Inc. Series A (a)	89,000	54,299
RealReal, Inc. (The) (a)	24,900	78,186
Rent the Runway, Inc. Class A (a)	25	241
RH (a)	1,500	501,645
Ross Stores, Inc. (b)	7,416	1,116,182
Shoe Carnival, Inc.	100	4,385
Sleep Number Corp. (a)	100	1,832
Sonic Automotive, Inc. Class A	100	5,848
Stitch Fix, Inc. Class A (a)	6,000	16,920
Victoria’s Secret & Co. (a)	5,600	143,920
Wayfair, Inc. Class A (a),(b)	3,002	168,652

		16,785,828

Semiconductors & Semiconductor Equipment — 1.8%
Advanced Micro Devices, Inc. (a),(b)	789	129,459
Alpha & Omega Semiconductor Ltd. (a)	1,100	40,832
Ambarella, Inc. (a)	4,100	231,260
ARM Holdings PLC, ADR (a)	34,112	4,878,357
Astera Labs, Inc. (a)	56,853	2,978,529
AXT, Inc. (a)	10,200	24,684
Broadcom, Inc. (b)	73,426	12,665,985

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
CEVA, Inc. (a)	800	$19,320
Credo Technology Group Holding Ltd. (a)	20,100	619,080
Enphase Energy, Inc. (a)	4,500	508,590
Everspin Technologies, Inc. (a)	1,600	9,440
FormFactor, Inc. (a)	1,200	55,200
GLOBALFOUNDRIES, Inc. (a)	700	28,175
Impinj, Inc. (a)	3,500	757,820
inTEST Corp. (a)	1,800	13,140
KLA Corp.	3,800	2,942,758
Kopin Corp. (a)	2,900	2,117
Lam Research Corp.	5,400	4,406,832
Lattice Semiconductor Corp. (a)	6,300	334,341
Marvell Technology, Inc. (b)	1,937	139,696
MaxLinear, Inc. (a)	13,300	192,584
Microchip Technology, Inc. (b)	1,106	88,801
Micron Technology, Inc.	111,300	11,542,923
NVIDIA Corp. (b)	121,806	14,792,121
Onto Innovation, Inc. (a)	100	20,756
PDF Solutions, Inc. (a)	1,500	47,520
Photronics, Inc. (a)	1,100	27,236
Pixelworks, Inc. (a)	1,200	852
Qorvo, Inc. (a)	6,400	661,120
QUALCOMM, Inc.	28,300	4,812,415
Rambus, Inc. (a)	8,300	350,426
Semtech Corp. (a)	9,500	433,770
Silicon Laboratories, Inc. (a)	500	57,785
SiTime Corp. (a)	1,900	325,869
SkyWater Technology, Inc. (a)	1,200	10,896
SMART Global Holdings, Inc. (a)	3,000	62,850
SolarEdge Technologies, Inc. (a)	13,100	300,121
Synaptics, Inc. (a)	2,800	217,224
Veeco Instruments, Inc. (a)	4,430	146,766
Wolfspeed, Inc. (a)	29,100	282,270

		65,159,920

Software & Services — 2.8%
8x8, Inc. (a)	15,900	32,436
A10 Networks, Inc.	3,800	54,872
ACI Worldwide, Inc. (a)	132,251	6,731,576
Agilysys, Inc. (a)	100	10,897
Alkami Technology, Inc. (a)	14,610	460,799
American Software, Inc., Class A	1,600	17,904
AppLovin Corp. Class A (a)	96,857	12,644,681
Arteris, Inc. (a)	100	772
Asana, Inc. Class A (a)	12,100	140,239
Atlassian Corp., Class A (a)	12,800	2,032,768

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Backblaze, Inc. Class A (a)	4,700	$30,033
Bill Holdings, Inc. (a)	29,995	1,582,536
Blend Labs, Inc., Class A (a)	1,200	4,500
Brightcove, Inc. (a)	4,500	9,720
Cerence, Inc. (a)	8,200	25,830
Clearwater Analytics Holdings, Inc. Class A (a)	90,964	2,296,841
Cloudflare, Inc. Class A (a),(b)	28,600	2,313,454
CoreCard Corp. (a)	100	1,452
CPI Card Group, Inc. (a)	200	5,566
Crowdstrike Holdings, Inc. Class A (a)	39,100	10,966,377
CyberArk Software Ltd. (a)	100	29,161
Datadog, Inc. Class A (a),(b)	6,900	793,914
DatChat, Inc. (a)	400	520
Digital Turbine, Inc. (a)	23,000	70,610
DocuSign, Inc. (a),(b)	33,104	2,055,427
DoubleVerify Holdings, Inc. (a)	2,700	45,468
eGain Corp. (a)	1,200	6,120
Elastic NV (a)	1,800	138,168
EPAM Systems, Inc. (a)	600	119,418
Expensify, Inc. Class A (a)	8,500	16,660
Five9, Inc. (a)	200	5,746
Fortinet, Inc. (a)	106,300	8,243,565
Gartner, Inc. (a)	1,600	810,816
Gitlab, Inc. Class A (a)	12,300	633,942
Hackett Group, Inc. (The)	1,000	26,270
Hive Digital Technologies Ltd. (a)	18,800	58,844
HubSpot, Inc. (a)	400	212,640
Information Services Group, Inc.	1,400	4,620
Intuit, Inc.	1,100	683,100
Klaviyo, Inc. Class A (a)	9,000	318,420
LivePerson, Inc. (a)	13,400	17,152
MeridianLink, Inc. (a)	45,505	936,038
Microsoft Corp. (b)	33,222	14,295,427
Monday.com Ltd. (a)	11,100	3,083,247
NCR Voyix Corp. (a)	5,631	76,413
Nutanix, Inc. Class A (a)	48,800	2,891,400
Oblong, Inc. (a)	1	4
Okta, Inc. (a),(b)	6,530	485,440
Olo, Inc. Class A (a)	10,900	54,064
ON24, Inc. (a)	2,800	17,136
Onestream, Inc. (a)	90,737	3,075,984
Ooma, Inc. (a)	800	9,112
Palantir Technologies, Inc., Class A (a),(b)	11,371	423,001
Q2 Holdings, Inc. (a)	73,115	5,832,384
Qualys, Inc. (a)	2,300	295,458
Red Violet, Inc. (a)	300	8,535

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Rimini Street, Inc. (a)	1,300	$2,405
RingCentral, Inc. Class A (a)	2,500	79,075
Rubrik, Inc. Class A (a)	22,743	731,188
Samsara, Inc. Class A (a)	11,700	563,004
SecureWorks Corp. Class A (a)	400	3,540
SEMrush Holdings, Inc. Class A (a)	800	12,568
Snowflake, Inc. Class A (a),(b)	77,270	8,875,232
SolarWinds Corp.	1,100	14,355
SoundThinking, Inc. (a)	300	3,477
Sprout Social, Inc. Class A (a)	1,100	31,977
Telos Corp. (a)	3,300	11,847
Tenable Holdings, Inc. (a)	6,100	247,172
Teradata Corp. (a)	1,300	39,442
Twilio, Inc. Class A (a),(b)	7,316	477,150
UiPath, Inc. Class A (a)	67,900	869,120
Unisys Corp. (a)	11,400	64,752
Upland Software, Inc. (a)	3,900	9,711
Varonis Systems, Inc. (a)	11,300	638,450
VeriSign, Inc. (a)	500	94,980
Weave Communications, Inc. (a)	5,500	70,400
Workday, Inc. Class A (a)	7,700	1,881,957
Workiva, Inc. (a)	200	15,824
Yext, Inc. (a)	5,100	35,292
Zoom Video Communications, Inc. Class A (a)	10,300	718,322
Zscaler, Inc. (a)	21,700	3,709,398
Zuora, Inc. Class A (a)	5,200	44,824

		104,382,939

Technology Hardware & Equipment — 1.7%
Aeva Technologies, Inc. (a)	40	132
AEye, Inc. (a)	30	34
Amphenol Corp., Class A	212,804	13,866,309
Apple, Inc. (b)	56,387	13,138,171
Aviat Networks, Inc. (a)	100	2,163
Bel Fuse, Inc., Class B	600	47,106
Cambium Networks Corp. (a)	1,600	2,928
Cisco Systems, Inc.	39,100	2,080,902
CommScope Holding Co., Inc. (a)	49,600	303,056
CompoSecure, Inc. Class A	7,300	102,346
Comtech Telecommunications Corp. (a)	5,400	25,974
Crane NXT Co.	1,200	67,320
Dell Technologies, Inc., Class C	90,985	10,785,362
Digi International, Inc. (a)	100	2,753
Extreme Networks, Inc. (a)	8,200	123,246
FARO Technologies, Inc. (a)	1,600	30,624
Identiv, Inc. (a)	600	2,118

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
IPG Photonics Corp. (a)	500	$37,160
Jabil, Inc.	8,900	1,066,487
Kimball Electronics, Inc. (a)	300	5,553
Lantronix, Inc. (a)	5,600	23,072
Lumentum Holdings, Inc. (a)	1,700	107,746
Methode Electronics, Inc.	2,900	34,684
NetApp, Inc.	300	37,053
NETGEAR, Inc. (a)	2,800	56,168
NetScout Systems, Inc. (a)	5,200	113,100
nLight, Inc. (a)	2,100	22,449
PC Connection, Inc.	100	7,543
Plexus Corp. (a)	100	13,671
Pure Storage, Inc. Class A (a)	19,500	979,680
Ribbon Communications, Inc. (a)	2,100	6,825
Teledyne Technologies, Inc. (a)	34,500	15,099,270
Vishay Precision Group, Inc. (a)	500	12,950
Western Digital Corp. (a),(b)	42,243	2,884,774
Xerox Holdings Corp.	300	3,114

		61,091,843

Telecommunication Services — 0.0%
Bandwidth, Inc. Class A (a)	3,400	59,534
IDT Corp. Class B	800	30,536
Lumen Technologies, Inc. (a)	144,000	1,022,400
NII Holdings, Inc. (a),(d)	50,677	13,176
Spok Holdings, Inc.	1,700	25,602

		1,151,248

Transportation — 0.7%
Air Transport Services Group, Inc. (a)	1,600	25,904
Canadian Pacific Kansas City Ltd.	140,000	11,975,600
Copa Holdings SA, Class A	300	28,152
Covenant Logistics Group, Inc.	400	21,136
Expeditors International of Washington, Inc.	2,900	381,060
Forward Air Corp.	1,400	49,560
FTAI Infrastructure, Inc.	100	936
Genco Shipping & Trading Ltd.	9,800	191,100
Heartland Express, Inc.	3,600	44,208
Lyft, Inc. Class A (a)	177	2,257
Marten Transport Ltd.	3,999	70,782
Old Dominion Freight Line, Inc.	2,100	417,144
PAM Transportation Services, Inc. (a)	100	1,850
Pangaea Logistics Solutions Ltd.	4,200	30,366
Radiant Logistics, Inc. (a)	1,600	10,288
RXO, Inc. (a)	68,228	1,910,384
Schneider National, Inc. Class B	800	22,832

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Seanergy Maritime Holdings Corp.	3,530	$43,843
Uber Technologies, Inc. (a)	114,300	8,590,788
United Parcel Service, Inc. Class B	16,600	2,263,244
Universal Logistics Holdings, Inc.	300	12,933

		26,094,367

Utilities — 0.3%
AES Corp. (The)	15,900	318,954
Artesian Resources Corp., Class A	300	11,154
CenterPoint Energy, Inc.	90,983	2,676,720
Hawaiian Electric Industries, Inc.	237,121	2,295,331
NextEra Energy Partners LP	1,300	35,906
NextEra Energy, Inc. (b)	20,763	1,755,097
NRG Energy, Inc.	15,900	1,448,490
Talen Energy Corp. (a)	200	35,648
TXNM Energy, Inc.	300	13,131
Unitil Corp.	200	12,116
Vistra Corp.	6,600	782,364
York Water Co. (The)	400	14,984

		9,399,895

Total North America		982,974,461

Oceania — 0.0%
Energy — 0.0%
Imperial Petroleum, Inc., (a)	40	166

Total Oceania		166

South America — 0.2%
Banks — 0.1%
Banco Bradesco SA, ADR	142,900	380,114
Banco Santander Brasil SA, ADR	200	1,052
Banco Santander Chile, ADR	100	2,076
Itau Unibanco Holding SA, ADR	59,400	395,010
NU Holdings Ltd. Class A (a)	186,200	2,541,630

		3,319,882

Capital Goods — 0.0%
Embraer SA, ADR (a)	2,000	70,740

Consumer Services — 0.0%
Afya Ltd. Class A (a)	100	1,707
Arcos Dorados Holdings, Inc. Class A	63	549
Despegar.com Corp. (a)	2,100	26,040

		28,296

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Diversified Financials — 0.0%
Dlocal Ltd. (a)	21,300	$170,400
Vinci Partners Investments Ltd. Class A	100	993

		171,393

Energy — 0.0%
Geopark Ltd.	7,300	57,451
Gran Tierra Energy, Inc. (a)	6,990	43,827
Transportadora de Gas del Sur SA, Class B, ADR (a)	300	5,502
Ultrapar Participacoes SA, ADR	11,700	45,396

		152,176

Materials — 0.0%
Cia Siderurgica Nacional SA, ADR	100	239
Gerdau SA, ADR	57,580	201,530
Nexa Resources SA (a)	600	4,362

		206,131

Media & Entertainment — 0.0%
VTEX, (a)	4,700	34,968

Retailing — 0.1%
MercadoLibre, Inc., (a)	800	1,641,568

Transportation — 0.0%
Azul SA, ADR (a)	100	344

Utilities — 0.0%
Cia Paranaense de Energia - Copel, ADR	700	5,208

Total South America		5,630,706

TOTAL COMMON STOCK (COST $928,648,986)		1,027,426,370

PREFERRED STOCK — 0.1%
North America — 0.1%
Consumer Discretionary Distribution & Retail — 0.0%
Guitar Center, Inc. (a),(b),(d)	38,645	1,062,738

Health Care Equipment & Services — 0.1%
ATI Physical Therapy, Inc. (a),(b),(d)	3,039	2,355,225

Total North America		3,417,963

TOTAL PREFERRED STOCK (COST $7,252,416)		3,417,963

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 6.3%
Europe — 0.7%
AGL CLO 25 Ltd., Series 2023-25A, Class E, 3 mo. TSFR + 8.66%, 13.94%, 07/21/36 (b),(e),(f)	$2,500,000	$2,582,175
Ares Loan Funding IV Ltd., Series 2023-ALF4A, Class D, 3 mo. TSFR + 4.68%, 9.98%, 10/15/36 (b),(e),(f)	1,000,000	1,024,011
Ares LXVI CLO Ltd., Series 2022-66A, Class ER, 3 mo. TSFR + 7.00%, 12.28%, 07/25/36 (b),(e),(f)	2,000,000	2,010,462
Bain Capital Credit CLO Ltd.,
Series 2023-1A, Class D, 3 mo. TSFR + 4.90%, 10.19%, 04/16/36 (b),(e),(f)	1,000,000	1,011,781
Series 2023-2A, Class E, 3 mo. TSFR + 8.48%, 13.76%, 07/18/36 (b),(e),(f)	1,000,000	1,025,213
Birch Grove CLO 7 Ltd., Series 2023-7A, Class E, 3 mo. TSFR + 8.64%, 13.92%, 10/20/36 (b),(e),(f)	3,100,000	3,224,319
CarVal CLO IX-C Ltd., Series 2024-1A, Class E, 3 mo. TSFR + 6.75%, 12.03%, 04/20/37 (b),(e),(f)	1,000,000	1,012,736
Dryden 107 CLO Ltd., Series 2023-107A, Class E, 3 mo. TSFR + 7.73%, 12.85%, 08/15/35 (b),(e),(f)	500,000	509,276
HalseyPoint CLO 7 Ltd., Series 2023-7A, Class D, 3 mo. TSFR + 5.84%, 11.12%, 07/20/36 (b),(e),(f)	1,000,000	1,027,067
Katayma CLO I Ltd., Series 2023-1A, Class D, 3 mo. TSFR + 5.25%, 10.53%, 10/20/36 (b),(e),(f)	2,500,000	2,560,792
KKR CLO 43 Ltd., Series 2022-43A, Class ER, 3 mo. TSFR + 7.97%, 13.27%, 01/15/36 (b),(e),(f)	2,000,000	2,052,962
MidOcean Credit CLO XV Ltd., Series 2024-15A, Class D, 3 mo. TSFR + 3.35%, 8.65%, 07/21/37 (b),(e),(f)	2,000,000	2,010,182
OCP CLO Ltd., Series 2023-28A, Class E, 3 mo. SOFR + 8.40%, 13.69%, 07/16/36 (b),(e),(f)	1,000,000	1,027,551
Pikes Peak CLO 14 Ltd., Series 2023-14A, Class E, 3 mo. TSFR + 8.58%, 13.86%, 04/20/36 (b),(e),(f)	2,000,000	2,048,746
Silver Point CLO 2 Ltd., Series 2023 - 2X, Class D1, 3 mo. TSFR + 5.56%, 10.84%, 04/20/35 (b),(c),(f)	1,000,000	1,016,260
Vibrant CLO XVI Ltd., Series 2023-16A, Class C, 3 mo. TSFR + 5.84%, 11.14%, 04/15/36 (b),(e),(f)	1,000,000	1,016,699

Total Europe		25,160,232

North America — 5.6%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-ASP6, Class A2C, 1 mo. TSFR + .43%, 5.29%, 12/25/36 (b),(f)	2,367,577	759,377
Allegro CLO XV Ltd., Series 2022-1A, Class D, 3 mo. TSFR + 3.65%, 8.93%, 07/20/35 (b),(e),(f)	1,500,000	1,503,929
AMMC CLO 24 Ltd., Series 2021-24A, Class E, 3 mo. TSFR + 6.83%, 12.11%, 01/20/35 (b),(e),(f)	1,000,000	993,675

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Anchorage Capital CLO 29 Ltd., Series 2024-29A, Class E, 3 mo. TSFR + 6.84%, 12.16%, 07/20/37 (b),(e),(f)	$1,250,000	$1,254,549
Ares LIV CLO Ltd., Series 2019-54A, Class E, 3 mo. TSFR + 7.60%, 12.90%, 10/15/32 (b),(e),(f)	250,000	248,727
Ares LXI CLO Ltd., Series 2021-61A, Class DR, 3 mo. TSFR + 3.90%, 9.18%, 04/20/37 (b),(e),(f)	1,000,000	1,020,194
Ares XLIII CLO Ltd., Series 2017-43A, Class ER, 3 mo. TSFR + 7.12%, 12.42%, 07/15/34 (b),(e),(f)	1,500,000	1,479,470
Atlantic Avenue Ltd., Series 2024-2A, Class D, 3 mo. TSFR + 4.75%, 10.04%, 04/20/37 (b),(e),(f)	1,500,000	1,523,955
Bain Capital Credit CLO Ltd.,
Series 2024-2A, Class D1, 3 mo. TSFR + 3.70%, 9.03%, 07/15/37 (b),(e),(f)	1,000,000	1,009,987
Series 2020-4A, Class D1AR, 3 mo. TSFR + 4.75%, 10.03%, 10/20/36 (b),(e),(f)	1,000,000	1,020,145
Series 2020-4A, Class ER, 3 mo. TSFR + 7.98%, 13.26%, 10/20/36 (b),(e),(f)	1,000,000	1,029,195
Balboa Bay Loan Funding Ltd.,
Series 2024-1A, Class E, 3 mo. TSFR + 6.25%, 11.57%, 07/20/37 (b),(e),(f)	1,000,000	993,949
Series 2021-1A, Class E, 3 mo. TSFR + 6.42%, 11.70%, 07/20/34 (b),(e),(f)	1,000,000	910,967
Series 2023-2A, Class E, 3 mo. TSFR + 7.25%, 12.53%, 10/20/36 (b),(e),(f)	1,100,000	1,121,767
Ballyrock CLO 25 Ltd., Series 2023-25A, Class D, 3 mo. TSFR + 7.79%, 13.07%, 01/25/36 (b),(e),(f)	875,000	884,770
Ballyrock CLO Ltd., Series 2022-19A, Class C, 3 mo. TSFR + 3.50%, 8.78%, 04/20/35 (b),(e),(f)	1,350,000	1,354,969
Barings CLO Ltd.,
Series 2023-3A, Class D, 3 mo. TSFR + 4.50%, 9.80%, 10/15/36 (b),(e),(f)	1,500,000	1,526,053
Series 2021-2A, Class E, 3 mo. TSFR + 6.51%, 11.81%, 07/15/34 (b),(e),(f)	1,000,000	981,096
Series 2019-3A, Class ER, 3 mo. TSFR + 6.96%, 12.24%, 04/20/31 (b),(e),(f)	2,000,000	1,993,960
Series 2019-2A, Class DR, 3 mo. TSFR + 7.04%, 12.34%, 04/15/36 (b),(e),(f)	500,000	494,521
Series 2023-3A, Class E, 3 mo. TSFR + 7.33%, 12.63%, 10/15/36 (b),(e),(f)	1,000,000	1,029,682
BBAM U.S. CLO II Ltd.,
Series 2023-2A, Class C2, 3 mo. TSFR + 7.00%, 12.30%, 10/15/38 (b),(e),(f)	2,000,000	2,064,336
Series 2023-2A, Class D, 3 mo. TSFR + 8.15%, 13.45%, 10/15/38 (b),(e),(f)	4,300,000	4,410,230
BBAM U.S. CLO III Ltd., Series 2023-3A, Class C2, 3 mo. TSFR + 7.35%, 12.65%, 10/15/38 (b),(e),(f)	4,600,000	4,768,843

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
BCAPB LLC Trust, Series 2007-AB1, Class A1, 1 mo. TSFR + .41%, 4.48%, 03/25/37 (b),(f)	$667,653	$241,289
BDS Ltd., Series 2021-FL7, Class C, 1 mo. TSFR + 1.81%, 6.83%, 06/16/36 (b),(e),(f)	1,000,000	985,367
Benefit Street Partners CLO X Ltd.,
Series 2016-10A, Class CRR, 3 mo. TSFR + 3.76%, 9.04%, 04/20/34 (b),(e),(f)	2,000,000	1,997,476
Series 2016-10A, Class DRR, 3 mo. TSFR + 7.01%, 12.29%, 04/20/34 (b),(e),(f)	1,000,000	987,605
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class ER, 3 mo. TSFR + 7.01%, 12.31%, 07/15/34 (b),(e),(f)	1,000,000	996,682
Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class ER, 3 mo. TSFR + 6.96%, 12.26%, 10/15/34 (b),(e),(f)	1,000,000	982,170
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 3 mo. TSFR + 6.93%, 12.21%, 04/20/35 (b),(e),(f)	1,000,000	1,002,240
Benefit Street Partners CLO XXIII Ltd., Series 2021-23A, Class D, 3 mo. TSFR + 3.91%, 9.20%, 04/25/34 (b),(e),(f)	1,800,000	1,803,139
Benefit Street Partners CLO XXVI Ltd., Series 2022-26A, Class ER, 3 mo. TSFR + 6.00%, 0.00%, 07/20/37 (b),(e),(f),(g)	1,000,000	989,746
BHG Securitization Trust, Series 2022-A, Class C, 3.08%, 02/20/35 (b),(e)	312,000	298,379
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, 3 mo. TSFR + 7.12%, 12.41%, 07/25/34 (b),(e),(f)	1,000,000	985,412
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class E, 3 mo. TSFR + 6.66%, 11.96%, 04/15/34 (b),(e),(f)	250,000	243,885
BlueMountain CLO XXXII Ltd., Series 2021-32A, Class D, 3 mo. TSFR + 3.66%, 8.96%, 10/15/34 (b),(e),(f)	2,000,000	1,975,710
BPCRE Ltd., Series 2022-FL2, Class B, 1 mo. TSFR + 3.80%, 8.81%, 01/16/37 (b),(e),(f)	1,000,000	999,985
Broad River BSL Funding CLO Ltd.,
Series 2020-1A, Class DR, 3 mo. TSFR + 3.36%, 8.64%, 07/20/34 (b),(e),(f)	1,400,000	1,399,747
Series 2020-1A, Class ER, 3 mo. TSFR + 6.76%, 12.04%, 07/20/34 (b),(e),(f)	2,000,000	1,973,498
Bryant Park Funding Ltd.,
Series 2024-23A, Class D1, 3 mo. TSFR + 3.85%, 9.18%, 05/15/37 (b),(e),(f)	1,250,000	1,262,270
Series 2024-23A, Class D2, 3 mo. TSFR + 5.05%, 10.38%, 05/15/37 (b),(e),(f)	2,000,000	2,017,630
Series 2024-22A, Class E, 3 mo. TSFR + 7.13%, 12.44%, 04/15/37 (b),(e),(f)	1,250,000	1,252,450

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
BSPRT Issuer Ltd., Series 2022-FL9, Class C, 1 mo. TSFR + 3.92%, 9.01%, 07/15/39 (b),(e),(f)	$1,277,000	$1,265,756
Canyon CLO Ltd., Series 2021-3A, Class D, 3 mo. TSFR + 3.31%, 8.61%, 07/15/34 (b),(e),(f)	1,000,000	988,491
Capital Four US CLO III Ltd., Series 2022-2A, Class D1, 3 mo. TSFR + 5.80%, 11.08%, 01/21/35 (b),(e),(f)	1,000,000	1,010,867
Carlyle U.S. CLO Ltd.,
Series 2019-2A, Class CR, 3 mo. TSFR + 3.46%, 8.76%, 07/15/32 (b),(e),(f)	1,500,000	1,497,375
Series 2019-1A, Class CR, 3 mo. TSFR + 3.61%, 8.89%, 04/20/31 (b),(e),(f)	1,500,000	1,503,254
Series 2021-9A, Class E, 3 mo. TSFR + 6.89%, 12.17%, 10/20/34 (b),(e),(f)	1,000,000	990,498
Series 2023-5A, Class E, 3 mo. TSFR + 7.90%, 13.16%, 01/27/36 (b),(e),(f)	1,000,000	1,037,788
CarVal CLO IV Ltd., Series 2021-1A, Class E, 3 mo. TSFR + 6.86%, 12.14%, 07/20/34 (b),(e),(f)	1,000,000	967,036
CBAM Ltd., Series 2019-9A, Class ER, 3 mo. TSFR + 7.05%, 12.38%, 07/15/37 (b),(e),(f)	1,000,000	994,163
Cedar Funding IV CLO Ltd., Series 2014-4A, Class ERR, 3 mo. TSFR + 6.87%, 12.15%, 07/23/34 (b),(e),(f)	1,500,000	1,455,278
Cedar Funding VI CLO Ltd.,
Series 2016-6A, Class DRR, 3 mo. TSFR + 3.57%, 8.85%, 04/20/34 (b),(e),(f)	1,000,000	1,011,358
Series 2016-6A, Class ERR, 3 mo. TSFR + 6.98%, 12.26%, 04/20/34 (b),(e),(f)	1,250,000	1,229,041
Cedar Funding XVII CLO Ltd., Series 2023-17A, Class E, 3 mo. TSFR + 8.16%, 13.44%, 07/20/36 (b),(e),(f)	1,000,000	1,026,182
Centex Home Equity Loan Trust, Series 2004-D, Class BF, 6.40%, 09/25/34 (b),(h)	343,182	305,274
CIFC Funding Ltd.,
Series 2019-3A, Class CR, 3 mo. TSFR + 3.31%, 8.60%, 10/16/34 (b),(e),(f)	1,140,000	1,139,850
Series 2021-6A, Class D, 3 mo. TSFR + 3.36%, 8.66%, 10/15/34 (b),(e),(f)	1,000,000	1,002,053
Series 2019-3A, Class DR, 3 mo. TSFR + 7.06%, 12.35%, 10/16/34 (b),(e),(f)	1,000,000	1,000,750
CoreVest American Finance Ltd.,
Series 2019-3, Class XA, 2.14%, 10/15/52 (b),(e),(f),(i)	3,411,952	34,058
Series 2020-4, Class XB, 2.94%, 12/15/52 (b),(e),(f),(i)	1,000,000	71,777
Series 2021-1, Class XA, 3.02%, 04/15/53 (b),(e),(f),(i)	608,285	19,234
Series 2021-2, Class XA, 3.14%, 07/15/54 (b),(e),(f),(i)	660,362	25,379

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-4, Class XA, 3.99%, 12/15/52 (b),(e),(f),(i)	$457,892	$15,885
Series 2020-1, Class E, 4.81%, 03/15/50 (b),(e),(f)	125,000	115,788
Series 2017-2, Class M, 5.56%, 12/25/27 (b),(e),(f)	1,000,000	953,655
CPS Auto Receivables Trust, Series 2024-D, Class E, 7.13%, 06/15/32 (b),(e)	1,000,000	996,179
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class C, 10.16%, 01/20/31 (b),(e)	248,242	249,152
Dividend Solar Loans LLC, Series 2018-1, Class B, 4.29%, 07/20/38 (b),(e)	1,407,283	1,251,722
Dryden 106 CLO Ltd., Series 2022-106A, Class D, 3 mo. TSFR + 5.70%, 11.00%, 10/15/35 (b),(e),(f)	4,500,000	4,492,125
Dryden 95 CLO Ltd., Series 2021-95A, Class E, 3 mo. TSFR + 6.41%, 11.54%, 08/20/34 (b),(e),(f)	1,000,000	958,690
Eaton Vance CLO Ltd., Series 2013-1A, Class C3R, 3 mo. TSFR + 3.66%, 8.96%, 01/15/34 (b),(e),(f)	2,500,000	2,534,250
Elmwood CLO 21 Ltd., Series 2022-8A, Class DR, 3 mo. TSFR + 4.00%, 9.28%, 10/20/36 (b),(e),(f)	1,000,000	1,012,484
Elmwood CLO 26 Ltd., Series 2024-1A, Class E, 3 mo. TSFR + 6.45%, 11.74%, 04/18/37 (b),(e),(f)	1,605,200	1,652,187
Empower CLO Ltd., Series 2022-1A, Class E, 3 mo. TSFR + 8.55%, 13.83%, 10/20/34 (b),(e),(f)	2,750,000	2,748,740
EnFin Residential Solar Receivables Trust, Series 2024-1A, Class B, 8.44%, 02/20/55 (b),(e)	244,979	250,386
Exeter Automobile Receivables Trust,
Series 2024-5A, Class E, 7.22%, 05/17/32 (b),(e)	1,414,000	1,405,646
Series 2024-4A, Class E, 7.65%, 02/17/32 (b),(e)	1,480,000	1,501,908
Series 2024-1A, Class E, 7.89%, 08/15/31 (b),(e)	1,426,000	1,465,621
FIGRE Trust, Series 2024-HE4, Class F, 8.48%, 09/25/54 (b),(e),(f)	251,000	250,811
Flatiron CLO 21 Ltd., Series 2021-1A, Class ER, 3 mo. TSFR + 5.90%, 10.99%, 10/19/37 (b),(e),(f)	2,500,000	2,500,000
Fort Washington CLO Ltd., Series 2021-2A, Class E, 3 mo. TSFR + 6.87%, 12.15%, 10/20/34 (b),(e),(f)	1,500,000	1,481,439
Foundation Finance Trust, Series 2024-1A, Class D, 8.13%, 12/15/49 (b),(e)	718,000	748,811
FS Rialto Issuer LLC,
Series 2022-FL5, Class B, 1 mo. TSFR + 3.37%, 8.34%, 06/19/37 (b),(e),(f)	155,000	153,623
Series 2022-FL4, Class C, 1 mo. SOFR + 3.25%, 8.59%, 01/19/39 (b),(e),(f)	1,000,000	982,481
Series 2022-FL5, Class C, 1 mo. TSFR + 3.92%, 8.89%, 06/19/37 (b),(e),(f)	1,000,000	986,133
Galaxy 30 CLO Ltd., Series 2022-30A, Class E, 3 mo. TSFR + 6.95%, 12.25%, 04/15/35 (b),(e),(f)	1,000,000	1,007,373

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Galaxy 31 CLO Ltd.,
Series 2023-31A, Class D, 3 mo. TSFR + 5.25%, 10.55%, 04/15/36 (b),(e),(f)	$1,500,000	$1,518,343
Series 2023-31A, Class E, 3 mo. TSFR + 8.43%, 13.73%, 04/15/36 (b),(e),(f)	2,000,000	2,041,158
Galaxy 32 CLO Ltd., Series 2023-32A, Class D, 3 mo. TSFR + 4.30%, 9.58%, 10/20/36 (b),(e),(f)	1,000,000	1,015,548
Galaxy XXII CLO Ltd.,
Series 2016-22A, Class DRR, 3 mo. TSFR + 3.61%, 8.90%, 04/16/34 (b),(e),(f)	1,000,000	998,250
Series 2016-22A, Class ERR, 3 mo. TSFR + 6.76%, 12.05%, 04/16/34 (b),(e),(f)	500,000	498,125
GLS Auto Receivables Issuer Trust, Series 2024-3A, Class E, 7.25%, 06/16/31 (b),(e)	813,000	812,898
Goodleap Sustainable Home Solutions Trust, Series 2023-3C, Class B, 7.80%, 07/20/55 (b),(e)	361,000	371,453
GreenSky Home Improvement Trust, Series 2024-1, Class E, 9.00%, 06/25/59 (b),(e)	829,000	853,708
Greywolf CLO II Ltd., Series 2013-1A, Class C1RR, 3 mo. TSFR + 3.61%, 8.91%, 04/15/34 (b),(e),(f)	1,000,000	1,000,769
GSAA Home Equity Trust,
Series 2004-5, Class M2, 4.33%, 06/25/34 (b),(h)	293,502	242,266
Series 2006-8, Class 2A3B, 1 mo. TSFR + .67%, 5.53%, 05/25/36 (b),(f)	1,527,000	321,279
Series 2006-6, Class AF3, 5.73%, 03/25/36 (b),(f)	797,765	242,305
GSAA Trust, Series 2005-7, Class M1, 5.36%, 05/25/35 (b),(h)	318,237	251,259
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class E, 3 mo. TSFR + 6.97%, 12.25%, 04/20/34 (b),(e),(f)	1,500,000	1,481,646
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 3 mo. TSFR + 7.20%, 12.46%, 01/30/35 (b),(e),(f)	1,000,000	985,018
HalseyPoint CLO I Ltd., Series 2019-1A, Class E, 3 mo. TSFR + 7.96%, 13.24%, 01/20/33 (b),(e),(f)	1,000,000	1,000,792
HPS Loan Management Ltd., Series 2021-16A, Class E, 3 mo. TSFR + 6.76%, 12.04%, 01/23/35 (b),(e),(f)	1,000,000	993,621
Jamestown CLO XIV Ltd., Series 2019-14A, Class DR, 3 mo. TSFR + 7.46%, 12.74%, 10/20/34 (b),(e),(f)	1,500,000	1,452,584
Jamestown CLO XVI Ltd., Series 2021-16A, Class D, 3 mo. TSFR + 3.91%, 9.20%, 07/25/34 (b),(e),(f)	1,000,000	997,221
Lendbuzz Securitization Trust, Series 2024-2A, Class C, 7.45%, 05/15/31 (b),(e)	366,000	382,657
Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A3, 1 mo. TSFR + .43%, 5.29%, 11/25/36 (b),(f)	2,845,714	887,362

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-H1, Class 2A2, 1 mo. TSFR + 3.61%, 8.47%, 10/25/37 (b),(f)	$707,625	$497,319
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM5, Class A2B, 1 mo. TSFR + .35%, 5.21%, 10/25/37 (b),(f)	1,487,412	229,038
Series 2006-RM5, Class A2C, 1 mo. TSFR + .47%, 5.33%, 10/25/37 (b),(f)	2,166,670	337,199
MF1 LLC,
Series 2022-FL9, Class B, 1 mo. TSFR + 3.15%, 8.11%, 06/19/37 (b),(e),(f)	1,213,000	1,213,747
Series 2022-FL9, Class C, 1 mo. TSFR + 3.70%, 8.66%, 06/19/37 (b),(e),(f)	1,000,000	1,000,550
MF1 Ltd., Series 2022-FL8, Class C, 1 mo. TSFR + 2.20%, 7.16%, 02/19/37 (b),(e),(f)	847,000	820,275
MidOcean Credit CLO XIII Ltd., Series 2023-13A, Class D, 3 mo. TSFR + 5.09%, 10.37%, 01/21/37 (b),(e),(f)	1,000,000	1,023,146
Morgan Stanley Eaton Vance CLO Ltd., Series 2022-17A, Class E, 3 mo. TSFR + 7.90%, 13.18%, 07/20/35 (b),(e),(f)	1,375,000	1,372,000
Morgan Stanley Mortgage Loan Trust, Series 2006-17XS, Class A3A, 6.15%, 10/25/46 (b),(h)	857,731	239,279
New Mountain CLO 2 Ltd., Series CLO-2A, Class E, 3 mo. TSFR + 6.62%, 11.92%, 04/15/34 (b),(e),(f)	1,000,000	991,446
OCP CLO Ltd.,
Series 2015-10A, Class DR2, 3 mo. TSFR + 3.21%, 8.49%, 01/26/34 (b),(e),(f)	1,000,000	978,986
Series 2021-22A, Class E, 3 mo. TSFR + 6.86%, 12.14%, 12/02/34 (b),(e),(f)	2,000,000	1,997,500
Octagon 62 Ltd., Series 2022-1A, Class E, 3 mo. TSFR + 7.75%, 13.03%, 01/20/36 (b),(e),(f)	2,000,000	2,009,692
OHA Credit Funding 10 Ltd., Series 2021-10A, Class E, 3 mo. TSFR + 6.51%, 11.79%, 01/18/36 (b),(e),(f)	1,000,000	996,702
Pagaya AI Debt Trust, Series 2022-2, Class C, 7.50%, 01/15/30 (b),(e)	4,199,750	4,101,761
Palmer Square CLO Ltd., Series 2018-2A, Class CR, 3 mo. TSFR + 3.90%, 9.19%, 04/16/37 (b),(e),(f)	1,000,000	1,013,646
Palmer Square Loan Funding Ltd., Series 2022-3A, Class CR, 3 mo. TSFR + 3.00%, 8.30%, 04/15/31 (b),(e),(f)	1,500,000	1,498,380
Park Avenue Institutional Advisers CLO Ltd., Series 2022-1A, Class D, 3 mo. TSFR + 7.29%, 12.57%, 04/20/35 (b),(e),(f)	1,000,000	943,825
People’s Choice Home Loan Securities Trust, Series 2005-2, Class M5, 1 mo. TSFR + 1.09%, 5.94%, 05/25/35 (b),(f)	488,000	298,397

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Pikes Peak CLO 2, Series 2018-2A, Class D1R, 3 mo. TSFR + 3.51%, 8.79%, 10/18/34 (b),(e),(f)	$3,500,000	$3,497,553
Pikes Peak CLO 6, Series 2020-6A, Class ER2, 3 mo. TSFR + 6.69%, 11.79%, 05/18/34 (b),(e),(f)	1,000,000	1,006,162
Post CLO Ltd., Series 2021-1A, Class E, 3 mo. TSFR + 6.71%, 12.01%, 10/15/34 (b),(e),(f)	1,000,000	1,006,753
PPM CLO 3 Ltd., Series 2019-3A, Class ER, 3 mo. TSFR + 6.87%, 12.16%, 04/17/34 (b),(e),(f)	500,000	454,858
RAMP Trust, Series 2005-RS4, Class M7, 1 mo. TSFR + 1.39%, 6.89%, 04/25/35 (b),(f)	2,253,000	1,897,655
RASC Trust, Series 2006-KS1, Class M4, 1 mo. TSFR + .64%, 5.76%, 02/25/36 (b),(f)	332,187	265,694
Romark CLO II Ltd., Series 2018-2A, Class D, 3 mo. TSFR + 6.51%, 11.80%, 07/25/31 (b),(e),(f)	2,250,000	2,222,449
Romark CLO IV Ltd.,
Series 2021-4A, Class C1, 3 mo. TSFR + 3.46%, 8.77%, 07/10/34 (b),(e),(f)	1,000,000	1,000,050
Series 2021-4A, Class D, 3 mo. TSFR + 7.21%, 12.52%, 07/10/34 (b),(e),(f)	500,000	488,741
RR 2 Ltd., Series 2017-2A, Class DR, 3 mo. TSFR + 6.06%, 11.36%, 04/15/36 (b),(e),(f)	1,000,000	975,354
RR15 Ltd., Series 2021-15A, Class C, 3 mo. TSFR + 3.16%, 8.46%, 04/15/36 (b),(e),(f)	1,000,000	971,550
Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class C, 8.01%, 11/25/53 (b),(e),(f)	963,607	1,011,263
Saxon Asset Securities Trust,
Series 2004-2, Class MF3, 3.01%, 08/25/35 (b),(h)	333,674	271,456
Series 2004-2, Class MF4, 3.01%, 08/25/35 (b),(h)	363,971	272,230
Sculptor CLO XXIX Ltd., Series 29A, Class D1, 3 mo. TSFR + 3.46%, 8.74%, 10/22/34 (b),(e),(f)	2,000,000	1,982,820
Signal Peak CLO 5 Ltd., Series 2018-5A, Class D1R, 3 mo. TSFR + 4.20%, 9.48%, 04/25/37 (b),(e),(f)	1,000,000	1,020,980
Silver Point CLO 2 Ltd., Series 2023-2A, Class D2, 3 mo. TSFR + 7.64%, 12.92%, 04/20/35 (b),(e),(f)	4,958,678	5,092,845
Sound Point CLO XXIII Ltd., Series 2019-2A, Class ER, 3 mo. TSFR + 6.73%, 12.03%, 07/15/34 (b),(e),(f)	2,400,000	2,083,166
STAR Trust, Series 2022-SFR3, Class E2, 1 mo. TSFR + 3.70%, 8.80%, 05/17/39 (b),(e),(f)	1,000,000	995,263
Sunnova Helios XIII Issuer LLC, Series 2024-A, Class C, 7.00%, 02/20/51 (b),(e)	741,418	726,243
Sunnova Helios XIV Issuer LLC, Series 2024-B, Class B, 7.00%, 05/22/51 (b),(e)	1,186,766	1,192,016
Symphony CLO Ltd., Series 2023-38A, Class D, 3 mo. TSFR + 5.20%, 10.48%, 04/24/36 (b),(e),(f)	1,000,000	1,014,407

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
TIC Home Improvement Trust, Series 2024-A, Class B, 7.89%, 10/15/46 (b),(e)	$252,000	$259,588
Towd Point Mortgage Trust, Series 2023-CES2, Class M1, 8.08%, 10/25/63 (b),(e),(f)	3,644,000	3,770,906
Trestles CLO V Ltd., Series 2021-5A, Class E, 3 mo. TSFR + 6.61%, 11.89%, 10/20/34 (b),(e),(f)	1,500,000	1,515,371
Trestles CLO VI Ltd., Series 2023-6A, Class E, 3 mo. TSFR + 6.50%, 11.78%, 01/25/36 (b),(e),(f)	1,000,000	1,007,031
Tricolor Auto Securitization Trust, Series 2023-1A, Class E, 13.45%, 06/15/28 (b),(e)	577,000	613,036
Trinitas CLO IV Ltd., Series 2024-27X, Class D1, 3 mo. TSFR + 4.30%, 9.55%, 04/18/37 (b),(c),(f)	1,000,000	1,016,847
Trinitas CLO VI Ltd., Series 2017-6A, Class ER, 3 mo. TSFR + 7.08%, 12.36%, 01/25/34 (b),(e),(f)	1,000,000	932,711
Trinitas CLO XXI Ltd., Series 2022-21A, Class E, 3 mo. TSFR + 8.66%, 13.94%, 01/20/36 (b),(e),(f)	2,000,000	2,027,456
Trinitas CLO XXVII Ltd., Series 2024-27A, Class D1, 3 mo. TSFR + 4.30%, 9.55%, 04/18/37 (b),(e),(f)	1,050,000	1,067,689
Trinitas CLO XXVIII Ltd., Series 2024-28A, Class D, 3 mo. TSFR + 4.00%, 9.33%, 04/25/37 (b),(e),(f)	4,750,000	4,804,706
Trinitas CLO XXX Ltd., Series 2024-30A, Class E, 3 mo. TSFR + 6.90%, 11.57%, 10/23/37 (b),(e),(f)	1,750,000	1,750,000
Upstart Securitization Trust, Series 2021-5, Class C, 4.15%, 11/20/31 (b),(e)	1,200,000	1,151,845
Vibrant CLO XII Ltd., Series 2021-12A, Class DR, 3 mo. TSFR + 6.94%, 12.22%, 04/20/34 (b),(e),(f)	1,000,000	972,540
Vibrant CLO XIV Ltd., Series 2021-14A, Class D, 3 mo. TSFR + 7.12%, 12.40%, 10/20/34 (b),(e),(f)	1,000,000	952,052
Voya CLO Ltd.,
Series 2020-3A, Class DR, 3 mo. TSFR + 3.51%, 8.79%, 10/20/34 (b),(e),(f)	1,100,000	1,098,076
Series 2018-3A, Class E, 3 mo. TSFR + 6.01%, 11.31%, 10/15/31 (b),(e),(f)	1,500,000	1,455,038
Series 2021-1A, Class E, 3 mo. TSFR + 6.61%, 11.91%, 07/15/34 (b),(e),(f)	1,000,000	973,917
Wellfleet CLO Ltd., Series 2022-2A, Class E, 3 mo. TSFR + 8.56%, 13.84%, 10/18/35 (b),(e),(f)	2,500,000	2,497,040
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-1, Class M6, 1 mo. TSFR + .79%, 5.64%, 05/25/36 (b),(f)	3,090,259	3,016,019

Total North America		205,306,103

TOTAL ASSET-BACKED SECURITIES (COST $228,305,268)		230,466,335

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount		Value

CONVERTIBLE BONDS — 0.0%
Asia — 0.0%
Internet — 0.0%
Alibaba Group Holding Ltd.,
0.50%, 06/01/31 (b),(e)	$714,000		$877,863

Total Asia			877,863

TOTAL CONVERTIBLE BONDS (COST $711,024)			877,863

BANK DEBT — 4.7%
Europe — 0.5%
Entertainment — 0.1%
McLaren Racing Ltd., GBP Term Loan, 3 mo. GBP LIBOR + 5.50%, 10.82%, 12/31/35 (b),(d),(f)	2,248,316	GBP	3,244,374

Investment Company Security — 0.2%
Infinity Bidco U.S. LLC,
2021 Incremental Fixed Term Loan, 0.00%, 04/01/28 (b),(d),(g)	$2,991,961		2,800,476
Fixed Term Loan, 13.50%, 12/23/22 (b),(d)	6,982,055		6,535,203

			9,335,679

Pharmaceuticals — 0.0%
Mallinckrodt International Finance SA, 2023 Second Out Term Loan, 1 mo. USD Term SOFR + 9.50%, 14.42%, 11/14/28 (b),(f)	995,437		1,071,339

Software — 0.2%
Cuppa Bidco BV,
EUR Term Loan B1, 6 mo. EURIBOR + 4.75%, 8.42%, 06/29/29 (b),(f)	2,854,029	EUR	2,860,791
GBP Term Loan B2, 10.80%, 07/30/29 (b)	2,600,970	GBP	3,172,019

			6,032,810

Total Europe			19,684,202

North America — 4.1%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.96%, 08/23/28 (b),(f)	$302,168		300,820

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Chemicals — 0.0%
M2S Group Holdings, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.75%, 9.35%, 08/25/31 (b),(d),(f)	$595,847	$569,034

Commercial Services — 0.1%
AVSC Holding Corp.,
2020 Term Loan B1, 1 mo. USD Term SOFR + 3.00%, 8.10%, 03/03/25 (b),(f)	1,186,155	1,179,240
2020 Term Loan B3, 10.00%, 10/15/26 (b),(f)	639,909	653,507
Brock Holdings III, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 6.00%, 10.67%, 05/02/30 (b),(f)	1,000,465	1,006,718
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.46%, 06/02/28 (b),(f)	133,216	131,693
Sotheby’s, 2021 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 10.06%, 01/15/27 (b),(f)	496,539	489,791

		3,460,949

Cosmetics/Personal Care — 0.3%
Revlon Intermediate Holdings IV LLC, 2023 Exit Term Loan, 3 mo. USD Term SOFR + 6.88%, 12.19%, 05/02/28 (b),(f)	10,359,140	10,151,958

Distribution/Wholesale — 0.0%
Veritiv Corp., Term Loan B, 3 mo. USD Term SOFR + 4.50%, 9.10%, 11/30/30 (b),(f)	568,692	563,124

Diversified Financial Services — 0.3%
Arcline FM Holdings LLC, 2024 Term Loan, 6 mo. USD Term SOFR + 4.50%, 9.57%, 06/23/28 (b),(f)	2,451,025	2,453,647
Atlas CC Acquisition Corp.,
Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.57%, 05/25/28 (b),(f)	851,564	655,943
Term Loan C, 3 mo. USD Term SOFR + 4.25%, 9.57%, 05/25/28 (b),(f)	173,206	133,417
CPC Acquisition Corp., Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.62%, 12/29/27 (b),(f)	2,302,178	1,998,590
Curo Group Holdings Corp.,
2024 PIK 1st Out Term Loan, 3 mo. USD Term SOFR + 1.00%, 5.67%, 07/19/28 (b),(d),(f)	1,299,569	1,351,552
2024 PIK 2nd Out Term Loan, 3 mo. USD Term SOFR + 10.00%, 14.67%, 07/19/28 (b),(d),(f)	5,564,940	5,119,745

		11,712,894

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Food — 0.4%
H Food Holdings LLC,
2018 Incremental Term Loan B2, 3 mo. USD Term SOFR + 4.00%, 9.32%, 05/23/25 (b),(f)	$591,646	$441,025
2018 Term Loan B, 3 mo. USD Term SOFR + 3.69%, 9.01%, 05/23/25 (b),(f)	8,386,852	6,251,727
2020 Incremental Term Loan B3, 5.00%, 05/23/25 (b),(j)	268,911	200,452
Max U.S. Bidco, Inc., Term Loan B, 1 mo. USD Term SOFR + 5.00%, 9.85%, 10/02/30 (b),(f)	2,383,178	2,250,506
United Natural Foods, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.75%, 9.60%, 05/01/31 (b),(f)	4,251,387	4,251,387

		13,395,097

Food Service — 0.1%
TKC Holdings, Inc.,
2022 PIK Toggle Holdco Term Loan, 3 mo. USD Term SOFR + 13.50%, 12.00%, 02/15/27 (b),(d),(f)	4,660,501	3,868,216
2024 Term Loan, 1 mo. USD Term SOFR + 5.00%, 9.96%, 05/15/28 (b),(f)	441,866	439,935

		4,308,151

Healthcare-Products — 0.1%
Arthur U.S. Finco, Inc., Term Loan B, 3 mo. USD Term SOFR + 5.25%, 9.85%, 12/14/29 (b),(f)	2,816,842	2,650,649
Bausch & Lomb Corp., Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.27%, 05/10/27 (b),(f)	426,071	424,102

		3,074,751

Healthcare-Services — 0.6%
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.70%, 10/01/27 (b),(f)	99,050	94,056
Symplr Software, Inc., 2020 Term Loan, 4.50%, 12/22/27 (b),(j)	1,781,227	1,621,807
Team Health Holdings, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 5.25%, 10.50%, 03/02/27 (b),(f)	12,502,444	11,930,082
U.S. Renal Care, Inc., 2023 Superpriority Term Loan, 1 mo. USD Term SOFR + 5.00%, 9.96%, 06/20/28 (b),(f)	2,077,609	1,888,547
Women’s Care Enterprises LLC,
2nd Lien Term Loan, 3 mo. USD Term SOFR + 8.25%, 13.58%, 01/12/29 (b),(d),(f)	2,500,059	2,250,053
Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.85%, 01/15/28 (b),(f)	3,659,257	3,515,924

		21,300,469

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Home Furnishings — 0.2%
Weber-Stephen Products LLC,
2022 Incremental Term Loan B, 1 mo. USD Term SOFR + 4.25%, 9.20%, 10/30/27 (b),(f)	$1,183,389	$1,112,883
Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.21%, 10/30/27 (b),(f)	5,069,670	4,766,909

		5,879,792

Household Products/Wares — 0.0%
Kronos Acquisition Holdings, Inc., 2024 Term Loan, 4.00%, 07/08/31 (b),(j)	1,633,611	1,527,427
WOOF Holdings, Inc., 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.35%, 12/21/27 (b),(f)	127,363	84,802

		1,612,229

Housewares — 0.2%
Springs Windows Fashions LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 8.96%, 10/06/28 (b),(f)	9,202,357	7,453,909

Insurance — 0.2%
Asurion LLC,
2021 2nd Lien Term Loan B3, 5.25%, 01/31/28 (b),(j)	1,390,178	1,299,567
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 10.21%, 01/20/29 (b),(f)	3,633,350	3,350,638
2023 Term Loan B11, 1 mo. USD Term SOFR + 4.25%, 9.20%, 08/19/28 (b),(f)	775,989	763,658
2024 Term Loan B12, 1 mo. USD Term SOFR + 4.25%, 9.10%, 09/13/30 (b),(f)	2,005,509	1,967,906

		7,381,769

Investment Company Security — 0.1%
ATI Holdings Acquisition, Inc. , 2023 2nd Lien Delayed Draw Term Loan, 8.00%, 08/24/28 (b),(d)	825,623	825,623
Bulldog Purchaser, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.59%, 06/27/31 (b),(f)	1,000,000	1,003,750
New Millennium HoldCo, Inc., 2020 Term Loan, 3 mo. USD Term SOFR + 5.50%, 10.58%, 05/14/25 (b),(d),(f)	1,030,547	1,034,411
Titan Acquisition Ltd., 2024 Term Loan B, 6 mo. USD Term SOFR + 5.00%, 10.33%, 02/15/29 (b),(f)	637,946	634,226

		3,498,010

Iron/Steel — 0.1%
Titan Purchaser, Inc., Term Loan B, 3 mo. USD Term SOFR + 6.00%, 11.07%, 03/01/30 (b),(d),(f)	3,625,283	3,679,662

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Leisure Time — 0.0%
Alterra Mountain Co., 2024 Add-on Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.17%, 05/31/30 (b),(f)	$772,000	$773,606

Lodging — 0.1%
Aimbridge Acquisition Co., Inc.,
2019 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.71%, 02/02/26 (b),(f)	2,231,544	2,169,708
2020 Incremental Term Loan B, 1 mo. USD Term SOFR + 4.75%, 9.71%, 02/02/26 (b),(f)	1,644,511	1,604,944

		3,774,652

Machinery-Diversified — 0.3%
Engineered Machinery Holdings, Inc.,
2021 USD 2nd Lien Incremental Term Loan, 3 mo. USD Term SOFR + 6.50%, 11.37%, 05/21/29 (b),(d),(f)	1,122,432	1,119,626
2021 USD 2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.00%, 10.87%, 05/21/29 (b),(f)	11,545,028	11,480,145

		12,599,771

Media — 0.2%
A-L Parent LLC, 2023 Take Back Term Loan, 1 mo. USD Term SOFR + 5.50%, 10.35%, 06/30/28 (b),(f)	6,863,370	6,837,632

Metal Fabricate/Hardware — 0.1%
Dynacast International LLC, 2021 First Out Term Loan, 3 mo. USD Term SOFR + 4.75%, 9.91%, 07/22/25 (b),(f)	3,940,335	3,835,246

Mining — 0.0%
American Rock Salt Co. LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.32%, 06/09/28 (b),(f)	49,517	40,530

Packaging & Containers — 0.1%
LABL, Inc., 2021 USD 1st Lien Term Loan, 1 mo. USD Term SOFR + 5.00%, 9.95%, 10/29/28 (b),(f)	2,849,480	2,779,725

Pipelines — 0.1%
Epic Y-Grade Services LP, 2024 Term Loan B, 3 mo. USD Term SOFR + 5.75%, 11.07%, 06/29/29 (b),(f)	2,000,000	1,992,000

Retail — 0.1%
LSF9 Atlantis Holdings LLC, 2024 1st Lien Term Loan B, 5.25%, 03/31/29 (b),(d),(j)	1,281,281	1,290,891
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.12%, 04/17/28 (b),(f)	2,103,640	1,654,512

		2,945,403

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount		Value
Software — 0.4%
Castle U.S. Holding Corp.,
EUR Term Loan, 3 mo. EURIBOR + 3.75%, 7.26%, 01/29/27 (b),(f)	2,077,845	EUR	$1,462,943
USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.07%, 01/29/27 (b),(f)	$7,309,124		4,830,527
Cloud Software Group, Inc., 2024 USD Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.60%, 03/30/29 (b),(f)	2,565,798		2,553,225
Constant Contact, Inc., Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.57%, 02/10/28 (b),(f)	7,057,927		6,813,864
MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.96%, 12/18/28 (b),(f)	58,594		39,844

			15,700,403

Total North America			149,621,586

Oceania — 0.1%
Diversified Financial Services — 0.1%
HB Acquisitions LLC, 2024 AUD Term Loan A, 3 mo. BBSY + 6.50%, 10.94%, 08/06/29 (b),(d),(f)	3,574,470	AUD	2,446,498

Total Oceania			2,446,498

TOTAL BANK DEBT (COST $169,030,680)			171,752,286

CORPORATE BONDS & NOTES — 10.5%
Africa — 0.7%
Chemicals — 0.3%
Sasol Financing USA LLC,
4.38%, 09/18/26 (b)	$7,252,000		7,042,915
6.50%, 09/27/28 (b)	2,652,000		2,629,073

			9,671,988

Electric — 0.3%
Eskom Holdings Soc Ltd., 7.13%, 02/11/25 (b),(c)	12,497,000		12,510,747

Mining — 0.1%
Stillwater Mining Co., 4.00%, 11/16/26 (b),(c)	2,086,000		1,989,679

Total Africa			24,172,414

Asia — 0.9%
Commercial Services — 0.2%
Adani Ports & Special Economic Zone Ltd.,
4.00%, 07/30/27 (b),(c)	1,029,000		983,452
4.20%, 08/04/27 (b),(c)	2,631,000		2,540,861

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 07/03/29 (b),(c)	$641,000	$606,082
5.00%, 08/02/41 (b),(c)	1,875,000	1,633,469

		5,763,864

Electric — 0.3%
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30 (b),(c)	1,226,000	1,106,354
LLPL Capital Pte. Ltd., 6.88%, 02/04/39 (b),(c)	3,508,888	3,629,081
Minejesa Capital BV, 4.63%, 08/10/30 (b),(c)	4,859,319	4,786,813

		9,522,248

Energy-Alternate Sources — 0.1%
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26 (b),(c)	3,326,000	3,317,020

Investment Company Security — 0.0%
Huarong Finance 2017 Co., Ltd., MTN, 4.25%, 11/07/27 (b),(c)	1,755,000	1,682,413

Iron/Steel — 0.1%
Krakatau Posco PT, 6.38%, 06/11/29 (b),(c)	2,034,000	2,057,184

Lodging — 0.2%
Melco Resorts Finance Ltd.,
5.63%, 07/17/27 (b),(c)	2,063,000	2,007,740
5.75%, 07/21/28 (b),(c)	3,231,000	3,119,981
Wynn Macau Ltd.,
5.50%, 01/15/26 - 10/01/27 (b),(c)	1,835,000	1,800,315
5.63%, 08/26/28 (b),(c)	1,737,000	1,686,438

		8,614,474

Real Estate — 0.0%
Scenery Journey Ltd., GBP Term Loan B2, 11.50%, 10/24/22 (b),(c),(k)	3,607,000	45,087

Total Asia		31,002,290

Europe — 1.0%
Agriculture — 0.1%
MHP Lux SA,
6.25%, 09/19/29 (b),(e)	689,000	521,494
GBP Term Loan B2, 6.25%, 09/19/29 (b),(c)	3,232,000	2,446,256
GBP Term Loan B2, 6.95%, 04/03/26 (b),(c)	2,457,000	2,146,558

		5,114,308

Airlines — 0.0%
Avianca Midco 2 PLC, 9.00%, 12/01/28 (b),(c)	844,427	842,475

Auto Manufacturers — 0.1%
Mclaren Finance PLC, 7.50%, 08/01/26 (b),(e)	5,443,000	5,031,373

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount		Value
Entertainment — 0.0%
CPUK Finance Ltd., 7.88%, 08/28/29 (b),(c)	629,000	GBP	$861,229

Healthcare-Services — 0.2%
Kedrion SpA, 6.50%, 09/01/29 (b),(e)	$5,943,000		5,645,850

Retail — 0.4%
Stonegate Pub Co. Financing 2019 PLC, 10.75%, 07/31/29 (b),(e)	10,565,000	GBP	14,601,591

Water — 0.2%
Thames Water Utilities Finance PLC,
1.25%, 01/31/32 (b),(c)	1,186,000	EUR	942,212
2.38%, 04/22/40 (b),(c)	495,000	GBP	463,585
2.63%, 01/24/32 (b),(c)	1,188,000	GBP	1,147,988
4.00%, 04/18/27 (b),(c)	545,000	EUR	445,948
5.13%, 09/28/37 (b),(c)	295,000	GBP	288,865
5.50%, 02/11/41 (b),(c)	200,000	GBP	197,869
6.75%, 11/16/28 (b)	1,380,000	GBP	1,379,525
7.13%, 04/30/31 (b),(c)	612,000	GBP	619,396
7.75%, 04/30/44 (b),(c)	200,000	GBP	203,305
8.25%, 04/25/40 (b),(c)	200,000	GBP	205,237

			5,893,930

Total Europe			37,990,756

Middle East — 1.4%
Commercial Banks — 0.1%
Akbank TAS, 7.50%, 01/20/30 (b),(c)	$4,075,000		4,203,362

Commercial Services — 0.0%
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/28 (b),(c)	1,455,000		1,516,171

Electric — 0.1%
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27 (b),(c)	5,297,000		5,276,734

Home Furnishings — 0.1%
Vestel Elektronik Sanayi ve Ticaret AS, 9.75%, 05/15/29 (b),(c)	3,991,000		4,037,296

Investment Company Security — 0.5%
Gaci First Investment Co., 5.38%, 10/13/22 (b),(c)	17,063,000		15,484,672
Magellan Capital Holdings Ltd., 8.38%, 07/08/29 (b),(c),(f)	2,761,000		2,809,318

			18,293,990

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Oil & Gas — 0.3%
Saudi Arabian Oil Co.,
5.75%, 07/17/54 (b),(c)	$4,476,000	$4,532,039
5.88%, 07/17/64 (b),(c)	4,443,000	4,496,334

		9,028,373

Real Estate — 0.1%
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27 (b),(c)	1,973,000	2,038,279

Telecommunications — 0.2%
Turk Telekomunikasyon AS, 7.38%, 05/20/29 (b),(c)	7,014,000	7,187,407

Total Middle East		51,581,612

North America — 5.3%
Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc.,
7.50%, 06/01/29 (b),(e)	7,584,000	6,531,788
7.75%, 04/15/28 (b),(e)	1,508,000	1,349,372

		7,881,160

Airlines — 0.1%
Grupo Aeromexico SAB de CV, 8.50%, 03/17/27 (b),(c)	4,181,000	4,224,955

Auto Manufacturers — 0.1%
Rivian Holdings LLC, 11.36%, 10/15/26 (b),(e),(f)	3,374,000	3,399,305

Chemicals — 0.1%
WR Grace Holdings LLC, 5.63%, 08/15/29 (b),(e)	3,753,000	3,525,505

Commercial Services — 0.1%
Sotheby’s,
5.88%, 06/01/29 (b),(e)	1,419,000	1,243,727
7.38%, 10/15/27 (b),(e)	1,871,000	1,800,735

		3,044,462

Distribution/Wholesale — 0.1%
Verde Purchaser LLC, 10.50%, 11/30/30 (b),(e)	2,357,000	2,557,906

Diversified Financial Services — 0.1%
Charles Schwab Corp. (The), 4.00%, 06/01/30 (b),(f),(l)	500,000	479,595
MF Global Holdings Ltd., 6.75%, 08/08/49 (b),(d),(h),(k)	436,000	109,000
PHH Mortgage Corp., 7.88%, 03/15/26 (b),(e)	4,863,000	4,887,772

		5,476,367

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Electronics — 0.1%
EquipmentShare.com, Inc.,
8.00%, 03/15/33 (b),(e)	$709,000	$725,792
8.63%, 05/15/32 (b),(e)	2,805,000	2,942,720

		3,668,512

Entertainment — 0.0%
Resorts World Las Vegas LLC, 4.63%, 04/16/29 (b),(c)	1,100,000	990,081

Food Service — 0.4%
TKC Holdings, Inc.,
6.88%, 05/15/28 (b),(e)	3,830,000	3,783,756
10.50%, 05/15/29 (b),(e)	9,832,000	9,885,644

		13,669,400

Hand/Machine Tools — 0.2%
Werner FinCo LP,
11.50%, 06/15/28 (b),(e)	4,355,000	4,796,824
PIK, 14.50%, 10/15/28 (b),(e)	3,104,952	3,159,390

		7,956,214

Healthcare-Services — 0.3%
8.00%, 08/01/27 - 08/01/28 (b),(e)	10,289,485	8,666,418
Pediatrix Medical Group, Inc., 5.38%, 02/15/30 (b),(e)	1,888,000	1,828,607
Team Health Holdings, Inc., PIK, 13.50%, 06/30/28 (b),(e)	986,000	1,096,925
U.S. Renal Care, Inc., 10.63%, 06/28/28 (b),(e)	1,518,200	1,320,834

		12,912,784

Household Products/Wares — 0.1%
Kronos Acquisition Holdings, Inc.,
8.25%, 06/30/31 (b),(e)	990,000	993,712
10.75%, 06/30/32 (b),(e)	3,864,000	3,648,542

		4,642,254

Housewares — 0.1%
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (b),(e)	3,192,000	2,027,079

Insurance — 0.1%
Acrisure LLC,
6.00%, 08/01/29 (b),(e)	1,819,000	1,754,373
8.25%, 02/01/29 (b),(e)	1,335,000	1,377,513
8.50%, 06/15/29 (b),(e)	80,000	83,533

		3,215,419

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Internet — 0.0%
GrubHub Holdings, Inc., 5.50%, 07/01/27 (b),(e)	$2,017,000	$1,870,555

Leisure Time — 0.1%
Viking Cruises Ltd.,
5.88%, 09/15/27 (b),(e)	3,729,000	3,726,395
7.00%, 02/15/29 (b),(e)	936,000	947,827

		4,674,222

Lodging — 0.1%
Full House Resorts, Inc., 8.25%, 02/15/28 (b),(e)	4,534,000	4,540,710

Media — 0.3%
McGraw-Hill Education, Inc., 8.00%, 08/01/29 (b),(e)	10,607,000	10,645,047

Oil & Gas — 0.8%
CITGO Petroleum Corp., 8.38%, 01/15/29 (b),(e)	3,865,000	4,021,731
Petroleos Mexicanos,
5.95%, 01/28/31 (b)	5,049,000	4,369,854
6.35%, 02/12/48 (b)	2,693,000	1,865,053
6.38%, 01/23/45 (b)	1,724,000	1,201,688
6.75%, 09/21/47 (b)	7,691,000	5,510,674
6.88%, 08/04/26 (b)	7,501,000	7,471,613
6.95%, 01/28/60 (b)	743,000	532,795
7.69%, 01/23/50 (b)	3,878,000	3,029,727

		28,003,135

Packaging & Containers — 0.2%
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27 (b),(e)	7,037,000	7,215,557

Pharmaceuticals — 0.0%
Mallinckrodt International Finance SA, 14.75%, 11/14/28 (b),(e)	771,000	840,740

Pipelines — 0.4%
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (b),(e)	2,198,000	2,346,112
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28 (b),(e)	10,352,000	11,397,356

		13,743,468

REITS — 0.1%
IIP Operating Partnership LP, 5.50%, 05/25/26 (b)	2,279,000	2,201,249

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Retail — 0.5%
GPS Hospitality Holding Co. LLC, 7.00%, 08/15/28 (b),(e)	$4,829,000	$2,966,489
LSF9 Atlantis Holdings LLC, 7.75%, 02/15/26 (b),(e)	7,274,000	7,332,003
Michaels Cos., Inc. (The),
5.25%, 05/01/28 (b),(e)	1,491,000	1,100,521
7.88%, 05/01/29 (b),(e)	7,487,000	4,355,667
Victra Holdings LLC, 8.75%, 09/15/29 (b),(e)	1,391,000	1,460,482

		17,215,162

Software — 0.1%
AthenaHealth Group, Inc., 6.50%, 02/15/30 (b),(e)	5,275,000	5,067,088

Telecommunications — 0.5%
Digicel Intermediate Holdings Ltd., 9.00%, 05/25/27 (b),(h)	2,133,570	2,146,663
Digicel Midco Ltd., PIK, 10.50%, 11/25/28 (b),(h)	4,480,868	4,032,781
Millicom International Cellular SA,
4.50%, 04/27/31 (b),(c)	4,212,000	3,797,496
7.38%, 04/02/32 (b),(c)	6,017,000	6,182,499
Total Play Telecomunicaciones SA de CV,
6.38%, 09/20/28 (b),(c)	1,015,000	496,404
10.50%, 12/31/28 (b),(c)	498,000	383,855

		17,039,698

Trucking & Leasing — 0.1%
Fortress Transportation & Infrastructure Investors LLC,
7.00%, 06/15/32 (b),(e)	1,585,000	1,663,776
7.88%, 12/01/30 (b),(e)	959,000	1,033,148

		2,696,924

Total North America		194,944,958

South America — 1.2%
Airlines — 0.3%
Azul Secured Finance LLP,
10.88%, 05/28/30 (b),(e)	2,354,806	1,494,134
11.50%, 05/28/29 (b),(e)	4,430,348	2,797,142
11.93%, 08/28/28 (b),(e)	3,034,000	2,942,525
Latam Airlines Group SA, 13.38%, 10/15/29 (b),(e)	1,985,000	2,309,294

		9,543,095

Chemicals — 0.1%
Braskem Netherlands Finance BV, 4.50%, 01/10/28 (b),(c)	2,883,000	2,718,921

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Engineering & Construction — 0.0%
ATP Tower Holdings LLC, 4.05%, 04/27/26 (b),(c)	$1,245,000	$1,213,886

Iron/Steel — 0.3%
Samarco Mineracao SA, PIK, 9.50%, 06/30/31 (b),(e)	10,644,778	9,973,313

Media — 0.1%
VTR Comunicaciones SpA,
4.38%, 04/15/29 (b),(c)	3,800,000	3,250,611
5.13%, 01/15/28 (b),(c)	2,840,000	2,592,540

		5,843,151

Oil & Gas — 0.4%
Petroleos del Peru SA,
4.75%, 06/19/32 (b),(c)	11,931,000	9,390,502
5.63%, 06/19/47 (b),(c)	6,987,000	4,765,672

		14,156,174

Pipelines — 0.0%
Acu Petroleo Luxembourg S.a.r.l, 7.50%, 01/13/32 (b),(c)	259,818	260,761

Total South America		43,709,301

TOTAL CORPORATE BONDS & NOTES (COST $372,269,071)		383,401,331

SOVEREIGN DEBT — 4.7%
Argentina Republic Government International Bonds,
0.75%, 07/09/30 (b),(h)	12,342,705	7,467,336
3.50%, 07/09/41 (b),(h)	15,218,128	6,927,446
4.13%, 07/09/35 - 07/09/46 (b),(h)	2,391,800	1,166,835
Bahrain Government International Bonds, 6.00%, 09/19/44 (b),(c)	1,860,000	1,647,216
Bhama Government International Bonds, 6.00%, 11/21/28 (b),(c)	3,208,000	3,007,017
Bolivia Government International Bonds, 4.50%, 03/20/28 (b),(c)	909,000	512,767
Chile Government International Bonds,
3.24%, 02/06/28 (b)	6,321,000	6,116,467
4.85%, 01/22/29 (b)	6,799,000	6,940,780
Dominican Republic International Bonds,
5.95%, 01/25/27 (c)	7,000,000	7,082,077
6.00%, 07/19/28 (b),(c)	3,505,000	3,588,902
6.88%, 01/29/26 (b),(c)	11,885,000	12,087,045
Ecuador Government International Bonds,
0.00%, 07/31/30 (b),(c),(g)	2,060,753	1,146,624
5.50%, 07/31/35 (b),(c),(h)	10,250,077	5,810,885
6.90%, 07/31/30 (b),(c),(h)	9,314,603	6,763,403

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount		Value
Egypt Government International Bonds,
5.88%, 02/16/31 (c)	$1,133,000		$946,146
7.63%, 05/29/32 (b),(c)	1,911,000		1,691,881
7.90%, 02/21/48 (b),(c)	3,911,000		3,015,733
8.15%, 11/20/59 (b),(c)	2,564,000		1,981,182
El Salvador Government International Bonds,
0.25%, 04/17/30 (b),(c)	4,700,000		99,194
7.12%, 01/20/50 (b),(c)	2,160,000		1,635,546
7.63%, 09/21/34 (b),(c)	661,000		554,949
9.25%, 04/17/30 (b),(c)	3,198,000		3,174,854
Georgia Government International Bonds, 2.75%, 04/22/26 (b),(c)	2,615,000		2,474,817
Iraq International Bonds, 5.80%, 01/15/28 (b),(c),(e)	7,973,874		7,727,020
Ivory Coast Government International Bonds, 6.38%, 03/03/28 (b),(c)	780,000		778,346
Lebanon Government International Bonds,
5.80%, 04/14/23 (b),(c),(k)	5,567,000		434,922
6.00%, 01/27/28 (b),(c),(k)	3,087,000		223,808
6.10%, 10/04/22 (b),(c),(k)	11,167,000		865,442
6.15%, 06/19/30 (b),(k)	3,146,000		243,123
6.20%, 02/26/25 (b),(c),(k)	1,029,000		79,747
6.38%, 03/09/24 (b),(k)	43,539,000		3,376,449
6.65%, 04/22/30 (b),(c),(k)	6,000,000		465,000
6.75%, 11/29/27 (b),(c),(k)	1,646,000		127,977
8.25%, 04/19/30 (b),(c),(k)	44,888,000		3,506,875
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29 (b),(c)	4,216,000	EUR	5,043,568
Mexico Government International Bonds,
3.25%, 04/16/30 (b)	$4,762,000		4,366,433
5.00%, 05/07/29 (b)	10,854,000		10,914,545
Mexico Udibonos,
4.00%, 11/15/40 (b)	10,970,665	MXN	498,460
4.50%, 11/22/35 (b)	31,344,756	MXN	1,536,355
Nigeria Government International Bonds, 6.13%, 09/28/28 (b),(c)	$3,779,000		3,429,193
Panama Government International Bonds,
3.88%, 03/17/28 (b)	8,049,000		7,754,306
9.38%, 04/01/29 (b)	944,000		1,094,551
Republic of Uzbekistan International Bonds,
3.70%, 11/25/30 (b),(c)	1,902,000		1,639,315
5.38%, 05/29/27 (b),(c),(m)	3,444,000	EUR	3,859,282
6.90%, 02/28/32 (b),(c)	$4,584,000		4,619,618
Turkey Government International Bonds, 6.50%, 01/03/35 (b)	8,077,000		7,919,498
Turkiye Government International Bonds, 7.13%, 07/17/32 (b)	7,686,000		7,930,707

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount		Value
Viet Nam Debt & Asset Trading Corp., 1.00%, 10/10/25 (b),(c)	$7,430,000		$6,872,750

TOTAL SOVEREIGN DEBT (COST $162,392,869)			171,146,392

MORTGAGE-BACKED SECURITIES — 10.6%
Europe — 0.0%
Commercial Mortgage-Backed Securities — 0.0%
Atom Mortgage Securities DAC,
Series 1A, Class E, 3 mo. SONIO + 2.80%, 7.83%, 07/22/31 (b),(e),(f)	550,695	GBP	646,897
Series 1X, Class D, 3 mo. SONIO + 1.90%, 6.93%, 07/22/31 (b),(c),(f)	84,178	GBP	92,969
Last Mile Logistics Pan Euro Finance DAC,
Series 1A, Class E, 3 mo. EURIBOR + 2.70%, 6.25%, 08/17/33 (b),(e),(f)	98,185	EUR	106,016
Series 1X, Class E, 3 mo. EURIBOR + 2.70%, 6.25%, 08/17/26 (b),(c),(f)	98,186	EUR	106,016
Taurus NL DAC,
Series 2020-NL1X, Class C, 3 mo. EURIBOR + 1.55%, 5.11%, 02/20/30 (b),(c),(f)	55,632	EUR	51,171
Series 2020-NL1X, Class D, 3 mo. EURIBOR + 2.00%, 5.56%, 02/20/30 (b),(c),(f)	556,317	EUR	433,859
Taurus UK DAC, Series 2021-UK4X, Class E, 3 mo. SONIO + 3.10%, 8.08%, 08/17/31 (b),(c),(f)	69,652	GBP	91,374

			1,528,302

Total Europe			1,528,302

North America — 10.6%
Collateralized Mortgage Obligation (Residential) — 2.5%
Ajax Mortgage Loan Trust,
Series 2021-E, Class B1, 3.73%, 12/25/60 (b),(e),(f)	$972,000		729,830
Series 2021-E, Class B2, 4.15%, 12/25/60 (b),(e),(f)	762,000		512,095
Alternative Loan Trust,
Series 2004-16CB, Class M, 5.85%, 08/25/34 (b),(f)	294,794		243,094
Series 2004-22CB, Class M, 6.00%, 10/25/34 (b),(f)	376,704		248,340
Series 2004-2CB, Class M, 6.04%, 03/25/34 (b),(f)	328,820		265,841
Series 2004-4CB, Class M, 5.69%, 04/25/34 (b),(f)	172,511		136,996
Series 2005-10CB, Class 1A1, 1 mo. TSFR + .61%, 5.47%, 05/25/35 (b),(f)	271,843		206,112
Series 2005-11CB, Class 3A2, 1 mo. TSFR + .61%, 5.47%, 06/25/35 (b),(f)	294,867		215,829
Series 2005-28CB, Class 2A8, 1 mo. TSFR + .51%, 5.37%, 08/25/35 (b),(f)	1,623,898		977,551

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2005-56, Class 1A2, 1 mo. TSFR + 1.27%, 6.13%, 11/25/35 (b),(f)	$289,143	$256,212
Series 2005-59, Class 1A1, 1 mo. TSFR + .77%, 5.74%, 11/20/35 (b),(f)	6,539,253	5,860,589
Series 2005-69, Class A2, 12 mo. MTA + 1.70%, 6.82%, 12/25/35 (b),(f)	259,759	247,696
Series 2005-76, Class 1A2, 12 mo. MTA + 2.00%, 7.12%, 01/25/36 (b),(f)	1,700,219	1,485,621
Series 2006-13T1, Class A15, 6.00%, 05/25/36 (b)	410,778	191,532
Series 2006-19CB, Class A19, 1 mo. TSFR + .91%, 5.77%, 08/25/36 (b),(f)	556,385	252,252
Series 2006-20CB, Class A1, 1 mo. TSFR + .45%, 5.31%, 07/25/36 (b),(f)	703,009	204,203
Series 2006-20CB, Class A6, 1 mo. TSFR + .61%, 5.47%, 07/25/36 (b),(f)	683,310	223,556
Series 2006-21CB, Class A5, 1 mo. TSFR + .51%, 5.37%, 07/25/36 (b),(f)	518,036	217,988
Series 2006-23CB, Class 2A3, 6.50%, 08/25/36 (b)	712,026	222,429
Series 2006-28CB, Class A10, 1 mo. TSFR + .81%, 5.67%, 10/25/36 (b),(f)	672,888	258,423
Series 2006-28CB, Class A19, 1 mo. TSFR + .51%, 5.37%, 10/25/36 (b),(f)	711,240	244,683
Series 2006-29T1, Class 3A1, 6.50%, 10/25/36 (b)	565,702	149,407
Series 2006-31CB, Class A5, 1 mo. TSFR + .86%, 5.72%, 11/25/36 (b),(f)	496,849	222,604
Series 2006-39CB, Class 1A6, 1 mo. TSFR + .71%, 5.57%, 01/25/37 (b),(f)	292,199	207,478
Series 2006-41CB, Class 2A7, 1 mo. TSFR + .71%, 5.57%, 01/25/37 (b),(f)	1,118,593	469,310
Series 2006-41CB, Class 2A8, 1 mo. TSFR + .76%, 5.62%, 01/25/37 (b),(f)	1,156,471	488,993
Series 2006-7CB, Class 1A4, 6.00%, 05/25/36 (b)	752,868	407,972
Series 2006-8T1, Class 1A1, 1 mo. TSFR + .61%, 5.47%, 04/25/36 (b),(f)	685,796	227,586
Series 2006-J1, Class 1A4, 1 mo. TSFR + .61%, 5.47%, 02/25/36 (b),(f)	341,757	209,796
Series 2006-J2, Class A1, 1 mo. TSFR + .61%, 5.47%, 04/25/36 (b),(f)	606,763	234,153
Series 2006-OA12, Class A1C, 1 mo. TSFR + .39%, 5.36%, 09/20/46 (b),(f)	306,495	256,205
Series 2006-OA12, Class A2, 1 mo. TSFR + .32%, 5.29%, 09/20/46 (b),(f)	181,198	166,410
Series 2006-OA16, Class A3, 1 mo. TSFR + .61%, 5.47%, 10/25/46 (b),(f)	284,239	229,770
Series 2006-OA19, Class A1, 1 mo. TSFR + .29%, 5.26%, 02/20/47 (b),(f)	328,173	270,441

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2006-OA19, Class A4, 1 mo. TSFR + .32%, 5.29%, 02/20/47 (b),(f)	$316,299	$260,056
Series 2006-OA2, Class A1, 1 mo. TSFR + .53%, 5.50%, 05/20/46 (b),(f)	524,979	450,397
Series 2006-OA8, Class 2A3, 1 mo. TSFR + .49%, 5.35%, 07/25/46 (b),(f)	160,587	167,913
Series 2006-OA8, Class 2A4, 1 mo. TSFR + .63%, 5.49%, 07/25/46 (b),(f)	360,848	262,493
Series 2006-OA9, Class 2A1A, 1 mo. TSFR + .32%, 5.29%, 07/20/46 (b),(f)	632,976	505,252
Series 2007-16CB, Class 1A2, 1 mo. TSFR + .51%, 5.37%, 08/25/37 (b),(f)	388,977	259,144
Series 2007-16CB, Class 2A1, 1 mo. TSFR + .56%, 5.42%, 08/25/37 (b),(f)	2,148,234	690,771
Series 2007-17CB, Class 1A6, 1 mo. TSFR + .61%, 5.47%, 08/25/37 (b),(f)	809,769	380,624
Series 2007-18CB, Class 1A2, 1 mo. TSFR + .58%, 5.44%, 08/25/37 (b),(f)	703,300	189,916
Series 2007-20, Class A1, 1 mo. TSFR + .61%, 5.47%, 08/25/47 (b),(f)	863,601	317,713
Series 2007-23CB, Class A3, 1 mo. TSFR + .61%, 5.47%, 09/25/37 (b),(f)	1,834,107	669,931
Series 2007-23CB, Class A7, 1 mo. TSFR + .51%, 5.37%, 09/25/37 (b),(f)	642,035	238,580
Series 2007-2CB, Class 1A7, 1 mo. TSFR + .61%, 5.47%, 03/25/37 (b),(f)	563,549	221,389
Series 2007-8CB, Class A5, 1 mo. TSFR + .61%, 5.47%, 05/25/37 (b),(f)	898,337	368,701
Series 2007-HY6, Class A1, 1 mo. TSFR + .53%, 5.39%, 08/25/47 (b),(f)	402,481	334,734
Series 2007-J1, Class 3A1, 4.15%, 11/25/36 (b),(h)	340,310	242,621
Series 2007-OA11, Class A1A, 12 mo. MTA + 1.38%, 6.50%, 11/25/47 (b),(f)	351,612	287,875
Series 2007-OA2, Class 1A1, 12 mo. MTA + .84%, 5.96%, 03/25/47 (b),(f)	216,979	180,992
Series 2007-OH2, Class A2B, 1 mo. TSFR + .47%, 5.33%, 08/25/47 (b),(f)	128,815	128,224
American Home Mortgage Investment Trust,
Series 2004-4, Class 6A2, 6.00%, 02/25/45 (b),(h)	7,500,000	6,021,690
Series 2005-2, Class 5A4C, 5.91%, 09/25/35 (b),(h)	739,149	374,050
Angel Oak Mortgage Trust, Series 2021-8, Class B1, 4.11%, 11/25/66 (b),(e),(f)	109,000	90,936
Balboa Bay Loan Funding Ltd., Series 2023-2A, Class D, 3 mo. TSFR + 4.50%, 9.78%, 10/20/36 (b),(e),(f)	1,250,000	1,275,751
Banc of America Funding Trust, Series 2006-H, Class 5A1, 1 mo. TSFR + .47%, 5.44%, 10/20/36 (b),(f)	3,831,341	1,260,044

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Banc of America Mortgage Trust, Series 2004-F, Class B1, 6.79%, 07/25/34 (b),(f)	$229,810	$200,440
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class B2, 5.43%, 09/25/51 (b),(e)	100,000	88,745
Bear Stearns ALT-A Trust,
Series 2004-9, Class B1, 6.31%, 09/25/34 (b),(f)	254,073	229,834
Series 2006-1, Class 11A2, 1 mo. TSFR + .75%, 5.61%, 02/25/36 (b),(f)	1,179,713	1,000,015
Series 2006-3, Class 22A1, 4.26%, 05/25/36 (b),(f)	335,029	242,508
Series 2006-4, Class 13A1, 1 mo. TSFR + .43%, 5.29%, 08/25/36 (b),(f)	255,661	215,617
Bear Stearns Asset-Backed Securities I Trust, Series 2007-AC5, Class A5, 1 mo. TSFR + .56%, 5.42%, 07/25/37 (b),(f)	2,527,629	567,652
Calcon Mutual Mortgage, Series 2023-1, Class M1, 4.99%, 06/25/54 (b),(e),(f)	3,006,000	3,100,893
Chase Mortgage Finance Trust, Series 2007-A1, Class 1M, 6.61%, 02/25/37 (b),(f)	230,324	183,271
ChaseFlex Trust, Series 2007-1, Class 1A1, 6.50%, 02/25/37 (b)	1,020,480	356,137
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class B1, 4.63%, 10/25/35 (b),(e),(f)	282,609	224,116
CHL Mortgage Pass-Through Trust, Series 2005-3, Class 1A4, 1 mo. TSFR + .83%, 5.69%, 04/25/35 (b),(f)	447,104	400,300
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2, Class B1, 7.04%, 08/25/34 (b),(f)	658,346	261,319
Series 2006-AR6, Class 2A4, 1 mo. TSFR + .55%, 5.41%, 09/25/36 (b),(f)	809,988	300,843
CitiMortgage Alternative Loan Trust,
Series 2006-A4, Class 1A5, 1 mo. TSFR + .76%, 5.62%, 09/25/36 (b),(f)	764,267	604,751
Series 2007-A6, Class 1A1, 1 mo. TSFR + .71%, 5.57%, 06/25/37 (b),(f)	285,682	234,310
COLT Mortgage Loan Trust,
Series 2021-HX1, Class B1, 3.11%, 10/25/66 (b),(e),(f)	118,000	93,160
Series 2021-HX1, Class B3A, 4.22%, 10/25/66 (b),(e),(f)	100,000	69,624
Series 2022-1, Class B1, 4.06%, 12/27/66 (b),(e),(f)	100,000	87,689
Series 2022-1, Class B2, 4.06%, 12/27/66 (b),(e),(f)	100,000	83,640
Series 2022-2, Class B1, 4.02%, 02/25/67 (b),(e),(f)	100,000	83,519
Series 2022-3, Class B2, 4.22%, 02/25/67 (b),(e),(f)	100,000	82,396
Series 2022-4, Class B1, 4.69%, 03/25/67 (b),(e),(f)	127,000	118,602
Series 2022-5, Class B1, 4.64%, 03/25/67 (b),(e),(f)	1,000,000	938,634

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
COLT Trust,
Series 2021-RPL1, Class B1, 4.65%, 09/25/61 (b),(e),(f)	$100,000	$82,319
Series 2021-RPL1, Class B2, 4.65%, 09/25/61 (b),(e),(f)	446,000	325,266
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class CB1, 6.27%, 11/25/33 (b),(f)	211,860	189,503
CSFB Mortgage-Backed Pass-Through Certificates, Series 2004-8, Class DB1, 5.59%, 12/25/34 (b),(f)	368,295	243,667
CSMC Trust,
Series 2021-NQM3, Class B1, 3.43%, 04/25/66 (b),(e),(f)	211,000	165,035
Series 2021-NQM3, Class B2, 4.13%, 04/25/66 (b),(e),(f)	800,000	578,689
Series 2021-NQM7, Class B1, 3.72%, 10/25/66 (b),(e),(f)	100,000	79,194
Series 2021-NQM8, Class B1, 4.21%, 10/25/66 (b),(e),(f)	226,899	187,387
Series 2021-NQM8, Class B2, 4.29%, 10/25/66 (b),(e),(f)	100,000	84,518
Deephaven Residential Mortgage Trust,
Series 2021-2, Class B1, 3.17%, 04/25/66 (b),(e),(f)	100,000	77,573
Series 2021-2, Class B2, 3.93%, 04/25/66 (b),(e),(f)	100,000	75,384
Series 2021-3, Class B2, 4.13%, 08/25/66 (b),(e),(f)	100,000	76,172
Series 2021-4, Class B2, 4.44%, 11/25/66 (b),(e),(f)	100,000	81,715
Series 2022-1, Class B1, 4.28%, 01/25/67 (b),(e),(f)	100,000	84,611
Series 2022-1, Class B2, 4.28%, 01/25/67 (b),(e),(f)	120,000	95,092
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2006-AR5, Class 1A1, 1 mo. TSFR + .37%, 5.23%, 10/25/36 (b),(f)	1,287,714	390,156
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 1 mo. TSFR + .53%, 5.50%, 03/19/45 (b),(f)	982,215	921,410
Ellington Financial Mortgage Trust, Series 2021-3, Class B2, 4.29%, 09/25/66 (b),(e),(f)	100,000	79,284
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA8, Class 1A3, 1 mo. TSFR + .61%, 5.47%, 02/25/37 (b),(f)	742,163	221,565
Series 2007-FA2, Class 1A2, 1 mo. TSFR + .66%, 5.52%, 04/25/37 (b),(f)	952,655	234,802
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B3, 2.75%, 06/25/51 (b),(e),(f)	3,765,701	3,117,748
GSR Mortgage Loan Trust, Series 2005-AR6, Class B1, 6.03%, 09/25/35 (b),(f)	272,942	224,902
HarborView Mortgage Loan Trust,
Series 2005-10, Class 2A1B, 1 mo. TSFR + .87%, 5.84%, 11/19/35 (b),(f)	1,103,418	760,473

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2006-4, Class 1A1A, 1 mo. TSFR + .47%, 5.44%, 05/19/46 (b),(f)	$539,384	$280,534
Series 2007-6, Class 2A1B, 1 mo. TSFR + .34%, 5.31%, 08/19/37 (b),(f)	7,849,642	6,254,391
IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class A22, 1 mo. TSFR + .47%, 5.33%, 07/25/47 (b),(f)	414,665	296,352
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR7, Class 3A1, 4.03%, 05/25/36 (b),(f)	216,277	180,386
Series 2007-FLX2, Class A2, 1 mo. TSFR + .49%, 5.35%, 04/25/37 (b),(f)	226,694	230,323
Series 2007-FLX5, Class 2A2, 1 mo. TSFR + .59%, 5.45%, 08/25/37 (b),(f)	4,351,915	3,630,746
JP Morgan Mortgage Trust,
Series 2005-A5, Class IB1, 5.48%, 08/25/35 (b),(f)	669,921	525,453
Series 2023-HE2, Class M3, 1 mo. SOFR + 3.25%, 8.60%, 03/25/54 (b),(e),(f)	4,000,000	4,104,224
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A2, 6.25%, 07/25/61 (b),(e),(h)	567,380	572,774
Lehman Mortgage Trust, Series 2007-1, Class 1A2, 5.75%, 02/25/37 (b)	509,089	491,501
Lehman XS Trust,
Series 2006-17, Class WF41, 6.23%, 11/25/36 (b),(h)	313,271	296,008
Series 2007-15N, Class 4A1, 1 mo. TSFR + 1.01%, 5.87%, 08/25/47 (b),(f)	258,864	236,581
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class M1, 5.97%, 11/25/35 (b),(f)	420,254	249,979
Series 2005-A5, Class M1, 5.21%, 06/25/35 (b),(f)	631,465	561,967
MFA Trust, Series 2021-INV2, Class B1, 4.39%, 11/25/56 (b),(e),(f)	100,000	85,789
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class B1, 6.40%, 09/25/34 (b),(f)	255,549	200,885
Series 2004-9, Class B1, 5.41%, 11/25/34 (b),(f)	276,234	234,922
Series 2005-1, Class B1, 5.63%, 03/25/35 (b),(f)	477,474	308,888
New Residential Mortgage Loan Trust,
Series 2022-NQM1, Class B1, 3.81%, 01/25/26 (b),(e),(f)	100,000	76,104
Series 2022-NQM1, Class B2, 3.81%, 01/25/26 (b),(e),(f)	100,000	74,646
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A3A, 1 mo. TSFR + .45%, 5.31%, 10/25/36 (b),(f)	290,135	257,420
Preston Ridge Partners Mortgage LLC,
Series 2021-6, Class A2, 6.47%, 07/25/26 (b),(e),(h)	101,375	99,375
Series 2021-7, Class A2, 6.67%, 08/25/26 (b),(e),(h)	208,788	205,751
Series 2021-8, Class A2, 6.60%, 09/25/26 (b),(e),(f)	129,387	127,225
Series 2021-9, Class A2, 3.97%, 10/25/26 (b),(e),(f)	244,000	243,264

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
RALI Trust,
Series 2006-QO7, Class 1A1, 12 mo. MTA + .80%, 5.92%, 09/25/46 (b),(f)	$314,638	$266,882
Series 2007-QH5, Class AI1, 1 mo. TSFR + .53%, 5.39%, 06/25/37 (b),(f)	1,446,204	1,093,393
RCKT Mortgage Trust,
Series 2023-CES1, Class M2, 7.98%, 06/25/43 (b),(e),(f)	251,000	257,942
Series 2023-CES2, Class M1, 7.36%, 09/25/43 (b),(e),(f)	5,513,000	5,653,460
Residential Asset Securitization Trust, Series 2006-A7CB, Class 1A4, 6.25%, 07/25/36 (b)	315,336	249,464
Saluda Grade Alternative Mortgage Trust,
Series 2023-FIG3, Class B, 7.71%, 08/25/53 (b),(e)	1,547,234	1,601,714
Series 2024-INV1, Class B1, 7.26%, 08/25/59 (b),(e),(f)	1,054,000	1,047,962
Sequoia Mortgage Trust, Series 2019-4, Class B4, 3.77%, 11/25/49 (b),(e),(f)	2,158,000	1,611,262
Starwood Mortgage Residential Trust,
Series 2020-INV1, Class B1, 3.26%, 11/25/55 (b),(e)	123,000	112,583
Series 2021-3, Class B1, 3.35%, 06/25/56 (b),(e),(f)	100,000	74,038
Series 2021-4, Class B2, 4.14%, 08/25/56 (b),(e),(f)	268,000	207,052
Series 2021-6, Class B2, 3.94%, 11/25/66 (b),(e),(f)	100,000	72,433
Series 2022-1, Class B1, 3.96%, 12/25/66 (b),(e),(f)	135,000	105,234
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 2A2, 1 mo. TSFR + .53%, 5.39%, 01/25/37 (b),(f)	407,999	431,279
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-26A, Class B1II, 5.90%, 09/25/33 (b),(f)	204,426	139,152
Thornburg Mortgage Securities Trust, Series 2005-3, Class B1, 6.13%, 10/25/45 (b),(f)	581,306	460,946
Towd Point Mortgage Trust,
Series 2020-1, Class B3, 4.59%, 01/25/60 (b),(e),(f)	2,690,000	2,025,764
Series 2021-1, Class B2, 4.38%, 11/25/61 (b),(e),(f)	494,000	368,016
TRK Trust,
Series 2021-INV2, Class B2, 4.38%, 11/25/56 (b),(e),(f)	1,000,000	768,687
Series 2022-INV1, Class B1, 4.02%, 02/25/57 (b),(e),(f)	111,000	89,253
Series 2022-INV1, Class B2, 4.02%, 02/25/57 (b),(e),(f)	100,000	73,731
Verus Securitization Trust, Series 2022-1, Class B2, 3.98%, 01/25/67 (b),(e),(f)	1,000,000	752,434

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR1, Class B1, 1 mo. TSFR + .94%, 5.79%, 01/25/45 (b),(f)	$252,495	$224,116
Series 2005-AR17, Class A1C4, 1 mo. TSFR + .91%, 5.77%, 12/25/45 (b),(f)	500,261	378,690
Series 2005-AR6, Class B1, 1 mo. TSFR + 1.01%, 5.87%, 04/25/45 (b),(f)	462,822	350,906
Series 2005-AR9, Class B1, 1 mo. TSFR + 1.06%, 5.91%, 07/25/45 (b),(f)	158,847	151,038
Series 2006-AR1, Class 2A1C, 12 mo. MTA + 1.07%, 6.19%, 01/25/46 (b),(f)	186,844	183,146
Series 2006-AR17, Class 1A, 12 mo. MTA + .82%, 4.39%, 12/25/46 (b),(f)	1,239,331	1,023,491
Series 2007-HY6, Class 1A1, 4.24%, 06/25/37 (b),(f)	280,875	229,420
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2005-11, Class A2, 5.75%, 01/25/36 (b)	225,211	185,499
Series 2005-AR1, Class A1B, 1 mo. TSFR + .79%, 5.65%, 12/25/35 (b),(f)	237,880	256,052
Series 2006-5, Class 1A3, 6.00%, 07/25/36 (b)	344,134	275,840
Series 2007-3, Class A19, 6.00%, 04/25/37 (b)	496,790	451,539
Series 2007-OA3, Class 2A, 12 mo. MTA + .75%, 5.87%, 02/25/47 (b),(f)	225,343	187,772

		91,250,952

Commercial Mortgage-Backed Securities — 3.9%
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4, Class E, 2.00%, 02/15/55 (b),(e)	130,000	79,070
AREIT LLC, Series 2022-CRE7, Class C, 1 mo. TSFR + 3.84%, 8.93%, 06/17/39 (b),(e),(f)	1,000,000	1,001,749
AREIT Trust, Series 2022-CRE6, Class C, 1 mo. SOFR + 2.15%, 7.49%, 01/20/37 (b),(e),(f)	100,000	98,750
BAMLL Commercial Mortgage Securities Trust,
Series 2019-BPR, Class EMP, 4.02%, 11/05/32 (b),(e),(f)	8,817,000	8,168,677
Series 2019-BPR, Class FMP, 4.02%, 11/05/32 (b),(e),(f)	4,408,000	3,902,460
Benchmark Mortgage Trust,
Series 2018-B7, Class D, 3.00%, 05/15/53 (b),(e)	290,000	223,842
Series 2024-V7, Class XD, 3.08%, 06/15/29 (b),(e),(f),(i)	1,000,000	112,820
Series 2024-V8, Class XD, 3.18%, 07/15/57 (b),(e),(f),(i)	1,000,000	120,426
BHMS Mortgage Trust,
Series 2018-ATLS, Class C, 1 mo. TSFR + 2.20%, 7.29%, 07/15/35 (b),(e),(f)	525,000	520,955

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-ATLS, Class E, 1 mo. TSFR + 3.30%, 8.39%, 07/15/35 (b),(e),(f)	$2,103,000	$2,081,808
BLP Commercial Mortgage Trust, Series 2024-IND2, Class E, 1 mo. TSFR + 3.69%, 8.79%, 03/15/41 (b),(e),(f)	4,990,000	4,923,164
BX Commercial Mortgage Trust,
Series 2020-VIVA, Class E, 3.67%, 03/11/44 (b),(e),(f)	5,000,000	4,354,580
Series 2021-CIP, Class F, 1 mo. TSFR + 3.33%, 8.43%, 12/15/38 (b),(e),(f)	151,830	148,276
Series 2021-MC, Class G, 1 mo. TSFR + 3.20%, 8.30%, 04/15/34 (b),(e),(f)	100,000	94,294
Series 2021-SOAR, Class F, 1 mo. TSFR + 2.46%, 7.56%, 06/15/38 (b),(e),(f)	460,287	458,170
Series 2021-SOAR, Class G, 1 mo. TSFR + 2.91%, 8.01%, 06/15/38 (b),(e),(f)	208,664	206,875
Series 2021-SOAR, Class J, 1 mo. TSFR + 3.86%, 8.96%, 06/15/38 (b),(e),(f)	876,738	866,518
Series 2022-AHP, Class E, 1 mo. TSFR + 3.04%, 8.14%, 01/17/39 (b),(e),(f)	216,000	204,063
BX Trust,
Series 2018-GW, Class F, 1 mo. TSFR + 2.72%, 7.81%, 05/15/35 (b),(e),(f)	106,000	105,718
Series 2021-LGCY, Class F, 1 mo. TSFR + 2.06%, 7.16%, 10/15/36 (b),(e),(f)	1,000,000	969,542
Series 2021-LGCY, Class G, 1 mo. TSFR + 2.56%, 7.66%, 10/15/36 (b),(e),(f)	1,000,000	970,213
Series 2022-FOX2, Class E, 1 mo. TSFR + 2.96%, 8.06%, 04/15/39 (b),(e),(f)	800,758	778,787
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class E, 1 mo. TSFR + 4.13%, 9.23%, 03/15/35 (b),(e),(f)	148,000	146,966
Cali, Series 2024-SUN, Class E, 1 mo. TSFR + 4.62%, 9.72%, 07/15/41 (b),(e),(f)	1,000,000	995,115
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, 1 mo. TSFR + 2.45%, 7.54%, 12/15/37 (b),(e),(f)	1,000,000	998,300
Series 2019-LIFE, Class F, 1 mo. TSFR + 2.85%, 7.94%, 12/15/37 (b),(e),(f)	1,000,000	997,299
Series 2019-LIFE, Class G, 1 mo. TSFR + 3.55%, 8.64%, 12/15/37 (b),(e),(f)	129,000	128,046
Cascade Funding Mortgage Trust, Series 2021-FRR1, Class BK98, 0.00%, 08/29/29 (b),(e),(g)	1,000,000	692,951
CD Mortgage Trust, Series 2016-CD1, Class D, 2.90%, 08/10/49 (b),(e),(f)	422,000	241,572

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class C, 5.11%, 09/10/45 (b),(e),(f)	$91,143	$84,452
Series 2016-GC37, Class D, 2.79%, 04/10/49 (b),(e)	100,000	81,108
Series 2019-C7, Class E, 2.75%, 12/15/72 (b),(e)	697,000	453,197
COMM Mortgage Trust,
Series 2014-CR14, Class D, 3.80%, 02/10/47 (b),(e),(f)	591,000	477,579
Series 2014-CR18, Class D, 4.91%, 07/15/47 (b),(e),(f)	341,153	326,600
Series 2015-CR27, Class E, 3.25%, 10/10/48 (b),(e)	1,439,000	1,227,279
Series 2019-GC44, Class 180B, 3.51%, 08/15/57 (b),(e),(f)	160,000	158,572
Commercial Mortgage Trust,
Series 2015-CR22, Class E, 3.00%, 03/10/48 (b),(e)	239,000	181,125
Series 2015-CR23, Class C, 4.41%, 05/10/48 (b),(f)	123,000	116,775
Series 2015-CR23, Class D, 4.41%, 05/10/48 (b),(f)	502,000	402,353
Series 2015-CR25, Class D, 3.92%, 08/10/48 (b),(f)	479,000	440,855
Series 2015-CR27, Class D, 3.60%, 10/10/48 (b),(e),(f)	3,065,000	2,803,537
Series 2015-LC21, Class C, 4.46%, 07/10/48 (b),(f)	1,113,000	1,079,488
Series 2015-LC21, Class D, 4.46%, 07/10/48 (b),(f)	1,348,000	1,259,780
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.31%, 06/15/57 (b),(f)	843,000	634,984
Series 2015-C4, Class E, 3.71%, 11/15/48 (b),(f)	100,000	89,483
Series 2015-C4, Class F, 3.50%, 11/15/48 (b),(e),(f)	5,568,000	4,468,147
Series 2016-C5, Class C, 4.79%, 11/15/48 (b),(f)	355,000	337,487
Series 2018-CX11, Class D, 2.75%, 04/15/51 (b),(e),(f)	604,000	459,711
Series 2019-C16, Class D, 3.00%, 06/15/52 (b),(e)	163,000	113,182
Series 2019-C17, Class D, 2.50%, 09/15/52 (b),(e)	1,409,000	1,029,081
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class G, 1 mo. TSFR + 3.23%, 8.33%, 11/15/38 (b),(e),(f)	1,210,591	1,194,770
Series 2021-ELP, Class J, 1 mo. TSFR + 3.73%, 8.83%, 11/15/38 (b),(e),(f)	1,014,819	995,756
Federal Home Loan Mortgage Corp.,
Series 2021-MN1, Class M2, 1 mo. SOFR + 3.75%, 9.03%, 01/25/51 (b),(e),(f)	102,000	103,992
Series 2021-MN2, Class M2, 1 mo. SOFR + 3.35%, 8.63%, 07/25/41 (b),(e),(f)	128,000	121,148
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class G, 4.10%, 12/10/36 (b),(e),(f)	724,000	716,142
Series 2019-FBLU, Class H, 4.10%, 12/10/36 (b),(e),(f)	116,000	114,558

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
FREMF Mortgage Trust,
Series 2017-KGX1, Class CFX, 3.71%, 10/25/27 (b),(e),(f)	$1,000,000	$852,444
Series 2019-KL4L, Class BCR, 1 mo. SOFR + 3.61%, 8.96%, 11/25/25 (b),(e),(f)	12,168	12,210
GS Mortgage Securities Corp. Trust,
Series 2021-DM, Class F, 1 mo. TSFR + 3.55%, 8.65%, 11/15/36 (b),(e),(f)	312,000	302,089
Series 2021-ROSS, Class F, 1 mo. TSFR + 4.16%, 9.26%, 05/15/26 (b),(e),(f)	1,019,000	489,524
Series 2021-ROSS, Class G, 1 mo. TSFR + 4.91%, 10.01%, 05/15/26 (b),(e),(f)	1,000,000	415,606
Series 2021-ROSS, Class H, 1 mo. TSFR + 6.16%, 11.26%, 05/15/26 (b),(e),(f)	1,000,000	255,934
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class D, 4.75%, 11/10/45 (b),(e),(f)	177,047	161,131
Series 2013-GC10, Class E, 4.69%, 02/10/46 (b),(e),(f)	3,900,000	3,527,215
Series 2014-GC20, Class C, 5.13%, 04/10/47 (b),(f)	1,874,000	1,743,811
Series 2014-GC20, Class D, 5.13%, 04/10/47 (b),(e),(f)	503,911	354,201
Series 2014-GC24, Class B, 4.57%, 09/10/47 (b),(f)	100,000	91,995
Series 2014-GC24, Class C, 4.59%, 09/10/47 (b),(f)	303,000	272,689
Series 2016-GS2, Class D, 2.75%, 05/10/49 (b),(e)	1,415,000	1,205,645
Series 2017-GS8, Class D, 2.70%, 11/10/50 (b),(e)	1,593,000	1,067,253
HarborView Mortgage Loan Trust, Series 2005-12, Class 2A1B, 12 mo. MTA + 2.00%, 7.12%, 10/19/35 (b),(f)	380,466	302,784
Hawaii Hotel Trust, Series 2019-MAUI, Class G, 1 mo. TSFR + 3.45%, 8.54%, 05/15/38 (b),(e),(f)	1,072,000	1,061,551
Hilton USA Trust,
Series 2016-HHV, Class F, 4.33%, 11/05/38 (b),(e),(f)	17,614,000	16,862,552
Series 2016-SFP, Class F, 6.16%, 11/05/35 (b),(e)	1,068,000	53,945
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class C, 4.88%, 01/15/49 (b),(f)	102,000	91,925
Series 2016-JP3, Class D, 3.56%, 08/15/49 (b),(e),(f)	100,000	75,225
Series 2021-MHC, Class F, 1 mo. TSFR + 3.31%, 8.41%, 04/15/38 (b),(e),(f)	100,000	99,730
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class D, 4.21%, 09/15/47 (b),(e),(f)	100,000	87,446
Series 2014-C26, Class C, 4.48%, 01/15/48 (b),(f)	642,000	628,974
Series 2015-C31, Class E, 4.78%, 08/15/48 (b),(e),(f)	1,093,000	549,296
Series 2016-C1, Class C, 4.86%, 03/17/49 (b),(f)	651,000	620,419
Series 2016-C1, Class E, 4.86%, 03/15/49 (b),(e),(f)	3,126,000	2,299,917

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Life Mortgage Trust, Series 2021-BMR, Class F, 1 mo. TSFR + 2.46%, 7.56%, 03/15/38 (b),(e),(f)	$912,104	$891,419
LSTAR Commercial Mortgage Trust,
Series 2015-3, Class E, 3.27%, 04/20/48 (b),(e),(f)	121,000	114,132
Series 2017-5, Class C, 4.82%, 03/10/50 (b),(e),(f)	967,000	854,284
Series 2017-5, Class D, 4.82%, 03/10/50 (b),(e),(f)	1,125,000	856,269
LUXE Trust,
Series 2021-TRIP, Class F, 1 mo. TSFR + 3.36%, 8.46%, 10/15/38 (b),(e),(f)	2,120,000	2,120,000
Series 2021-TRIP, Class G, 1 mo. TSFR + 4.36%, 9.46%, 10/15/38 (b),(e),(f)	1,229,000	1,229,000
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class E, 1 mo. TSFR + 3.11%, 8.20%, 07/15/36 (b),(e),(f)	100,000	96,696
MHC Commercial Mortgage Trust, Series 2021-MHC, Class G, 1 mo. TSFR + 3.32%, 8.41%, 04/15/38 (b),(e),(f)	1,205,466	1,195,260
MHC Trust,
Series 2021-MHC2, Class E, 1 mo. TSFR + 2.06%, 7.16%, 05/15/38 (b),(e),(f)	265,600	260,990
Series 2021-MHC2, Class F, 1 mo. TSFR + 2.51%, 7.61%, 05/15/38 (b),(e),(f)	876,000	850,139
MHP Trust,
Series 2022-MHIL, Class F, 1 mo. TSFR + 3.26%, 8.36%, 01/15/27 (b),(e),(f)	91,161	90,967
Series 2022-MHIL, Class G, 1 mo. TSFR + 3.96%, 9.05%, 01/15/27 (b),(e),(f)	713,794	711,663
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20, Class D, 3.07%, 02/15/48 (b),(e)	393,000	383,024
Series 2016-C31, Class D, 3.00%, 11/15/49 (b),(e),(f)	1,441,000	943,482
Series 2016-C32, Class D, 3.40%, 12/15/49 (b),(e),(f)	991,000	673,079
Morgan Stanley Capital I Trust, Series 2016-UB11, Class E, 2.73%, 08/15/49 (b),(e),(f)	3,200,500	2,326,146
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE, Class D, 1 mo. TSFR + 2.83%, 7.93%, 07/15/36 (b),(e),(f)	102,000	79,858
Series 2019-MILE, Class E, 1 mo. TSFR + 3.58%, 8.68%, 07/15/36 (b),(e),(f)	135,000	94,622
Series 2022-RRI, Class C, 1 mo. TSFR + 3.10%, 8.19%, 03/15/35 (b),(e),(f)	98,250	98,797
NCMF Trust, Series 2022-MFP, Class C, 1 mo. TSFR + 2.84%, 7.93%, 03/15/39 (b),(e),(f)	1,000,000	991,182
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 1 mo. TSFR + 2.74%, 7.83%, 04/15/32 (b),(e),(f)	1,301,000	1,226,212

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
OPG Trust,
Series 2021-PORT, Class G, 1 mo. TSFR + 2.51%, 7.61%, 10/15/36 (b),(e),(f)	$193,700	$191,469
Series 2021-PORT, Class J, 1 mo. TSFR + 3.46%, 8.56%, 10/15/36 (b),(e),(f)	78,650	77,079
ORL Trust, Series 2023-GLKS, Class D, 1 mo. TSFR + 4.30%, 9.40%, 10/15/28 (b),(e),(f)	100,000	100,377
Prima Capital CRE Securitization Ltd.,
Series 2019-1S, Class C, 5.50%, 10/01/33 (b),(e)	1,000,000	883,791
Series 2019-RK1, Class BT, 4.45%, 04/15/38 (b),(e)	1,173,000	1,003,713
Series 2019-RK1, Class CG, 4.00%, 04/15/38 (b),(e)	339,000	266,454
Series 2019-RK1, Class CT, 4.45%, 04/15/38 (b),(e)	121,000	97,754
Ready Capital Mortgage Financing LLC,
Series 2021-FL7, Class D, 1 mo. TSFR + 3.06%, 7.92%, 11/25/36 (b),(e),(f)	100,000	98,226
Series 2022-FL9, Class B, 1 mo. TSFR + 3.61%, 8.46%, 06/25/37 (b),(e),(f)	290,000	288,930
Series 2022-FL9, Class C, 1 mo. TSFR + 4.31%, 9.16%, 06/25/37 (b),(e),(f)	1,303,000	1,292,375
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class C, 4.13%, 10/25/52 (b),(e),(f)	1,691,000	1,515,023
Series 2019-6, Class D, 4.69%, 10/25/52 (b),(e),(f)	227,000	185,390
SG Commercial Mortgage Securities Trust,
Series 2016-C5, Class D, 4.97%, 10/10/48 (b),(e),(f)	295,000	200,276
Series 2019-PREZ, Class E, 3.59%, 09/15/39 (b),(e),(f)	1,720,000	1,394,449
SREIT Trust,
Series 2021-IND, Class F, 1 mo. TSFR + 2.65%, 7.75%, 10/15/38 (b),(e),(f)	145,000	142,130
Series 2021-IND, Class G, 1 mo. TSFR + 3.38%, 8.48%, 10/15/38 (b),(e),(f)	1,556,000	1,516,277
Starwood Mortgage Trust,
Series 2021-LIH, Class E, 1 mo. TSFR + 3.02%, 8.11%, 11/15/36 (b),(e),(f)	1,000,000	989,946
Series 2021-LIH, Class F, 1 mo. TSFR + 3.67%, 8.76%, 11/15/36 (b),(e),(f)	125,000	123,096
Series 2021-LIH, Class G, 1 mo. TSFR + 4.31%, 9.41%, 11/15/36 (b),(e),(f)	1,000,000	975,352
STWD Trust, Series 2021-FLWR, Class G, 1 mo. TSFR + 3.79%, 8.88%, 07/15/36 (b),(e),(f)	223,000	220,542
TPGI Trust, Series 2021-DGWD, Class G, 1 mo. TSFR + 3.96%, 9.06%, 06/15/26 (b),(e),(f)	1,143,200	1,140,253
TTAN, Series 2021-MHC, Class F, 1 mo. TSFR + 3.01%, 8.11%, 03/15/38 (b),(e),(f)	795,495	787,780
UBS Commercial Mortgage Trust,
Series 2018-C11, Class D, 3.00%, 06/15/51 (b),(e),(f)	112,000	72,051

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-C9, Class D, 5.11%, 03/15/51 (b),(e),(f)	$331,000	$199,213
Series 2019-C17, Class D, 2.50%, 10/15/52 (b),(e)	103,000	66,875
Velocity Commercial Capital Loan Trust,
Series 2023-3, Class M1, 7.51%, 08/25/53 (b),(e),(f)	3,849,164	3,983,111
Series 2023-3, Class M2, 8.27%, 08/25/53 (b),(e),(f)	248,927	257,929
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/47 (b),(e),(f)	992,000	888,203
Series 2015-C26, Class D, 3.59%, 02/15/48 (b),(e)	4,590,000	4,460,163
Series 2015-C27, Class D, 3.77%, 02/15/48 (b),(e)	5,146,000	2,233,400
Series 2015-NXS4, Class D, 3.83%, 12/15/48 (b),(f)	100,000	92,599
Series 2016-C32, Class D, 3.79%, 01/15/59 (b),(e),(f)	465,000	428,996
Series 2016-LC24, Class D, 3.21%, 10/15/49 (b),(e)	4,253,000	3,408,745
Series 2016-NXS5, Class E, 5.14%, 01/15/59 (b),(e),(f)	100,000	67,918
Series 2019-JWDR, Class F, 4.71%, 09/15/31 (b),(e),(f)	1,633,000	1,580,267
Series 2019-JWDR, Class G, 5.56%, 09/15/31 (b),(e),(f)	2,074,000	1,972,024
WMRK Commercial Mortgage Trust,
Series 2022-WMRK, Class C, 1 mo. TSFR + 4.08%, 9.18%, 11/15/27 (b),(e),(f)	2,696,000	2,708,989
Series 2022-WMRK, Class D, 1 mo. TSFR + 4.93%, 10.03%, 11/15/27 (b),(e),(f)	1,000,000	1,006,834
Series 2022-WMRK, Class E, 1 mo. TSFR + 5.68%, 10.77%, 11/15/27 (b),(e),(f)	1,000,000	1,003,935
Worldwide Plaza Trust, Series 2017-WWP, Class F, 3.72%, 11/10/36 (b),(e),(f)	109,000	7,879

		141,564,692

Interest Only Commercial Mortgage-Backed Securities — 2.3%
Bank5, Series 2024-5YR5, Class XD, 3.24%, 02/15/29 (b),(e),(f),(i)	1,000,000	113,796
BBCMS Mortgage Trust, Series 2022-C16, Class XD, 2.33%, 06/15/55 (b),(e),(f),(i)	4,299,000	575,013
Benchmark Mortgage Trust, Series 2023-V3, Class XD, 3.41%, 07/15/56 (b),(e),(f),(i)	1,000,000	107,256
California Housing Finance Agency, Series X, 0.29%, 01/15/35 (b),(f),(i)	14,283,156	230,530
CFK Trust, Series 2020-MF2, Class X, 0.89%, 03/15/39 (b),(e),(f),(i)	19,612,000	306,751
Citigroup Commercial Mortgage Trust,
Series 2019-C7, Class XD, 1.33%, 12/15/72 (b),(e),(f),(i)	5,347,000	306,677
Series 2019-GC43, Class XD, 0.74%, 11/10/52 (b),(e),(f),(i)	5,918,000	168,480

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Commercial Mortgage Trust, Series 2014-UBS4, Class XA, 0.98%, 08/10/47 (b),(f),(i)	$2,746,040	$508
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA, 0.84%, 06/15/57 (b),(f),(i)	28,366,523	88,872
Series 2015-C3, Class XA, 0.80%, 08/15/48 (b),(f),(i)	58,229,303	157,336
Series 2019-C18, Class XD, 1.55%, 12/15/52 (b),(e),(f),(i)	4,452,333	263,462
DC Office Trust, Series 2019-MTC, Class X, 0.21%, 09/15/45 (b),(e),(f),(i)	64,579,000	403,361
Federal Home Loan Mortgage Corp.,
Series 303, Class C28, 4.50%, 01/15/43 (i)	8,777,820	1,687,641
Series 4941, Class IO, 4.00%, 12/15/47 (i)	6,280,486	1,228,865
Series 4976, Class MI, 4.50%, 05/25/50 (i)	13,548,717	2,758,058
Series 5036, Class KI, 4.00%, 06/25/48 (i)	16,117,533	3,122,514
Series 5093, Class AI, 3.50%, 04/25/51 (i)	12,007,247	1,924,438
Series 5104, Class GI, 3.50%, 06/25/49 (i)	8,920,293	1,677,318
Series 5134, Class BI, 4.50%, 08/25/51 (i)	16,483,128	3,619,135
Series 5146, Class BI, 4.00%, 08/25/50 (i)	20,761,725	3,990,383
Series 5236, Class KI, 4.00%, 11/25/51 (i)	28,058,601	5,410,203
Series 5322, Class DI, 3.00%, 10/25/51 (i)	14,740,826	2,256,688
Series K049, Class X3, 1.60%, 10/25/43 (b),(f),(i)	2,177,000	18,060
Series K061, Class X1, 0.28%, 11/25/26 (b),(f),(i)	15,552,199	50,171
Series K071, Class X1, 0.41%, 11/25/27 (b),(f),(i)	85,812,553	604,206
Series K085, Class X3, 2.39%, 12/25/45 (b),(f),(i)	1,000,000	82,757
Series K095, Class X3, 2.17%, 08/25/47 (b),(f),(i)	9,297,000	804,999
Series K102, Class X3, 1.96%, 12/25/46 (b),(f),(i)	1,000,000	83,432
Series K115, Class X3, 3.06%, 09/25/48 (b),(f),(i)	1,000,000	136,817
Series K118, Class X3, 2.79%, 10/25/48 (b),(f),(i)	652,000	83,570
Series K119, Class X3, 2.82%, 09/25/48 (b),(f),(i)	1,525,000	199,624
Series K122, Class X3, 2.72%, 01/25/49 (b),(f),(i)	1,000,000	128,289
Series K128, Class X3, 2.88%, 04/25/31 (b),(f),(i)	1,000,000	141,817
Series K143, Class X3, 3.25%, 04/25/50 (b),(f),(i)	1,000,000	181,597
Series K154, Class X1, 0.43%, 11/25/32 (b),(f),(i)	30,682,505	523,536
Series KLU1, Class X3, 4.24%, 01/25/31 (b),(f),(i)	18,284,911	1,638,895
Series KLU2, Class X1, 1.09%, 08/25/29 (b),(f),(i)	54,818,239	2,007,115
Series KLU2, Class X3, 4.05%, 08/25/29 (b),(f),(i)	8,141,814	957,168
Series KS11, Class XFX, 1.75%, 06/25/29 (b),(f),(i)	25,007,568	1,400,499
Series KW10, Class X3, 2.82%, 10/25/32 (b),(f),(i)	5,935,000	672,982
Federal National Mortgage Association,
Series 2020-41, Class GI, 4.00%, 10/15/44 (i)	32,385,488	5,970,880
Series 2020-62, Class GI, 4.00%, 06/25/48 (i)	8,321,312	1,643,384
Series 2020-65, Class JI, 4.00%, 09/25/50 (i)	11,024,870	2,264,475
Series 2021-67, Class GI, 3.50%, 10/25/51 (i)	26,896,134	4,621,052
Series 2021-91, Class NI, 3.50%, 01/25/52 (i)	22,309,512	3,859,479
Series 409, Class C14, 3.50%, 04/25/42 (i)	12,163,515	1,917,724
Series 413, Class C35, 4.50%, 10/25/40 (i)	9,838,372	1,784,120

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association,
Series 2014-188, Class IB, 4.00%, 12/20/44 (i)	$12,085,761	$1,593,592
Series 2020-127, Class IY, 4.00%, 08/20/50 (i)	11,280,673	2,217,701
Series 2021-158, Class JI, 5.00%, 02/20/50 (i)	11,602,649	2,375,631
Series 2022-125, Class CI, 5.00%, 06/20/52 (i)	20,713,865	3,846,047
Series 2022-125, Class IO, 4.50%, 06/20/52 (i)	25,549,522	4,921,630
Series 2022-159, Class IA, 4.50%, 12/20/48 (i)	17,287,302	3,033,610
Series 2022-93, Class ID, 4.00%, 07/20/50 (i)	16,002,355	3,010,443
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class XCP, 0.00%, 12/15/36 (b),(e),(f),(g),(i)	15,243,000	152
GS Mortgage Securities Trust, Series 2019-GC40, Class XD, 1.37%, 07/10/52 (b),(e),(f),(i)	2,219,000	108,667
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class XD, 1.55%, 11/13/52 (b),(e),(f),(i)	4,231,000	252,578
MFT Mortgage Trust, Series 2020-ABC, Class XA, 0.23%, 02/10/42 (b),(e),(f),(i)	20,401,000	141,746

		83,675,730

U.S. Government Sponsored Agency Security — 1.9%
Uniform Mortgage-Backed Security, TBA, 30 Year Maturity, 5.50%, 10/12/72 (n)	71,000,000	71,795,981

Total North America		388,287,355

TOTAL MORTGAGE-BACKED SECURITIES (COST $425,017,231)		389,815,657

U.S. TREASURY OBLIGATIONS — 1.1%
North America — 1.1%
U.S. Treasury Bills
0.00%, 11/07/24 (g)	12,500,000	12,439,647
0.00%, 10/01/24 (g)	12,500,000	12,500,000
0.00%, 12/19/24 (g)	12,500,000	12,376,425
U.S.Treasury Notes 4.37%, 05/15/34 (m)	2,107,100	2,206,858

Total North America		39,522,930

TOTAL U.S. TREASURY OBLIGATIONS (COST $39,234,028)		39,522,930

	Shares	Value

CLOSED-END FUND — 0.9%
Pershing Square Holdings Ltd.	708,783	33,667,192

TOTAL CLOSED-END FUND (COST $34,111,725)		33,667,192

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value

WARRANTS — 0.1%
ATI Penny Warrant (a),(b)	111,184	$12,230
ATI Warrant (a),(b)	100,595	0
McLaren Racing Ltd. (a),(b),(d)	22,935	4,325,193

TOTAL WARRANTS (COST $0)		4,337,423

INVESTMENTS IN INVESTEE FUNDS — 10.1%
North America — 10.1%
Aeolus Property Catastrophe Keystone PF Fund LP (cost $14,245,066) (a),(o)	3	16,536,581
Asgard Fixed Income Risk Premia Fund (cost $114,197,961) (a),(o)	116,681	156,902,665
Atreides Co. Series K DIs - SpaceX (Common) (cost $1,762,684) (a),(o)	1	3,257,233
Kirkoswald Global Ltd. (cost $37,370,000) (a),(o)	37,370	38,655,357
PIMCO ILS Fund SP II (cost $18,909,079) (a),(o)	6	15,829,451
Rokos Global Macro Fund Ltd. (cost $93,000,000) (a),(o)	1	139,602,608

Total North America		370,783,895

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $279,484,790)		370,783,895

RIGHTS — 0.0%
Aduro Biotech, Inc. (a),(d)	1,040	0
Gracell Biotechnologies, Inc. (a),(d)	5,000	0
Pershing Square SPARC Holdings Ltd. (a),(d)	505,024	0
Pershing Square Tontine Holdings Ltd. (a),(d)	2,020,101	0
Sinovac Biotech Ltd. (a),(d)	200	1,294
Strongbridge Biopharma (a),(d)	5,000	0
Tectonic Therapeutic (a),(d)	450	0

TOTAL RIGHTS (COST $0)		1,294

TOTAL LONG-TERM INVESTMENTS (COST $2,646,458,088)		2,826,616,931

	Contracts	Value

COMMODITIES — 0.0%
California Carbon Allowance Vintage 2025 Physical (a),(b)	689	24,838

TOTAL COMMODITIES (COST $17,914)		24,838

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

PURCHASED OPTIONS — 0.6%

Exchange-Traded Call Options — 0.2%
NAT GAS EURO OPT APR25	5.00 USD	3/26/25	50	250	$38,896	$28,250	$(10,646)
CRUDE OIL FUT DEC 24	125.00 USD	11/15/24	25	3,125	32,590	250	(32,340)
CRUDE OIL FUT DEC 24	110.00 USD	11/15/24	100	11,000	167,297	3,000	(164,297)
NAT GAS EURO OPT JAN 26	6.00 USD	12/26/25	25	150	95,500	85,600	(9,900)
NAT GAS EURO OPT FEB 26	6.00 USD	1/27/26	25	150	95,500	84,375	(11,125)
NAT GAS EURO OPT MAR 26	6.00 USD	2/24/26	25	150	95,500	57,425	(38,075)
NAT GAS EURO OPT APR 26	6.00 USD	3/26/26	25	150	95,500	20,025	(75,475)
NAT GAS EURO OPT MAY 26	6.00 USD	4/27/26	25	150	95,500	20,100	(75,400)
NAT GAS EURO OPT JUN 26	6.00 USD	5/26/26	25	150	95,500	23,775	(71,725)
NAT GAS EURO OPT JUL 26	6.00 USD	6/25/26	25	150	95,500	29,100	(66,400)
NAT GAS EURO OPT AUG 26	6.00 USD	7/28/26	25	150	95,500	31,700	(63,800)
NAT GAS EURO OPT SEP 26	6.00 USD	8/26/26	25	150	95,500	32,675	(62,825)
NAT GAS EURO OPT OCT 26	6.00 USD	9/25/26	25	150	95,500	37,400	(58,100)
NAT GAS EURO OPT NOV 26	6.00 USD	10/27/26	25	150	95,500	50,650	(44,850)
NAT GAS EURO OPT DEC 26	6.00 USD	11/24/26	25	150	95,500	74,250	(21,250)
SILVER DEC24	30.00 USD	11/25/24	60	1,800	331,430	711,000	379,570
SILVER DEC24	60.00 USD	11/25/24	40	2,400	28,103	3,200	(24,903)
NAT GAS EURO OPT JAN26	4.50 USD	12/26/25	25	112	118,250	159,100	40,850
NAT GAS EURO OPT FEB26	4.50 USD	1/27/26	25	112	118,250	149,600	31,350
NAT GAS EURO OPT MAR26	4.50 USD	2/24/26	25	112	118,250	101,575	(16,675)
NAT GAS EURO OPT APR26	4.50 USD	3/26/26	25	112	118,250	50,375	(67,875)
NAT GAS EURO OPT MAY26	4.50 USD	4/27/26	25	112	118,250	50,650	(67,600)
NAT GAS EURO OPT JUN26	4.50 USD	5/26/26	25	112	118,250	58,525	(59,725)
NAT GAS EURO OPT JUL26	4.50 USD	6/25/26	25	113	118,250	69,475	(48,775)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT AUG26	4.50 USD	7/28/26	25	113	$118,250	$73,800	$(44,450)
NAT GAS EURO OPT SEP26	4.50 USD	8/26/26	25	113	118,250	74,650	(43,600)
NAT GAS EURO OPT OCT26	4.50 USD	9/25/26	25	113	118,250	83,000	(35,250)
NAT GAS EURO OPT NOV26	4.50 USD	10/27/26	25	113	118,250	108,200	(10,050)
NAT GAS EURO OPT DEC26	4.50 USD	11/24/26	25	113	118,250	152,300	34,050
LME Copper 3Mo Call	9,000.00 USD	6/04/25	39	351,000	584,595	1,250,564	665,969
NAT GAS EURO OPT NOV 24	4.00 USD	10/28/24	30	120	2,847	3,450	603
NAT GAS EURO OPT NOV 24	3.00 USD	10/28/24	150	450	281,548	238,200	(43,348)
CORN DEC24	520.00 USD	11/22/24	195	101,400	212,700	3,656	(209,044)
SILVER DEC24	70.00 USD	11/25/24	80	5,600	26,182	3,200	(22,982)
COPPER NOV24	475.00 USD	11/25/24	132	62,700	355,159	376,200	21,041
LME Copper 3Mo Call	11,000.00 USD	12/04/24	20	220,000	193,562	47,220	(146,342)
SILVER DEC24	43.00 USD	11/25/24	39	1,677	147,302	17,550	(129,752)
CRUDE OIL FUT NOV 24	110.00 USD	10/17/24	195	21,450	35,679	1,950	(33,729)
CRUDE OIL FUT DEC 24	85.00 USD	11/15/24	100	8,500	22,177	21,000	(1,177)
CRUDE OIL FUT FEB 25	110.00 USD	1/15/25	130	14,300	26,464	11,700	(14,764)
CRUDE OIL FUT JUN 25	95.00 USD	5/15/25	229	21,755	217,075	114,500	(102,575)
SILVER DEC24	32.00 USD	11/25/24	25	800	254,424	174,750	(79,674)
CORN DEC24	430.00 USD	11/22/24	117	50,310	79,334	53,381	(25,953)
NAT GAS EURO OPT DEC 24	6.00 USD	11/25/24	2	12	225	244	19
NAT GAS EURO OPT NOV 24	3.75 USD	10/28/24	10	38	966	2,270	1,304
SILVER DEC24	32.50 USD	11/25/24	10	325	89,527	61,000	(28,527)
California Carbon Allowance Vintage DEC24	35.00 USD	12/16/24	100	3,500	265,750	252,200	(13,550)
CRUDE OIL FUT DEC 25	90.00 USD	11/17/25	52	4,680	93,786	68,640	(25,146)
CBOE SPX VOLATILITY INDX DEC 24	25.00 USD	12/18/24	1,588	39,700	351,467	250,904	(100,563)
CBOE SPX VOLATILITY INDX DEC 24	35.00 USD	12/18/24	1,190	41,650	168,417	115,430	(52,987)
CBOE SPX VOLATILITY INDX DEC 24	36.00 USD	12/18/24	1,190	42,840	173,177	107,100	(66,077)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT DEC 24	5.50 USD	11/25/24	2	11	$405	$396	$(9)
CBOE SPX VOLATILITY INDX OCT 24	24.00 USD	10/16/24	2,382	57,168	469,718	138,156	(331,562)
CBOE SPX VOLATILITY INDX OCT 24	33.00 USD	10/16/24	1,588	52,404	94,531	57,168	(37,363)
CBOE SPX VOLATILITY INDX NOV 24	37.00 USD	11/20/24	1,190	44,030	105,348	82,110	(23,238)
iShares iBoxx $ Investment Grade Corporate Bond ETF	115.00 USD	10/18/24	721	82,915	28,138	7,931	(20,207)
CBOE SPX VOLATILITY INDX DEC 24	38.00 USD	12/18/24	830	31,540	83,438	67,230	(16,208)
Invesco S&P 500 Equal Weight ETF	180.00 USD	10/18/24	854	153,720	90,547	140,910	50,363
NAT GAS EURO OPT JAN25	5.50 USD	12/26/24	90	495	55,963	79,650	23,687
NAT GAS EURO OPT NOV 24	3.60 USD	10/28/24	264	950	28,358	89,496	61,138
EURO STOXX 50 Index 5000 Call	5,000.00 EUR	10/04/24	830	4,150,000	148,069	323,370	175,301
CRUDE OIL FUT JUN 25	85.00 USD	5/15/25	26	2,210	32,057	29,380	(2,677)
California Carbon Allowance Vintage DEC24	37.00 USD	12/16/24	500	18,500	553,750	729,000	175,250
LME Copper 3Mo Call	12,000.00 USD	6/04/25	25	300,000	171,952	141,956	(29,996)

					$8,607,953	$7,485,887	$(1,122,066)

Exchange-Traded Put Options — 0.1%
CRUDE OIL FUT DEC 24	46.00 USD	11/15/24	25	1,150	$85,090	$2,750	$(82,340)
LME Copper 3Mo Call	7,500.00 USD	6/01/25	52	390,000	458,660	86,944	(371,716)
CORN DEC24	420.00 USD	11/22/24	195	81,900	156,638	87,750	(68,888)
NAT GAS EURO OPT NOV 24	1.00 USD	10/28/24	250	250	23,230	250	(22,980)
S&P 500 Index	5,050.00 USD	11/15/24	442	2,232,100	3,554,647	682,890	(2,871,757)
CRUDE OIL FUT JUN 25	65.00 USD	5/15/25	104	6,760	302,949	570,960	268,011
3 Month SOFR	95.50 USD	12/13/24	130	12,415	28,704	3,250	(25,454)
3 Month SOFR	95.25 USD	12/13/24	260	24,765	29,783	3,250	(26,533)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
CRUDE OIL FUT DEC 25	55.00 USD	11/17/25	52	2,860	$171,786	$188,760	$16,974
CRUDE OIL FUT DEC 24	65.00 USD	11/15/24	75	4,875	167,423	162,750	(4,673)
CBOE SPX VOLATILITY INDX OCT 24	15.00 USD	10/16/24	1,190	17,850	33,948	4,760	(29,188)
BRENT CRUDE JAN25	75.00 USD	11/26/24	2	150	5,020	11,600	6,580
California Carbon Allowance Vintage DEC25	30.00 USD	12/15/25	250	7,500	456,875	430,000	(26,875)
CRUDE OIL FUT JUN 25	55.00 USD	5/15/25	26	1,430	55,197	62,140	6,943
SGX IRON ORE JAN 25	97.50 USD	1/31/25	52	5,070	37,999	16,952	(21,047)
SGX IRON ORE FEB 25	97.50 USD	2/28/25	52	5,070	37,999	22,048	(15,951)
SGX IRON ORE MAR 25	97.50 USD	3/28/25	52	5,070	37,999	27,040	(10,959)
SGX IRON ORE MAY 25	97.50 USD	5/30/25	52	5,070	37,999	34,424	(3,575)
SGX IRON ORE JUN 25	97.50 USD	6/30/25	52	5,070	37,999	38,220	221
SGX IRON ORE APR 25	97.50 USD	4/30/25	52	5,070	37,999	31,356	(6,643)
E-Mini S&P 500 Index	5,760.00 USD	10/03/24	207	1,192,320	194,988	111,263	(83,725)
LME Copper 3Mo Put	8,000.00 USD	6/04/25	25	200,000	78,202	75,144	(3,058)
CRUDE OIL FUT MAR 25	55.00 USD	2/14/25	55	3,025	82,947	83,600	653

					$6,114,081	$2,738,101	$(3,375,980)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

OTC Call Options — 0.2%
LME Nickel 3Mo Call	Morgan Stanley Capital Services LLC	40,000.00 USD	12/04/24	1,260	50,400,000	$20,574	$70	$(20,504)
LME Copper 3Mo Call	Morgan Stanley Capital Services LLC	16,500.00 USD	12/04/24	7,500	123,750,000	84,410	37	(84,373)
JPY CNH FX Option Call 17.67 10/23/24	Bank of America N.A.	17.67 JPY	10/23/24	295,750,000	5,225,902,500	288,727	1,383	(287,344)
12/4/24 Copper Future Call 10500 12/4/2024	Bank of America N.A.	10,500.00 USD	12/04/24	11,374	119,427,000	2,117,820	1,919,064	(198,756)
EUR USD FX Option Call 1.13 1/2/25	Deutsche Bank AG	1.13 EUR	1/02/25	25,221,239	28,500,000	230,850	233,736	2,886

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
EUR USD FX Option Call 1.2 1/2/25	Deutsche Bank AG	1.20 USD	1/02/25	2,850,000	3,420,000	$100,700	$66,470	$(34,230)
USD CNH FX Option Call 7.1 10/7/24	J.P. Morgan Securities LLC	7.10 USD	10/07/24	11,000,000	78,100,000	210,320	2,945	(207,375)
USD CNH FX Option Call 7.5 4/7/25	J.P. Morgan Securities LLC	7.50 USD	4/07/25	500,000	3,750,000	81,425	24,150	(57,275)
USD CNH FX Option Call 7.65 4/7/25	J.P. Morgan Securities LLC	7.65 USD	4/07/25	500,000	3,825,000	57,500	14,107	(43,393)
Dual Digital FX Option WTI Crude Future Jan25 85 Call & USD/CNH 7.2656 Call 12/16/24	Morgan Stanley & Co. LLC	85.00 USD	12/16/24	1,245,000	105,825,000	136,950	8,259	(128,691)
Dual Digital Option Russell 2000 Index 2297.86 & EUR/USD 1.05	JPMorgan Chase Bank, N.A.	2,297.86 USD	12/20/24	1,245,000	2,860,835,700	69,720	10,652	(59,068)
XAG USD FX Option Call 40 1/17/25	Citibank N.A.	40.00 USD	1/17/25	830,000	33,200,000	80,925	50,453	(30,472)
XAU USD FX Option Call 2500 1/17/25	Citibank N.A.	2,500.00 USD	1/17/25	2,490	6,225,000	93,773	94,568	795
XAU USD FX Option Call 2800 1/17/25	JPMorgan Chase Bank, N.A.	2,800.00 USD	1/17/25	415,000	1,162,000,000	36,105	100,726	64,621
USD CNH FX Option Call 7.4 7/18/25	Citibank N.A.	7.40 USD	7/18/25	1,245,000	9,213,000	117,341	126,973	9,632
XAG USD FX Option Call 38 1/21/25	JPMorgan Chase Bank, N.A.	38.00 USD	1/21/25	830,000	31,540,000	74,700	92,244	17,544
EUR USD FX Option Call 1.14 10/15/24	JPMorgan Chase Bank, N.A.	1.14 EUR	10/15/24	1,191,000	1,357,740	132,004	53,256	(78,748)
USD INR FX Option Call 85.8 9/9/25	J.P. Morgan Securities LLC	85.80 USD	9/09/25	14,000,000	1,201,200,000	190,820	160,485	(30,335)
USD INR FX Option Call 88 9/9/25	J.P. Morgan Securities LLC	88.00 USD	9/09/25	10,000,000	880,000,000	65,600	50,177	(15,423)
Dual Digital Option S&P 500 Index 5490.78 & SOFR 30y 3.261%	Morgan Stanley & Co. LLC	5,490.78 USD	12/20/24	19,000,000	104,324,820,000	1,586,500	1,146,624	(439,876)
Dual Digital Option S&P 500 Index 5451.75 & SOFR 2y 3.287%	Goldman Sachs International	5,451.75 USD	12/20/24	19,000,000	103,583,250,000	1,653,000	1,131,370	(521,630)
XAG USD FX Option Call 35 6/18/25	J.P. Morgan Securities LLC	35.00 USD	6/18/25	100,000	3,500,000	192,000	225,579	33,579
USD CNH FX Option Call 7.1 10/21/24	JPMorgan Chase Bank, N.A.	7.10 USD	10/21/24	124,500,000	883,950,000	288,840	150,595	(138,245)
VSTOXX	Bank of America N.A.	34.00 EUR	11/20/24	1,660	56,440	156,840	101,631	(55,209)
SOFR Interest Rate Swaption Call 3.265 8/16/2034	Bank of America Merrill Lynch	3.27 USD	8/16/34	2,500,000	8,162,500	351,000	242,370	(108,630)
SOFR Interest Rate Swaption Call 3.21 8/21/2034	Bank of America Merrill Lynch America	3.21 USD	8/21/34	2,500,000	8,025,000	351,875	234,329	(117,546)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
SOFR Interest Rate Swaption Call 3.187 8/21/2034	Barclays Bank PLC	3.19 USD	8/21/34	2,500,000	7,967,500	$354,625	$230,965	$(123,660)
SOFR Interest Rate Swaption Call 3.225 8/23/2034	Bank of America Merrill Lynch	3.23 USD	8/23/34	2,500,000	8,062,500	350,000	236,536	(113,464)
SOFR Interest Rate Swaption Call 3.22 8/29/2029	Bank of America Merrill Lynch	3.22 USD	8/29/29	2,500,000	8,050,000	357,500	294,057	(63,443)
SOFR Interest Rate Swaption Call 3.21 8/29/2029	Bank of America Merrill Lynch	3.21 USD	8/29/29	2,500,000	8,025,000	357,500	291,841	(65,659)

						$10,189,944	$7,295,652	$(2,894,292)

OTC Put Options — 0.1%
USD ILS FX Option Put 3.466 10/22/24	Bank of America N.A.	3.47 USD	10/22/24	2,730,000	9,462,180	$944,318	$24,191	$(920,127)
JPY CNH FX Option Put 17.7735 10/31/24	Deutsche Bank AG	17.77 JPY	10/31/24	315,250,000	5,603,095,875	343,996	5,054	(338,942)
USD TRY FX Option Put 38.925 12/6/24	Deutsche Bank AG	38.93 USD	12/06/24	22,310,000	868,416,750	1,624,922	1,579,602	(45,320)
EUR USD FX Option Put 1.05 1/2/25	Deutsche Bank AG	1.05 EUR	1/02/25	27,142,857	28,500,000	250,800	30,232	(220,568)
EUR USD FX Option Put 1 1/2/25	Deutsche Bank AG	1.00 USD	1/02/25	5,670,000	5,670,000	512,884	39,260	(473,624)
EUR USD FX Option Put 1.035 10/18/24	Morgan Stanley Capital Services LLC	1.04 EUR	10/18/24	2,490,000	2,577,150	208,043	996	(207,047)
FTSE 100 Index	Citibank N.A.	7,224.40 GBP	12/20/24	4,135	29,872,894	106,590	20,635	(85,955)
FTSE 100 Index	Bank of America N.A.	7,224.30 GBP	12/20/24	4,135	29,873,781	106,595	20,643	(85,952)
USD TRY FX Option Put 32 11/14/24	JPMorgan Chase Bank, N.A.	32.00 USD	11/14/24	2,490,000	79,680,000	114,540	2,367	(112,173)
USD CLP FX Option Put 800 11/29/24	Bank of America N.A.	800.00 USD	11/29/24	4,324,000	3,459,200,000	228,307	50,887	(177,420)
USD CLP FX Option Put 800 2/27/25	Bank of America N.A.	800.00 USD	2/27/25	4,324,000	3,459,200,000	366,243	305,285	(60,958)
USD CLP FX Option Put 800 5/30/25	Bank of America N.A.	800.00 USD	5/30/25	4,324,000	3,459,200,000	464,830	490,878	26,048
Dual Digital FX Option USD/JPY 149.33 Put & JYS010 1.304 Call 10/14/24	Citibank N.A.	149.33 USD	10/24/24	1,660,000	247,887,800	113,710	0	(113,710)
EUR MXN FX Option Put 19.25 10/3/24	JPMorgan Chase Bank, N.A.	19.25 EUR	10/03/24	20,750,000	399,437,500	240,771	0	(240,771)
USD TRY FX Option Put 33 10/15/24	JPMorgan Chase Bank, N.A.	33.00 USD	10/15/24	2,490,000	82,170,000	192,975	5,565	(187,410)
EURO STOXX 50 Index	Morgan Stanley & Co. LLC	4,197.87 EUR	12/20/24	17,023	71,461,852	268,865	59,004	(209,861)
S&P 500 Index	Citibank N.A.	4,758.21 USD	12/20/24	15,018	71,457,465	222,309	29,632	(192,677)
USD INR FX Option Put 85.8 9/9/25	J.P. Morgan Securities LLC	85.80 USD	9/09/25	14,000,000	1,201,200,000	182,700	191,733	9,033

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
USD INR FX Option Put 83.8 9/9/25	J.P. Morgan Securities LLC	83.80 USD	9/09/25	10,000,000	838,000,000	$46,000	$47,357	$1,357
XAU USD FX Option Put 2525 10/3/24	JPMorgan Chase Bank, N.A.	2,525.00 USD	10/03/24	3,970	10,024,250	35,623	233	(35,390)
USD JPY FX Option Put 137 2/20/25	Morgan Stanley Capital Services LLC	137.00 USD	2/20/25	2,490,000	341,130,000	191,730	181,911	(9,819)
CDX IG42 Credit Swaption Put 90 12/18/2024	Goldman Sachs & Co., LLC	90.00 USD	12/18/24	2,576,000,000	231,840,000,000	4,688,320	724,418	(3,963,902)
SOFR Interest Rate Swaption Put 6.25 12/15/2025	Barclays Bank PLC	6.25 USD	12/15/25	35,000,000	218,750,000	9,625	4,181	(5,444)
SOFR Interest Rate Swaption Put 3.265 8/16/2034	Bank of America Merrill Lynch	3.27 USD	8/16/34	2,500,000	8,162,500	351,000	254,496	(96,504)
SOFR Interest Rate Swaption Put 3.21 8/21/2034	Bank of America Merrill Lynch	3.21 USD	8/21/34	2,500,000	8,025,000	351,875	260,595	(91,280)
SOFR Interest Rate Swaption Put 5.375 10/16/2026	Barclays Bank PLC	5.38 USD	12/16/26	5,500,000	29,562,500	7,783	5,505	(2,278)
SOFR Interest Rate Swaption Put 3.187 8/21/2034	Barclays Bank PLC	3.19 USD	8/21/34	2,500,000	7,967,500	354,625	263,224	(91,401)
SOFR Interest Rate Swaption Put 3.225 8/23/2034	Bank of America Merrill Lynch	3.23 USD	8/23/34	2,500,000	8,062,500	350,000	258,842	(91,158)
SOFR Interest Rate Swaption Put 5.375 7/12/2027	Barclays Bank PLC	5.38 USD	7/12/27	5,500,000	29,562,500	9,295	7,565	(1,730)
SOFR Interest Rate Swaption Put 5.375 6/28/2027	Barclays Bank PLC	5.38 USD	6/28/27	11,050,000	59,393,750	18,343	14,937	(3,406)
SOFR Interest Rate Swaption Put 3.22 8/29/2029	Bank of America Merrill Lynch	3.22 USD	8/29/29	2,500,000	8,050,000	357,500	296,124	(61,376)
SOFR Interest Rate Swaption Put 3.21 8/29/2029	Bank of America Merrill Lynch	3.21 USD	8/29/29	2,500,000	8,025,000	357,500	297,929	(59,571)
SOFR Interest Rate Swaption Put 6 10/3/2025	Barclays Bank PLC	6.00 USD	10/03/25	8,250,000	49,500,000	1,155	702	(453)
SOFR Interest Rate Swaption Put 6.25 10/3/2025	Barclays Bank PLC	6.25 USD	10/03/25	11,000,000	68,750,000	1,265	704	(561)
CDX IG43 Credit Swaption Put 50 1/15/2025	Morgan Stanley & Co. LLC	50.00 USD	1/15/25	309,800,000	15,490,000,000	302,055	273,389	(28,666)

						$13,927,092	$5,748,076	$(8,179,016)

Total Purchased Options Outstanding						$38,839,070	$23,267,716	$(15,571,354)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value

REPURCHASE AGREEMENTS (p) — 2.0%
Barclays Capital, Inc., 2.95%, dated 06/01/2023, due On Demand (collateralized by Egypt International Bond, 5.88% due 06/11/2025, market value $636,204) (q)	519,836	$519,836
Barclays Capital, Inc., 4.50%, dated 12/06/2023, due On Demand (collateralized by America Movil SAB de CV, 6.38% due 03/01/2035, market value $890,415) (q)	895,758	895,758
Barclays Capital, Inc., 4.50%, dated 12/07/2023, due On Demand (collateralized by Turkey Government Bond, 7.38% due 02/05/2025, market value $1,572,413) (q)	1,690,006	1,690,006
Barclays Capital, Inc., 2.95%, dated 12/11/2023, due On Demand (collateralized by Egypt International Bond, 5.88% due 06/11/2025, market value $1,997,500) (q)	1,884,701	1,884,701
Barclays Capital, Inc., 2.80%, dated 01/29/2024, due On Demand (collateralized by West African Development Bank, 2.75% due 01/22/2033, market value $668,183) (q)	558,443	621,631
Barclays Capital, Inc., 4.55%, dated 02/26/2024, due On Demand (collateralized by Bahrain International Bond, 7.50% due 09/20/2047, market value $2,966,296) (q)	2,912,134	2,912,134
Barclays Capital, Inc., 4.55%, dated 02/27/2024, due On Demand (collateralized by Bahrain International Bond, 7.50% due 09/20/2047, market value $296,527) (q)	290,964	290,964
Barclays Capital, Inc., 4.60%, dated 02/27/2024, due On Demand (collateralized by Turkey Government Bond, 8.00% due 02/14/2034, market value $5,829,247) (q)	5,590,780	5,590,780
Barclays Capital, Inc., 2.15%, dated 04/04/2024, due On Demand (collateralized by Trust Fibra Uno, 7.38% due 02/13/2034, market value $667,125) (q)	670,782	670,782
Barclays Capital, Inc., 2.15%, dated 04/04/2024, due On Demand (collateralized by Trust Fibra Uno, 7.38% due 02/13/2034, market value $439,602) (q)	442,012	442,012
Barclays Capital, Inc., 2.15%, dated 04/05/2024, due On Demand (collateralized by Trust Fibra Uno, 7.38% due 02/13/2034, market value $282,087) (q)	283,486	283,486
Barclays Capital, Inc., 4.60%, dated 04/08/2024, due On Demand (collateralized by South Africa International Bond, 5.88% due 04/20/2032, market value $2,196,011) (q)	2,103,243	2,103,243

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Barclays Capital, Inc., 4.60%, dated 04/08/2024, due On Demand (collateralized by South Africa International Bond, 5.88% due 04/20/2032, market value $1,284,327) (q)	1,230,073	$1,230,073
Barclays Capital, Inc., 3.00%, dated 04/10/2024, due On Demand (collateralized by Nigerian International Bond, 9.25% due 01/21/2049, market value $2,537,620) (q)	2,730,374	2,730,374
Barclays Capital, Inc., 2.15%, dated 04/23/2024, due On Demand (collateralized by Trust Fibra Uno, 7.38% due 02/13/2034, market value $385,038) (q)	383,618	383,618
Barclays Capital, Inc., 2.15%, dated 04/23/2024, due On Demand (collateralized by Trust Fibra Uno, 7.38% due 02/13/2034, market value $340,769) (q)	339,512	339,512
Barclays Capital, Inc., 2.50%, dated 05/02/2024, due On Demand (collateralized by Nigerian International Bond, 9.25% due 01/21/2049, market value $1,583,750) (q)	1,650,700	1,650,700
Barclays Capital, Inc., 4.60%, dated 05/02/2024, due On Demand (collateralized by Turkey Government Bond, 8.00% due 02/14/2034, market value $2,552,793) (q)	2,485,915	2,485,915
Barclays Capital, Inc., 4.60%, dated 05/02/2024, due On Demand (collateralized by Turkey Government Bond, 8.00% due 02/14/2034, market value $1,331,892) (q)	1,296,999	1,296,999
Barclays Capital, Inc., 4.55%, dated 05/30/2024, due On Demand (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $831,809) (q)	789,664	789,665
Barclays Capital, Inc., 4.55%, dated 05/30/2024, due On Demand (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $1,426,270) (q)	1,354,006	1,354,006
Barclays Capital, Inc., 4.55%, dated 06/03/2024, due On Demand (collateralized by Colombian International Bond, 8.00% due 11/14/2035, market value $1,488,956) (q)	1,471,850	1,471,850
Barclays Capital, Inc., 4.55%, dated 06/04/2024, due On Demand (collateralized by Ecopetrol S.A., 8.38% due 01/19/2036, market value $777,100) (q)	766,748	766,748
Barclays Capital, Inc., 4.55%, dated 06/04/2024, due On Demand (collateralized by Ecopetrol S.A., 8.38% due 01/19/2036, market value $1,330,273) (q)	1,312,551	1,312,551

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Barclays Capital, Inc., 4.60%, dated 06/28/2024, due On Demand (collateralized by South Africa International Bond, 5.88% due 04/20/2032, market value $913,676) (q)	861,436	$861,436
Barclays Capital, Inc., 4.60%, dated 06/28/2024, due On Demand (collateralized by South Africa International Bond, 5.88% due 04/20/2032, market value $534,057) (q)	503,522	503,522
Barclays Capital, Inc., 4.60%, dated 07/16/2024, due On Demand (collateralized by Panama Government International Bond, 7.50% due 03/01/2031, market value $1,788,492) (q)	1,819,366	1,819,366
Barclays Capital, Inc., 4.60%, dated 07/16/2024, due On Demand (collateralized by Panama Government International Bond, 7.50% due 03/01/2031, market value $1,044,471) (q)	1,062,501	1,062,501
Barclays Capital, Inc., 4.00%, dated 07/16/2024, due On Demand (collateralized by Greenko Power II Ltd., 4.30% due 12/13/2028, market value $529,802) (q)	540,084	540,084
Barclays Capital, Inc., 4.00%, dated 07/16/2024, due On Demand (collateralized by Greenko Power II Ltd., 4.30% due 12/13/2028, market value $308,915) (q)	314,911	314,911
Barclays Capital, Inc., 3.50%, dated 07/17/2024, due On Demand (collateralized by Greenko Power II Ltd., 4.30% due 12/13/2028, market value $529,802) (q)	540,612	540,612
Barclays Capital, Inc., 3.50%, dated 07/17/2024, due On Demand (collateralized by Greenko Power II Ltd., 4.30% due 12/13/2028, market value $308,915) (q)	315,219	315,219
Barclays Capital, Inc., 3.50%, dated 07/17/2024, due On Demand (collateralized by Greenko Power II Ltd., 4.30% due 12/13/2028, market value $528,987) (q)	540,163	540,163
Barclays Capital, Inc., 3.50%, dated 07/17/2024, due On Demand (collateralized by Greenko Power II Ltd., 4.30% due 12/13/2028, market value $309,730) (q)	316,274	316,274
Barclays Capital, Inc., 4.50%, dated 07/10/2024, due On Demand (collateralized by Vale Overseas Ltd., 6.88% due 11/10/2039 market value $634,500) (q)	640,164	640,164
Barclays Capital, Inc., 4.50%, dated 07/10/2024, due On Demand (collateralized by Vale Overseas Ltd., 6.88% due 11/10/2039 market value $179,533) (q)	181,122	181,122

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Barclays Capital, Inc., 4.50%, dated 07/10/2024, due On Demand (collateralized by Vale Overseas Ltd., 6.88% due 11/10/2039 market value $1,593,498) (q)	1,599,007	$1,599,007
Barclays Capital, Inc., 4.55%, dated 07/24/2024, due On Demand (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $405,017) (q)	410,296	410,296
Barclays Capital, Inc., 4.55%, dated 07/24/2024, due On Demand (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $692,449) (q)	701,474	701,474
JPMorgan Chase Bank, N.A., 4.55%, dated 07/29/2024, due 11/06/2024 (collateralized by Colombian International Bond, 8.00% due 11/14/2035, market value $2,776,470)	2,900,429	2,900,429
JPMorgan Chase Bank, N.A., 4.55%, dated 07/29/2024, due 11/06/2024 (collateralized by Colombian International Bond, 8.00% due 11/14/2035, market value $1,621,118)	1,693,494	1,693,494
JPMorgan Chase Bank, N.A., 4.55%, dated 07/29/2024, due 11/06/2024 (collateralized by Ecopetrol S.A., 8.38% due 01/19/2036, market value $996,938)	1,019,204	1,019,204
JPMorgan Chase Bank, N.A., 4.55%, dated 07/29/2024, due 11/06/2024 (collateralized by Ecopetrol S.A., 8.38% due 01/19/2036, market value $583,848)	596,887	596,887
JPMorgan Chase Bank, N.A., 4.55%, dated 07/29/2024, due 11/06/2024 (collateralized by Colombian International Bond, 3.25% due 04/22/2032, market value $2,098,756)	2,164,533	2,164,533
JPMorgan Chase Bank, N.A., 4.55%, dated 07/29/2024, due 11/06/2024 (collateralized by Colombian International Bond, 3.25% due 04/22/2032, market value $1,225,416)	1,263,821	1,263,821
JPMorgan Chase Bank, N.A., 4.50%, dated 07/29/2024, due 11/06/2024 (collateralized by West African Development Bank, 4.70% due 10/22/2031, market value $655,142)	680,577	680,577
JPMorgan Chase Bank, N.A., 3.10%, dated 07/29/2024, due 11/06/2024 (collateralized by West African Development Bank, 2.75% due 01/22/2033, market value $535,101)	507,244	564,638
JPMorgan Chase Bank, N.A., 4.50%, dated 07/29/2024, due 11/06/2024 (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $1,417,560)	1,421,737	1,421,737

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
JPMorgan Chase Bank, N.A., 4.50%, dated 07/29/2024, due 11/06/2024 (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $828,543)	830,985	$830,985
Citigroup Global Markets Limited, 3.35%, dated 09/03/2024, due 02/09/2031 (collateralized by Alibaba Group Holding Limited, 2.13% due 02/09/2031, market value $1,311,085)	1,354,950	1,354,950
Barclays Capital, Inc., 2.75%, dated 09/03/2024, due On Demand (collateralized by Alibaba Group Holding Limited, 2.13% due 02/09/2031, market value $1,208,820) (q)	1,225,354	1,225,354
Citigroup Global Markets Limited, 2.70%, dated 09/06/2024, due 01/21/2049 (collateralized by Nigerian International Bond, 9.25% due 01/21/2049, market value $824,455)	852,787	852,787
Barclays Capital, Inc., 2.75%, dated 09/11/2024, due On Demand (collateralized by Alibaba Group Holding Limited, 2.13% due 02/09/2031, market value $490,346) (q)	504,416	504,416
Barclays Capital, Inc., 4.50%, dated 09/19/2024, due On Demand (collateralized by Vale Overseas Ltd., 6.13% due 06/12/2033, market value $2,480,239) (q)	2,572,998	2,572,998
Merrill Lynch, Pierce, Fenner & Smith, Inc., 4.52%, dated 09/20/2024, due 01/03/2025 (collateralized by US Treasury Notes, 1.88% due 07/15/2034, market value $1,126,868)	1,135,750	1,135,750
JPMorgan Chase Bank, N.A., 4.50%, dated 09/25/2024, due 11/06/2024 (collateralized by Colombian International Bond, 8.00% due 11/14/2035, market value $2,529,199)	2,744,829	2,744,829
JPMorgan Chase Bank, N.A., 4.50%, dated 09/25/2024, due 11/06/2024 (collateralized by Colombian International Bond, 8.00% due 11/14/2035, market value $2,345,878)	2,545,878	2,545,878
JPMorgan Chase Bank, N.A., 0.00%, dated 09/30/2024, due On Demand (collateralized by Mexican International Bond, 6.35% due 02/09/2035, market value $779,686) (q)	828,988	828,988

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
JPMorgan Chase Bank, N.A., 4.55%, dated 09/30/2024, due On Demand (collateralized by Mexican International Bond, 6.35% due 02/09/2035, market value $1,336,155) (q)	1,420,644	$1,420,644

TOTAL REPURCHASE AGREEMENTS (COST $72,353,936)	72,265,811	72,386,394

TOTAL INVESTMENTS IN SECURITIES — 79.8% (COST $2,757,669,008)		2,922,295,879

TOTAL SECURITIES SOLD SHORT — (29.4)% (PROCEEDS $1,014,944,709)		(1,077,635,868)

Other Assets and Liabilities (r) — 49.6%		1,816,947,711

Net Assets — 100.0%		$3,661,607,722

SECURITIES SOLD SHORT — (29.4)%
COMMON STOCK — (15.6)%
Africa — 0.0%
Materials — 0.0%
Harmony Gold Mining Co., Ltd., ADR	4,200	(42,714)

Asia — (1.0)%
Automobiles & Components — (0.1)%
ECARX Holdings, Inc. (a)	647	(1,236)
Ezgo Technologies Ltd. (a)	20	(26)
Hesai Group, ADR (a)	200	(938)
Li Auto, Inc., ADR (a)	19,400	(497,610)
NIO, Inc., ADR (a)	331,600	(2,215,088)
Polestar Automotive Holding U.K. PLC, ADR (a)	46,140	(79,361)
Toyota Motor Corp., ADR	2,500	(446,425)
XPeng, Inc., ADR (a)	45,900	(559,062)
ZEEKR Intelligent Technology Holding Ltd., ADR (a)	1,800	(40,122)

		(3,839,868)

Banks — 0.0%
Chiba Bank Ltd. (a),(b)	2,300	(18,443)
Concordia Financial Group Ltd. (b)	3,800	(20,940)
Fukuoka Financial Group, Inc. (a),(b)	800	(20,433)
Mitsubishi UFJ Financial Group, Inc., ADR	26,100	(265,698)
Resona Holdings, Inc. (b)	12,300	(85,374)
Shinhan Financial Group Co. Ltd., ADR	1,000	(42,370)
Sumitomo Mitsui Financial Group, Inc., ADR	21,000	(265,230)
Sumitomo Mitsui Financial Group, Inc. (b)	4,800	(101,694)

		(820,182)

Capital Goods — 0.0%
BAIYU Holdings, Inc. (a)	1,488	(1,503)
EHang Holdings Ltd., ADR (a)	14,600	(206,444)
Emeren Group Ltd., ADR (a)	4,200	(11,340)

		(219,287)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Commercial & Professional Services — 0.0%
Earlyworks Co., Ltd., ADR (a)	40	$(97)
Guardforce AI Co., Ltd. (a)	500	(615)
Lichen China Ltd. (a)	100	(181)
SOS Ltd., ADR (a)	4	(3)

		(896)

Consumer Services — (0.1)%
BTC Digital Ltd. (a)	36	(59)
Color Star Technology Co., Ltd. (a)	2,300	(2,346)
Gaotu Techedu, Inc., ADR (a)	16,000	(62,720)
Genius Group Ltd. (a)	7,292	(6,621)
Golden Sun Health Technology Group Ltd. (a)	500	(3,308)
New Oriental Education & Technology Group, Inc., ADR	6,390	(484,618)
Trip.com Group Ltd., ADR (a)	35,400	(2,103,822)
Youdao, Inc., ADR (a)	2,500	(10,375)

		(2,673,869)

Diversified Financials — 0.0%
AGBA Acquisition Ltd. (a)	8,000	(18,960)
Futu Holdings Ltd., ADR (a)	9,000	(860,850)
Garden Stage Ltd. (a)	2,777	(4,443)
ORIX Corp., ADR	100	(11,605)

		(895,858)

Food & Staples Retailing — 0.0%
DingDong Cayman Ltd., ADR (a)	5,000	(17,750)

Food, Beverage & Tobacco — 0.0%
Origin Agritech Ltd. (a)	674	(2,049)

Health Care Equipment & Services — 0.0%
Jin Medical International Ltd. (a)	2,400	(6,456)

Household & Personal Products — 0.0%
Yatsen Holding Ltd., ADR (a)	4,120	(14,049)

Materials — 0.0%
POSCO Holdings, Inc., ADR	1,000	(69,990)
Tantech Holdings Ltd. (a)	38	(7)

		(69,997)

Media & Entertainment — (0.1)%
Antelope Enterprise Holdings Ltd. (a)	1,100	(831)
Baidu, Inc., ADR (a)	45,500	(4,790,695)
DouYu International Holdings Ltd., ADR	100	(1,083)
iQIYI, Inc., ADR (a)	47,500	(135,850)
Kanzhun Ltd., ADR	800	(13,888)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
MultiMetaVerse Holdings Ltd. (a)	537	$(306)
Sohu.com Ltd., ADR (a)	500	(7,875)
Tencent Music Entertainment Group, ADR	52,300	(630,215)
WiMi Hologram Cloud, Inc., ADR (a)	11,531	(11,877)
Zhihu, Inc., ADR (a)	7,366	(28,359)

		(5,620,979)

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
BeiGene Ltd., ADR (a)	2,300	(516,373)
Takeda Pharmaceutical Co. Ltd., ADR	48,100	(683,982)

		(1,200,355)

Real Estate Management & Development — (0.1)%
KE Holdings, Inc., ADR	186,300	(3,709,233)

Retailing — (0.6)%
Alibaba Group Holding Ltd., ADR (b)	114,808	(12,183,425)
GigaCloud Technology, Inc. (a)	10,800	(248,184)
MINISO Group Holding Ltd., ADR	400	(7,016)
PDD Holdings, Inc., ADR (a)	86,800	(11,701,508)
Uxin Ltd., ADR (a)	588	(3,945)

		(24,144,078)

Semiconductors & Semiconductor Equipment — 0.0%
Daqo New Energy Corp., ADR (a)	21,900	(446,103)
indie Semiconductor, Inc. (a)	20,700	(82,593)
JinkoSolar Holding Co. Ltd., ADR	11,600	(311,112)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (b)	3,660	(635,632)
United Microelectronics Corp., ADR (b)	1,392	(11,721)

		(1,487,161)

Software & Services — 0.0%
BIT Mining Ltd., ADR (a)	50	(118)
Bit Origin Ltd. (a)	1,800	(3,672)
Datasea, Inc. (a)	33	(83)
Kingsoft Cloud Holdings Ltd., ADR (a)	17,000	(49,980)
Link Motion, Inc., ADR (a),(d)	11,000	0
Orangekloud Technology, Inc. (a)	1,200	(5,700)
Powerbridge Technologies Co. Ltd. (a)	136	(27)
Vnet Group, Inc., ADR (a)	28,900	(117,912)

		(177,492)

Technology Hardware & Equipment — 0.0%
Ebang International Holdings, Inc. (a)	73	(450)
Fabrinet (a)	1,000	(236,440)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
UTime Ltd. (a)	8,689	$(4,118)

		(241,008)

Telecommunication Services — 0.0%
FingerMotion, Inc. (a)	5,099	(11,116)

Transportation — 0.0%
Full Truck Alliance Co. Ltd., ADR	30,700	(276,607)
Shengfeng Development Ltd. (a)	400	(512)

		(277,119)

Utilities — 0.0%
Korea Electric Power Corp., ADR (a)	400	(3,104)
ReNew Energy Global PLC (a)	5,000	(31,450)

		(34,554)

Total Asia		(45,463,356)

Europe — (0.4)%
Banks — 0.0%
HSBC Holdings PLC, ADR	4,500	(203,355)
Lloyds Banking Group PLC, ADR	6,800	(21,216)

		(224,571)

Capital Goods — 0.0%
Fusion Fuel Green PLC, A Shares (a)	100	(51)
Safran SA (b)	209	(49,112)
Wallbox NV (a)	9,200	(11,224)

		(60,387)

Commercial & Professional Services — 0.0%
Cimpress PLC (a)	800	(65,536)

Consumer Durables & Apparel — (0.1)%
Amer Sports, Inc. (a)	20,300	(323,785)
Connexa Sports Technologies In (a)	1	(9)
On Holding AG (a)	45,500	(2,281,825)

		(2,605,619)

Consumer Services — (0.1)%
Flutter Entertainment PLC (a)	8,800	(2,088,064)
Genius Sports Ltd. (a)	1,700	(13,328)
InterContinental Hotels Group PLC, ADR	500	(55,245)
Pearson PLC, ADR	7,600	(103,132)
Soho House & Co., Inc., A Shares (a)	1,000	(5,100)
Super Group SGHC Ltd.	400	(1,452)

		(2,266,321)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Diversified Financials — (0.1)%
Deutsche Bank AG	15,400	$(266,574)
UBS Group AG	61,765	(1,909,156)

		(2,175,730)

Energy — 0.0%
Seadrill Ltd. (a)	2,700	(107,298)

Food, Beverage & Tobacco — 0.0%
Diageo PLC, ADR	2,000	(280,680)

Health Care Equipment & Services — 0.0%
EDAP TMS SA, ADR (a)	200	(510)
Koninklijke Philips NV (a)	19,950	(652,764)
OneMedNet Corp. (a)	7	(4)
Smith & Nephew PLC, ADR	11,700	(364,338)

		(1,017,616)

Household & Personal Products — (0.1)%
Unilever PLC, ADR	35,000	(2,273,600)

Materials — 0.0%
Anglogold Ashanti PLC	16,000	(426,080)
Arcadium Lithium PLC (a)	73,800	(210,330)
Atlas Lithium Corp. (a)	1,600	(10,880)

		(647,290)

Media & Entertainment — 0.0%
Manchester United PLC (a)	5,100	(82,518)
WPP PLC, ADR	500	(25,580)

		(108,098)

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
ADC Therapeutics SA (a)	9	(28)
Affimed NV (a)	260	(874)
BioNTech SE, ADR (a)	1,500	(178,155)
GH Research PLC (a)	100	(669)
Mereo Biopharma Group PLC, ADR (a)	3,600	(14,796)
Novo Nordisk AS, ADR (b)	854	(101,686)
Prothena Corp. PLC (a)	100	(1,673)

		(297,881)

Retailing — 0.0%
Jumia Technologies AG, ADR (a)	33,400	(178,356)
MYT Netherlands Parent BV, ADR (a)	900	(3,429)

		(181,785)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Software & Services — 0.0%
Argo Blockchain PLC, ADR (a)	8,900	$(10,769)
Arqit Quantum, Inc. (a)	412	(2,348)
SAP SE, ADR	3,600	(824,760)

		(837,877)

Transportation — 0.0%
Ryanair Holdings PLC, ADR	13,850	(625,743)

Total Europe		(13,776,032)

Middle East — 0.0%
Automobiles & Components — 0.0%
Mobileye Global, Inc., Class A (a)	1,900	(26,030)

Capital Goods — 0.0%
Brenmiller Energy Ltd. (a)	12	(10)

Health Care Equipment & Services — 0.0%
Nano-X Imaging Ltd. (a)	1,600	(9,728)

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Notable Labs Ltd. (a)	126	(54)
SciSparc Ltd. (a)	3,500	(851)
Silexion Therapeutics Corp. (a)	0	0

		(905)

Retailing — 0.0%
Global-e Online Ltd. (a)	15,300	(588,132)

Software & Services — 0.0%
Cognyte Software Ltd. (a)	1,200	(8,148)
Hub Cyber Security Ltd. (a)	1,000	(607)

		(8,755)

Technology Hardware & Equipment — 0.0%
Innoviz Technologies Ltd. (a)	29,200	(24,175)
Nano Dimension Ltd., ADR (a)	600	(1,470)
ParaZero Technologies Ltd. (a)	2,150	(1,328)

		(26,973)

Utilities — 0.0%
Enlight Renewable Energy Ltd. (a)	202	(3,414)

Total Middle East		(663,947)

North America — (14.1)%
Automobiles & Components — (0.3)%
Aptiv PLC (a)	6,500	(468,065)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Gentex Corp.	600	$(17,814)
Gentherm, Inc. (a)	500	(23,275)
Goodyear Tire & Rubber Co. (a)	4,300	(38,055)
LCI Industries	1,900	(229,026)
Lear Corp.	1,200	(130,980)
Lucid Group, Inc. (a)	44,500	(157,085)
Luminar Technologies, Inc. (a)	44,300	(39,857)
Modine Manufacturing Co. (a)	3,700	(491,323)
Patrick Industries, Inc.	100	(14,237)
Phinia, Inc.	600	(27,618)
QuantumScape Corp. (a)	5,500	(31,625)
Rivian Automotive, Inc. (a)	104,300	(1,170,246)
Solid Power, Inc. (a)	20,400	(27,540)
Tesla, Inc. (a)	44,200	(11,564,046)
Thor Industries, Inc.	7,000	(769,230)
Volcon, Inc. (a)	884	(919)
Winnebago Industries, Inc.	1,800	(104,598)
Workhorse Group, Inc. (a)	8,265	(7,186)
XPEL, Inc. (a)	1,500	(65,055)
Zapp Electric Vehicles Group Ltd. (a)	17	(52)

		(15,377,832)

Banks — (3.5)%
Ameris Bancorp	400	(24,956)
Atlantic Union Bankshares Corp.	97,040	(3,655,497)
Axos Financial, Inc. (a)	103,307	(6,495,944)
Banc of California, Inc.	26	(383)
Bancorp, Inc. (a)	111,717	(5,976,859)
Bank OZK	154,416	(6,638,344)
Bankwell Financial Group, Inc.	3,813	(114,199)
Banner Corp.	4,372	(260,396)
Blue Ridge Bankshares, Inc. (a)	53,491	(149,775)
City Holding Co.	43,388	(5,093,317)
Civista Bancshares, Inc.	6,389	(113,852)
Columbia Banking System, Inc.	61,718	(1,611,457)
Comerica, Inc. (b)	3,419	(204,832)
CVB Financial Corp.	18,242	(325,072)
East West Bancorp, Inc.	111,089	(9,191,504)
Enterprise Financial Services Corp.	19,415	(995,213)
Fifth Third Bancorp	207,374	(8,883,902)
First Citizens BancShares, Inc.	600	(1,104,570)
Glacier Bancorp, Inc.	900	(41,130)
Hancock Whitney Corp.	48,342	(2,473,660)
Home BancShares, Inc.	54,014	(1,463,239)
HomeStreet, Inc.	12,246	(192,997)
Huntington Bancshares, Inc.	545,003	(8,011,544)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Independent Bank Corp.	100	$(5,913)
Independent Bank Group, Inc.	71,510	(4,123,267)
JPMorgan Chase & Co.	11,669	(2,460,525)
M&T Bank Corp.	3,900	(694,668)
New York Community Bancorp, Inc.	127,932	(1,436,676)
OceanFirst Financial Corp.	10,134	(188,391)
Old National Bancorp	12,900	(240,714)
Pathward Financial, Inc.	78,524	(5,183,369)
Pinnacle Financial Partners, Inc.	1,900	(186,143)
PNC Financial Services Group, Inc. (The) (b)	1,998	(369,330)
Preferred Bank	70,205	(5,633,951)
Prosperity Bancshares, Inc.	8,233	(593,352)
Regions Financial Corp.	280,091	(6,534,523)
Royal Bank of Canada	1,500	(187,095)
ServisFirst Bancshares, Inc.	16,129	(1,297,578)
SouthState Corp.	70,581	(6,859,062)
Triumph Financial, Inc. (a)	1,700	(135,218)
Trustmark Corp.	59,839	(1,904,077)
United Bankshares, Inc.	1,000	(37,100)
United Community Banks, Inc.	400	(11,632)
US Bancorp (b)	3,304	(151,092)
WaFd, Inc.	33	(1,150)
Western Alliance Bancorp (b)	126,223	(10,917,027)
Wintrust Financial Corp.	1,205	(130,779)
WSFS Financial Corp.	2,200	(112,178)

		(112,417,452)

Capital Goods — (0.6)%
374Water, Inc. (a)	1,100	(1,496)
Advanced Drainage Systems, Inc.	3,500	(550,060)
AeroVironment, Inc. (a)	200	(40,100)
AerSale Corp. (a)	600	(3,030)
Ameresco, Inc., Class A (a)	3,200	(121,408)
American Superconductor Corp. (a)	4,100	(96,760)
Archer Aviation, Inc. (a)	20,500	(62,115)
Array Technologies, Inc. (a)	21,800	(143,880)
Beam Global (a)	300	(1,473)
Blink Charging Co. (a)	34,300	(58,996)
Boeing Co. (a)	1,200	(182,448)
Brookfield Business Corp.	100	(2,533)
Builders FirstSource, Inc. (a)	10,800	(2,093,688)
Carrier Global Corp.	9,400	(756,606)
Caterpillar, Inc. (b)	248	(96,998)
ChargePoint Holdings, Inc. (a)	50,100	(68,637)
Chart Industries, Inc. (a)	6,600	(819,324)
Deere & Co.	13,900	(5,800,887)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Desktop Metal, Inc. (a)	1,767	$(8,252)
Draganfly, Inc. (a)	300	(765)
Emerson Electric Co. (b)	193	(21,108)
Enovix Corp. (a)	24,400	(227,896)
Eos Energy Enterprises, Inc. (a)	71,500	(212,355)
ESS Tech, Inc. (a)	1,413	(8,930)
Fastenal Co. (b)	3,365	(240,328)
Fluence Energy, Inc. (a)	10,800	(245,268)
Fluor Corp. (a)	5,000	(238,550)
Fortive Corp. (b)	293	(23,126)
FTC Solar, Inc. (a)	24,600	(16,743)
GE Vernova, Inc. (a),(b)	4,200	(1,070,916)
General Electric Co.	24,900	(4,695,642)
GrafTech International Ltd. (a)	900	(1,188)
Hillenbrand, Inc.	100	(2,780)
Hubbell, Inc. (b)	351	(150,351)
Hyperscale Data, Inc. (a)	8	(2)
IDEX Corp. (b)	61	(13,085)
Illinois Tool Works, Inc. (b)	473	(123,959)
Ingersoll Rand, Inc.	1,252	(122,896)
Intuitive Machines, Inc. (a)	21,100	(169,855)
KULR Technology Group, Inc. (a)	37,900	(10,802)
Markforged Holding Corp. (a)	200	(954)
MasTec, Inc. (a),(b)	496	(61,058)
Mueller Industries, Inc.	400	(29,640)
Net Power, Inc. (a)	2,300	(16,123)
NEXTracker, Inc., Class A (a)	16,796	(629,514)
Novusterra, Inc. (a),(d)	383	0
NuScale Power Corp. (a)	24,400	(282,552)
nVent Electric PLC (b)	1,274	(89,511)
Otis Worldwide Corp. (b)	116	(12,057)
Palladyne AI Corp. (a)	467	(836)
Plug Power, Inc. (a)	299,000	(675,740)
Powell Industries, Inc.	900	(199,791)
Quanta Services, Inc. (b)	7,089	(2,113,585)
Regal Rexnord Corp.	600	(99,528)
Richtech Robotics, Inc. (a)	1,100	(923)
Rocket Lab USA, Inc. (a)	45,600	(443,688)
RTX Corp.	18,500	(2,241,460)
SES AI Corp. (a)	8,600	(5,502)
Shoals Technologies Group, Inc. (a)	300	(1,683)
SKYX Platforms Corp. (a)	4,500	(3,817)
Stratasys Ltd. (a)	200	(1,662)
Sunrun, Inc. (a),(b)	41,370	(747,142)
Terran Orbital Corp. (a)	46,900	(11,781)
TPI Composites, Inc. (a)	13,701	(62,340)
UFP Industries, Inc.	900	(118,089)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Watsco, Inc.	100	$(49,188)
Xometry, Inc. (a)	3,100	(56,947)

		(26,460,347)

Commercial & Professional Services — (0.3)%
Alight, Inc. (a)	10,700	(79,180)
American Rebel Holdings, Inc. (a)	17	(14)
Aqua Metals, Inc. (a)	2,400	(449)
BlackSky Technology, Inc. (a)	2,458	(11,651)
Ceridian HCM Holding, Inc. (a)	29,600	(1,813,000)
Cintas Corp. (b)	292	(60,117)
Clarivate PLC (a)	74,800	(531,080)
Copart, Inc. (a)	54,800	(2,871,520)
FiscalNote Holdings, Inc. (a)	15,500	(19,840)
Innodata, Inc. (a)	2,900	(48,633)
Knightscope, Inc. (a)	844	(6,212)
LanzaTech Global, Inc. (a)	6,500	(12,415)
Montrose Environmental Group, Inc. (a)	1,700	(44,710)
Perma-Fix Environmental Services, Inc. (a)	600	(7,362)
Planet Labs PBC (a)	15,100	(33,673)
RB Global, Inc.	20,900	(1,682,241)
Spire Global, Inc. (a)	150	(1,499)
SS&C Technologies Holdings, Inc.	10,602	(786,774)
Stericycle, Inc. (a)	83	(5,063)
Sterling Check Corp. (a)	2,100	(35,112)
Veralto Corp. (b)	436	(48,771)

		(8,099,316)

Consumer Durables & Apparel — 0.0%
AMMO, Inc. (a)	7,700	(11,011)
Aterian, Inc. (a)	8	(23)
Capri Holdings Ltd. (a)	27,600	(1,171,344)
Carter’s, Inc.	2,400	(155,952)
Champion Homes, Inc. (a)	1,700	(161,245)
Columbia Sportswear Co.	200	(16,638)
Crocs, Inc. (a)	800	(115,848)
Dream Finders Homes, Inc. (a)	900	(32,589)
Gildan Activewear, Inc.	100	(4,711)
Hanesbrands, Inc. (a)	2,000	(14,700)
Latham Group, Inc. (a)	3,000	(20,400)
LGI Homes, Inc. (a)	300	(35,556)
PLBY Group, Inc. (a)	13,864	(10,515)
Polaris, Inc.	3,000	(249,720)
Purple Innovation, Inc. (a)	4,100	(4,054)
Solo Brands, Inc., Class A (a)	500	(705)
Topgolf Callaway Brands Corp. (a)	2,600	(28,548)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Traeger, Inc. (a)	600	$(2,208)
VF Corp.	8,500	(169,575)
Vizio Holding Corp. (a)	25,700	(287,069)
VOXX International Corp. (a)	4,100	(26,076)

		(2,518,487)

Consumer Services — (1.0)%
Airbnb, Inc., Class A (a),(b)	1,358	(172,208)
Allurion Technologies, Inc. (a)	1,300	(797)
Aramark	27,300	(1,057,329)
Bally’s Corp. (a)	5,200	(89,700)
Booking Holdings, Inc. (b)	44	(185,333)
Boyd Gaming Corp. (b)	1,314	(84,950)
Caesars Entertainment, Inc. (a)	72,576	(3,029,322)
Chuy’s Holdings, Inc. (a)	100	(3,740)
Dave & Buster’s Entertainment, Inc. (a)	5,100	(173,655)
DraftKings, Inc. (a)	32,630	(1,279,096)
Dutch Bros, Inc., Class A (a)	3,700	(118,511)
Expedia Group, Inc. (a),(b)	1,385	(205,008)
Frontdoor, Inc. (a)	1,200	(57,588)
Full House Resorts, Inc. (a)	2,000	(10,040)
GAN Ltd. (a)	1,500	(2,655)
Grand Canyon Education, Inc. (a)	100	(14,185)
Hilton Grand Vacations, Inc. (a)	900	(32,688)
Inspirato, Inc. (a)	29	(117)
Jack in the Box, Inc.	3,700	(172,198)
Krispy Kreme, Inc.	24,700	(265,278)
Las Vegas Sands Corp.	37,000	(1,862,580)
Marriott International, Inc. (b)	792	(196,891)
Marriott Vacations Worldwide Corp.	2,800	(205,744)
McDonald’s Corp.	39,700	(12,089,047)
MGM Resorts International (a),(b)	79,182	(3,095,224)
Mister Car Wash, Inc. (a)	7,800	(50,778)
Mondee Holdings, Inc. (a)	1,600	(2,224)
Nerdy, Inc. (a)	7,200	(7,078)
Noodles & Co. (a)	3,600	(4,320)
ONE Group Hospitality, Inc. (a)	400	(1,472)
Papa John’s International, Inc.	100	(5,387)
Penn Entertainment, Inc. (a)	51,700	(975,062)
Planet Fitness, Inc., Class A (a)	2,600	(211,172)
Restaurant Brands International, Inc.	32,200	(2,322,264)
Royal Caribbean Cruises Ltd. (b)	9,000	(1,596,240)
SeaWorld Entertainment, Inc. (a),(b)	1,617	(81,820)
Serve Robotics, Inc. (a)	900	(7,155)
Six Flags Entertainment Corp.	15,988	(644,476)
Starbucks Corp.	18,100	(1,764,569)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Udemy, Inc. (a)	5,400	$(40,176)
Vacasa, Inc. (a)	325	(913)
Wyndham Hotels & Resorts, Inc. (b)	4,421	(345,457)
Wynn Resorts Ltd.	16,200	(1,553,256)
Yum! Brands, Inc.	5,900	(824,289)

		(34,841,992)

Diversified Financials — (1.8)%
AlTi Global, Inc. (a)	300	(1,122)
American Express Co.	61,475	(16,672,020)
Ameriprise Financial, Inc.	500	(234,905)
Apollo Global Management, Inc.	3,800	(474,658)
AvidXchange Holdings, Inc. (a)	800	(6,488)
Bakkt Holdings, Inc. (a)	40	(383)
Bank of New York Mellon Corp.	19,500	(1,401,270)
Berkshire Hathaway, Inc., Class B (a)	3,500	(1,610,910)
Better Home & Finance Holding Co. (a)	1,192	(21,230)
BlackRock, Inc.	1,405	(1,334,062)
Block, Inc. (a)	6,200	(416,206)
Brookfield Asset Management Ltd.	17,300	(818,117)
Brookfield Corp.	59,767	(3,176,616)
Burford Capital Ltd.	3,300	(43,758)
Capital One Financial Corp.	11,690	(1,750,344)
Claros Mortgage Trust, Inc.	2,800	(20,972)
Cohen & Steers, Inc.	300	(28,785)
Coinbase Global, Inc. (a)	6,600	(1,175,922)
Corpay, Inc. (a)	300	(93,828)
DigitalBridge Group, Inc.	1,206	(17,041)
Enova International, Inc. (a)	63,253	(5,299,969)
Euronet Worldwide, Inc. (a)	18,516	(1,837,343)
Fidelity National Information Services, Inc.	19,900	(1,666,625)
Fiserv, Inc. (a)	38,234	(6,868,738)
Flywire Corp. (a)	800	(13,112)
Forge Global Holdings, Inc. (a)	3,100	(4,061)
Global Payments, Inc.	17,800	(1,823,076)
HA Sustainable Infrastructure Capital, Inc.	3,100	(106,857)
Jack Henry & Associates, Inc.	2,538	(448,059)
KKR & Co., Inc.	20,100	(2,624,658)
Nasdaq, Inc.	7,332	(535,309)
NCR Atleos Corp. (a)	300	(8,559)
Nelnet, Inc.	100	(11,328)
New York Mortgage Trust, Inc.	25	(158)
Nuvei Corp.	13,100	(436,885)
PennyMac Financial Services, Inc.	900	(102,573)
PRA Group, Inc. (a)	300	(6,708)
Raymond James Financial, Inc.	8,391	(1,027,562)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Ready Capital Corp.	4,300	$(32,809)
Regional Management Corp.	15,363	(502,524)
Remitly Global, Inc. (a)	17,400	(232,986)
Rithm Capital Corp.	33,600	(381,360)
Shift4 Payments, Inc. (a)	4,900	(434,140)
StepStone Group, Inc.	3,200	(181,856)
Toast, Inc., Class A (a)	6,800	(192,508)
Tradeweb Markets, Inc.	4,748	(587,185)
Two Harbors Investment Corp.	50	(694)
Visa, Inc.	728	(200,164)
Walker & Dunlop, Inc.	100	(11,359)

		(54,877,802)

Energy — (0.4)%
APA Corp. (b)	8,196	(200,474)
Atlas Energy Solutions, Inc.	800	(17,440)
Cactus, Inc.	1,400	(83,538)
Cameco Corp.	6,100	(291,336)
Centrus Energy Corp. (a)	1,100	(60,335)
Chevron Corp. (b)	17,552	(2,584,883)
Chord Energy Corp. (b)	701	(91,291)
Civitas Resources, Inc. (b)	1,250	(63,338)
Comstock Resources, Inc.	8,800	(97,944)
Comstock, Inc. (a)	9,600	(4,541)
ConocoPhillips (b)	14	(1,474)
Coterra Energy, Inc.	53,200	(1,274,140)
Energy Fuels, Inc. (a)	55,600	(305,244)
Energy Vault Holdings, Inc. (a)	21,500	(20,640)
EOG Resources, Inc. (b)	3,286	(403,948)
EQT Corp.	133,990	(4,909,394)
Expro Group Holdings NV (a)	7,900	(135,643)
KLX Energy Services Holdings, Inc. (a)	4,800	(26,256)
Marathon Oil Corp. (b)	898	(23,914)
Murphy Oil Corp. (b)	2,704	(91,233)
New Fortress Energy, Inc.	39,400	(358,146)
NextDecade Corp. (a)	6,800	(32,028)
Nine Energy Service, Inc. (a)	300	(339)
Noble Corp. PLC	11,548	(417,345)
Occidental Petroleum Corp. (b)	18,581	(957,665)
Oceaneering International, Inc. (a)	900	(22,383)
OPAL Fuels, Inc. (a)	2,000	(7,300)
Patterson-UTI Energy, Inc.	33,815	(258,685)
Permian Resources Corp. (b)	5,996	(81,606)
Phillips 66	16,300	(2,142,635)
ProFrac Holding Corp. (a)	5,200	(35,308)
Select Water Solutions, Inc.	500	(5,565)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Southwestern Energy Co. (a)	500	$(3,555)
Tellurian, Inc. (a)	48,900	(47,335)
Uranium Energy Corp. (a)	29,400	(182,574)
Uranium Royalty Corp. (a)	12,000	(29,400)
Ur-Energy, Inc. (a)	7,500	(8,925)
VAALCO Energy, Inc.	2,841	(16,307)
Valaris Ltd. (a)	1,400	(78,050)
Valero Energy Corp. (b)	7,601	(1,026,363)
Vertex Energy, Inc. (a)	16,500	(1,907)
Williams Cos., Inc.	33,200	(1,515,580)

		(17,916,007)

Food & Staples Retailing — 0.0%
Andersons, Inc.	700	(35,098)
Costco Wholesale Corp. (b)	1,320	(1,170,206)
Kroger Co. (The) (b)	10,021	(574,203)
Maison Solutions, Inc. (a)	119	(176)
Sprouts Farmers Market, Inc. (a)	400	(44,164)
Sysco Corp.	5,800	(452,748)
Target Corp. (b)	4,692	(731,295)
U.S. Foods Holding Corp. (a)	15,400	(947,100)
United Natural Foods, Inc. (a)	1,100	(18,502)

		(3,973,492)

Food, Beverage & Tobacco — (0.3)%
22nd Century Group, Inc. (a)	2	0
BRC, Inc. (a)	4,600	(15,732)
Brown-Forman Corp., Class B	3,100	(152,520)
Bunge Global SA	6,200	(599,168)
Celsius Holdings, Inc. (a)	13,400	(420,224)
Coca-Cola Co. (The)	30,000	(2,155,800)
Constellation Brands, Inc.	25,000	(6,442,250)
Farmer Bros Co. (a)	1,300	(2,574)
Hershey Co. (The) (b)	2,663	(510,710)
Ispire Technology, Inc. (a)	1,600	(9,928)
Kraft Heinz Co.	5,200	(182,572)
McCormick & Co., Inc.	1,200	(98,760)
SunOpta, Inc. (a)	2,400	(15,312)
Westrock Coffee Co. (a)	1,000	(6,500)

		(10,612,050)

Health Care Equipment & Services — (0.2)%
23andMe Holding Co. (a)	3,000	(1,043)
Acadia Healthcare Co., Inc. (a)	7,200	(456,552)
agilon health, Inc. (a)	8,500	(33,405)
Alcon, Inc.	16,100	(1,611,127)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Align Technology, Inc. (a)	2,500	$(635,800)
Alignment Healthcare, Inc. (a)	1,200	(14,184)
Apyx Medical Corp. (a)	1,100	(1,364)
Axonics, Inc. (a)	8,400	(584,640)
Bluejay Diagnostics, Inc. (a)	3	0
Bright Health Group, Inc. (a)	200	(1,044)
CareMax, Inc. (a)	20	(34)
ClearPoint Neuro, Inc. (a)	1,300	(14,573)
Clover Health Investments Corp. (a)	2,800	(7,896)
Cosmos Health, Inc. (a)	353	(309)
Cutera, Inc. (a)	900	(710)
DarioHealth Corp. (a)	2,700	(3,024)
Delcath Systems, Inc. (a)	200	(1,806)
Dentsply Sirona, Inc.	2,200	(59,532)
Embecta Corp.	5,800	(81,780)
Enovis Corp. (a)	200	(8,610)
Envista Holdings Corp. (a)	7,500	(148,200)
Evolent Health, Inc. (a)	17,900	(506,212)
Femasys, Inc. (a)	1,700	(1,887)
GE HealthCare Technologies, Inc.	6,100	(572,485)
GeneDx Holdings Corp. (a)	500	(21,220)
Glaukos Corp. (a)	900	(117,252)
ICU Medical, Inc. (a)	1,500	(273,330)
INVO BioScience, Inc. (a)	43	(31)
iRhythm Technologies, Inc. (a)	4,200	(311,808)
iSpecimen, Inc. (a)	174	(818)
Labcorp Holdings, Inc.	100	(22,348)
Lantheus Holdings, Inc. (a)	1,200	(131,700)
ModivCare, Inc. (a)	500	(7,140)
Monogram Technologies, Inc. (a)	200	(530)
Multiplan Corp. (a)	405	(3,094)
Myomo, Inc. (a)	900	(3,609)
Neogen Corp. (a)	50,300	(845,543)
NeoGenomics, Inc. (a)	1,900	(28,025)
OraSure Technologies, Inc. (a)	1,400	(5,978)
Orchestra BioMed Holdings, Inc. (a)	938	(4,821)
OrthoPediatrics Corp. (a)	300	(8,133)
P3 Health Partners, Inc. (a)	4,900	(1,893)
Paragon 28, Inc. (a)	300	(2,004)
PDL BioPharma, Inc. (a),(d)	4,500	(11,115)
Penumbra, Inc. (a)	1,700	(330,327)
Performant Financial Corp. (a)	700	(2,618)
Predictive Oncology, Inc. (a)	25	(20)
Pulse Biosciences, Inc. (a)	68	(1,193)
QuidelOrtho Corp. (a)	3,056	(139,354)
R1 RCM, Inc. (a)	87,100	(1,234,207)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
ReShape Lifesciences, Inc. (a)	105	$(593)
Rockwell Medical, Inc. (a)	3,036	(12,053)
Sanara Medtech, Inc. (a)	100	(3,024)
Schrodinger, Inc. (a)	800	(14,840)
Senseonics Holdings, Inc. (a)	38,700	(13,533)
Sharecare, Inc. (a)	24,900	(35,358)
Sight Sciences, Inc. (a)	200	(1,260)
Solventum Corp. (a)	600	(41,832)
Spectral AI, Inc. (a)	2,600	(2,756)
Tela Bio, Inc. (a)	1,400	(3,542)
Tivic Health Systems, Inc. (a)	40	(10)
TransMedics Group, Inc. (a)	1,400	(219,800)
UnitedHealth Group, Inc.	7,700	(4,502,036)
Vivani Medical, Inc. (a)	666	(779)
Zomedica Corp. (a)	78,600	(10,784)

		(13,116,528)

Household & Personal Products — (0.5)%
Beauty Health Co. (a)	11,500	(16,560)
Church & Dwight Co., Inc.	3,900	(408,408)
elf Beauty, Inc. (a)	19,000	(2,071,570)
Kenvue, Inc.	308,300	(7,130,979)
Procter & Gamble Co. (The)	46,800	(8,105,760)
Safety Shot, Inc. (a)	16,800	(20,496)
Veru, Inc. (a)	15,660	(12,043)

		(17,765,816)

Insurance — (0.1)%
Aflac, Inc.	13,500	(1,509,300)
Caret Holdings, Inc. (a)	17	(642)
GoHealth, Inc. (a)	119	(1,116)
Hippo Holdings, Inc. (a)	1,124	(18,973)
Lemonade, Inc. (a)	5,273	(86,952)
Manulife Financial Corp.	32,300	(954,465)
Selectquote, Inc. (a)	200	(434)
Sun Life Financial, Inc.	600	(34,812)

		(2,606,694)

Materials — (0.1)%
5E Advanced Materials, Inc. (a)	2,404	(1,298)
Albemarle Corp.	30,600	(2,898,126)
Algoma Steel Group, Inc.	600	(6,138)
Alpha Metallurgical Resources, Inc.	400	(94,472)
American Battery Technology Co. (a)	1,300	(1,391)
Aspen Aerogels, Inc. (a)	200	(5,538)
Celanese Corp. (b)	497	(67,572)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Chemours Co. (The) (b)	908	$(18,451)
Cleveland-Cliffs, Inc. (a)	24,500	(312,865)
Commercial Metals Co.	1,400	(76,944)
Corteva, Inc. (b)	2,174	(127,809)
Crown ElectroKinetics Corp. (a)	1,434	(1,764)
Dakota Gold Corp. (a)	1,600	(3,776)
Dow, Inc. (b)	2,091	(114,231)
Ecolab, Inc. (b)	239	(61,024)
Eightco Holdings, Inc. (a)	600	(1,434)
Element Solutions, Inc. (b)	1,077	(29,251)
Endeavour Silver Corp. (a)	25,700	(101,258)
Equinox Gold Corp. (a)	14,900	(90,741)
Freeport-McMoRan, Inc. (b)	6,493	(324,131)
Hecla Mining Co.	40	(267)
i-80 Gold Corp. (a)	14,100	(16,356)
Ingevity Corp. (a)	300	(11,700)
Ivanhoe Electric, Inc. (a)	3,600	(30,456)
Kaiser Aluminum Corp.	500	(36,260)
Lithium Americas Argentina Corp. (a)	900	(2,934)
MAG Silver Corp. (a)	5,600	(78,624)
Mativ Holdings, Inc.	4,900	(83,251)
MP Materials Corp. (a)	3,800	(67,070)
Novagold Resources, Inc. (a)	600	(2,460)
Nucor Corp.	1,700	(255,578)
Perimeter Solutions SA (a)	2,600	(34,970)
Piedmont Lithium, Inc. (a)	3,900	(34,827)
PureCycle Technologies, Inc. (a)	2,200	(20,900)
Seabridge Gold, Inc. (a)	1,900	(31,901)
SilverCrest Metals, Inc. (a)	9,900	(91,575)
Smurfit WestRock PLC	19,300	(953,806)
Southern Copper Corp.	38	(4,395)
Standard Lithium Ltd. (a)	600	(966)
Steel Dynamics, Inc.	2,300	(289,984)
TMC the metals Co., Inc. (a)	15,900	(16,854)

		(6,403,348)

Media — 0.0%
LifeMD, Inc. (a)	1,800	(9,432)

Media & Entertainment — (0.5)%
Advantage Solutions, Inc. (a)	2,100	(7,203)
Asset Entities, Inc. (a)	298	(387)
Atlanta Braves Holdings, Inc., Class C (a)	2,700	(107,460)
Bumble, Inc. (a)	300	(1,914)
BuzzFeed, Inc. (a)	1,277	(3,403)
Cargurus, Inc. (a)	4,700	(141,141)
Charter Communications, Inc. (a),(b)	1,900	(615,752)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Cinemark Holdings, Inc. (a)	12,500	$(348,000)
Cineverse Corp. (a)	2,381	(2,331)
Comcast Corp. (b)	14,040	(586,451)
CuriosityStream, Inc.	100	(191)
EchoStar Corp. (a)	19,858	(492,876)
Electronic Arts, Inc.	10,500	(1,506,120)
EverQuote, Inc. (a)	900	(18,981)
Fox Corp.	3,100	(131,223)
fuboTV, Inc. (a)	36,700	(52,114)
Getty Images Holdings, Inc. (a)	2,100	(8,001)
IMAX Corp. (a)	2,900	(59,479)
John Wiley & Sons, Inc.	900	(43,425)
Kartoon Studios, Inc. (a)	3,560	(3,079)
Liberty Broadband Corp. (a),(b)	20,800	(1,607,632)
Liberty Media Corp.-Liberty Formula One (a)	1,000	(71,530)
Live Nation Entertainment, Inc. (a),(b)	5,489	(600,991)
Madison Square Garden Entertainment Corp. (a)	400	(17,012)
Magnite, Inc. (a)	3,000	(41,550)
Marcus Corp. (The)	6,200	(93,434)
Match Group, Inc. (a)	19,400	(734,096)
National CineMedia, Inc. (a)	11,260	(79,383)
News Corp.	12,600	(335,538)
Nexstar Media Group, Inc. (b)	4,554	(753,004)
Paramount Global	117,700	(1,249,974)
Pinterest, Inc. (a)	1,500	(48,555)
PSQ Holdings, Inc. (a)	2,700	(6,642)
PubMatic, Inc. (a)	1,100	(16,357)
QuinStreet, Inc. (a)	100	(1,913)
Reddit, Inc. (a)	8,200	(540,544)
Rumble, Inc. (a)	3,699	(19,827)
Sinclair, Inc.	6,000	(91,800)
Sirius XM Holdings, Inc.	115,219	(2,724,929)
Sphere Entertainment Co. (a)	4,400	(194,392)
Stagwell, Inc. (a)	100	(702)
System1, Inc. (a)	2,000	(2,240)
Take-Two Interactive Software, Inc. (a)	33,300	(5,118,543)
TEGNA, Inc. (b)	7,699	(121,490)
Walt Disney Co. (b)	1,543	(148,421)
Warner Bros Discovery, Inc. (a)	23,774	(196,135)
ZipRecruiter, Inc. (a)	2,700	(25,650)

		(18,971,815)

Pharmaceuticals, Biotechnology & Life Sciences — (0.5)%
180 Life Sciences Corp. (a)	269	(455)
Abeona Therapeutics, Inc. (a)	2,228	(14,081)
Aceragen, Inc. (a),(d)	735	(283)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Achieve Life Sciences, Inc. (a)	400	$(1,896)
Acrivon Therapeutics, Inc. (a)	1,000	(7,000)
Actinium Pharmaceuticals, Inc. (a)	586	(1,102)
Adaptimmune Therapeutics PLC, ADR (a)	1,679	(1,596)
Adaptive Biotechnologies Corp. (a)	2,900	(14,848)
Adial Pharmaceuticals, Inc. (a)	32	(32)
Agenus, Inc. (a)	5,175	(28,359)
Akebia Therapeutics, Inc. (a)	600	(792)
Akoya Biosciences, Inc. (a)	1,900	(5,168)
Allakos, Inc. (a)	100	(65)
ANI Pharmaceuticals, Inc. (a)	600	(35,796)
Apellis Pharmaceuticals, Inc. (a)	600	(17,304)
Applied Therapeutics, Inc. (a)	700	(5,950)
Arcturus Therapeutics Holdings, Inc. (a)	1,600	(37,136)
Atara Biotherapeutics, Inc. (a)	1,064	(8,650)
Avadel Pharmaceuticals PLC (a)	9,300	(121,970)
Avenue Therapeutics, Inc. (a)	299	(759)
Axsome Therapeutics, Inc. (a)	1,300	(116,831)
BioLife Solutions, Inc. (a)	3,000	(75,120)
Bionano Genomics, Inc. (a)	4,600	(2,088)
Biora Therapeutics, Inc. (a)	2,300	(1,154)
BioVie, Inc. (a)	200	(240)
Black Diamond Therapeutics, Inc. (a)	300	(1,305)
BrainStorm Cell Therapeutics, Inc. (a)	3,500	(806)
Canopy Growth Corp. (a)	9,550	(46,031)
Cardio Diagnostics Holdings, Inc. (a)	199	(44)
Cargo Therapeutics, Inc. (a)	300	(5,535)
Cartesian Therapeutic,s Inc. (a)	460	(7,415)
CASI Pharmaceuticals Holdings, Inc. (a)	447	(2,664)
Cassava Sciences, Inc. (a)	1,100	(32,373)
Celldex Therapeutics, Inc. (a)	200	(6,798)
Cellectar Biosciences, Inc. (a)	3,300	(7,062)
Cibus, Inc. (a)	100	(326)
Cidara Therapeutics, Inc. (a)	655	(7,041)
Citius Pharmaceuticals, Inc. (a)	10,300	(5,156)
CorMedix, Inc. (a)	200	(1,616)
Cue Biopharma, Inc. (a)	200	(151)
Cytek Biosciences, Inc. (a)	3,900	(21,606)
Durect Corp. (a)	70	(94)
Elanco Animal Health, Inc. (a)	14,500	(213,005)
Entrada Therapeutics, Inc. (a)	400	(6,392)
Exact Sciences Corp. (a)	34,200	(2,329,704)
Eyenovia, Inc. (a)	6,200	(3,203)
Fennec Pharmaceuticals, Inc. (a)	400	(2,000)
Fibrobiologics, Inc. (a)	100	(309)
Foghorn Therapeutics, Inc. (a)	900	(8,379)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Fortrea Holdings, Inc. (a)	12,700	$(254,000)
Fortress Biotech, Inc. (a)	5,580	(8,063)
Geron Corp. (a)	34,400	(156,176)
Hepion Pharmaceuticals, Inc. (a)	65	(44)
ICON PLC, ADR (a)	6,900	(1,982,439)
Immunovant, Inc. (a)	300	(8,553)
Inmune Bio, Inc. (a)	700	(3,773)
Inovio Pharmaceuticals, Inc. (a)	1,292	(7,468)
Iovance Biotherapeutics, Inc. (a)	21,400	(200,946)
Iterum Therapeutics PLC (a)	13	(14)
Johnson & Johnson	20,400	(3,306,024)
Kintara Therapeutics, Inc. (a)	12,581	(2,453)
Korro Bio, Inc. (a)	200	(6,684)
Krystal Biotech, Inc. (a)	2,100	(382,263)
Lifecore Biomedical, Inc. (a)	300	(1,479)
Ligand Pharmaceuticals, Inc. (a)	100	(10,009)
Lineage Cell Therapeutics, Inc. (a)	8,200	(7,423)
Madrigal Pharmaceuticals, Inc. (a)	5,500	(1,167,210)
Matinas BioPharma Holdings, Inc. (a)	437	(1,547)
Meiragtx Holdings PLC (a)	3,400	(14,178)
Monte Rosa Therapeutics, Inc. (a)	700	(3,710)
MoonLake Immunotherapeutics (a)	2,400	(121,008)
Myriad Genetics, Inc. (a)	2,500	(68,475)
NeuBase Therapeutics, Inc. (a),(d)	49	(18)
NRX Pharmaceuticals, Inc. (a)	111	(188)
Ocuphire Pharma, Inc. (a)	2,200	(2,882)
OmniAb, Inc. (a)	800	(3,384)
Optinose, Inc. (a)	3,300	(2,211)
Organigram Holdings, Inc. (a)	4,975	(9,005)
Organon & Co.	5,000	(95,650)
Outlook Therapeutics, Inc. (a)	10	(53)
Ovid therapeutics, Inc. (a)	1,000	(1,180)
Pacific Biosciences of California, Inc. (a)	6,900	(11,730)
Palatin Technologies, Inc. (a)	4,776	(4,272)
Perspective Therapeutics, Inc. (a)	1,790	(23,897)
Praxis Precision Medicines, Inc. (a)	60	(3,452)
Precigen, Inc. (a)	7,300	(6,914)
Protalix BioTherapeutics, Inc. (a)	3,000	(3,060)
Pyxis Oncology, Inc. (a)	100	(367)
Quantum-Si, Inc. (a)	9,500	(8,381)
Regeneron Pharmaceuticals, Inc. (a)	300	(315,372)
Revance Therapeutics, Inc. (a)	11,300	(58,647)
REVOLUTION Medicines, Inc. (a)	45	(2,041)
Revvity, Inc.	1,200	(153,300)
Rhythm Pharmaceuticals, Inc. (a)	6,000	(314,340)
Roivant Sciences Ltd. (a)	86,600	(999,364)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Sangamo Therapeutics, Inc. (a)	3,700	$(3,205)
Scilex Holding Co. (a)	11,154	(10,313)
scPharmaceuticals, Inc. (a)	3,600	(16,416)
SCYNEXIS, Inc. (a)	5,500	(8,195)
Sera Prognostics, Inc. (a)	1,529	(11,926)
Seres Therapeutics, Inc. (a)	13,900	(13,151)
SIGA Technologies, Inc.	300	(2,025)
SNDL, Inc. (a)	42,040	(86,602)
Soleno Therapeutics, Inc. (a)	3,100	(156,519)
Sotera Health Co. (a)	1,100	(18,370)
Spero Therapeutics, Inc. (a)	1,000	(1,340)
Spyre Therapeutics, Inc. (a)	48	(1,412)
Standard BioTools, Inc. (a)	1,900	(3,667)
Structure Therapeutics, Inc., ADR (a)	8,000	(351,120)
Summit Therapeutics, Inc. (a)	70,600	(1,546,140)
T2 Biosystems, Inc. (a)	145	(286)
Taysha Gene Therapies, Inc. (a)	7,800	(15,678)
Tilray Brands, Inc. (a)	179,600	(316,096)
TransCode Therapeutics, Inc. (a)	800	(457)
Tyra Biosciences, Inc. (a)	200	(4,702)
UNITY Biotechnology, Inc. (a)	10	(15)
Vaccinex, Inc. (a)	2	(7)
Vaxart, Inc. (a)	4,500	(3,821)
Vaxcyte, Inc. (a)	10,100	(1,154,127)
Veracyte, Inc. (a)	6,400	(217,856)
Viking Therapeutics, Inc. (a)	37,600	(2,380,456)
Vincerx Pharma, Inc. (a)	400	(286)
Voyager Therapeutics, Inc. (a)	4,300	(25,155)
vTv Therapeutics, Inc. (a)	30	(404)
X4 Pharmaceuticals, Inc. (a)	22,900	(15,327)
Xeris Biopharma Holdings, Inc. (a)	36	(103)
Zevra Therapeutics, Inc. (a)	7,100	(49,274)
Zymeworks, Inc. (a)	5,500	(69,025)

		(19,424,813)

Real Estate — (1.5)%
Agree Realty Corp. (b)	7,016	(528,515)
American Tower Corp.	8,300	(1,930,248)
Americold Realty Trust, Inc.	22,739	(642,832)
Apple Hospitality REIT, Inc.	12,000	(178,200)
Ashford Hospitality Trust, Inc. (a)	9,900	(7,409)
Braemar Hotels & Resorts, Inc.	4,900	(15,141)
BXP, Inc.	6,800	(547,128)
Crown Castle, Inc.	5,400	(640,602)
DiamondRock Hospitality Co.	7,900	(68,967)
Digital Realty Trust, Inc. (b)	35,955	(5,818,598)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Essential Properties Realty Trust, Inc. (b)	6,663	$(227,541)
Extra Space Storage, Inc.	15,900	(2,865,021)
Gaming and Leisure Properties, Inc. (b)	4,868	(250,459)
Global Net Lease, Inc.	5,906	(49,729)
Healthpeak Properties, Inc. (b)	23,339	(533,763)
Host Hotels & Resorts, Inc. (b)	170,541	(3,001,522)
Innovative Industrial Properties, Inc.	2,700	(363,420)
Iron Mountain, Inc.	12,900	(1,532,907)
JBG SMITH Properties	3,000	(52,440)
Kimco Realty Corp.	2,300	(53,406)
Kite Realty Group Trust	7,100	(188,576)
Lamar Advertising Co.	100	(13,360)
Macerich Co.	1,000	(18,240)
Medical Properties Trust, Inc.	1,600	(9,360)
National Storage Affiliates Trust	1,500	(72,300)
NexPoint Diversified Real Estate Trust	325	(2,031)
NNN REIT, Inc. (b)	6,835	(331,429)
Omega Healthcare Investors, Inc. (b)	2,724	(110,867)
Outfront Media, Inc.	29,900	(549,562)
Park Hotels & Resorts, Inc. (b)	3,609	(50,887)
Peakstone Realty Trust	2,300	(31,349)
Phillips Edison & Co., Inc.	8,600	(324,306)
PotlatchDeltic Corp.	821	(36,986)
Prologis, Inc.	6,700	(846,076)
Public Storage	5,900	(2,146,833)
Realty Income Corp. (b)	84,242	(5,342,628)
Regency Centers Corp.	8,500	(613,955)
Sabra Health Care REIT, Inc. (b)	5,469	(101,778)
Safehold, Inc.	1,200	(31,476)
Service Properties Trust	700	(3,192)
Simon Property Group, Inc.	2,600	(439,452)
SITE Centers Corp.	6,000	(363,000)
SL Green Realty Corp.	9,751	(678,767)
STAG Industrial, Inc.	4,423	(172,895)
Sunstone Hotel Investors, Inc.	19,600	(202,272)
Terreno Realty Corp.	2,583	(172,622)
Urban Edge Properties	5,300	(113,367)
Ventas, Inc. (b)	35,041	(2,247,179)
VICI Properties, Inc. (b)	152,486	(5,079,309)
Vornado Realty Trust	22,300	(878,620)
Welltower, Inc. (b)	45,060	(5,769,032)
Weyerhaeuser Co.	56,100	(1,899,546)
WP Carey, Inc. (b)	9,884	(615,773)

		(48,764,873)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Real Estate Management & Development — 0.0%
Altisource Portfolio Solutions SA (a)	1,400	$(1,680)
CBRE Group, Inc. (a)	9,051	(1,126,668)
Colliers International Group, Inc.	800	(121,448)
CoStar Group, Inc. (a)	4,200	(316,848)
Jones Lang LaSalle, Inc. (a)	1,500	(404,715)
Kennedy-Wilson Holdings, Inc.	11,400	(125,970)
Opendoor Technologies, Inc. (a)	39,100	(78,200)

		(2,175,529)

Retailing — (0.5)%
Abercrombie & Fitch Co. (a)	3,500	(489,650)
Asbury Automotive Group, Inc. (a)	900	(214,731)
BARK, Inc. (a)	7,300	(11,899)
Barnes & Noble Education, Inc. (a)	35	(324)
Best Buy Co., Inc.	7,900	(816,070)
Boot Barn Holdings, Inc. (a)	6,100	(1,020,408)
Caleres, Inc.	500	(16,525)
ContextLogic, Inc. (a)	400	(2,180)
eBay, Inc.	9,100	(592,501)
Etsy, Inc. (a),(b)	297	(16,492)
Express, Inc. (a)	0	(3)
Floor & Decor Holdings, Inc. (a)	7,800	(968,526)
Genuine Parts Co.	1,000	(139,680)
Grove Collaborative Holdings (a)	1,100	(1,485)
Kaival Brands Innovations Group, Inc. (a)	33	(37)
Leslie’s, Inc. (a)	29,600	(93,536)
Lithia Motors, Inc.	1,300	(412,932)
Lowe’s Cos., Inc. (b)	20,949	(5,674,037)
National Vision Holdings, Inc. (a)	600	(6,546)
Newegg Commerce, Inc. (a)	800	(591)
Nxu, Inc. (a)	3,964	(982)
OneWater Marine, Inc. (a)	900	(21,519)
Pool Corp.	2,600	(979,680)
RumbleON, Inc. (a)	1,068	(5,116)
Savers Value Village, Inc. (a)	100	(1,052)
Signet Jewelers Ltd.	14,900	(1,536,786)
Sportsman’s Warehouse Holdings, Inc. (a)	4,500	(12,195)
Tilly’s, Inc. (a)	200	(1,020)
Tractor Supply Co.	14,500	(4,218,485)
Ulta Beauty, Inc. (a)	4,000	(1,556,480)
Valvoline, Inc. (a)	5,100	(213,435)
Vroom, Inc. (a)	552	(5,172)
Williams-Sonoma, Inc. (b)	7,179	(1,112,171)

		(20,142,246)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment — (0.6)%
ACM Research, Inc. (a)	300	$(6,090)
Aehr Test Systems (a)	1,100	(14,135)
Analog Devices, Inc.	2,400	(552,408)
ARM Holdings PLC, ADR (a)	25,000	(3,575,250)
Axcelis Technologies, Inc. (a)	500	(52,425)
Canadian Solar, Inc. (a)	12,800	(214,528)
First Solar, Inc. (a)	36,300	(9,054,672)
GCT Semiconductor Holding, Inc. (a)	766	(2,566)
Monolithic Power Systems, Inc.	900	(832,050)
Navitas Semiconductor Corp. (a)	10,400	(25,480)
ON Semiconductor Corp. (a)	24,600	(1,786,206)
Rigetti Computing, Inc. (a)	5,900	(4,620)
Texas Instruments, Inc. (b)	15,886	(3,281,571)

		(19,402,001)

Software & Services — (0.7)%
Adeia, Inc.	1,500	(17,865)
Alkami Technology, Inc. (a)	100	(3,154)
Altair Engineering, Inc. (a)	200	(19,102)
ANSYS, Inc. (a)	3,300	(1,051,479)
Appfolio, Inc. (a)	100	(23,540)
Applied Digital Corp. (a)	70,500	(581,625)
Aspen Technology, Inc. (a)	2,000	(477,640)
Aurora Innovation, Inc. (a)	34,400	(203,648)
BigBear.ai Holdings, Inc. (a)	7	(10)
Bit Digital, Inc. (a)	31,700	(111,267)
Bitdeer Technologies Group (a)	11,600	(90,828)
Bitfarms Ltd. (a)	8,200	(17,302)
Braze, Inc. (a)	2,200	(71,148)
C3.ai, Inc. (a),(b)	7,756	(187,928)
CGI, Inc. (a)	600	(68,976)
Cipher Mining, Inc. (a)	6,000	(23,220)
Cleanspark, Inc. (a)	65,300	(609,902)
Cloudflare, Inc. (a),(b)	129	(10,435)
Cognizant Technology Solutions Corp.	12,800	(987,904)
Consensus Cloud Solutions, Inc. (a)	400	(9,420)
CXApp, Inc. (a)	400	(672)
CYNGN, Inc. (a)	100	(389)
Datadog, Inc. (a),(b)	286	(32,907)
DigitalOcean Holdings, Inc. (a),(b)	546	(22,053)
Domo, Inc. (a)	900	(6,759)
D-Wave Quantum, Inc. (a)	19,000	(18,675)
DXC Technology Co. (a)	1,400	(29,050)
E2open Parent Holdings, Inc. (a)	15,600	(68,796)
EverCommerce, Inc. (a)	1,100	(11,396)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Fair Isaac Corp. (a),(b)	20	$(38,870)
Globant SA (a)	4,200	(832,188)
Greenidge Generation Holdings, Inc. (a)	2,630	(4,760)
Grid Dynamics Holdings, Inc. (a)	1,200	(16,800)
HashiCorp, Inc. (a)	4,900	(165,914)
HUT 8 Corp. (a)	30,900	(378,834)
Intapp, Inc. (a)	100	(4,783)
Lightspeed Commerce, Inc. (a)	9,800	(161,602)
MARA Holdings, Inc. (a)	100,100	(1,623,622)
Marin Software, Inc. (a)	33	(74)
Matterport, Inc. (a)	6,800	(30,600)
MeridianLink, Inc. (a)	900	(18,513)
MicroCloud Hologram, Inc. (a)	20,100	(7,236)
MicroStrategy, Inc. (a)	43,700	(7,367,820)
nCino, Inc. (a)	18,225	(575,728)
NextNav, Inc. (a)	4,100	(30,709)
Okta, Inc. (a),(b)	1,000	(74,340)
Open Text Corp.	500	(16,640)
Oracle Corp.	16,100	(2,743,440)
Palantir Technologies, Inc. (a),(b)	111,169	(4,135,487)
Palo Alto Networks, Inc. (a)	1,100	(375,980)
Phunware, Inc. (a)	2,452	(8,386)
Porch Group, Inc. (a)	900	(1,382)
PowerSchool Holdings, Inc. (a)	17,100	(390,051)
Procore Technologies, Inc. (a)	12,500	(771,500)
Q2 Holdings, Inc. (a)	500	(39,885)
Quantum Computing, Inc. (a)	24,574	(16,044)
QXO, Inc.	25	(394)
Rekor Systems, Inc. (a)	30,000	(35,400)
Riot Platforms, Inc. (a)	103,100	(765,002)
Roper Technologies, Inc.	3,600	(2,003,184)
Rubrik, Inc. (a)	7,200	(231,480)
Salesforce, Inc.	500	(136,855)
SentinelOne, Inc., Class A (a)	4,900	(117,208)
ServiceNow, Inc. (a)	600	(536,634)
Shopify, Inc. (a),(b)	45,238	(3,625,373)
Silvaco Group, Inc. (a)	200	(2,860)
Smartsheet, Inc. (a)	2,300	(127,328)
SoundHound AI, Inc., Class A (a)	110,800	(516,328)
Sphere 3D Corp. (a)	1,514	(1,370)
Stronghold Digital Mining, Inc., Class A (a)	4,900	(24,745)
Thoughtworks Holding, Inc. (a)	1,200	(5,304)
Unity Software, Inc. (a)	54,600	(1,235,052)
Verb Technology Co., Inc. (a)	25	(1)
WM Technology, Inc. (a)	500	(435)
XTI Aerospace, Inc. (a)	1	0

		(33,953,231)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Technology Hardware & Equipment — (0.2)%
908 Devices, Inc. (a)	1,700	$(5,899)
Alpine 4 Holdings, Inc. (a)	1,525	(544)
Arlo Technologies, Inc. (a)	1,200	(14,532)
Belden, Inc.	300	(35,139)
Clearfield, Inc. (a)	2,100	(81,816)
Cognex Corp.	100	(4,050)
Coherent Corp. (a)	11,600	(1,031,356)
Daktronics, Inc. (a)	100	(1,291)
Dell Technologies, Inc.	200	(23,708)
Evolv Technologies Holdings, Inc. (a)	100	(405)
Harmonic, Inc. (a)	9,300	(135,501)
Insight Enterprises, Inc. (a)	100	(21,539)
IonQ, Inc. (a)	14,800	(129,352)
Lightwave Logic, Inc. (a)	6,800	(18,768)
Luna Innovations, Inc. (a)	1,000	(2,350)
MicroVision, Inc. (a)	1,100	(1,254)
Mirion Technologies, Inc. (a)	20,100	(222,507)
Neonode, Inc. (a)	1,100	(10,010)
Novanta, Inc. (a)	1,100	(196,812)
Ondas Holdings, Inc. (a)	8,000	(6,168)
Ouster, Inc. (a)	10,770	(67,851)
Powerfleet, Inc. NJ (a)	1,600	(8,000)
Red Cat Holdings, Inc. (a)	4,000	(10,160)
ScanSource, Inc. (a)	100	(4,803)
Seagate Technology Holdings PLC (b)	100	(10,953)
SmartRent, Inc. (a)	2,100	(3,633)
Super Micro Computer, Inc. (a)	15,000	(6,246,000)
Turtle Beach Corp. (a)	1,800	(27,612)
Ubiquiti, Inc.	600	(133,032)
Vontier Corp.	500	(16,870)

		(8,471,915)

Telecommunication Services — (0.1)%
AST SpaceMobile, Inc. (a)	47,700	(1,247,355)
AT&T, Inc.	400	(8,800)
Cogent Communications Holdings, Inc.	800	(60,736)
Consolidated Communications Holdings, Inc. (a)	6,000	(27,840)
Frontier Communications Parent, Inc. (a)	7,700	(273,581)
Liberty Latin America Ltd. (a)	9,700	(92,053)
Shenandoah Telecommunications Co.	1,100	(15,521)
Telephone & Data Systems, Inc.	6,700	(155,775)
U.S. Cellular Corp. (a)	1,200	(65,580)
Verizon Communications, Inc.	98,400	(4,419,144)

		(6,366,385)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Transportation — (0.4)%
Alaska Air Group, Inc. (a)	4,400	$(198,924)
Allegiant Travel Co.	4,200	(231,252)
American Airlines Group, Inc. (a)	182,700	(2,053,548)
Blade Air Mobility, Inc. (a)	7,200	(21,168)
Canadian Pacific Kansas City Ltd.	41,630	(3,561,030)
Freight Technologies, Inc. (a)	1	(2)
Frontier Group Holdings, Inc. (a)	6,300	(33,705)
Hertz Global Holdings, Inc. (a)	32,800	(108,240)
JetBlue Airways Corp. (a)	113,800	(746,528)
Joby Aviation, Inc. (a)	116,300	(584,989)
Landstar System, Inc.	100	(18,887)
Mesa Air Group, Inc. (a)	400	(484)
Saia, Inc. (a)	600	(262,356)
SkyWest, Inc. (a)	1,000	(85,020)
Southwest Airlines Co.	13,300	(394,079)
Surf Air Mobility, Inc. (a)	485	(650)
United Airlines Holdings, Inc. (a)	95,800	(5,466,348)
Wheels Up Experience, Inc. (a)	2,410	(5,832)
XPO, Inc. (a)	2,200	(236,522)

		(14,009,564)

Utilities — 0.0%
Altus Power, Inc. (a)	3,500	(11,130)
American Water Works Co., Inc.	2,000	(292,480)
Brookfield Infrastructure Corp.	11,900	(516,817)
Brookfield Renewable Corp.	17,700	(578,082)
Cadiz, Inc. (a)	4,046	(12,259)
Consolidated Edison, Inc. (b)	11	(1,145)
Constellation Energy Corp.	900	(234,018)
Dominion Energy, Inc. (b)	48	(2,774)
DTE Energy Co. (b)	101	(12,969)
Edison International (b)	29	(2,526)
Entergy Corp. (b)	75	(9,871)
Essential Utilities, Inc.	2,600	(100,282)
Eversource Energy (b)	135	(9,187)
Montauk Renewables, Inc. (a)	700	(3,647)
Public Service Enterprise Group, Inc. (b)	9,038	(806,280)
Sempra (b)	1,042	(87,142)
Southern Co.	2,200	(198,396)
Southwest Gas Holdings, Inc.	4,100	(302,416)
Spruce Power Holding Corp. (a)	1,000	(2,840)
Sunnova Energy International, Inc. (a),(b)	14,653	(142,720)
WEC Energy Group, Inc. (b)	721	(69,346)
Xcel Energy, Inc. (b)	35	(2,286)

		(3,398,613)

Total North America		(522,077,580)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
Oceania — (0.1)%
Automobiles & Components — 0.0%
Cenntro, Inc. (a)	2,500	$(2,925)

Materials — (0.1)%
BHP Group Ltd., ADR	26,700	(1,658,337)

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Alterity Therapeutics Ltd., ADR (a)	10	(13)

Software & Services — 0.0%
Iris Energy Ltd. (a)	24,900	(210,156)
Mawson Infrastructure Group, Inc. (a)	6,266	(7,770)

		(217,926)

Total Oceania		(1,879,201)

South America — 0.0%
Diversified Financials — 0.0%
Pagseguro Digital Ltd., Class A (a)	1,700	(14,637)
StoneCo Ltd. (a)	11,700	(131,742)

		(146,379)

Materials — 0.0%
Bioceres Crop Solutions Corp. (a)	1,400	(11,018)
ERO Copper Corp. (a)	1,200	(26,724)
Sigma Lithium Corp. (a)	24,300	(300,348)
Sociedad Quimica y Minera de Chile SA, ADR	20,200	(841,936)

		(1,180,026)

Software & Services — 0.0%
CI&T, Inc., Class A (a)	100	(679)

Utilities — 0.0%
Centrais Eletricas Brasileiras SA, ADR	300	(2,169)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	2,700	(44,658)

		(46,827)

Total South America		(1,373,911)

TOTAL COMMON STOCK (PROCEEDS $524,004,815)		(585,276,741)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Principal Amount		Value

CORPORATE BONDS & NOTES — (0.8)%
Africa — 0.0%
Multi-National — 0.0%
Banque Ouest Africaine de Developpement, 2.75%, 01/22/33 (b),(c)	1,302,000	EUR	$(1,203,285)
Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (b),(c)	$726,000		(655,142)

			(1,858,427)

Asia — (0.2)%
Energy-Alternate Sources — (0.1)%
Greenko Power II Ltd., 4.30%, 12/13/28 (b),(c)	2,677,972		(2,516,151)

Internet — (0.1)%
Alibaba Group Holding Ltd., 2.13%, 02/09/31 (b)	3,444,000		(3,010,251)

Total Asia			(5,526,402)

North America — (0.1)%
REITS — (0.1)%
Trust Fibra Uno, 7.38%, 02/13/34 (b),(c)	2,054,000		(2,114,621)

Telecommunications — 0.0%
America Movil SAB de CV, 6.38%, 03/01/35 (b)	794,000		(890,415)

Total North America			(3,005,036)

South America — (0.5)%
Iron/Steel — (0.2)%
Vale Overseas Ltd., 6.13%, 06/12/33 (b)	2,342,000		(2,480,239)
Vale Overseas Ltd., 6.88%, 11/10/39 (b)	2,159,000		(2,407,531)

			(4,887,770)

Mining — (0.2)%
Corp. Nacional del Cobre de Chile, 6.44%, 01/26/36 (b),(c)	5,145,000		(5,601,648)

Oil & Gas — (0.1)%
Ecopetrol SA, 8.38%, 01/19/36 (b)	3,607,000		(3,688,157)

Total South America			(14,177,575)

TOTAL CORPORATE BONDS & NOTES (PROCEEDS $23,548,506)			(24,567,440)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value

EXCHANGE-TRADED FUNDS — (0.9)%
Energy Select Sector SPDR Fund (b)	27,538	$(2,417,836)
Industrial Select Sector SPDR Fund (b)	13,370	(1,810,833)
iShares MSCI Taiwan ETF (b)	4,065	(218,982)
Materials Select Sector SPDR Fund (b)	2,600	(250,588)
Real Estate Select Sector SPDR Fund	29,540	(1,319,552)
SPDR S&P 500 ETF Trust	38,133	(21,879,190)
VanEck Semiconductor ETF	3,411	(837,230)
Vanguard Real Estate ETF (b)	2,906	(283,103)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $28,449,359)		(29,017,314)

	Principal Amount	Value
MORTGAGE BACKED SECURITIES — (10.7)%
North America — (10.7)%
U.S. Government Sponsored Agency Security — (10.7)%
Uniform Mortgage-Backed Security,
TBA, 30 Year Maturity, 5.00%, 06/25/52 (b),(n)	$391,000,000	(390,496,001)

TOTAL MORTGAGE BACKED SECURITIES (PROCEEDS $392,225,234)		(390,496,001)

SOVEREIGN DEBT — (1.4)%
Bahrain Government International Bonds, 7.50%, 09/20/47 (b),(c)	3,191,000	(3,262,823)
Colombia Government International Bonds,
3.25%, 04/22/32 (b)	4,126,000	(3,324,172)
8.00%, 11/14/35 (b)	10,097,000	(10,761,621)
Egypt Government International Bonds, 5.88%, 06/11/25 (b),(c)	2,637,000	(2,633,704)
Mexico Government International Bonds, 6.35%, 02/09/35 (b)	3,028,000	(3,173,237)
Nigeria Government International Bonds, 9.25%, 01/21/49 (b),(c)	5,465,000	(4,945,825)
Panama Government International Bonds, 7.50%, 03/01/31 (b)	2,593,000	(2,832,963)
Republic of South Africa Government International Bonds, 5.88%, 04/20/32 (b)	4,946,000	(4,928,071)
Turkey Government International Bonds,
7.38%, 02/05/25 (b)	1,553,000	(1,572,412)
8.00%, 02/14/34 (b)	8,752,000	(9,713,932)

TOTAL SOVEREIGN DEBT (PROCEEDS $45,584,711)		(47,148,760)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Security Description	Shares	Value
WARRANTS — 0.0%
Galectin Therapeutics, Inc. (a),(d)	1,340	$0
Salarius Pharmaceuticals, Inc. (a),(d)	1,000	0
Pulse Biosciences, Inc. (a),(d)	68	0
Pulse Biosciences, Inc. (a),(d)	68	0

TOTAL WARRANTS (PROCEEDS $0)		(0)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 0.0%
U.S. Treasury Notes 1.88%,07/15/34	$1,102,651	(1,129,583)

TOTAL U.S. TREASURY OBLIGATIONS (PROCEEDS $1,131,543)		(1,129,583)

RIGHTS — 0.0%
NeuroBo Pharmaceuticals, Inc. (a),(d)	92	(29)
Catalyst Biosciences, Inc. (a),(d)	4,600	0
Sesen Bio (a),(d)	25,568	0

TOTAL RIGHTS (PROCEEDS $541)		(29)

TOTAL SECURITIES SOLD SHORT — (29.4)% (PROCEEDS $1,014,944,709)		$(1,077,635,868)

Footnote Legend:

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.
(a)	Non-income producing.
(b)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(c)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(d)	Security is valued using significant unobservable inputs.
(e)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(f)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of September 30, 2024.

(g)	Non-interest bearing bond.
(h)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of September 30, 2024. Maturity date presented is the ultimate maturity.
(i)

Security is an Interest Only (IO) bond, which represents the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

(j)	All or a portion of the security represents an unsettled loan commitment at September 30, 2024 where the rate will be determined at time of settlement.
(k)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(l)	Security is perpetual in nature and has no stated maturity.
(m)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(n)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(o)

Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of Aeolus Property Catastrophe Keystone PF Fund LP, PIMCO ILS Fund SP II,Atreides Co., Asgard Fixed Income Risk Premia Fund, Rokos Global Macro Fund Ltd. and Kirkoswald GlobalLtd., 1/2/2019, 12/30/2019, 7/1/2021, 8/2/2021, 9/1/2021 and 5/1/2024. Amounts to $370,783,895 and represents 10.1% of Net Assets.

(p)	Repurchase agreements may additionally have cash collateral held to meet collateral requirements.
(q)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(r)	Assets, other than investments in securities, less liabilities other than securities sold short.

Options Written Contracts Outstanding at September 30, 2024

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

Exchange-Traded Call Options Written
CALIFORNIA CARBON ALLOWANCE VINTAGE DEC24	40.00 USD	12/16/24	(500)	(20,000)	$(196,250)	$(287,000)	$(90,750)
CBOE SPX VOLATILITY INDX DEC 24	30.00 USD	12/18/24	(1,588)	(47,640)	(229,503)	(190,560)	38,943
COPPER DEC24	550.00 USD	11/25/24	(132)	(72,600)	(115,090)	(52,800)	62,290
COPPER NOV24	565.00 USD	11/25/24	(41)	(23,165)	(57,319)	(11,788)	45,531
CORN DEC24	480.00 USD	11/22/24	(117)	(56,160)	(25,231)	(6,581)	18,650
CRUDE OIL FUT DEC 24	150.00 USD	11/15/24	(100)	(15,000)	(52,703)	(1,000)	51,703
CRUDE OIL FUT DEC 24	165.00 USD	11/15/24	(25)	(4,125)	(12,410)	(250)	12,160
CRUDE OIL FUT FEB 25	120.00 USD	01/15/25	(130)	(15,600)	(16,436)	(6,500)	9,936
CRUDE OIL FUT JUN 25	105.00 USD	05/15/25	(125)	(13,125)	(37,054)	(37,500)	(446)
CRUDE OIL FUT NOV 24	120.00 USD	10/17/24	(195)	(23,400)	(22,821)	(1,950)	20,871
LME COPPER 3MO CALL	12,500.00 USD	12/04/24	(19)	(237,500)	(191,841)	(17,361)	174,480
NAT GAS EURO OPT APR26	8.00 USD	03/26/26	(50)	(400)	(85,500)	(13,400)	72,100
NAT GAS EURO OPT AUG26	8.00 USD	07/28/26	(50)	(400)	(85,500)	(23,650)	61,850
NAT GAS EURO OPT DEC26	8.00 USD	11/24/26	(50)	(400)	(85,500)	(70,000)	15,500

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT FEB26	8.00 USD	01/27/26	(50)	(400)	$(85,500)	$(94,350)	$(8,850)
NAT GAS EURO OPT JAN26	8.00 USD	12/26/25	(50)	(400)	(85,500)	(91,450)	(5,950)
NAT GAS EURO OPT JUL26	8.00 USD	06/25/26	(50)	(400)	(85,500)	(20,950)	64,550
NAT GAS EURO OPT JUN26	8.00 USD	05/26/26	(50)	(400)	(85,500)	(16,400)	69,100
NAT GAS EURO OPT MAR26	8.00 USD	02/24/26	(50)	(400)	(85,500)	(62,700)	22,800
NAT GAS EURO OPT MAY26	8.00 USD	04/27/26	(50)	(400)	(85,500)	(13,450)	72,050
NAT GAS EURO OPT NOV 24	3.50 USD	10/28/24	(150)	(525)	(148,812)	(66,450)	82,362
NAT GAS EURO OPT NOV26	8.00 USD	10/27/26	(50)	(400)	(85,500)	(45,800)	39,700
NAT GAS EURO OPT OCT26	8.00 USD	09/25/26	(50)	(400)	(85,500)	(29,900)	55,600
NAT GAS EURO OPT SEP26	8.00 USD	08/26/26	(50)	(400)	(85,500)	(25,050)	60,450
SILVER DEC24	36.00 USD	11/25/24	(35)	(1,260)	(163,424)	(79,625)	83,799
SILVER DEC24	45.00 USD	11/25/24	(79)	(3,555)	(178,770)	(26,070)	152,700
SILVER DEC24	50.00 USD	11/25/24	(80)	(4,000)	(87,842)	(14,400)	73,442

					$(2,561,506)	$(1,306,935)	$1,254,571

Exchange-Traded Put Options Written
3 MONTH SOFR	95.00 USD	12/13/24	(390)	(37,050)	$(13,013)	$(4,875)	$8,138
BRENT CRUDE JAN25	60.00 USD	11/26/24	(1)	(60)	(620)	(680)	(60)
BRENT CRUDE JAN25	70.00 USD	11/26/24	(1)	(70)	(1,290)	(3,050)	(1,760)
CALIFORNIA CARBON ALLOWANCE VINTAGE DEC25	35.00 USD	12/15/25	(250)	(8,750)	(898,125)	(876,000)	22,125
CBOE SPX VOLATILITY INDX DEC 24	15.00 USD	12/18/24	(3,968)	(59,520)	(248,529)	(309,504)	(60,975)
CRUDE OIL FUT DEC 24	50.00 USD	11/15/24	(25)	(1,250)	(107,409)	(4,750)	102,659
CRUDE OIL FUT DEC 24	63.00 USD	11/15/24	(25)	(1,575)	(44,956)	(39,500)	5,456
CRUDE OIL FUT MAR 25	45.00 USD	02/14/25	(55)	(2,475)	(26,803)	(27,500)	(697)
DJ EURO STOXX 50 OCT 24	4,750.00 EUR	10/18/24	(1,494)	(7,096,500)	(684,090)	(196,239)	487,851
E-MINI S&P 500 INDEX	5,400.00 USD	10/18/24	(119)	(642,600)	(378,781)	(45,815)	332,966
E-MINI S&P 500 INDEX	5,670.00 USD	10/18/24	(125)	(708,750)	(279,754)	(175,000)	104,754
S&P 500 INDEX	4,650.00 USD	11/15/24	(442)	(2,055,300)	(1,676,423)	(327,080)	1,349,343
SGX IRON ORE APR 25	85.00 USD	04/30/25	(104)	(8,840)	(28,626)	(24,232)	4,394
SGX IRON ORE FEB 25	85.00 USD	02/28/25	(104)	(8,840)	(28,626)	(13,416)	15,210
SGX IRON ORE JAN 25	85.00 USD	01/31/25	(104)	(8,840)	(28,626)	(8,424)	20,202
SGX IRON ORE JUN 25	85.00 USD	06/30/25	(104)	(8,840)	(28,626)	(33,800)	(5,174)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
SGX IRON ORE MAR 25	85.00 USD	03/28/25	(104)	(8,840)	$(28,626)	$(18,720)	$9,906
SGX IRON ORE MAY 25	85.00 USD	05/30/25	(104)	(8,840)	(28,626)	(28,496)	130

					$(4,531,549)	$(2,137,081)	$2,394,468

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

OTC Call Options Written
CDX IG42 CREDIT SWAPTION CALL 110 12/18/2024	Goldman Sachs & Co., LLC	110.00 USD	12/18/24	(2,576,000,000)	(283,360,000,000)	$(2,964,976)	$(503,973)	$2,461,003
LME NICKEL 3MO CALL	Morgan Stanley Capital Services LLC	60,000.00 USD	12/04/24	(1,260)	(75,600,000)	(2,568)	(4)	2,564
USD CNH FX OPTION CALL 7.17 10/21/24	JPMorgan Chase Bank, N.A.	7.17 USD	10/21/24	(124,500,000)	(892,665,000)	(87,150)	(57,591)	29,559
XAG USD FX OPTION CALL 45 6/18/25	J.P. Morgan Securities LLC	45.00 USD	06/18/25	(100,000)	(4,500,000)	(73,000)	(78,741)	(5,741)

						$(3,127,694)	$(640,309)	$2,487,385

Total Options Written Outstanding						$(10,220,749)	$(4,084,325)	$6,136,424

Reverse Repurchase Agreements Outstanding at September 30, 2024

Counterparty	Interest Rate	Trade Rate	Maturity Date		Face Value	Face Value Including Accrued Interest
Barclays Capital, Inc.	3.65%	9/17/2024	On Demand	[1]	$2,880,450	$2,884,247
Barclays Capital, Inc.	3.65%	9/18/2024	On Demand	[1]	721,141	722,018
JPMorgan Chase Bank, N.A.	5.07%	9/25/2024	10/2/2024		2,233,888	2,235,776

Total Reverse Repurchase Agreements Outstanding					$5,835,479	$5,842,041

[1]	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Future Contracts Outstanding at September 30, 2024

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)

Long Futures
1 Year Mid-Curve 3 Month Eurodollar Option	164	EUREX	19,517,580 EUR	12/06/24	$189,926
3 Month Eurodollar	1,117	LIFFE	270,883,040 EUR	12/16/24	485,623
3 Month Eurodollar	550	LIFFE	134,560,086 EUR	09/15/25	448,643
3 Month Eurodollar	96	LIFFE	23,514,910 EUR	12/15/25	56,426
3 Month Eurodollar	779	LIFFE	190,844,025 EUR	03/16/26	380,753
3 Month Eurodollar	836	LIFFE	204,674,604 EUR	06/15/26	464,291
3 Month Eurodollar	1,058	LIFFE	258,937,253 EUR	09/14/26	539,150
3 Month SOFR	903	CME	216,666,856 USD	03/19/25	(37,156)
3 Month SOFR	325	CME	78,848,276 USD	12/17/25	(88,589)
3 Month SOFR	585	CME	141,772,246 USD	03/18/26	90,254
3 Month SOFR	644	CME	156,195,061 USD	06/17/26	15,189
3 Month SOFR	524	CME	126,967,362 USD	09/16/26	128,838
3 Month SOFR	1,025	CME	248,942,368 USD	12/16/26	(392,680)
Aluminium	30	LME	1,903,770 USD	10/16/24	61,043
Aluminium	74	LME	4,630,962 USD	12/18/24	203,328
Australian 10-Year Bond	380	SFE	44,624,452 AUD	12/16/24	(272,302)
Australian Dollar Currency	330	CME	22,164,654 USD	12/16/24	686,196
Brent Crude	25	ICE	120,000 USD	10/28/24	(76,000)
Brent Crude	482	ICE	35,092,506 USD	10/31/24	(533,106)
Brent Crude	100	ICE	262,000 USD	04/25/25	7,000
Brent Crude	105	NYMEX	7,526,750 USD	04/30/25	(67,550)
Brent Crude	35	ICE	2,493,550 USD	04/30/25	(7,150)
Brent Crude	10	ICE	5,500 USD	05/01/25	4,400
Brent Crude	10	ICE	5,500 USD	06/02/25	4,300
Brent Crude	10	ICE	5,500 USD	07/01/25	4,300
Brent Crude	41	NYMEX	2,894,940 USD	10/31/25	3,760
Brent Crude	8	ICE	609,630 USD	10/31/25	(44,030)
British Pound Currency	476	GBX	38,948,396 USD	12/16/24	839,254
CAC40 Index	72	MAT	5,393,146 EUR	10/18/24	127,449
California Carbon Allowance Vintage DEC24	3,596	ICE	123,803,627 USD	12/24/24	6,083,893
Canadian 10-Year Bond	115	MOE	14,268,050 CAD	12/18/24	79,929
Canadian Dollar Currency	295	CME	21,866,022 USD	12/17/24	(9,472)
Cattle	717	CME	53,076,466 USD	02/28/25	225,314
CBOE Volatility Index	30	CBOE	555,116 USD	10/16/24	10,159
CBOE Volatility Index	83	CBOE	1,503,816 USD	12/20/24	(10,363)
CBOE Volatility Index	7	CBOE	131,473 USD	01/22/25	(1,619)
Chicago CG Basis	60	ICE	52,538 USD	11/04/24	(84,038)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Chicago CG Basis	62	ICE	54,289 USD	12/03/24	$(13,989)
Chicago CG Basis	62	ICE	54,289 USD	01/03/25	78,236
Chicago CG Basis	56	ICE	49,035 USD	02/04/25	64,715
Chicago CG Basis	62	ICE	54,289 USD	03/04/25	(60,489)
Cocoa	19	NYBOT	1,398,620 USD	12/13/24	68,560
Cocoa	9	NYBOT	550,333 USD	03/14/25	22,517
Coffee ‘C’	27	NYBOT	2,397,529 USD	12/18/24	338,752
Coffee ‘C’	377	NYBOT	34,348,657 USD	03/19/25	3,532,774
Copper	22	LME	4,973,787 USD	10/16/24	370,051
Copper	186	LME	46,185,657 USD	12/18/24	(521,030)
Copper	53	CMX	5,519,047 USD	12/27/24	513,678
Copper	310	CMX	34,274,754 USD	03/27/25	1,173,746
Copper	16	LME	4,362,000 USD	06/18/25	(367,672)
Corn	1,291	CBT	26,676,290 USD	12/13/24	741,323
Cotton No.2	634	NYBOT	22,596,983 USD	12/06/24	737,387
DAX Index	24	EUREX	11,318,725 EUR	12/20/24	426,420
DJIA mini E-CBOT	100	CBT	21,054,842 USD	12/20/24	266,658
Dominion Sp	93	ICE	196,075 USD	01/01/25	36,231
Dominion Sp	84	ICE	177,100 USD	02/01/25	39,025
Dominion Sp	93	ICE	196,075 USD	03/01/25	71,687
Dominion Sp	30	ICE	61,125 USD	04/01/25	19,688
Dominion Sp	31	ICE	63,163 USD	05/01/25	7,944
Dominion Sp	30	ICE	61,125 USD	06/01/25	(1,313)
Emerging Markets Index	130	NYSE	7,166,005 USD	12/20/24	456,545
E-Mini Russell Index	106	ICE	11,780,263 USD	12/20/24	140,497
E-Mini S&P 500 Index	230	CME	65,317,875 USD	12/20/24	1,546,000
E-Mini S&P Mid Cap 400 Index	5	CME	1,550,280 USD	12/20/24	24,020
Euro FX	209	CME	28,928,266 USD	12/16/24	244,215
Euro OAT	58	EUREX	7,354,300 EUR	12/06/24	2,694
Euro Stoxx 50	183	EUREX	9,112,568 EUR	12/20/24	102,779
Euro-BTP	152	EUREX	18,108,929 EUR	12/06/24	394,624
Euro-BTP	375	EUREX	40,058,330 EUR	12/06/24	353,893
Euro-Bund	189	EUREX	25,215,250 EUR	12/06/24	316,836
Euro-Schatz	637	EUREX	68,043,576 EUR	12/06/24	252,573
FTSE 100 Index	155	LIFFE	12,961,524 GBP	12/20/24	(152,879)
FTSE/MIB Index	26	MIL	4,370,155 EUR	12/20/24	63,155
Gas Oil	814	ICE	52,894,450 USD	11/12/24	849,900
Gasoline RBOB	628	NYMEX	51,509,944 USD	10/31/24	(469,746)
Gasoline RBOB	13	NYMEX	1,065,582 USD	12/30/25	(54,991)
Gold	178	CMX	44,475,904 USD	12/27/24	2,861,416
Heating Oil	694	NYMEX	62,722,654 USD	10/31/24	73,797
Henry Hub	341	ICE	3,813,388 USD	01/01/25	(742,683)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Henry Hub	713	ICE	6,577,903 USD	01/01/26	$965,637
Henry Hub	644	ICE	5,941,331 USD	02/01/26	530,869
Henry Hub	713	ICE	6,577,903 USD	03/01/26	(285,678)
Henry Hub	690	ICE	6,365,712 USD	04/01/26	(804,312)
Henry Hub	713	ICE	6,577,903 USD	05/01/26	(788,343)
Henry Hub	690	ICE	6,365,712 USD	06/01/26	(561,087)
Henry Hub	713	ICE	6,577,903 USD	07/01/26	(342,718)
Henry Hub	713	ICE	6,577,903 USD	08/01/26	(292,808)
Henry Hub	690	ICE	6,365,712 USD	09/01/26	(316,137)
Henry Hub	713	ICE	6,577,903 USD	10/01/26	(203,683)
Henry Hub	690	ICE	6,365,712 USD	11/01/26	234,138
Henry Hub	713	ICE	6,577,903 USD	12/01/26	899,685
HKG Hang Seng Index	39	HFE	36,603,050 HKD	10/30/24	628,910
ICE 3 Month Sonia	848	ICE	203,769,821 GBP	06/17/25	(433,200)
ICE 3 Month Sonia	172	ICE	41,579,554 GBP	03/17/26	(84,300)
ICE 3 Month Sonia	450	ICE	108,651,541 GBP	06/16/26	(13,758)
ICE 3 Month Sonia	514	ICE	124,111,957 GBP	09/15/26	(17,490)
ICE 3 Month Sonia	577	ICE	139,550,653 GBP	12/15/26	(332,136)
Japan Yen Currency	35	OSE	5,057,700,000 JPY	12/20/24	35,137
Korean 10 Year Bond	74	KFE	8,677,240,000 KRW	12/17/24	6,791
Korean 3 Year Bond	115	KFE	12,217,600,000 KRW	12/17/24	9,673
Lean Hogs	356	CME	10,460,522 USD	12/17/24	(26,162)
Long Gilt	70	LIFFE	6,941,514 GBP	12/27/24	(68,738)
Mexican Peso Currency	142	CME	3,604,265 USD	12/16/24	(35,095)
NASDAQ 100 E-Mini	30	CME	11,866,593 USD	12/20/24	290,157
Natural Gas	114	NYMEX	3,232,910 USD	10/29/24	99,310
Natural Gas	171	NYMEX	8,570,227 USD	11/01/24	(3,571,897)
Natural Gas	258	NYMEX	8,201,485 USD	11/26/24	428,615
Natural Gas	196	NYMEX	9,512,937 USD	12/01/24	(2,956,737)
Natural Gas	68	NYMEX	2,379,320 USD	12/27/24	70,040
Natural Gas	54	NYMEX	1,772,360 USD	01/29/25	109,000
Natural Gas	32	NYMEX	971,555 USD	02/01/25	143,325
Natural Gas	121	NYMEX	3,641,123 USD	02/26/25	211,517
Natural Gas	32	NYMEX	971,555 USD	03/01/25	47,325
Natural Gas	93	NYMEX	2,711,935 USD	03/27/25	104,105
Natural Gas	28	NYMEX	919,648 USD	04/01/25	(71,808)
Natural Gas	73	NYMEX	2,459,273 USD	04/28/25	(224,743)
Natural Gas	28	NYMEX	919,648 USD	05/01/25	(62,568)
Natural Gas	38	NYMEX	1,735,267 USD	05/28/25	(521,927)
Natural Gas	28	NYMEX	919,648 USD	06/01/25	(25,608)
Natural Gas	36	NYMEX	1,204,080 USD	06/26/25	(3,480)
Natural Gas	28	NYMEX	919,648 USD	07/01/25	14,152
Natural Gas	39	NYMEX	1,665,111 USD	07/29/25	(355,101)
Natural Gas	28	NYMEX	919,648 USD	08/01/25	20,872

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	74	NYMEX	2,795,671 USD	08/27/25	$(326,291)
Natural Gas	28	NYMEX	919,648 USD	09/01/25	14,712
Natural Gas	18	NYMEX	640,500 USD	09/26/25	(26,340)
Natural Gas	28	NYMEX	919,648 USD	10/01/25	35,712
Natural Gas	77	NYMEX	3,124,189 USD	10/29/25	(316,769)
Natural Gas	32	NYMEX	971,555 USD	11/01/25	195,165
Natural Gas	40	NYMEX	1,825,671 USD	11/25/25	(224,071)
Natural Gas	32	NYMEX	971,555 USD	12/01/25	309,725
Natural Gas	54	NYMEX	2,034,693 USD	01/01/27	352,647
Natural Gas	54	NYMEX	2,034,693 USD	02/01/27	228,447
Natural Gas	54	NYMEX	2,034,693 USD	03/01/27	(88,533)
Natural Gas	54	NYMEX	2,034,693 USD	04/01/27	(308,853)
Natural Gas	54	NYMEX	2,034,693 USD	05/01/27	(300,213)
Natural Gas	54	NYMEX	2,034,693 USD	06/01/27	(234,333)
Natural Gas	54	NYMEX	2,034,693 USD	07/01/27	(163,593)
Natural Gas	54	NYMEX	2,034,693 USD	08/01/27	(140,373)
Natural Gas	54	NYMEX	2,034,693 USD	09/01/27	(148,473)
Natural Gas	54	NYMEX	2,034,693 USD	10/01/27	(107,973)
Natural Gas	54	NYMEX	2,034,693 USD	11/01/27	32,427
Natural Gas	54	NYMEX	2,034,693 USD	12/01/27	240,327
New Zealand Dollar	330	ICE	20,456,289 USD	12/16/24	513,560
Nikkei Index	10	OSE	350,800,000 JPY	12/13/24	199,687
NY Harbor ULSD	85	NYMEX	7,774,217 USD	11/29/24	(51,950)
OMXS30 Index	191	SOM	48,645,065 SEK	10/18/24	148,364
Palladium	2	NYMEX	215,300 USD	12/27/24	(15,260)
Platinum	1	NYMEX	51,124 USD	01/29/25	(1,569)
S&P ASX Share Price Index 200	45	SFE	9,217,725 AUD	12/19/24	87,473
S&P TSX 60 Index	36	MOE	10,239,190 CAD	12/20/24	118,666
Silver	41	CMX	6,353,395 USD	12/27/24	95,495
Soybean	7	CBT	351,575 USD	11/14/24	18,375
Soybean	38	CBT	1,311,710 USD	12/13/24	(13,630)
Soybean	745	CBT	25,653,806 USD	01/14/25	(182,256)
Soybean Oil	487	CBT	12,144,384 USD	12/13/24	510,798
Sugar	41	NYBOT	1,050,080 USD	02/28/25	(18,258)
Sugar	1,003	NYBOT	22,620,202 USD	04/30/25	1,026,526
Swiss Franc Currency	15	CME	2,221,831 USD	12/16/24	11,388
TETCO M3 Basis	31	ICE	22,863 USD	12/03/24	(3,488)
TOPIX	33	OSE	835,955,000 JPY	12/13/24	262,446
Trans Z4 Basis	31	ICE	31,775 USD	01/03/25	(1,744)
U.S. Treasury 10-Year Note	2,347	CBT	269,982,930 USD	12/19/24	(1,764,836)
U.S. Treasury 2-Year Note	349	CBT	72,517,521 USD	12/31/24	159,002
U.S. Treasury 5-Year Note	2,294	CBT	251,157,016 USD	12/31/24	914,157
U.S. Treasury Long Bond	118	CBT	14,777,670 USD	12/19/24	(123,545)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
U.S. Treasury Ultra 10-Year Bond	53	CBT	6,277,281 USD	12/19/24	$(7,547)
U.S. Treasury Ultra Long Bond	41	CBT	5,491,937 USD	12/19/24	(35,094)
VSTOXX	2,382	EUREX	148,875 EUR	10/16/24	(145,834)
VSTOXX	830	EUREX	68,475 EUR	11/20/24	(50,815)
VSTOXX	1,190	EUREX	86,275 EUR	11/20/24	(36,428)
VSTOXX	1,245	EUREX	105,825 EUR	11/20/24	(41,576)
VSTOXX	830	EUREX	145,250 EUR	12/18/24	(13,859)
VSTOXX	830	EUREX	45,650 EUR	12/18/24	18,478
VSTOXX	6,225	EUREX	415,000 EUR	12/18/24	(63,519)
VSTOXX	3,320	EUREX	234,475 EUR	12/18/24	(20,788)
Western Hub Real-Time Peak Daily Mini	4	ICE	57,664 USD	12/03/24	384
Western Hub Real-Time Peak Daily Mini	10	ICE	184,906 USD	02/04/25	51,990
Western Hub Real-Time Peak Daily Mini	10	ICE	156,996 USD	02/04/25	63,112
Western Hub Real-Time Peak Daily Mini	10	ICE	168,096 USD	03/04/25	19,744
Western Hub Real-Time Peak Daily Mini	10	ICE	140,976 USD	03/05/25	29,392
Western Hub Real-Time Peak Daily Mini	10	ICE	163,004 USD	04/02/25	(611)
Western Hub Real-Time Peak Daily Mini	10	ICE	176,501 USD	04/02/25	(20,261)
Western Hub Real-Time Peak Daily Mini	10	ICE	147,384 USD	05/02/25	(21,712)
Western Hub Real-Time Peak Daily Mini	10	ICE	184,906 USD	05/02/25	(22,986)
Western Hub Real-Time Peak Daily Mini	10	ICE	163,404 USD	06/03/25	(30,804)
Western Hub Real-Time Peak Daily Mini	10	ICE	176,501 USD	06/03/25	(15,221)
Western Hub Real-Time Peak Daily Mini	10	ICE	153,792 USD	07/02/25	(35,712)
Western Hub Real-Time Peak Daily Mini	10	ICE	176,501 USD	07/02/25	(8,501)
Western Hub Real-Time Peak Daily Mini	10	ICE	156,996 USD	08/04/25	(4,508)
Western Hub Real-Time Peak Daily Mini	10	ICE	184,906 USD	08/04/25	60,790
Western Hub Real-Time Peak Daily Mini	10	ICE	163,404 USD	09/03/25	(25,500)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Western Hub Real-Time Peak Daily Mini	10	ICE	176,501 USD	09/03/25	$28,459
Western Hub Real-Time Peak Daily Mini	10	ICE	153,792 USD	10/02/25	(31,488)
Western Hub Real-Time Peak Daily Mini	10	ICE	176,501 USD	10/02/25	(4,133)
Western Hub Real-Time Peak Daily Mini	10	ICE	150,588 USD	11/04/25	(17,484)
Western Hub Real-Time Peak Daily Mini	10	ICE	193,310 USD	11/04/25	(10,782)
Western Hub Real-Time Peak Daily Mini	10	ICE	167,009 USD	11/26/25	(417)
Western Hub Real-Time Peak Daily Mini	10	ICE	159,691 USD	12/02/25	(10,427)
Western Hub Real-Time Peak Daily Mini	10	ICE	156,996 USD	01/05/26	33,320
Western Hub Real-Time Peak Daily Mini	10	ICE	184,906 USD	01/05/26	17,670
Wheat	979	CBT	27,458,321 USD	12/13/24	1,128,479
WTI Crude	227	NYMEX	15,489,176 USD	10/22/24	(14,586)
WTI Crude	23	NYMEX	1,581,624 USD	12/19/24	(29,124)
WTI Crude	8	NYMEX	552,150 USD	02/20/25	(14,550)
WTI Crude	61	NYMEX	4,085,367 USD	05/20/25	(2,637)
Zinc	35	LME	2,596,224 USD	10/16/24	87,646

					$17,487,959

Short Futures
1 Year Mid-Curve 3 Month Eurodollar Option	13	EUREX	1,554,224 EUR	12/06/24	(7,153)
3 Month Eurodollar	1,479	LIFFE	360,250,669 EUR	03/17/25	(1,189,992)
3 Month Eurodollar	865	LIFFE	211,077,688 EUR	06/16/25	(1,015,400)
3 Month SOFR	92	CME	21,949,462 USD	03/19/25	(121,338)
3 Month SOFR	830	CME	199,728,962 USD	06/18/25	(477,413)
3 Month SOFR	735	CME	177,977,012 USD	09/17/25	125,387
3 Month SOFR	45	CME	10,814,037 USD	12/17/25	(91,150)
3 Month SOFR	44	CME	10,588,137 USD	03/18/26	(81,863)
3 Month SOFR	43	CME	10,352,750 USD	06/17/26	(77,438)
3 Month SOFR	38	CME	9,148,737 USD	09/16/26	(68,163)
3 Month SOFR	45	CME	10,855,012 USD	12/16/26	(56,925)
3 Month SOFR	26	CME	6,279,175 USD	03/17/27	(23,225)
3 Month SOFR	28	CME	6,750,887 USD	06/16/27	(34,213)
3 Month SOFR	16	CME	3,858,962 USD	09/15/27	(17,038)
3 Month SOFR	31	CME	7,481,787 USD	12/15/27	(26,025)
3 Month SOFR	29	CME	6,998,837 USD	03/15/28	(22,425)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
3 Month SOFR	24	CME	5,787,675 USD	06/20/28	$(21,225)
3 Month SOFR	23	CME	5,543,775 USD	09/19/28	(21,363)
3 Month SOFR	25	CME	6,029,792 USD	12/20/28	(17,396)
3 Month SOFR	11	CME	2,658,925 USD	03/21/29	(1,013)
3 Month SOFR	10	CME	2,414,275 USD	06/18/29	(2,975)
3 Month SOFR	3	CME	725,712 USD	09/18/29	763
3 Month SOFR	1	CME	241,650 USD	12/19/29	88
Aluminium	30	LME	1,782,750 USD	10/16/24	(182,063)
Aluminium	74	LME	4,659,550 USD	12/18/24	(174,741)
Australian Dollar Currency	21	CME	1,413,705 USD	12/16/24	(40,440)
Brazilian Real Currency	124	CME	2,259,999 USD	11/01/24	(9,201)
Brent Crude	50	ICE	115,500 USD	10/28/24	105,500
Brent Crude	117	ICE	8,493,640 USD	10/31/24	104,740
Brent Crude	403	ICE	29,095,593 USD	11/29/24	297,213
Brent Crude	3	ICE	214,470 USD	12/30/24	630
Brent Crude	35	ICE	2,512,050 USD	01/31/25	20,750
Brent Crude	35	ICE	2,500,359 USD	02/28/25	11,159
Brent Crude	110	ICE	7,953,224 USD	03/31/25	134,424
Brent Crude	100	ICE	43,500 USD	04/25/25	(500)
Brent Crude	25	NYMEX	1,744,250 USD	10/31/26	(13,750)
California Carbon Allowance Vintage DEC25	38	ICE	1,425,000 USD	12/24/25	(23,180)
Canadian Dollar Currency	161	CME	11,876,003 USD	12/17/24	(52,487)
Cattle	677	CME	49,809,436 USD	12/31/24	(234,404)
CBOE Volatility Index	44	CBOE	785,809 USD	11/20/24	(10,481)
CBOE Volatility Index	64	CBOE	1,197,890 USD	02/19/25	(8,542)
CBOE Volatility Index	64	CBOE	1,205,392 USD	03/18/25	(9,008)
Coffee ‘C’	345	NYBOT	31,829,863 USD	12/18/24	(3,133,731)
Copper	186	LME	44,124,994 USD	12/18/24	(1,539,634)
Copper	302	CMX	33,147,335 USD	12/27/24	(1,227,815)
Copper	25	LME	6,363,575 USD	06/18/25	122,437
Corn	81	CBT	1,643,897 USD	12/13/24	(76,341)
Corn	1,292	CBT	27,847,809 USD	03/14/25	(656,941)
Cotton No.2	717	NYBOT	26,282,221 USD	03/07/25	(734,339)
Dominion Sp	31	ICE	86,800 USD	07/01/25	(14,725)
Dominion Sp	31	ICE	86,800 USD	08/01/25	(7,169)
Dominion Sp	30	ICE	84,000 USD	09/01/25	6,188
Dominion Sp	31	ICE	86,800 USD	10/01/25	12,594
Dominion Sp	30	ICE	69,375 USD	11/01/25	18,375
Dominion Sp	31	ICE	71,687 USD	01/05/26	(7,363)
Dominion Sp	28	ICE	64,750 USD	02/03/26	(13,300)
Dominion Sp	31	ICE	71,687 USD	03/03/26	(23,638)
E-Mini S&P 500 Index	39	CME	11,302,422 USD	12/20/24	(35,366)
Euro FX	36	CME	5,001,199 USD	12/16/24	(23,726)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Euro Stoxx 50	835	EUREX	41,886,304 EUR	12/20/24	$(127,117)
Euro-Bund	28	EUREX	3,766,573 EUR	12/06/24	(12,452)
Euro-Buxl	24	EUREX	3,257,876 EUR	12/06/24	(14,297)
FTSE Taiwan Index	18	SING	1,367,200 USD	10/30/24	23,680
Gas Oil	160	ICE	10,655,425 USD	11/12/24	91,425
Gas Oil	726	ICE	47,005,957 USD	12/12/24	(655,943)
Gas Oil	70	ICE	4,549,341 USD	01/10/25	(46,159)
Gas Oil	146	ICE	9,498,637 USD	02/12/25	(89,913)
Gasoline RBOB	69	NYMEX	5,460,814 USD	10/31/24	(147,105)
Gasoline RBOB	488	NYMEX	39,710,430 USD	11/29/24	640,955
Globex Natural Gas	4	NYMEX	117,000 USD	11/24/24	80
Globex Natural Gas	13	NYMEX	531,600 USD	12/26/24	63,340
Globex Natural Gas	13	NYMEX	528,950 USD	01/28/25	76,030
Globex Natural Gas	13	NYMEX	518,900 USD	02/25/25	104,980
Globex Natural Gas	13	NYMEX	508,790 USD	03/26/25	115,150
Globex Natural Gas	13	NYMEX	508,400 USD	04/25/25	110,470
Globex Natural Gas	13	NYMEX	511,700 USD	05/27/25	96,610
Globex Natural Gas	13	NYMEX	515,510 USD	06/25/25	81,960
Globex Natural Gas	13	NYMEX	516,170 USD	07/28/25	79,500
Globex Natural Gas	13	NYMEX	517,370 USD	09/25/25	73,810
Globex Natural Gas	13	NYMEX	515,240 USD	09/25/25	81,430
Globex Natural Gas	13	NYMEX	526,700 USD	10/28/25	52,720
Heating Oil	115	NYMEX	10,279,677 USD	10/31/24	(126,075)
Heating Oil	23	NYMEX	2,109,904 USD	02/28/25	14,746
Heating Oil	70	NYMEX	6,505,869 USD	05/30/25	143,709
Henry Hub	1,140	ICE	12,462,277 USD	10/29/24	4,131,727
Henry Hub	1,158	ICE	12,538,901 USD	12/01/24	2,855,126
Henry Hub	58	NYMEX	583,700 USD	12/25/24	61,410
Henry Hub	31	ICE	272,412 USD	01/01/25	(6,743)
Henry Hub	58	NYMEX	583,700 USD	01/28/25	78,520
Henry Hub	168	ICE	1,793,186 USD	02/01/25	329,906
Henry Hub	58	NYMEX	583,700 USD	02/28/25	122,020
Henry Hub	155	ICE	1,659,996 USD	03/01/25	426,196
Henry Hub	58	NYMEX	583,700 USD	03/28/25	144,640
Henry Hub	120	ICE	1,230,724 USD	04/01/25	322,324
Henry Hub	58	NYMEX	583,700 USD	04/28/25	139,855
Henry Hub	155	ICE	1,656,198 USD	05/01/25	470,061
Henry Hub	58	NYMEX	583,700 USD	05/28/25	120,715
Henry Hub	150	ICE	1,602,772 USD	06/01/25	405,397
Henry Hub	155	ICE	1,656,198 USD	07/01/25	363,886
Henry Hub	58	NYMEX	583,700 USD	07/01/25	100,125
Henry Hub	155	ICE	1,656,198 USD	08/01/25	354,586
Henry Hub	58	NYMEX	583,700 USD	08/01/25	96,645
Henry Hub	150	ICE	1,602,772 USD	09/01/25	351,397

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Henry Hub	58	NYMEX	583,700 USD	09/01/25	$99,835
Henry Hub	93	ICE	890,087 USD	10/01/25	96,797
Henry Hub	58	NYMEX	583,700 USD	10/01/25	88,960
Henry Hub	180	ICE	1,940,696 USD	11/01/25	299,996
Henry Hub	58	NYMEX	583,700 USD	11/01/25	55,030
Henry Hub	186	ICE	2,037,936 USD	12/01/25	176,076
Henry Hub	58	NYMEX	583,700 USD	12/01/25	3,120
Henry Hub	30	NYMEX	279,750 USD	12/26/25	(37,650)
Henry Hub	30	NYMEX	279,750 USD	01/27/26	(21,750)
Henry Hub	30	NYMEX	279,750 USD	02/24/26	15,000
Henry Hub	30	NYMEX	279,750 USD	03/26/26	37,950
Henry Hub	30	NYMEX	279,750 USD	04/27/26	36,150
Henry Hub	30	NYMEX	279,750 USD	05/26/26	27,375
Henry Hub	30	NYMEX	279,750 USD	06/25/26	17,400
Henry Hub	30	NYMEX	279,750 USD	07/28/26	15,300
Henry Hub	30	NYMEX	279,750 USD	08/26/26	16,725
Henry Hub	30	NYMEX	279,750 USD	09/25/26	11,550
Henry Hub	30	NYMEX	279,750 USD	10/27/26	(7,200)
Henry Hub	30	NYMEX	279,750 USD	11/24/26	(34,875)
Henry Hub	1	ICE	9,898 USD	01/01/27	(1,155)
Henry Hub	4	ICE	39,590 USD	02/01/27	(2,320)
Henry Hub	1	ICE	9,898 USD	03/01/27	888
Henry Hub	2	ICE	19,795 USD	04/01/27	3,815
Henry Hub	1	ICE	9,898 USD	05/01/27	1,868
Henry Hub	2	ICE	19,795 USD	06/01/27	3,125
Henry Hub	1	ICE	9,898 USD	07/01/27	1,235
Henry Hub	1	ICE	9,898 USD	08/01/27	1,128
Henry Hub	2	ICE	19,795 USD	09/01/27	2,330
Henry Hub	1	ICE	9,898 USD	10/01/27	978
Henry Hub	2	ICE	19,795 USD	11/01/27	655
Henry Hub	1	ICE	9,898 USD	12/01/27	(635)
Henry Physical Basis	60	ICE	20,625 USD	11/04/24	63,375
Henry Physical Basis	62	ICE	21,313 USD	12/03/24	8,912
Henry Physical Basis	62	ICE	21,313 USD	01/03/25	(61,613)
Henry Physical Basis	56	ICE	19,250 USD	02/04/25	(54,250)
Henry Physical Basis	62	ICE	21,313 USD	03/04/25	47,275
ICE 3 Month Sonia	1,150	ICE	276,418,137 GBP	09/16/25	(536,435)
ICE 3 Month Sonia	314	ICE	75,838,716 GBP	12/16/25	157,246
Japan Yen Currency	187	CME	16,513,950 USD	12/16/24	78,988
Lean Hogs	223	CME	6,808,042 USD	02/19/25	(93,808)
Long Gilt	52	LIFFE	5,258,130 GBP	12/27/24	186,865
Mexican Peso Currency	372	CME	9,260,010 USD	12/16/24	(90,210)
NASDAQ 100 E-Mini	44	CME	17,321,334 USD	12/20/24	(508,566)
Natural Gas	547	NYMEX	14,367,593 USD	10/29/24	(1,621,217)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	11	NYMEX	384,981 USD	12/01/24	$17,031
Natural Gas	56	NYMEX	1,930,960 USD	12/27/24	(86,160)
Natural Gas	28	NYMEX	273,860 USD	12/27/24	21,720
Natural Gas	13	NYMEX	538,400 USD	01/01/25	17,880
Natural Gas	88	NYMEX	3,968,800 USD	01/01/25	799,040
Natural Gas	28	NYMEX	273,860 USD	01/29/25	29,980
Natural Gas	28	NYMEX	273,860 USD	02/26/25	50,980
Natural Gas	28	NYMEX	273,860 USD	03/27/25	61,900
Natural Gas	28	NYMEX	273,860 USD	04/28/25	59,590
Natural Gas	28	NYMEX	273,860 USD	05/28/25	50,350
Natural Gas	35	NYMEX	1,082,157 USD	05/28/25	(35,393)
Natural Gas	28	NYMEX	273,860 USD	06/26/25	40,410
Natural Gas	100	NYMEX	3,192,890 USD	06/26/25	(142,110)
Natural Gas	28	NYMEX	273,860 USD	07/29/25	38,730
Natural Gas	36	NYMEX	1,137,335 USD	07/29/25	(71,905)
Natural Gas	28	NYMEX	273,860 USD	08/27/25	40,270
Natural Gas	28	NYMEX	273,860 USD	09/26/25	35,020
Natural Gas	28	NYMEX	273,860 USD	10/29/25	18,640
Natural Gas	28	NYMEX	273,860 USD	11/25/25	(6,420)
Natural Gas	3	NYMEX	121,200 USD	12/26/25	(5,760)
Natural Gas	38	NYMEX	1,730,700 USD	12/29/25	122,540
Natural Gas	138	NYMEX	5,035,763 USD	01/01/26	(804,397)
Natural Gas	3	NYMEX	121,200 USD	01/27/26	600
Natural Gas	25	NYMEX	1,112,956 USD	01/28/26	107,956
Natural Gas	138	NYMEX	5,035,763 USD	02/01/26	(511,837)
Natural Gas	3	NYMEX	121,200 USD	02/24/26	15,300
Natural Gas	33	NYMEX	1,472,542 USD	02/25/26	307,642
Natural Gas	138	NYMEX	5,035,763 USD	03/01/26	164,363
Natural Gas	3	NYMEX	121,200 USD	03/26/26	24,480
Natural Gas	23	NYMEX	704,490 USD	03/27/26	(37,030)
Natural Gas	138	NYMEX	5,035,763 USD	04/01/26	586,643
Natural Gas	3	NYMEX	121,200 USD	04/27/26	23,760
Natural Gas	33	NYMEX	1,472,542 USD	04/28/26	400,702
Natural Gas	138	NYMEX	5,035,763 USD	05/01/26	553,523
Natural Gas	3	NYMEX	121,200 USD	05/26/26	20,250
Natural Gas	33	NYMEX	1,472,942 USD	05/27/26	362,492
Natural Gas	138	NYMEX	5,035,763 USD	06/01/26	392,063
Natural Gas	3	NYMEX	121,200 USD	06/25/26	16,260
Natural Gas	33	NYMEX	1,472,542 USD	06/26/26	318,202
Natural Gas	138	NYMEX	5,035,763 USD	07/01/26	208,523
Natural Gas	3	NYMEX	121,200 USD	07/28/26	15,420
Natural Gas	33	NYMEX	1,472,542 USD	07/29/26	308,962
Natural Gas	138	NYMEX	5,035,763 USD	08/01/26	169,883
Natural Gas	3	NYMEX	121,200 USD	08/26/26	15,990

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	33	NYMEX	1,472,942 USD	08/27/26	$315,632
Natural Gas	138	NYMEX	5,035,763 USD	09/01/26	196,103
Natural Gas	3	NYMEX	121,200 USD	09/25/26	13,920
Natural Gas	51	NYMEX	1,908,130 USD	09/28/26	84,370
Natural Gas	138	NYMEX	5,035,763 USD	10/01/26	100,883
Natural Gas	3	NYMEX	121,200 USD	10/27/26	6,420
Natural Gas	33	NYMEX	1,472,542 USD	10/28/26	209,962
Natural Gas	138	NYMEX	5,035,763 USD	11/01/26	(244,117)
Natural Gas	3	NYMEX	121,200 USD	11/24/26	(4,650)
Natural Gas	33	NYMEX	1,472,542 USD	11/25/26	88,192
Natural Gas	138	NYMEX	5,035,763 USD	12/01/26	(753,337)
Natural Gas	53	NYMEX	2,370,900 USD	12/29/26	27,770
Natural Gas	53	NYMEX	2,370,900 USD	01/27/27	149,670
Natural Gas	53	NYMEX	2,370,900 USD	02/24/27	460,780
Natural Gas	53	NYMEX	2,370,900 USD	03/29/27	677,020
Natural Gas	53	NYMEX	2,370,900 USD	04/28/27	668,540
Natural Gas	53	NYMEX	2,370,900 USD	05/26/27	603,880
Natural Gas	53	NYMEX	2,370,900 USD	06/28/27	534,450
Natural Gas	53	NYMEX	2,370,900 USD	07/28/27	511,660
Natural Gas	53	NYMEX	2,370,900 USD	08/27/27	519,610
Natural Gas	53	NYMEX	2,370,900 USD	09/28/27	479,860
Natural Gas	53	NYMEX	2,370,900 USD	10/27/27	342,060
Natural Gas	53	NYMEX	2,370,900 USD	11/26/27	138,010
NY Harbor ULSD	730	NYMEX	66,291,283 USD	11/29/24	(29,363)
NY Harbor ULSD	10	CME	254,300 USD	04/30/25	57,550
NY Harbor ULSD	10	CME	254,300 USD	05/31/25	55,200
NY Harbor ULSD	10	CME	254,300 USD	06/30/25	50,360
NY Harbor ULSD	31	NYMEX	3,044,152 USD	11/28/25	162,305
Soybean	34	CBT	1,747,187 USD	11/14/24	(49,713)
Soybean	686	CBT	23,605,260 USD	12/13/24	171,500
Soybean	7	CBT	358,245 USD	01/14/25	(18,092)
Soybean Oil	73	CBT	1,764,302 USD	12/13/24	(132,676)
Soybean Oil	512	CBT	12,800,008 USD	01/14/25	(507,896)
Sugar	833	NYBOT	19,886,146 USD	02/28/25	(1,077,465)
Swiss Franc Currency	49	CME	7,275,181 USD	12/16/24	(20,000)
U.S. Treasury 10-Year Note	405	CBT	46,414,776 USD	12/19/24	130,870
U.S. Treasury 2-Year Note	166	CBT	34,474,828 USD	12/31/24	(93,375)
U.S. Treasury 5-Year Note	322	CBT	35,430,921 USD	12/31/24	48,655
U.S. Treasury Long Bond	132	CBT	16,479,812 USD	12/19/24	87,062
U.S. Treasury Long Bond	48	CBT	5,769,750 USD	12/19/24	91,500
U.S. Treasury Ultra Long Bond	430	CBT	57,583,157 USD	12/19/24	352,845
VSTOXX	65	EUREX	117,568 EUR	10/16/24	(6,965)
VSTOXX	830	EUREX	66,400 EUR	12/18/24	53,125

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
VSTOXX	155	EUREX	264,192 EUR	12/18/24	$(3,543)
VSTOXX	4,980	EUREX	124,500 EUR	12/18/24	83,152
Wheat	1,043	CBT	30,224,846 USD	03/14/25	(1,286,791)
WTI Crude	73	NYMEX	5,001,990 USD	10/22/24	25,580
WTI Crude	152	NYMEX	10,310,702 USD	11/20/24	9,662
WTI Crude	1	NYMEX	67,920 USD	01/21/25	600
WTI Crude	45	NYMEX	2,997,687 USD	02/20/25	(26,313)
WTI Crude	105	NYMEX	7,145,268 USD	03/20/25	98,718
WTI Crude	24	NYMEX	1,695,920 USD	11/20/25	102,560

					$6,489,043

Total Futures Contracts Outstanding					$23,977,002

Forward Foreign Currency Exchange Contracts Outstanding at September 30, 2024

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	6,640,000	MXN	131,752,872	JPMorgan Chase Bank, N.A.	10/07/24	$705,585
HKD	7,331,000	USD	941,171	State Street Bank and Trust Company	10/31/24	2,196
IDR	13,575,800,000	USD	872,738	State Street Bank and Trust Company	10/31/24	19,864
MXN	131,277,136	EUR	6,640,000	JPMorgan Chase Bank, N.A.	10/07/24	(729,731)
PEN	2,030,000	USD	545,777	State Street Bank and Trust Company	10/31/24	1,596
SGD	2,137,500	USD	1,629,784	State Street Bank and Trust Company	10/30/24	35,667
THB	34,700,000	USD	973,365	State Street Bank and Trust Company	10/31/24	107,139
TWD	57,900,000	USD	1,794,936	State Street Bank and Trust Company	10/31/24	38,352
TWD	54,700,000	USD	1,736,519	State Street Bank and Trust Company	10/31/24	(4,551)
USD	533,532	IDR	8,708,400,000	State Street Bank and Trust Company	10/31/24	(39,041)
USD	776,335	PEN	2,900,000	State Street Bank and Trust Company	10/31/24	(5,627)
USD	871,112	PHP	51,000,000	State Street Bank and Trust Company	10/31/24	(37,081)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,870,507	SGD	2,500,000	State Street Bank and Trust Company	10/30/24	$(77,391)
USD	2,311,907	THB	82,500,000	State Street Bank and Trust Company	10/31/24	(257,015)
USD	8,266,457	TWD	268,600,000	State Street Bank and Trust Company	10/31/24	(238,231)
AUD	23,054,000	USD	15,323,236	State Street Bank and Trust Company	10/25/24	620,922
BRL	10,400,000	USD	1,867,481	State Street Bank and Trust Company	10/02/24	41,582
BRL	6,300,000	USD	1,153,920	State Street Bank and Trust Company	11/04/24	(1,720)
CLP	480,300,000	USD	514,884	State Street Bank and Trust Company	10/30/24	19,083
CNH	52,347,117	USD	7,496,103	JPMorgan Chase Bank, N.A.	10/15/24	(21,953)
CNH	8,780,000	USD	1,217,796	State Street Bank and Trust Company	10/31/24	37,451
COP	12,082,500,000	USD	2,968,766	State Street Bank and Trust Company	10/31/24	(106,540)
EUR	820,000	USD	906,646	Morgan Stanley Capital Services LLC	10/16/24	6,655
EUR	262,000	USD	292,826	Morgan Stanley Capital Services LLC	10/16/24	(1,015)
EUR	1,503,000	USD	1,661,657	State Street Bank and Trust Company	10/25/24	12,999
EUR	704,000	USD	788,044	State Street Bank and Trust Company	10/25/24	(3,640)
GBP	242,000	USD	320,670	State Street Bank and Trust Company	10/25/24	2,870
HUF	633,000,000	USD	1,741,599	State Street Bank and Trust Company	10/31/24	30,008
ILS	1,600,000	USD	439,182	State Street Bank and Trust Company	10/31/24	(9,707)
INR	1,556,500,000	USD	18,520,606	State Street Bank and Trust Company	10/31/24	31,542
INR	24,600,000	USD	293,526	State Street Bank and Trust Company	10/31/24	(315)
KRW	5,529,900,000	USD	4,049,483	State Street Bank and Trust Company	10/31/24	148,237
MXN	4,400,000	USD	241,585	State Street Bank and Trust Company	10/31/24	(19,084)
NOK	37,800,000	USD	3,433,112	State Street Bank and Trust Company	10/31/24	149,913

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	3,200,000	USD	304,930	State Street Bank and Trust Company	10/31/24	$(1,605)
PLN	1,604,000	USD	414,181	State Street Bank and Trust Company	10/31/24	2,297
SEK	11,900,000	USD	1,154,359	State Street Bank and Trust Company	10/31/24	19,007
TRY	67,500,000	USD	1,817,761	State Street Bank and Trust Company	10/31/24	93,052
USD	17,619,618	AUD	26,627,000	State Street Bank and Trust Company	10/25/24	(795,628)
USD	1,158,088	BRL	6,300,000	State Street Bank and Trust Company	10/02/24	1,637
USD	731,586	BRL	4,100,000	State Street Bank and Trust Company	10/02/24	(21,025)
USD	4,020,934	CHF	3,535,000	State Street Bank and Trust Company	10/31/24	(169,684)
USD	817,331	CLP	777,000,000	State Street Bank and Trust Company	10/30/24	(46,489)
USD	4,980,000	CNH	35,099,807	JPMorgan Chase Bank, N.A.	10/08/24	(29,428)
USD	22,036,233	CNH	158,218,000	State Street Bank and Trust Company	10/31/24	(583,658)
USD	2,561,901	COP	10,486,900,000	State Street Bank and Trust Company	10/31/24	77,657
USD	221,941	CZK	5,000,000	State Street Bank and Trust Company	10/31/24	1,060
USD	278,123	CZK	6,400,000	State Street Bank and Trust Company	10/31/24	(4,606)
USD	139,641	EUR	125,000	Morgan Stanley Capital Services LLC	10/16/24	418
USD	5,438,366	EUR	4,928,000	Morgan Stanley Capital Services LLC	10/16/24	(50,361)
USD	7,993,172	EUR	7,321,000	State Street Bank and Trust Company	10/25/24	(163,947)
USD	218,796	EUR	196,000	Citibank N.A.	11/22/24	168
USD	680,334	EUR	612,000	Citibank N.A.	12/04/24	(2,638)
USD	27,607,556	GBP	21,400,000	State Street Bank and Trust Company	10/25/24	(1,002,881)
USD	685,308	GBP	533,000	Citibank N.A.	11/04/24	(27,276)
USD	92,358	GBP	70,000	Citibank N.A.	11/29/24	(1,221)
USD	826,856	GBP	629,000	Citibank N.A.	12/06/24	(13,993)
USD	41,632	HUF	14,800,000	State Street Bank and Trust Company	10/31/24	210
USD	1,173,962	HUF	423,600,000	State Street Bank and Trust Company	10/31/24	(11,587)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,371,206	ILS	8,585,000	State Street Bank and Trust Company	10/31/24	$66,806
USD	1,850,000	INR	158,822,500	J.P. Morgan Securities LLC	09/11/25	(3,227)
USD	249,000	JPY	35,495,438	JPMorgan Chase Bank, N.A.	10/01/24	2,032
USD	5,305,111	KRW	7,282,000,000	State Street Bank and Trust Company	10/31/24	(222,617)
USD	726,640	NOK	8,013,334	State Street Bank and Trust Company	10/31/24	(32,936)
USD	207,890	PLN	800,000	State Street Bank and Trust Company	10/31/24	170
USD	582,559	PLN	2,300,000	State Street Bank and Trust Company	10/31/24	(14,634)
USD	2,197,875	SEK	22,809,273	State Street Bank and Trust Company	10/31/24	(51,171)
USD	602,961	ZAR	11,100,000	State Street Bank and Trust Company	10/31/24	(37,959)
ZAR	27,375,000	USD	1,499,528	State Street Bank and Trust Company	10/31/24	81,122

Total Forward Foreign Currency Exchange Contacts Outstanding						$(2,483,916)

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at September 30, 2024

Reference Obligation	Financing Fee	Payment Frequency	MaturityDate	Counterparty	Notional Amount	Market Value	Upfront Premium Paid(Received)	Unrealized Appreciation (Depreciation)
Mexico Government International Bonds	1.00	3M	6/20/29	Goldman Sachs & Co., LLC	6,500,000 USD	$25,603	$(34,501)	$60,104
Mexico Government International Bonds	1.00	3M	6/20/29	Citibank N.A.	10,700,000 USD	42,147	(67,006)	109,153
Alibaba Group Holding Ltd.	1.00	3M	6/20/29	Bank of America N.A.	250,000 USD	(2,504)	(1,436)	(1,068)
Mexico Government International Bonds	1.00	3M	12/20/29	Bank of America N.A.	1,600,000 USD	14,956	14,182	774

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection)						$80,202	$(88,761)	$168,963

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Centrally Cleared Credit Default Swaps on Index (Buy Protection) — Outstanding at September 30, 2024

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41	1.00%	3M	12/20/2028	Citibank N.A.	55,576,000 USD	$(1,247,107)	$(1,065,233)	$(181,874)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	71,200,000 USD	1,566,360	2,150,240	(583,880)
iTraxx Europe Xover Series 41	5.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	14,000,000 EUR	(1,456,613)	33,704	(1,490,317)
CDX.NA.HY.42	5.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	31,800,000 USD	(2,495,244)	70,666	(2,565,910)
iTraxx Europe Xover Series 41	5.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	700,000 EUR	(72,831)	3,009	(75,840)
CDX.NA.HY.42	5.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	41,400,000 USD	(3,248,525)	172,500	(3,421,025)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	12,300,000 USD	270,593	10,250	260,343
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	48,800,000 USD	1,073,573	40,667	1,032,906
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	5,300,000 USD	116,597	192,920	(76,323)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	9,100,000 USD	200,195	331,240	(131,045)
iTraxx Europe Xover Series 41	5.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	4,200,000 EUR	(436,984)	(303,777)	(133,207)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	100,000 USD	2,200	106	2,094
CDX.NA.HY.42	5.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	12,700,000 USD	(996,528)	(770,890)	(225,638)
CDX.NA.HY.42	5.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	9,600,000 USD	(753,281)	(582,720)	(170,561)
iTraxx Europe Xover Series 41	5.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	7,000,000 EUR	(728,307)	(595,493)	(132,814)
iTraxx Europe Xover Series 41	5.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	7,100,000 EUR	(738,711)	(585,475)	(153,236)
CDX.NA.HY.42	5.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	20,000,000 USD	(1,569,336)	(1,225,320)	(344,016)
iTraxx Europe Xover Series 41	5.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	3,500,000 EUR	(364,153)	(340,243)	(23,910)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	3,800,000 USD	83,598	97,850	(14,252)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	2,100,000 USD	46,199	54,075	(7,876)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	5,600,000 USD	123,197	146,720	(23,523)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	3,300,000 USD	72,598	87,219	(14,621)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	3,400,000 USD	74,798	91,970	(17,172)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	5,900,000 USD	129,797	159,595	(29,798)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	4,900,000 USD	107,797	133,770	(25,973)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	2,300,000 USD	50,599	64,113	(13,514)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	5,500,000 USD	120,997	150,150	(29,153)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	6,100,000 USD	$134,197	$166,530	$(32,333)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	3,900,000 USD	85,798	108,713	(22,915)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	4,600,000 USD	101,197	128,800	(27,603)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	3,400,000 USD	74,798	95,540	(20,742)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	7,800,000 USD	171,596	218,400	(46,804)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	5,900,000 USD	129,797	165,790	(35,993)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	4,500,000 USD	98,997	126,899	(27,902)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	2,600,000 USD	57,199	73,320	(16,121)
CDX.NA.HY.42	5.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	5,700,000 USD	(447,261)	(391,733)	(55,528)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	13,000,000 USD	285,993	397,800	(111,807)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	7,000,000 USD	153,996	214,200	(60,204)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	3,100,000 USD	68,198	94,240	(26,042)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	2,500,000 USD	54,999	76,000	(21,001)
CDX.NA.HY.37	5.00%	3M	12/20/2026	Morgan Stanley & Co. LLC	27,560,000 USD	(2,563,194)	(2,538,429)	(24,765)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	4,400,000 USD	96,798	118,360	(21,562)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	2,500,000 USD	54,999	67,250	(12,251)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	2,600,000 USD	57,199	70,070	(12,871)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	4,500,000 USD	98,997	121,275	(22,278)
CDX.NA.IG.41	1.00%	3M	12/20/2028	Morgan Stanley & Co. LLC	15,662,000 USD	(351,450)	(300,484)	(50,966)
CDX.NA.HY.42	5.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	9,600,000 USD	(753,281)	(631,891)	(121,390)
CDX.NA.HY.42	5.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	16,400,000 USD	(1,286,855)	(1,079,481)	(207,374)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	6,500,000 USD	142,996	184,600	(41,604)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	3,800,000 USD	83,598	107,920	(24,322)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	3,200,000 USD	70,398	110,720	(40,322)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	1,900,000 USD	41,799	65,740	(23,941)
CDX.NA.HY.42	5.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	400,000 USD	(31,387)	3,944	(35,331)
CDX.NA.HY.42	5.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	3,300,000 USD	(258,940)	32,542	(291,482)
CDX.NA.HY.43	5.00%	3M	12/20/2029	Bank of America N.A.	100,000 USD	(7,401)	(7,431)	30

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)						$(13,704,742)	$(3,679,183)	$(10,025,559)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at September 30, 2024

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating[1]	Notional Amount[2]	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41	1.00%	3M	12/20/2028	Morgan Stanley Capital Services LLC	NR	71,238,000 USD	$1,649,797	$(185,751)	$1,835,548
CMBX.NA.A.8	2.00%	M	10/17/2057	Goldman Sachs & Co., LLC	A	432,000 USD	(4,931)	(3,376)	(1,555)
CDX.NA.HY.41	5.00%	3M	12/20/2028	JPMorgan Chase Bank N.A.	NR	2,000,000 USD	138,915	(342,222)	481,137
CMBX.NA.BBB-.10	3.00%	M	11/17/2059	Goldman Sachs & Co., LLC	BBB	5,052,000 USD	(871,975)	(207,050)	(664,925)
Itraxx Europe Main Series 41	1.00%	3M	6/20/2029	Bank of America N.A.	NR	14,000,000 EUR	335,078	354,038	(18,960)
iTraxx Europe Xover Series 40	5.00%	3M	6/20/2029	Bank of America N.A.	NR	8,600,000 EUR	894,777	1,869,087	(974,310)
CDX.NA.IG.42	1.00%	3M	6/20/2029	Morgan Stanley Capital Services LLC	NR	172,781,600 USD	3,945,646	5,190,996	(1,245,350)
CDX.NA.HY.39	5.00%	3M	12/20/2027	Morgan Stanley & Co. LLC	NR	27,560,000 USD	3,590,996	3,562,696	28,300
CDX.NA.IG.43	1.00%	3M	12/20/2029	Bank of America N.A.	NR	37,500,000 USD	844,829	851,515	(6,686)

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)							$10,523,132	$11,089,933	$(566,801)

OTC Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at September 30, 2024

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Panama	1.00%	3M	06/20/2029	Goldman Sachs International	9,400,000	USD	$179,382	$314,027	$(134,645)
Republic of Peru	1.00%	3M	06/20/2029	Citibank N.A.	2,400,000	USD	(33,002)	(41,341)	8,339
Republic of Chile	1.00%	3M	06/20/2029	JPMorgan Chase Bank, N.A.	10,300,000	USD	(233,564)	(231,027)	(2,537)
Republic of Peru	1.00%	3M	06/20/2029	Morgan Stanley Capital Services LLC	8,000,000	USD	(110,007)	(137,237)	27,230
Colombia Government International Bonds	1.00%	3M	06/20/2029	JPMorgan Chase Bank, N.A.	4,600,000	USD	160,756	156,540	4,216
Colombia Government International Bonds	1.00%	3M	06/20/2029	JP Morgan Chase & Co.	2,700,000	USD	94,357	91,882	2,475
Colombia Government International Bonds	1.00%	3M	06/20/2029	Citibank N.A.	2,600,000	USD	90,862	90,126	736
Colombia Government International Bonds	1.00%	3M	06/20/2029	Citibank N.A.	1,500,000	USD	52,420	51,996	424
Colombia Government International Bonds	1.00%	3M	06/20/2029	Citibank N.A.	1,900,000	USD	66,399	66,663	(264)
Colombia Government International Bonds	1.00%	3M	06/20/2029	Citibank N.A.	1,100,000	USD	38,442	38,594	(152)
Saudi Government International Bonds	1.00%	3M	06/20/2029	Goldman Sachs International	11,900,000	USD	(220,964)	(770,978)	550,014

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Saudi Government International Bonds	1.00%	3M	06/20/2029	Goldman Sachs International	6,900,000	USD	$(128,122)	$(452,117)	$323,995
Colombia Government International Bonds	1.00%	3M	06/20/2029	Citibank N.A.	3,900,000	USD	136,293	162,874	(26,581)
Colombia Government International Bonds	1.00%	3M	06/20/2029	JP Morgan Chase & Co.	1,900,000	USD	66,399	78,166	(11,767)
Colombia Government International Bonds	1.00%	3M	06/20/2029	JPMorgan Chase Bank, N.A.	3,300,000	USD	115,325	135,761	(20,436)
Colombia Government International Bonds	1.00%	3M	06/20/2029	Citibank N.A.	2,300,000	USD	80,378	96,054	(15,676)
Saudi Government International Bonds	1.00%	3M	06/20/2029	Citibank N.A.	3,300,000	USD	(61,276)	(66,940)	5,664
Saudi Government International Bonds	1.00%	3M	06/20/2029	Citibank N.A.	1,900,000	USD	(35,280)	(38,541)	3,261
Indonesia Government International Bonds	1.00%	3M	06/20/2029	Goldman Sachs International	2,300,000	USD	(37,250)	(21,694)	(15,556)
Indonesia Government International Bonds	1.00%	3M	06/20/2029	Goldman Sachs International	3,900,000	USD	(63,163)	(36,785)	(26,378)
Saudi Government International Bonds	1.00%	3M	06/20/2029	Bank of America N.A.	3,900,000	USD	(72,417)	(62,216)	(10,201)
Saudi Government International Bonds	1.00%	3M	06/20/2029	Bank of America N.A.	2,300,000	USD	(42,707)	(36,691)	(6,016)
Saudi Government International Bonds	1.00%	3M	06/20/2029	Barclays Bank PLC	11,700,000	USD	(217,251)	(196,684)	(20,567)
Saudi Government International Bonds	1.00%	3M	06/20/2029	Barclays Bank PLC	6,900,000	USD	(128,122)	(115,993)	(12,129)
Saudi Government International Bonds	1.00%	3M	06/20/2029	JP Morgan Chase & Co.	2,600,000	USD	(48,278)	(42,544)	(5,734)
Saudi Government International Bonds	1.00%	3M	06/20/2029	JPMorgan Chase Bank, N.A.	4,500,000	USD	(83,558)	(73,633)	(9,925)
Saudi Government International Bonds	1.00%	3M	06/20/2029	Bank of America N.A.	3,200,000	USD	(59,419)	(53,078)	(6,341)
Saudi Government International Bonds	1.00%	3M	06/20/2029	Bank of America N.A.	1,900,000	USD	(35,280)	(31,515)	(3,765)
Qatar Government International Bonds	1.00%	3M	06/20/2029	Goldman Sachs International	13,000,000	USD	(359,867)	(333,749)	(26,118)
Qatar Government International Bonds	1.00%	3M	06/20/2029	Goldman Sachs International	7,000,000	USD	(193,774)	(179,711)	(14,063)
Saudi Government International Bonds	1.00%	3M	06/20/2034	Goldman Sachs International	9,400,000	USD	(56,329)	(101,187)	44,858
Saudi Government International Bonds	1.00%	3M	06/20/2034	Goldman Sachs International	16,100,000	USD	(96,479)	(173,311)	76,832
Saudi Government International Bonds	1.00%	3M	06/20/2029	Barclays Bank PLC	6,500,000	USD	(120,695)	(124,436)	3,741
Saudi Government International Bonds	1.00%	3M	06/20/2029	Barclays Bank PLC	3,800,000	USD	(70,560)	(72,747)	2,187

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)							$(1,426,351)	$(2,111,472)	$685,121

[1]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investor Service (“Moody’s”) ratings.
[2]	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Variance/Volatility Swaps (Buy Contracts) — Outstanding at September 30, 2024

Reference Obligation	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
S&P 500 Index	10/18/24	Morgan Stanley Capital Services LLC	1,189 USD	$(156,326)	$—	$(156,326)
S&P 500 Index	10/18/24	Goldman Sachs & Co., LLC	1,151 USD	(149,249)	—	(149,249)
Variance Swap - SX5E (15.4% - 2024-10-18)	10/18/24	Bank of America N.A.	1,347 EUR	127,772	—	127,772
Variance Swap - SX5E (15.25% - 2024-10-18)	10/18/24	JPMorgan Chase Bank N.A.	1,361 EUR	74,278	—	74,278
S&P 500 Index	10/18/24	Bank of America N.A.	1,431 USD	(84,911)	—	(84,911)

Total Variance/Volatility Swaps (Buy Contracts)				$(188,436)	$—	$(188,436)

Variance/Volatility Swaps (Sell Contracts) — Outstanding at September 30, 2024

Reference Obligation	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Volatility Swap - VarBasket 20241220-25.758/Ratio1	12/20/2024	Goldman Sachs & Co., LLC	(1,012,500)	USD	$753,510	$—	$753,510
Volatility Swap - VarBasket 20241220-26.648/Ratio1	12/20/2024	Morgan Stanley & Co. LLC	(700,000)	USD	419,243	—	419,243
Volatility Swap - VarBasket 20241220-27.235/Ratio1	12/20/2024	Goldman Sachs & Co., LLC	(500,000)	USD	351,592	—	351,592
Volatility Swap - VarBasket 20241220-29.25/Ratio1.	12/20/2024	Citibank N.A.	(870,000)	USD	491,846	—	491,846
S&P 500 Index	12/20/2024	JPMorgan Chase Bank N.A.	(3,850)	USD	1,186,151	—	1,186,151
Variance Swap - SX5E (19% - 2024-12-20) CITI	12/20/2024	Citibank N.A.	(5,395)	EUR	741,006	—	741,006
Variance Swap - SX5E (18.85% - 2024-12-20)	12/20/2024	JPMorgan Chase Bank N.A.	(5,464)	EUR	703,565	—	703,565
Variance Swap - SX5E (18.8% - 2024-12-20)	12/20/2024	JPMorgan Chase Bank N.A.	(2,739)	EUR	340,240	—	340,240
Variance Swap - SX5E (19% - 2024-12-20)	12/20/2024	Goldman Sachs & Co., LLC	(2,710)	EUR	360,204	—	360,204
Variance Swap - SX5E (18.65% - 2024-12-20)	12/20/2024	JPMorgan Chase Bank N.A.	(7,180)	EUR	729,072	—	729,072
S&P 500 Index	12/20/2024	JPMorgan Chase Bank N.A.	(3,194)	USD	466,741	—	466,741
Variance Swap - SX5E (19.05% - 2024-12-20)	12/20/2024	Goldman Sachs & Co., LLC	(2,178)	EUR	219,887	—	219,887
Variance Swap - SX5E (19.25% - 2024-12-20)	12/20/2024	Goldman Sachs & Co., LLC	(2,156)	EUR	232,432	—	232,432
Variance Swap - SX5E (19.71% - 2024-12-20)	12/20/2024	JPMorgan Chase Bank N.A.	(2,632)	EUR	325,118	—	325,118
Variance Swap - SX5E (19.9% - 2024-12-20)	12/20/2024	JPMorgan Chase Bank N.A.	(3,128)	EUR	396,644	—	396,644
Variance Swap - SX5E (18.55% - 2025-03-21)	3/21/2025	Bank of America N.A.	(2,796)	EUR	(19,739)	—	(19,739)
S&P 500 Index	3/21/2025	Bank of America N.A.	(2,207)	USD	(47,456)	—	(47,456)
Variance Swap - SX5E (17.65% - 2025-03-21)	3/21/2025	JPMorgan Chase Bank N.A.	(4,703)	EUR	(192,677)	—	(192,677)
Variance Swap - SX5E (17.95% - 2025-03-21)	3/21/2025	Citibank N.A.	(2,228)	EUR	(61,247)	—	(61,247)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Reference Obligation	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Variance Swap - SX5E (18.05% - 2025-03-21)	3/21/2025	JPMorgan Chase Bank N.A.	(2,299)	EUR	$(56,787)	$—	$(56,787)
S&P 500 Index	3/21/2025	Bank of America N.A.	(2,178)	USD	(26,651)	—	(26,651)
Variance Swap - SX5E (19.4% - 2025-03-21)	3/21/2025	JPMorgan Chase Bank N.A.	(2,139)	EUR	61,982	—	61,982
S&P 500 Index	12/20/2024	Bank of America N.A.	(2,338)	USD	45,188	—	45,188
Variance Swap - SX5E (19.1% - 2025-03-21)	3/21/2025	Citibank N.A.	(2,173)	EUR	11,569	—	11,569
Variance Swap - SX5E (18.45% - 2025-03-21)	3/21/2025	JPMorgan Chase Bank N.A.	(2,249)	EUR	(58,547)	—	(58,547)
S&P 500 Index	3/21/2025	JPMorgan Chase Bank N.A.	(3,316)	USD	(164,317)	—	(164,317)
S&P 500 Index	6/20/2025	JPMorgan Chase Bank N.A.	(2,145)	USD	(70,377)	—	(70,377)
S&P 500 Index	3/21/2025	JPMorgan Chase Bank N.A.	(2,101)	USD	22,302	—	22,302
Variance Swap - SX5E (18.75% - 2025-06-20)	6/20/2025	JPMorgan Chase Bank N.A.	(4,427)	EUR	(267,065)	—	(267,065)
S&P 500 Index	3/21/2025	JPMorgan Chase Bank N.A.	(2,618)	USD	377,004	—	377,004
Variance Swap - SX5E (19.5% - 2025-06-20)	6/20/2025	Morgan Stanley Capital Services LLC	(3,054)	EUR	(47,051)	—	(47,051)
S&P 500 Index	3/21/2025	JPMorgan Chase Bank N.A.	(1,878)	USD	191,019	—	191,019
S&P 500 Index	10/18/2024	JPMorgan Chase Bank N.A.	(1,151)	USD	148,403	—	148,403
S&P 500 Index	6/20/2025	JPMorgan Chase Bank N.A.	(3,037)	USD	(51,895)	—	(51,895)

Total Variance/Volatility Swaps (Sell Contracts)					$7,510,909	$—	$7,510,909

OTC Total Return Swaps Outstanding at September 30, 2024

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
Admiral Acquisition Ltd.	10/21/24	M	5.18%	Morgan Stanley Capital Services LLC	41,993 USD	$0
Albertsons Cos., Inc.	10/21/24	M	5.08%	Goldman Sachs International	4,498,862 USD	(12,139)
Albertsons Cos., Inc.	10/21/24	M	5.08%	Goldman Sachs International	6,851,227 USD	(18,487)
Amedisys, Inc.	10/21/24	M	5.08%	Goldman Sachs International	4,801,943 USD	(17,846)
Amedisys, Inc.	10/21/24	M	5.08%	Goldman Sachs International	7,268,737 USD	(27,013)
ANSYS, Inc.	10/21/24	M	5.33%	JPMorgan Chase Bank, N.A.	11,804,745 USD	(97,004)
Axonics, Inc.	10/21/24	M	5.33%	JPMorgan Chase Bank, N.A.	13,861,280 USD	118,507
Barratt Developments PLC	10/21/24	M	5.50%	JPMorgan Chase Bank, N.A.	9,905 GBP	(564)
Beijer Ref AB	10/21/24	M	3.84%	Morgan Stanley Capital Services LLC	3,402,831 SEK	1,310
Britvic PLC	10/21/24	M	5.50%	JPMorgan Chase Bank, N.A.	5,633,628 GBP	5,912
Canadian Western Bank	10/21/24	M	4.84%	JPMorgan Chase Bank, N.A.	7,396,650 CAD	20,396
Capri Holdings Ltd.	10/21/24	M	5.33%	JPMorgan Chase Bank, N.A.	2,300,135 USD	262,010

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Catalent, Inc.	10/21/24	M	5.33%	JPMorgan Chase Bank, N.A.	9,858,989 USD	$135,303
ChampionX Corp.	10/21/24	M	5.33%	JPMorgan Chase Bank, N.A.	11,932,907 USD	(319,700)
Cheniere Energy, Inc.	10/21/24	M	5.17%	Morgan Stanley Capital Services LLC	3,478,127 USD	(47,499)
Chinook Therapeutics, Inc.[2]	10/21/24	M	5.33%	JPMorgan Chase Bank, N.A.	0 USD	82,584
CTP NV	10/21/24	M	3.85%	Morgan Stanley Capital Services LLC	370,093 EUR	3,037
Discover Financial Services	10/21/24	M	5.33%	JPMorgan Chase Bank, N.A.	13,520,047 USD	8,679
DS Smith PLC	10/21/24	M	5.50%	JPMorgan Chase Bank, N.A.	2,640,861 GBP	37,084
Egypt Treasury Bills	10/21/24	M	5.54%	Goldman Sachs International	12,727,049 USD	182,618
Egypt Treasury Bills	10/21/24	M	5.54%	Goldman Sachs International	7,475,922 USD	107,270
Energy Transfer LP	10/21/24	M	5.58%	Morgan Stanley Capital Services LLC	6,685,398 USD	(94,450)
EnLink Midstream LLC	10/21/24	M	5.58%	Morgan Stanley Capital Services LLC	1,468,839 USD	(18,985)
Enterprise Products Partners LP	10/21/24	M	5.58%	Morgan Stanley Capital Services LLC	961,749 USD	(11,103)
Equity Index Swap - BAEISMIL	10/21/24	M	0.00%	Bank of America N.A.	12,882,961 USD	(6,339)
Filo Corp.	10/21/24	M	4.84%	JPMorgan Chase Bank, N.A.	16,256,473 CAD	135,777
Frontier Communications Parent, Inc.	10/21/24	M	5.33%	JPMorgan Chase Bank, N.A.	8,520,130 USD	(43,276)
GCI Liberty, Inc.[2]	10/21/24	M	5.08%	Goldman Sachs International	53,762 USD	(46,340)
GS Equity Index Swap - GSCBBXC3	10/21/24	M	5.08%	Goldman Sachs International	48,136,416 USD	2,346,936
GS Equity Index Swap - GSVICVE1	10/21/24	M	0.00%	Goldman Sachs International	11,150,374 EUR	20,327
GS Equity Index Swap - GSVICVS1	10/21/24	M	0.00%	Goldman Sachs International	25,818,274 USD	(1,862)
HashiCorp, Inc.	10/21/24	M	5.33%	JPMorgan Chase Bank, N.A.	13,073,966 USD	15,463
Heartland Financial USA, Inc.	10/21/24	M	5.33%	JPMorgan Chase Bank, N.A.	13,046,695 USD	(172,563)
Independent Bank Group, Inc.	10/21/24	M	5.33%	JPMorgan Chase Bank, N.A.	4,022,567 USD	(77,989)
Infinera Corp.	10/21/24	M	5.33%	JPMorgan Chase Bank, N.A.	11,402,352 USD	(67,172)
InPost SA	10/21/24	M	3.35%	Morgan Stanley Capital Services LLC	1,082,455 EUR	(5,664)
IONOS Group SE	10/21/24	M	3.85%	Morgan Stanley Capital Services LLC	746,746 EUR	18,978
J.P. Morgan Equity Index Swap - JPOSSVV1	10/21/24	M	0.25%	JPMorgan Chase Bank, N.A.	6,619,055 USD	6,121
Juniper Networks, Inc.	10/21/24	M	5.33%	JPMorgan Chase Bank, N.A.	15,898,763 USD	44,993
Kellanova	10/21/24	M	5.33%	JPMorgan Chase Bank, N.A.	14,554,248 USD	16,248

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Kindred Group PLC	10/21/24	M	3.81%	JPMorgan Chase Bank, N.A.	50,708,237 SEK	$(11,576)
Lottomatica Group SpA	10/21/24	M	3.35%	Morgan Stanley Capital Services LLC	518,529 EUR	(7,595)
Marathon Oil Corp.	10/21/24	M	5.33%	JPMorgan Chase Bank, N.A.	10,956,237 USD	(449,770)
Matterport, Inc.	10/21/24	M	5.33%	JPMorgan Chase Bank, N.A.	5,138,919 USD	(22,739)
McGrath RentCorp	10/21/24	M	5.33%	JPMorgan Chase Bank, N.A.	5,849,749 USD	72,566
Mirati Therapeutics, Inc.[2]	10/21/24	M	5.18%	JPMorgan Chase Bank, N.A.	0 USD	94,767
MPLX LP	10/21/24	M	5.58%	Morgan Stanley Capital Services LLC	6,717,415 USD	(33,076)
MS Alpha Swap	10/21/24	M	5.48%	Morgan Stanley Capital Services LLC	208,040,528 USD	(754,766)
MS Alpha Swap	10/21/24	M	0.30%	Morgan Stanley Capital Services LLC	74,000,000 USD	308,835
MS Alpha Swap	10/21/24	M	0.75%	Morgan Stanley Capital Services LLC	155,175,967 USD	2,757,264
NextEra Energy, Inc.	10/21/24	M	5.58%	Morgan Stanley Capital Services LLC	3,638,184 USD	(12,439)
Noble Corp., PLC	10/21/24	M	5.33%	JPMorgan Chase Bank, N.A.	231,806 USD	1,875
Osisko Mining, Inc.	10/21/24	M	4.84%	JPMorgan Chase Bank, N.A.	10,178,755 CAD	15,486
Ping An Insurance Group Co. of China Ltd.	10/21/24	M	5.58%	Citibank N.A.	1,044,445 USD	242,055
Plains All American Pipeline LP	10/21/24	M	5.58%	Morgan Stanley Capital Services LLC	1,981,587 USD	(72,537)
PSC Insurance Group Ltd.	10/21/24	M	4.69%	JPMorgan Chase Bank, N.A.	882,137 AUD	990
RB Global, Inc.	07/22/24	M	0.00%	JPMorgan Chase Bank, N.A.	0 USD	50
Renesas Electronics Corp.	10/21/24	M	5.38%	Morgan Stanley Capital Services LLC	2,803,551 USD	(170,566)
Repsol SA	10/21/24	M	3.91%	Morgan Stanley Capital Services LLC	180,899 EUR	1,369
Sampo PLC	10/21/24	M	3.83%	JPMorgan Chase Bank, N.A.	21,269,000 DKK	(75,583)
Southwestern Energy Co.	10/21/24	M	5.33%	JPMorgan Chase Bank, N.A.	14,262,969 USD	476,814
SPDR S&P Biotech ETF	10/21/24	M	5.28%	Goldman Sachs International	44,754,528 USD	(175,968)
SPDR S&P Biotech ETF	10/21/24	M	5.28%	Goldman Sachs International	58,669,893 USD	(230,681)
Spirit AeroSystems Holdings, Inc.	10/21/24	M	5.33%	JPMorgan Chase Bank, N.A.	6,768,585 USD	(196,103)
Stelco Holdings, Inc.	10/21/24	M	4.84%	JPMorgan Chase Bank, N.A.	8,520,019 CAD	52,370
Stericycle, Inc.	10/21/24	M	5.33%	JPMorgan Chase Bank, N.A.	15,828,568 USD	(174,504)
Taiwan Semiconductor Manufacturing Co., Ltd.	10/21/24	M	5.28%	Morgan Stanley Capital Services LLC	2,145,343 USD	(13,401)
Targa Resources Corp.	10/21/24	M	5.21%	Morgan Stanley Capital Services LLC	6,722,007 USD	(325,014)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
U.S. Steel Corp.	10/21/24	M	5.33%	JPMorgan Chase Bank, N.A.	5,306,674 USD	$(450,813)
U.S. Treasury Bonds	10/21/24	M	5.12%	Barclays Bank PLC	26,315,953 USD	(223,514)
U.S. Treasury Bonds	10/21/24	M	5.12%	Barclays Bank PLC	36,401,451 USD	25,406
U.S. Treasury Notes	10/21/24	M	5.12%	Barclays Bank PLC	34,901,681 USD	25,202
U.S. Treasury Notes	10/21/24	M	5.12%	Barclays Bank PLC	22,183,274 USD	102,254
U.S. Treasury Notes	10/21/24	M	5.12%	Barclays Bank PLC	1,042,118 USD	4,847
U.S. Treasury Notes	10/21/24	M	5.12%	Barclays Bank PLC	36,824,758 USD	95,913
U.S. Treasury Notes	10/21/24	M	5.12%	Barclays Bank PLC	40,091,820 USD	138,367
Western Midstream Partners LP	10/21/24	M	5.58%	Morgan Stanley Capital Services LLC	4,756,412 USD	(112,872)
Williams Cos., Inc. (The)	10/21/24	M	5.25%	Morgan Stanley Capital Services LLC	2,252,855 USD	(27,783)

Total Buys						$3,358,688

Sells
Abacus Life, Inc.	10/21/24	M	5.10%	Morgan Stanley Capital Services LLC	(240,610) USD	10,461
Alerian MLP Index ETN	10/21/24	M	2.70%	Morgan Stanley Capital Services LLC	(22,114,659) USD	329,156
Amer Sports, Inc.	10/21/24	M	4.40%	Morgan Stanley Capital Services LLC	(713,794) USD	(11,644)
American Healthcare REIT, Inc.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(2,381,062) USD	6,850
AppLovin Corp.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(7,347,858) USD	(74,824)
Archrock, Inc.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(934,041) USD	13,283
Ardent Health Partners, Inc.	10/21/24	M	2.80%	Morgan Stanley Capital Services LLC	(1,073,839) USD	28,660
ARM Holdings PLC	10/21/24	M	4.10%	Morgan Stanley Capital Services LLC	(4,962,814) USD	84,457
Astera Labs, Inc.	10/21/24	M	4.15%	Morgan Stanley Capital Services LLC	(3,000,474) USD	21,945
Birkenstock Holding PLC	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(2,254,947) USD	12,647
Boeing Co., (The)	10/21/24	M	4.53%	JPMorgan Chase Bank, N.A.	(3,489,710) USD	95,113
Bowhead Specialty Holdings, Inc.	10/21/24	M	4.25%	Morgan Stanley Capital Services LLC	(633,302) USD	(3,730)
BrightSpring Health Services, Inc.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(1,016,795) USD	15,282
Capital One Financial Corp.	10/21/24	M	4.53%	JPMorgan Chase Bank, N.A.	(13,906,832) USD	139,758
Casella Waste Systems, Inc.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(1,491,941) USD	6,257
Cava Group, Inc.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(5,721,271) USD	88,325
Cencora, Inc.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(7,660,466) USD	(19,039)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
CenterPoint Energy, Inc.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(2,633,230) USD	$(43,490)
Chesapeake Energy Corp.	10/21/24	M	4.38%	JPMorgan Chase Bank, N.A.	(14,118,296) USD	(350,055)
Chewy, Inc.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(4,387,786) USD	59,544
Clearwater Analytics Holdings, Inc.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(2,313,761) USD	16,920
Cleveland-Cliffs, Inc.	10/21/24	M	4.53%	JPMorgan Chase Bank, N.A.	(667,972) USD	(50,647)
Concentra Group Holdings Parent, Inc.	10/21/24	M	1.40%	Morgan Stanley Capital Services LLC	(1,549,936) USD	24,156
ConocoPhillips	10/21/24	M	4.53%	JPMorgan Chase Bank, N.A.	(10,774,739) USD	433,190
Corebridge Financial, Inc.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(3,758,749) USD	(53,251)
CoStar Group, Inc.	10/21/24	M	4.53%	JPMorgan Chase Bank, N.A.	(1,271,112) USD	31,708
Crescent Energy Co.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(2,034,683) USD	42,572
Dell Technologies, Inc.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(8,281,986) USD	190,564
Diamondback Energy, Inc.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(2,738,551) USD	189,962
DTE Midstream LLC	10/21/24	M	4.58%	Morgan Stanley Capital Services LLC	(1,188,090) USD	9,291
Enbridge, Inc.	10/21/24	M	4.58%	Morgan Stanley Capital Services LLC	(2,522,909) USD	16,663
GE HealthCare Technologies, Inc.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(10,513,371) USD	(156,530)
GFL Environmental, Inc.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(901,174) USD	(5,139)
Hawaiian Electric Industries, Inc.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(921,758) USD	19,146
Hess Midstream LP	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(2,883,665) USD	(3,819)
International Paper Co.	10/21/24	M	4.53%	JPMorgan Chase Bank, N.A.	(3,526,869) USD	(29,118)
InvenTrust Properties Corp.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(989,266) USD	(1,783)
iShares iBoxx $ Investment Grade Corporate Bond ETF	10/21/24	M	4.33%	Barclays Bank PLC	(48,936,069) USD	133,906
iShares iBoxx $ Investment Grade Corporate Bond ETF	10/21/24	M	4.33%	Barclays Bank PLC	(146,808,206) USD	401,717

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
JD.com, Inc.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(7,066,530) USD	$(575,030)
Kinder Morgan, Inc.	10/21/24	M	4.58%	Morgan Stanley Capital Services LLC	(5,960,853) USD	24,187
Kodiak Gas Services, Inc.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(1,865,899) USD	19,672
Kodiak Gas Services, Inc.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(1,307,480) USD	28,232
Landbridge Co., LLC	10/21/24	M	6.90%	Morgan Stanley Capital Services LLC	(1,842,151) USD	62,504
Life Time Group Holdings, Inc.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(2,242,799) USD	21,287
Lineage, Inc.	10/21/24	M	3.90%	Morgan Stanley Capital Services LLC	(5,728,945) USD	25,468
Lundin Mining Corp.	10/21/24	M	3.90%	JPMorgan Chase Bank, N.A.	(4,878,886) CAD	(241,764)
Magnolia Oil & Gas Corp.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(2,299,374) USD	78,033
Marex Group PLC	10/21/24	M	3.70%	Morgan Stanley Capital Services LLC	(792,059) USD	(13,714)
Nasdaq, Inc.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(16,593,198) USD	(10,006)
National Bank of Canada	10/21/24	M	3.90%	JPMorgan Chase Bank, N.A.	(7,211,671) CAD	(10,875)
Nokia OYJ	10/21/24	M	4.52%	JPMorgan Chase Bank, N.A.	(3,627,477) USD	(50,499)
Oddity Tech Ltd.	10/21/24	M	4.10%	Morgan Stanley Capital Services LLC	(1,736,049) USD	(100,514)
ONEOK, Inc.	10/21/24	M	4.58%	Morgan Stanley Capital Services LLC	(2,560,381) USD	111,263
Onestream, Inc.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(2,773,936) USD	(1,965)
PACS Group, Inc.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(2,721,205) USD	(5,868)
Palantir Technologies, Inc.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(431,529) USD	8,528
Palomar Holdings, Inc.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(1,087,931) USD	11,438
Permian Resources Corp.	10/21/24	M	4.03%	Morgan Stanley Capital Services LLC	(4,640,528) USD	(2,047)
Ping An Insurance Group Co. of China Ltd.	10/21/24	M	4.05%	Bank of America N.A.	(5,216,152) HKD	(180,560)
Reddit, Inc.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(3,041,018) USD	42,844
Rithm Capital Corp.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(2,312,630) USD	(10,056)
Rubrik, Inc.	10/21/24	M	4.00%	Morgan Stanley Capital Services LLC	(731,734) USD	547

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
RXO, Inc.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(1,879,135) USD	$(31,249)
Sampo OYJ	10/21/24	M	3.12%	JPMorgan Chase Bank, N.A.	(2,799,214) EUR	(46,034)
Schlumberger NV	10/21/24	M	4.53%	JPMorgan Chase Bank, N.A.	(11,766,569) USD	260,565
SharkNinja, Inc.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(6,060,645) USD	(119,845)
Smith Douglas Homes Corp.	10/21/24	M	4.35%	Morgan Stanley Capital Services LLC	(822,315) USD	(36,840)
SouthState Corp.	10/21/24	M	4.53%	JPMorgan Chase Bank, N.A.	(3,985,773) USD	64,560
Synopsys, Inc.	10/21/24	M	4.53%	JPMorgan Chase Bank, N.A.	(5,381,100) USD	(6,383)
TPG, Inc.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(1,982,160) USD	18,558
Trip.com Group Ltd.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(4,565,094) USD	(385,544)
TWFG, Inc.	10/21/24	M	3.75%	Morgan Stanley Capital Services LLC	(186,895) USD	1,828
UL Solutions, Inc.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(4,494,095) USD	10,605
UMB Financial Corp.	10/21/24	M	4.53%	JPMorgan Chase Bank, N.A.	(13,331,877) USD	209,735
Utilities Select Sector SPDR Fund	10/21/24	M	4.58%	Morgan Stanley Capital Services LLC	(2,470,629) USD	(13,840)
Viking Holdings Ltd.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(3,944,675) USD	(21,830)
Viper Energy, Inc.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(2,118,835) USD	68,315
Waystar Holding Corp.	10/21/24	M	4.43%	Morgan Stanley Capital Services LLC	(1,568,095) USD	(17,395)
Wistron Corp.	10/21/24	M	2.56%	Morgan Stanley Capital Services LLC	(26,872) USD	(256)

Total Sells						$804,519

Total OTC Total Return Swaps Outstanding						$4,163,207

[1]	The termination date presented for OTC Total Return Swaps is the monthly settlement date.
[2]	Security is valued using significant unobservable inputs.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

Centrally Cleared Interest Rate Swaps Outstanding at September 30, 2024

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	3.12%	M/M	06/16/2037	Morgan Stanley & Co. LLC	2,300,000 USD	$80,126	$—	$80,126
Pays	USD SOFR	3.32%	M/M	09/22/2037	Morgan Stanley & Co. LLC	2,800,000 USD	34,512	—	34,512
Pays	USD SOFR	2.22%	M/M	03/25/2037	Morgan Stanley & Co. LLC	800,000 USD	103,472	—	103,472
Pays	USD SOFR	4.21%	M/M	04/18/2026	Morgan Stanley & Co. LLC	500,000 USD	(2,011)	—	(2,011)
Pays	USD SOFR	3.19%	M/M	12/01/2037	Morgan Stanley & Co. LLC	3,000,000 USD	138,960	—	138,960
Pays	GBP SONIA	3.46%	M/M	02/08/2030	Citibank N.A.	1,206,750 GBP	25,576	—	25,576
Pays	USD SOFR	3.87%	M/M	02/23/2029	Morgan Stanley & Co. LLC	4,000,000 USD	(59,478)	—	(59,478)
Receives	USD SOFR	3.48%	M/M	04/20/2028	Bank of America Securities, Inc.	(504,000) USD	(1,265)	—	(1,265)
Pays	JPY TONA	0.34%	M/M	04/20/2028	Bank of America Securities, Inc.	5,213,500 JPY	30,222	—	30,222
Pays	USD SOFR	1.66%	M/M	06/17/2025	Morgan Stanley & Co. LLC	10,000,000 USD	161,894	(2,766)	164,660
Pays	USD SOFR	2.72%	M/M	09/08/2028	Morgan Stanley & Co. LLC	1,000,000 USD	32,792	(191)	32,983
Pays	USD SOFR	2.39%	M/M	11/16/2028	Morgan Stanley & Co. LLC	4,000,000 USD	171,611	(930)	172,541
Pays	USD SOFR	2.67%	M/M	09/13/2028	Morgan Stanley & Co. LLC	2,500,000 USD	85,267	(306)	85,573
Pays	USD SOFR	2.43%	M/M	10/11/2026	Morgan Stanley & Co. LLC	3,000,000 USD	78,847	(796)	79,643
Pays	USD SOFR	1.58%	M/M	05/21/2025	Morgan Stanley & Co. LLC	10,000,000 USD	184,682	(2,624)	187,306

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	1.88%	M/M	01/24/2027	Morgan Stanley & Co. LLC	1,500,000 USD	$70,137	$(243)	$70,380
Pays	USD SOFR	1.32%	M/M	02/28/2027	Morgan Stanley & Co. LLC	5,000,000 USD	288,226	(1,378)	289,604
Pays	USD SOFR	1.61%	M/M	03/23/2027	Morgan Stanley & Co. LLC	7,000,000 USD	341,086	(2,068)	343,154
Pays	USD SOFR	2.05%	M/M	11/30/2024	Morgan Stanley & Co. LLC	5,000,000 USD	14,342	(1,033)	15,375
Pays	USD SOFR	1.62%	M/M	03/24/2027	Morgan Stanley & Co. LLC	7,000,000 USD	339,699	(1,880)	341,579
Pays	USD SOFR	0.80%	M/M	01/13/2026	Morgan Stanley & Co. LLC	80,000 USD	3,984	(21)	4,005
Pays	USD SOFR	0.95%	M/M	01/13/2027	Morgan Stanley & Co. LLC	940,000 USD	65,354	(268)	65,622
Pays	USD SOFR	2.42%	M/M	10/24/2024	Morgan Stanley & Co. LLC	2,000,000 USD	3,563	(394)	3,957
Pays	USD SOFR	2.35%	M/M	11/08/2024	Morgan Stanley & Co. LLC	4,000,000 USD	7,700	(1,025)	8,725
Pays	USD SOFR	0.71%	6M/3M	01/22/2026	Morgan Stanley & Co. LLC	12,000,000 USD	608,834	(5,364)	614,198
Pays	USD SOFR	2.72%	M/M	08/08/2028	Morgan Stanley & Co. LLC	3,000,000 USD	104,292	(632)	104,924
Pays	USD SOFR	2.45%	M/M	10/18/2024	Morgan Stanley & Co. LLC	4,000,000 USD	6,968	(751)	7,719
Pays	USD SOFR	2.58%	M/M	08/05/2025	Morgan Stanley & Co. LLC	7,000,000 USD	130,667	(1,844)	132,511
Pays	USD SOFR	2.83%	M/M	07/29/2029	Morgan Stanley & Co. LLC	3,000,000 USD	110,063	(725)	110,788
Pays	USD SOFR	2.37%	M/M	11/01/2024	Morgan Stanley & Co. LLC	2,000,000 USD	3,880	(394)	4,274
Receives	USD SOFR	0.98%	M/M	03/25/2030	Morgan Stanley & Co. LLC	(3,000,000) USD	(287,190)	—	(287,190)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	3.21%	M/M	05/25/2033	Morgan Stanley & Co. LLC	2,000,000 USD	$5,413	$—	$5,413
Pays	USD SOFR	2.30%	M/M	01/26/2025	Morgan Stanley & Co. LLC	900,000 USD	11,775	—	11,775
Pays	USD SOFR	2.40%	M/M	01/25/2027	Morgan Stanley & Co. LLC	2,900,000 USD	81,315	—	81,315
Pays	USD SOFR	1.56%	M/M	09/26/2026	Morgan Stanley & Co. LLC	1,800,000 USD	66,320	—	66,320
Pays	USD SOFR	2.27%	M/M	01/25/2026	Morgan Stanley & Co. LLC	2,000,000 USD	47,992	—	47,992
Pays	USD SOFR	1.24%	M/M	04/19/2028	Morgan Stanley & Co. LLC	700,000 USD	51,822	—	51,822
Pays	USD SOFR	1.62%	M/M	07/25/2026	Morgan Stanley & Co. LLC	1,900,000 USD	75,871	—	75,871
Pays	USD SOFR	1.90%	6M/3M	08/27/2029	Morgan Stanley & Co. LLC	1,650,000 USD	108,007	—	108,007
Pays	USD SOFR	3.17%	M/M	05/04/2032	Morgan Stanley & Co. LLC	6,500,000 USD	112,145	—	112,145
Pays	USD SOFR	0.66%	M/M	03/11/2035	Morgan Stanley & Co. LLC	1,500,000 USD	358,674	—	358,674
Receives	USD SOFR	3.25%	M/M	05/17/2028	Bank of America Securities, Inc.	(165,000) USD	(1,606)	—	(1,606)
Pays	JPY TONA	0.15%	M/M	05/18/2026	Bank of America Securities, Inc.	7,349,969 JPY	31,338	—	31,338
Pays	USD SOFR	3.49%	M/M	06/30/2038	Morgan Stanley & Co. LLC	8,000,000 USD	9,983	—	9,983
Receives	USD SOFR	4.37%	M/M	07/27/2026	Bank of America Securities, Inc.	(850,000) USD	11,547	—	11,547
Receives	USD SOFR	3.93%	M/M	07/27/2028	Bank of America Securities, Inc.	(610,000) USD	12,497	—	12,497

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	JPY TONA	0.15%	M/M	07/27/2026	Bank of America Securities, Inc.	695,553 JPY	$3,778	$—	$3,778
Pays	JPY TONA	0.28%	M/M	07/27/2028	Bank of America Securities, Inc.	3,406,792 JPY	33,168	—	33,168
Pays	JPY TONA	0.69%	M/M	09/29/2027	Bank of America Securities, Inc.	12,539,059 JPY	(26,452)	—	(26,452)
Receives	USD SOFR	3.96%	M/M	09/29/2027	Bank of America Securities, Inc.	(2,100,000) USD	35,770	(308)	36,078
Pays	JPY TONA	0.71%	M/M	09/29/2027	Bank of America Securities, Inc.	12,519,709 JPY	(30,736)	—	(30,736)
Pays	USD SOFR	4.22%	M/M	11/07/2033	Morgan Stanley & Co. LLC	1,500,000 USD	(80,994)	—	(80,994)
Receives	USD SOFR	4.30%	M/M	11/08/2028	Bank of America Securities, Inc.	(210,000) USD	6,015	—	6,015
Receives	USD SOFR	3.92%	M/M	11/10/2027	Bank of America Securities, Inc.	(1,800,000) USD	29,029	—	29,029
Receives	USD SOFR	3.26%	M/M	01/10/2028	Bank of America Securities, Inc.	(1,600,000) USD	6,316	—	6,316
Pays	USD SOFR	3.68%	1Y/1Y	02/01/2034	Morgan Stanley & Co. LLC	5,000,000 USD	(87,322)	—	(87,322)
Receives	EUR-EURIBOR	2.67%	1Y/6M	03/28/2039	Bank of America Securities, Inc.	(649,770) EUR	27,236	1,463	25,773
Pays	USD SOFR	4.00%	1Y/1Y	03/28/2029	Bank of America Securities, Inc.	1,600,000 USD	(36,929)	832	(37,761)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	EUR-EURIBOR	2.65%	1Y/6M	04/04/2039	Bank of America Securities, Inc.	(649,650) EUR	$12,663	$3,728	$8,935
Pays	USD SOFR	3.99%	1Y/1Y	04/02/2029	Bank of America Securities, Inc.	1,600,000 USD	(36,814)	(2,925)	(33,889)
Receives	EUR-EURIBOR	2.58%	1Y/6M	04/03/2034	Bank of America Securities, Inc.	(323,655) EUR	4,645	(298)	4,943
Receives	EUR-EURIBOR	2.61%	1Y/6M	04/04/2039	Bank of America Securities, Inc.	(215,770) EUR	2,831	(161)	2,992
Pays	USD SOFR	3.96%	1Y/1Y	04/02/2029	Bank of America Securities, Inc.	500,000 USD	(10,640)	414	(11,054)
Pays	USD SOFR	3.83%	1Y/1Y	04/03/2034	Bank of America Securities, Inc.	300,000 USD	(9,965)	86	(10,051)
Receives	GBP SONIA	3.72%	1Y/1Y	03/28/2039	Bank of America Securities, Inc.	(252,430) GBP	(2,917)	289	(3,206)
Pays	CAD CORRA	3.45%	6M/6M	04/03/2034	Bank of America Securities, Inc.	442,952 CAD	(20,511)	1,451	(21,962)
Pays	USD SOFR	3.98%	1Y/1Y	04/03/2029	Bank of America Securities, Inc.	500,000 USD	(11,289)	2,523	(13,812)
Pays	CAD CORRA	3.48%	6M/6M	04/03/2034	Bank of America Securities, Inc.	220,986 CAD	(10,942)	2,215	(13,157)
Receives	EUR-EURIBOR	2.58%	1Y/6M	04/04/2034	Bank of America Securities, Inc.	(323,040) EUR	4,631	(3,392)	8,023
Receives	EUR-EURIBOR	2.61%	1Y/6M	04/04/2039	Bank of America Securities, Inc.	(215,360) EUR	2,951	(3,176)	6,127

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	4.08%	1Y/1Y	04/04/2029	Bank of America Securities, Inc.	500,000 USD	$(13,620)	$483	$(14,103)
Pays	USD SOFR	3.94%	1Y/1Y	04/04/2034	Bank of America Securities, Inc.	300,000 USD	(12,896)	1,119	(14,015)
Pays	CAD CORRA	3.60%	6M/6M	04/03/2034	Bank of America Securities, Inc.	221,019 CAD	(13,152)	1,363	(14,515)
Receives	GBP SONIA	3.72%	1Y/1Y	04/04/2039	Bank of America Securities, Inc.	(251,530) GBP	(2,876)	(4,114)	1,238
Receives	EUR-EURIBOR	2.71%	1Y/6M	04/05/2039	Bank of America Securities, Inc.	(216,690) EUR	5,835	(246)	6,081
Pays	USD SOFR	4.10%	1Y/1Y	04/05/2029	Bank of America Securities, Inc.	500,000 USD	(14,045)	1,208	(15,253)
Pays	CAD CORRA	3.62%	6M/6M	04/04/2034	Bank of America Securities, Inc.	221,672 CAD	(13,574)	863	(14,437)
Pays	SEK STIBOR	2.55%	1Y/3M	04/06/2054	Bank of America Securities, Inc.	122,095 SEK	(10,653)	343	(10,996)
Receives	EUR-EURIBOR	2.68%	1Y/6M	04/11/2034	Bank of America Securities, Inc.	(325,005) EUR	7,657	1,236	6,421
Receives	EUR-EURIBOR	2.69%	1Y/6M	04/12/2039	Bank of America Securities, Inc.	(216,670) EUR	5,331	694	4,637
Pays	USD SOFR	3.97%	1Y/1Y	04/10/2034	Bank of America Securities, Inc.	300,000 USD	(13,729)	(280)	(13,449)
Receives	GBP SONIA	3.82%	1Y/1Y	04/04/2039	Bank of America Securities, Inc.	(252,770) GBP	127	657	(530)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	SEK STIBOR	2.54%	1Y/3M	04/08/2054	Bank of America Securities, Inc.	122,083 SEK	$(10,402)	$(473)	$(9,929)
Pays	CAD CORRA	3.56%	6M/6M	04/10/2034	Bank of America Securities, Inc.	220,742 CAD	(12,421)	101	(12,522)
Receives	EUR-EURIBOR	2.71%	1Y/6M	04/12/2039	Bank of America Securities, Inc.	(217,140) EUR	5,870	(522)	6,392
Pays	USD SOFR	4.02%	1Y/1Y	04/10/2034	Bank of America Securities, Inc.	300,000 USD	(15,133)	711	(15,844)
Pays	USD SOFR	4.02%	1Y/1Y	04/11/2039	Bank of America Securities, Inc.	200,000 USD	(12,577)	658	(13,235)
Pays	CAD CORRA	3.61%	6M/6M	04/10/2034	Bank of America Securities, Inc.	220,954 CAD	(13,438)	373	(13,811)
Receives	CHF SARON	1.07%	1Y/1Y	04/10/2029	Bank of America Securities, Inc.	(552,334) CHF	15,269	(216)	15,485
Receives	EUR-EURIBOR	2.73%	1Y/6M	04/12/2039	Bank of America Securities, Inc.	(217,120) EUR	6,494	1,610	4,884
Pays	SEK STIBOR	2.55%	1Y/3M	04/13/2054	Bank of America Securities, Inc.	121,265 SEK	(10,630)	527	(11,157)
Pays	USD SOFR	4.36%	1Y/1Y	04/16/2029	Bank of America Securities, Inc.	500,000 USD	(20,516)	46	(20,562)
Receives	EUR-EURIBOR	2.72%	1Y/6M	04/15/2039	Bank of America Securities, Inc.	(214,550) EUR	6,023	(1,351)	7,374
Pays	CAD CORRA	3.71%	6M/6M	04/12/2034	Bank of America Securities, Inc.	219,258 CAD	(15,434)	285	(15,719)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	EUR-EURIBOR	2.76%	1Y/6M	04/18/2039	Bank of America Securities, Inc.	(212,760) EUR	$7,395	$2,411	$4,984
Receives	GBP SONIA	3.96%	1Y/1Y	04/12/2039	Bank of America Securities, Inc.	(248,940) GBP	4,798	2,176	2,622
Receives	EUR-EURIBOR	2.76%	1Y/6M	04/18/2039	Bank of America Securities, Inc.	(212,440) EUR	7,275	(1,709)	8,984
Receives	EUR-EURIBOR	2.75%	1Y/6M	04/18/2034	Bank of America Securities, Inc.	(318,660) EUR	9,754	(1,780)	11,534
Pays	SEK STIBOR	2.62%	1Y/3M	04/20/2054	Bank of America Securities, Inc.	118,641 SEK	(12,518)	2,016	(14,534)
Receives	EUR-EURIBOR	2.78%	1Y/6M	04/22/2039	Bank of America Securities, Inc.	(212,870) EUR	7,760	(22)	7,782
Receives	CHF SARON	1.13%	1Y/1Y	04/30/2029	Bank of America Securities, Inc.	(548,095) CHF	17,309	141	17,168
Pays	CAD CORRA	3.88%	6M/6M	05/01/2034	Bank of America Securities, Inc.	219,499 CAD	(18,905)	(773)	(18,132)
Receives	GBP SONIA	4.11%	1Y/1Y	04/29/2039	Bank of America Securities, Inc.	(251,230) GBP	9,390	855	8,535
Pays	USD SOFR	4.25%	1Y/1Y	05/06/2039	Bank of America Securities, Inc.	200,000 USD	(18,121)	314	(18,435)
Pays	CAD CORRA	3.61%	6M/6M	05/08/2034	Bank of America Securities, Inc.	218,579 CAD	(13,780)	(716)	(13,064)
Pays	CAD CORRA	3.67%	6M/6M	05/15/2034	Bank of America Securities, Inc.	219,804 CAD	(14,905)	365	(15,270)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	USD SOFR	4.16%	1Y/1Y	05/21/2029	Bank of America Securities, Inc.	(500,000) USD	$16,915	$(414)	$17,329
Pays	EUR-EURIBOR	2.79%	1Y/6M	05/22/2034	Bank of America Securities, Inc.	325,800 EUR	(11,298)	198	(11,496)
Receives	AUD BBSW	4.56%	6M/6M	05/23/2039	Bank of America Securities, Inc.	(133,330) AUD	5,079	(147)	5,226
Pays	EUR-EURIBOR	2.79%	1Y/6M	05/24/2039	Bank of America Securities, Inc.	216,420 EUR	(8,242)	689	(8,931)
Receives	AUD BBSW	4.42%	6M/6M	05/25/2054	Bank of America Securities, Inc.	(198,525) AUD	8,839	(1,917)	10,756
Pays	EUR-EURIBOR	2.84%	1Y/6M	05/30/2039	Bank of America Securities, Inc.	216,980 EUR	(9,798)	(23)	(9,775)
Receives	AUD BBSW	4.57%	6M/6M	05/30/2039	Bank of America Securities, Inc.	(330,725) AUD	13,346	(4,524)	17,870
Pays	EUR-EURIBOR	2.84%	1Y/6M	05/31/2034	Bank of America Securities, Inc.	324,045 EUR	(13,037)	1,137	(14,174)
Receives	USD SOFR	4.39%	1Y/1Y	06/04/2029	Bank of America Securities, Inc.	(500,000) USD	22,614	1,175	21,439
Pays	EUR-EURIBOR	2.89%	1Y/6M	06/06/2039	Bank of America Securities, Inc.	217,010 EUR	(11,408)	594	(12,002)
Receives	GBP SONIA	4.07%	1Y/1Y	06/03/2039	Bank of America Securities, Inc.	(256,010) GBP	8,694	2,282	6,412
Receives	USD SOFR	4.11%	1Y/1Y	06/07/2029	Bank of America Securities, Inc.	(500,000) USD	16,021	(203)	16,224

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	EUR-EURIBOR	2.78%	1Y/6M	06/07/2039	Bank of America Securities, Inc.	217,480 EUR	$(8,322)	$(37)	$(8,285)
Receives	GBP SONIA	3.89%	1Y/1Y	06/08/2054	Bank of America Securities, Inc.	(127,895) GBP	1,478	73	1,405
Receives	USD SOFR	3.91%	1Y/1Y	06/13/2039	Bank of America Securities, Inc.	(200,000) USD	10,365	(2,893)	13,258
Receives	USD SOFR	3.91%	1Y/1Y	06/12/2034	Bank of America Securities, Inc.	(300,000) USD	13,158	(3,246)	16,404
Pays	JPY TONA	0.73%	1Y/1Y	09/18/2029	Bank of America Securities, Inc.	636,922 JPY	(4,695)	3,499	(8,194)
Pays	EUR-EURIBOR	2.80%	1Y/6M	06/19/2034	Bank of America Securities, Inc.	322,290 EUR	(11,929)	796	(12,725)
Receives	GBP SONIA	3.79%	1Y/1Y	06/17/2054	Bank of America Securities, Inc.	(127,040) GBP	(811)	(437)	(374)
Pays	SEK STIBOR	2.33%	1Y/3M	06/22/2054	Bank of America Securities, Inc.	114,988 SEK	(4,586)	(302)	(4,284)
Pays	EUR-EURIBOR	2.75%	1Y/6M	06/24/2039	Bank of America Securities, Inc.	214,110 EUR	(7,520)	825	(8,345)
Pays	USD SOFR	3.81%	1Y/1Y	06/21/2036	Morgan Stanley & Co. LLC	1,500,000 USD	(58,245)	—	(58,245)
Pays	SEK STIBOR	2.33%	1Y/3M	06/26/2054	Bank of America Securities, Inc.	124,132 SEK	(4,935)	1,355	(6,290)
Receives	GBP SONIA	3.86%	1Y/1Y	06/27/2039	Bank of America Securities, Inc.	(253,790) GBP	2,223	608	1,615

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	USD SOFR	4.18%	1Y/1Y	07/03/2028	Bank of America Securities, Inc.	(700,000) USD	$19,934	$—	$19,934
Receives	USD SOFR	4.62%	1Y/1Y	07/01/2026	Bank of America Securities, Inc.	(600,000) USD	9,975	—	9,975
Receives	USD SOFR	3.87%	1Y/1Y	09/29/2027	Bank of America Securities, Inc.	(2,000,000) USD	30,860	—	30,860
Pays	JPY TONA	0.71%	1Y/1Y	09/29/2027	Bank of America Securities, Inc.	3,712,340 JPY	(9,645)	—	(9,645)
Pays	CAD CORRA	3.33%	6M/6M	07/02/2054	Bank of America Securities, Inc.	73,097 CAD	(4,909)	(395)	(4,514)
Receives	GBP SONIA	3.95%	1Y/1Y	07/01/2039	Bank of America Securities, Inc.	(252,870) GBP	5,136	(1,315)	6,451
Receives	USD SOFR	4.05%	1Y/1Y	07/05/2034	Bank of America Securities, Inc.	(300,000) USD	16,943	478	16,465
Pays	CAD CORRA	3.36%	6M/6M	07/03/2054	Bank of America Securities, Inc.	73,148 CAD	(5,348)	1,660	(7,008)
Receives	CHF SARON	1.09%	1Y/1Y	07/06/2054	Bank of America Securities, Inc.	(110,632) CHF	15,723	(535)	16,258
Pays	CAD CORRA	3.47%	6M/6M	07/06/2054	Bank of America Securities, Inc.	73,338 CAD	(6,978)	86	(7,064)
Pays	SEK STIBOR	2.37%	1Y/3M	07/13/2054	Bank of America Securities, Inc.	123,188 SEK	(4,931)	711	(5,642)
Pays	CAD CORRA	3.35%	6M/6M	07/10/2054	Bank of America Securities, Inc.	73,354 CAD	(5,355)	125	(5,480)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	GBP SONIA	3.93%	1Y/1Y	07/10/2054	Bank of America Securities, Inc.	(128,465) GBP	$2,584	$676	$1,908
Pays	CAD CORRA	3.35%	6M/6M	07/29/2054	Bank of America Securities, Inc.	72,304 CAD	(5,326)	(715)	(4,611)
Receives	CAD CORRA	3.13%	6M/6M	07/30/2029	Bank of America Securities, Inc.	(360,894) CAD	7,691	490	7,201
Pays	CAD CORRA	3.26%	6M/6M	07/31/2054	Bank of America Securities, Inc.	72,184 CAD	(4,102)	(421)	(3,681)
Receives	CAD CORRA	3.04%	6M/6M	08/01/2029	Bank of America Securities, Inc.	(362,148) CAD	6,299	196	6,103
Pays	USD CPURNSA	2.27%	M/M	08/08/2029	Bank of America Securities, Inc.	8,000,000 USD	(1,836)	—	(1,836)
Pays	USD CPURNSA	2.26%	M/M	08/08/2029	Bank of America Securities, Inc.	17,000,000 USD	3,045	—	3,045
Pays	SEK STIBOR	2.11%	1Y/3M	08/10/2054	Bank of America Securities, Inc.	114,377 SEK	2,078	1,589	489
Pays	CAD CORRA	3.10%	6M/6M	08/10/2054	Bank of America Securities, Inc.	72,730 CAD	(1,816)	597	(2,413)
Receives	USD SOFR	3.45%	1Y/1Y	08/09/2029	Bank of America Securities, Inc.	(500,000) USD	2,667	(487)	3,154
Pays	USD CPURNSA	2.26%	M/M	08/09/2029	Bank of America Securities, Inc.	15,000,000 USD	3,264	—	3,264
Receives	USD SOFR	3.47%	1Y/1Y	08/13/2029	Bank of America Securities, Inc.	(500,000) USD	3,314	(1,730)	5,044

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	CAD CORRA	3.13%	6M/6M	08/10/2054	Bank of America Securities, Inc.	72,815 CAD	$(2,209)	$486	$(2,695)
Receives	USD SOFR	3.28%	1Y/1Y	12/17/2026	Bank of America Securities, Inc.	(700,000) USD	1,727	—	1,727
Receives	CAD CORRA	2.98%	6M/6M	08/21/2034	Bank of America Securities, Inc.	(219,242) CAD	2,447	341	2,106
Pays	SEK STIBOR	2.12%	1Y/3M	08/20/2054	Bank of America Securities, Inc.	114,889 SEK	1,656	(534)	2,190
Receives	USD SOFR	3.44%	1Y/1Y	08/21/2034	Bank of America Securities, Inc.	(300,000) USD	2,246	684	1,562
Receives	USD SOFR	3.10%	1Y/1Y	12/20/2027	Bank of America Securities, Inc.	(465,000) USD	52	—	52
Pays	USD SOFR	3.19%	1Y/1Y	08/24/2054	Bank of America Securities, Inc.	825,000 USD	10,570	—	10,570
Receives	CAD CORRA	2.90%	6M/6M	08/23/2034	Bank of America Securities, Inc.	(220,410) CAD	966	(458)	1,424
Pays	EUR-EURIBOR	2.45%	1Y/6M	08/27/2029	Bank of America Securities, Inc.	666,450 EUR	(6,261)	(143)	(6,118)
Pays	EUR-EURIBOR	2.47%	1Y/6M	08/28/2034	Bank of America Securities, Inc.	333,225 EUR	(3,008)	(115)	(2,893)
Receives	CAD CORRA	2.91%	6M/6M	08/28/2034	Bank of America Securities, Inc.	(222,428) CAD	1,184	(162)	1,346
Receives	USD SOFR	3.36%	1Y/1Y	08/28/2034	Bank of America Securities, Inc.	(300,000) USD	297	369	(72)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	GBP SONIA	3.69%	1Y/1Y	08/28/2029	Bank of America Securities, Inc.	663,100 GBP	$(932)	$1,881	$(2,813)
Receives	USD SOFR	3.36%	1Y/1Y	08/29/2029	Bank of America Securities, Inc.	(500,000) USD	1,310	(666)	1,976
Pays	GBP SONIA	3.73%	1Y/1Y	08/28/2029	Bank of America Securities, Inc.	659,275 GBP	(2,287)	397	(2,684)
Pays	EUR-EURIBOR	2.59%	1Y/6M	08/30/2039	Bank of America Securities, Inc.	222,270 EUR	(3,445)	(689)	(2,756)
Receives	USD SOFR	3.10%	1Y/1Y	07/14/2028	Bank of America Securities, Inc.	(545,000) USD	(94)	—	(94)
Receives	USD SOFR	3.10%	1Y/1Y	06/30/2028	Bank of America Securities, Inc.	(1,080,000) USD	(198)	—	(198)
Pays	USD SOFR	3.22%	1Y/1Y	09/02/2059	Bank of America Securities, Inc.	500,000 USD	388	—	388
Receives	AUD BBSW	4.04%	6M/6M	08/30/2034	Bank of America Securities, Inc.	(203,940) AUD	(319)	(1,127)	808
Receives	GBP SONIA	3.79%	1Y/1Y	09/01/2054	Bank of America Securities, Inc.	(131,680) GBP	(400)	(402)	2
Pays	GBP SONIA	3.75%	1Y/1Y	08/30/2029	Bank of America Securities, Inc.	656,650 GBP	(2,704)	(938)	(1,766)
Receives	USD SOFR	3.37%	1Y/1Y	09/04/2029	Bank of America Securities, Inc.	(500,000) USD	1,744	(868)	2,612
Pays	JPY TONA	0.69%	1Y/1Y	09/07/2028	Bank of America Securities, Inc.	11,671,816 JPY	(8,909)	—	(8,909)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	SEK STIBOR	2.23%	1Y/3M	09/07/2054	Bank of America Securities, Inc.	106,681 SEK	$(1,199)	$(49)	$(1,150)
Receives	USD SOFR	3.14%	1Y/1Y	09/08/2028	Bank of America Securities, Inc.	(4,700,000) USD	4,148	—	4,148
Receives	USD SOFR	3.40%	1Y/1Y	09/05/2029	Bank of America Securities, Inc.	(500,000) USD	2,357	(373)	2,730
Pays	EUR- EURIBOR	2.57%	1Y/6M	09/06/2039	Bank of America Securities, Inc.	221,560 EUR	(2,953)	(771)	(2,182)
Receives	USD SOFR	3.25%	1Y/1Y	09/10/2029	Bank of America Securities, Inc.	(500,000) USD	(874)	865	(1,739)
Pays	GBP SONIA	3.64%	1Y/1Y	09/05/2029	Bank of America Securities, Inc.	658,500 GBP	160	(752)	912
Receives	USD SOFR	3.27%	1Y/1Y	09/11/2028	Bank of America Securities, Inc.	(940,000) USD	(1,338)	—	(1,338)
Receives	USD SOFR	2.98%	1Y/1Y	09/10/2027	Bank of America Securities, Inc.	(3,200,000) USD	(3,956)	—	(3,956)
Receives	USD SOFR	3.17%	1Y/1Y	12/18/2026	Bank of America Securities, Inc.	(40,600,000) USD	(70,501)	(5,654)	(64,847)
Pays	JPY TONA	0.64%	1Y/1Y	12/18/2029	Bank of America Securities, Inc.	4,147,868 JPY	(3,098)	—	(3,098)
Receives	USD SOFR	3.18%	1Y/1Y	09/12/2029	Bank of America Securities, Inc.	(500,000) USD	(2,526)	331	(2,857)
Receives	EUR- EURIBOR	2.29%	1Y/6M	12/16/2026	Bank of America Securities, Inc.	(58,440,450) EUR	175,251	2,805	172,446

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	CNY- CNREPOFIX	1.65%	3M/3M	12/18/2029	Bank of America Securities, Inc.	(61,417,301) CNY	$(467,762)	$—	$(467,762)
Receives	EUR ESTR	1.77%	1Y/1Y	09/15/2026	Bank of America Securities, Inc.	(11,568,375) EUR	4,548	—	4,548
Pays	USD CPURNSA	2.24%	M/M	09/17/2029	Bank of America Securities, Inc.	6,000,000 USD	25,800	—	25,800
Receives	EUR- EURIBOR	2.24%	1Y/6M	12/16/2026	Bank of America Securities, Inc.	(89,036,000) EUR	179,825	—	179,825
Receives	EUR- EURIBOR	2.26%	1Y/6M	12/16/2026	Bank of America Securities, Inc.	(89,036,000) EUR	220,038	—	220,038
Receives	EUR- EURIBOR	2.24%	1Y/6M	12/16/2026	Bank of America Securities, Inc.	(89,036,000) EUR	185,814	—	185,814
Receives	EUR- EURIBOR	2.24%	1Y/6M	12/16/2026	Bank of America Securities, Inc.	(178,072,000) EUR	361,360	—	361,360
Receives	GBP SONIA	3.58%	1Y/1Y	09/17/2054	Bank of America Securities, Inc.	(131,630) GBP	(5,348)	427	(5,775)
Pays	EUR- EURIBOR	2.48%	1Y/6M	09/20/2039	Bank of America Securities, Inc.	222,130 EUR	(597)	1,132	(1,729)
Receives	CNY- CNREPOFIX	1.64%	3M/3M	12/18/2029	Bank of America Securities, Inc.	(2,821,133) CNY	(23,552)	—	(23,552)
Receives	GBP SONIA	3.58%	1Y/1Y	09/18/2054	Bank of America Securities, Inc.	(131,895) GBP	(5,194)	(1,293)	(3,901)
Pays	CAD CORRA	2.88%	6M/6M	09/21/2054	Bank of America Securities, Inc.	73,430 CAD	1,251	217	1,034

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	CAD CORRA	2.60%	6M/6M	09/19/2029	Bank of America Securities, Inc.	(367,148) CAD	$(428)	$(184)	$(244)
Pays	CAD CORRA	2.93%	6M/6M	09/21/2054	Bank of America Securities, Inc.	73,763 CAD	654	845	(191)
Receives	CAD CORRA	2.82%	6M/6M	09/25/2034	Bank of America Securities, Inc.	(221,166) CAD	(478)	(843)	365
Receives	GBP SONIA	3.70%	1Y/1Y	09/21/2054	Bank of America Securities, Inc.	(133,160) GBP	(2,518)	(353)	(2,165)
Pays	CAD CORRA	2.94%	6M/6M	09/23/2054	Bank of America Securities, Inc.	73,722 CAD	387	436	(49)
Receives	CAD CORRA	2.63%	6M/6M	09/24/2029	Bank of America Securities, Inc.	(370,151) CAD	163	355	(192)
Pays	CAD CORRA	2.97%	6M/6M	09/24/2054	Bank of America Securities, Inc.	74,030 CAD	30	(193)	223
Pays	CAD CORRA	2.97%	6M/6M	09/28/2054	Bank of America Securities, Inc.	74,154 CAD	(73)	599	(672)
Receives	GBP SONIA	3.73%	1Y/1Y	09/25/2054	Bank of America Securities, Inc.	(133,165) GBP	(1,753)	(1,316)	(437)
Receives	CAD CORRA	2.67%	6M/6M	09/27/2029	Bank of America Securities, Inc.	(371,168) CAD	836	(165)	1,001
Pays	CAD CORRA	3.02%	6M/6M	09/28/2054	Bank of America Securities, Inc.	74,234 CAD	(746)	(14)	(732)
Pays	CAD CORRA	3.03%	6M/6M	10/01/2054	Bank of America Securities, Inc.	73,978 CAD	(831)	(465)	(366)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	GBP SONIA	4.29%	1Y/1Y	09/30/2025	Bank of America Securities, Inc.	(8,690,175) GBP	$—	$—	$—

Total Centrally Cleared Interest Rate Swaps Outstanding							$4,100,280	$(20,798)	$4,121,078

Abbreviation Legend:
1Y	Yearly
3M	Quarterly
6M	Semi-Annually
ADR	American Depository Receipt
ASX	Australian Securities Exchange
BBSW	Bank Bill Swap Rate
CBOE	Chicago Board Options Exchange
CBOT	Chicago Board of Trade
CME	Chicago Mercantile Exchange
CNREPOFIX	CFXS-Reuters to the floating-rate-index
CORRA	Canadian Overnight Repo Rate Average
ETF	Exchange-Traded Fund
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times and Stock Exchange
FX	Foreign Exchange
ICE	Ice Futures Europe
LIBOR	London Interbank Offered Rate
LIFFE	London International Financial Futures and Options Exchange
LME	London Metal Exchange
M	Monthly
MTN	Medium Term Note
NYMEX	New York Mercantile Exchange
OMX	Stockholm 30 Index
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REIT	Real Estate Investment Trust
S&P	S&P 500 Index
SARON	Swiss Average Rate Overnight
SFE	ASX Trade24
SGX	Singapore Exchange
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard and Poor’s Depository Receipt
STIBOR	Stockholm Interbank Offered Rate

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2024 (Unaudited)

T	At Maturity
TBA	To Be Announced
TONA	Tokyo Overnight Average
Currency Legend:
AUD	Australia Dollar
BRL	Brazil Real
CHF	Switzerland Franc
CLP	Chile Peso
CNH	Chinese Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
EUR	Euro Member Countries
GBP	United Kingdom Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesian Rupiah
ILS	Israel Shekel
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
MXN	Mexico Peso
NOK	Norway Krone
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities

As of September 30, 2024 (Unaudited)

Assets:
Investment in securities, at fair value (cost $2,757,669,008)	$2,922,295,879
Cash	516,176,504
Cash denominated in foreign currencies (cost of $28,796,071)	28,686,652
Segregated cash balance with broker for securities sold short	578,197,447
Segregated cash balance with custodian for derivative financial instruments	187,080,369
Segregated cash balance with counterparties for futures contracts	94,020,624
Segregated cash balance with counterparties for centrally cleared derivatives	152,093,071
Segregated cash balance with counterparties for OTC derivatives	45,793,276
Unrealized appreciation on forward foreign currency exchange contracts	2,357,297
Income receivable	26,090,540
Receivable for investments sold	1,095,668,738
Receivable for Fund shares sold	4,477,840
Receivable for periodic payments from swap contracts	159,820
Variation margin receivable on futures	30,352,142
Variation margin receivable on centrally cleared swaps	12,333,351
Swap contracts, at fair value (net premiums paid $1,282,683)	21,333,466
Prepaid expenses and other assets	499,963

Total assets	5,717,616,979

Liabilities:
Securities sold short, at fair value (proceeds of $1,014,944,709)	1,077,635,868
Cash received as collateral from custodian for derivative financial instruments	36,615,613
Cash received as collateral from counterparty for centrally cleared derivatives	900,689
Cash received as collateral from counterparty for futures contracts	9,964,062
Cash received as collateral for reverse repurchase agreements	5,610,000
Cash received as collateral from counterparty for OTC derivatives	4,466,203
Options written, at fair value (premiums received $10,220,749)	4,084,325
Unrealized depreciation on forward foreign currency exchange contracts	4,841,213
Payable for reverse repurchase agreements	5,842,041
Payable for investments purchased	820,618,555
Payable for Fund shares redeemed	14,920,803
Payable for periodic payments from swap contracts	1,066,407
Variation margin payable on futures	5,899,524
Variation margin payable on centrally cleared swaps	10,988,947
Swap contracts, at fair value (net premiums received $3,394,155)	11,274,137
Dividend and interest income payable on securities sold short	2,856,736
Management fee payable	17,615,273
Payable to Affiliate	2,228,159
Payable for borrowings against line of credit	10,001,717
Accrued expenses and other liabilities	8,578,985

Total Liabilities	2,056,009,257

Net assets	$3,661,607,722

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities (Continued)

As of September 30, 2024 (Unaudited)

Net Assets Consist of:
Paid-in capital	$4,501,022,746
Total distributable earnings (loss)	(839,415,024)

Net assets	$3,661,607,722

Net Asset Value:
Class I Shares
Net Assets	$2,556,513,770
Class I Shares outstanding, no par value, unlimited shares authorized	230,186,994

Net asset value per share	$11.11

Class D Shares
Net Assets	$17,268,402
Class D Shares outstanding, no par value, unlimited shares authorized	1,564,117

Net asset value per share	$11.04

Class Y Shares
Net Assets	$1,087,825,550
Class Y Shares outstanding, no par value, unlimited shares authorized	98,542,120

Net asset value per share	$11.04

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries Consolidated Statement of Operations

For the Six-Months Ended September 30, 2024 (Unaudited)

Investment Income:
Interest (including net foreign taxes withheld of $0)	$123,582,155
Dividends (including net foreign taxes withheld of $90,931)	5,789,813
Other Income	481,671

Total income	129,853,639

Expenses:
Management fees	35,383,183
Administration fees	2,330,590
Custodian fees	783,740
Trustees’ fees	509,426
Distribution fees - Class D	22,830
Shareholder service fees	1,322,418
Registration fees	72,900
Printing and postage fees	300,823
Professional fees	2,927,153
Dividends on securities sold short	5,575,880
Interest on securities sold short	9,255,677
Line of credit fee	709,653
Other	627,801

Total expenses	59,822,074

Expenses recouped (reimbursed) by Investment Adviser	(1,706)

Total Net Expenses	59,820,368

Net investment income	70,033,271

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments in securities	98,742,739
Net realized gain (loss) on securities sold short	(36,246,545)
Net realized gain (loss) on forward foreign currency exchange contracts	3,724,997
Net realized gain (loss) on foreign currency transactions	(1,187,524)
Net realized gain (loss) on futures contracts	(32,949,543)
Net realized gain (loss) on options written	14,958,127
Net realized gain (loss) on swap contracts	27,329,895
Net change in unrealized appreciation (depreciation) on investments in securities	(53,375,892)
Net change in unrealized appreciation (depreciation) on securities sold short	(8,654,845)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(2,999,938)
Net change in unrealized appreciation (depreciation) on foreign currency translations	540,191
Net change in unrealized appreciation (depreciation) on futures contracts	3,197,978
Net change in unrealized appreciation (depreciation) on options written	(536,055)
Net change in unrealized appreciation (depreciation) on swap contracts	(11,553,008)

Net realized and unrealized gain	990,577

Net increase in net assets resulting from operations	$71,023,848

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets

	Six Months Ended 9/30/2024 (unaudited)	Year Ended 3/31/2024
Increase (Decrease) in Net Assets Operations:
Net investment income gain	$70,033,271	$97,661,789
Net realized gain	74,372,146	32,467,991
Net change in unrealized appreciation (depreciation)	(73,381,569)	284,908,673

Net increase in net assets resulting from operations	71,023,848	415,038,453

Distributions:
Distributions from earnings
Class I Shares	—	(95,892,704)
Class D Shares	—	(623,392)
Class Y Shares	—	(40,565,264)

Total distributions to shareholders	—	(137,081,360)

Capital Transactions:
Shareholder subscriptions:
Proceeds from sale of Class I Shares	351,394,810	494,084,713
Proceeds from sale of Class D Shares	5,074,205	5,902,535
Proceeds from sale of Class Y Shares	23,856,880	207,332,596
Shareholder reinvestments:
Net asset value of Class I Shares issued to shareholders in payment of distributions declared	—	78,990,395
Net asset value of Class D Shares issued to shareholders in payment of distributions declared	—	432,705
Net asset value of Class Y Shares issued to shareholders in payment of distributions declared	—	36,031,207
Shareholder redemptions:
Cost of Class I Shares redeemed	(712,948,930)	(1,263,507,587)
Cost of Class D Shares redeemed	(6,635,758)	(9,217,608)
Cost of Class Y Shares redeemed	(85,090,291)	(243,220,149)

Net decrease in net assets resulting from capital transactions	(424,349,084)	(693,171,193)

Net decrease in net assets	(353,325,236)	(415,214,100)

Net Assets:
Beginning of period	4,014,932,958	4,430,147,058

End of period	$3,661,607,722	$4,014,932,958

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets (Continued)

	Six Months Ended 9/30/2024 (unaudited)	Year Ended 3/31/2024
Share Transactions:
Class I Shares
Beginning of period	263,198,882	329,480,464
Shares issued	32,024,242	47,139,909
Reinvestment in Shares	—	7,566,130
Shares redeemed	(65,036,130)	(120,987,621)

Net change in shares resulting from share transactions	(33,011,888)	(66,281,582)

End of period	230,186,994	263,198,882

Share Transactions:
Class D Shares
Beginning of period	1,707,045	1,985,357
Shares issued	464,415	562,960
Reinvestment in Shares	—	41,606
Shares redeemed	(607,343)	(882,878)

Net change in shares resulting from share transactions	(142,928)	(278,312)

End of period	1,564,117	1,707,045

Share Transactions:
Class Y Shares
Beginning of period	104,153,920	103,832,078
Shares issued	2,184,700	20,123,797
Reinvestment in Shares	—	3,474,562
Shares redeemed	(7,796,500)	(23,276,517)

Net change in shares resulting from share transactions	(5,611,800)	321,842

End of period	98,542,120	104,153,920

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries Consolidated Statement of Cash Flows

For the Six-Months Ended September 30, 2024 (Unaudited)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$71,023,848
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments in securities	(10,246,479,679)
Proceeds from disposition of investments in securities	11,029,616,256
Proceeds from securities sold short	2,669,697,050
Payments to cover securities sold short	(2,880,353,050)
Short-term investments, net	48,255,974
Premiums paid on closing options written	(29,052,411)
Proceeds from premiums received from options written	32,731,453
Net realized gain (loss) on investments in securities	(98,742,739)
Net realized gain (loss) on securities sold short	36,246,545
Net realized gain (loss) on options written	(14,958,127)
Net change in accretion of bond discount and amortization of bond and swap premium	22,183,874
Net change in unrealized appreciation (depreciation) on investments in securities	53,375,892
Net change in unrealized appreciation (depreciation) on securities sold short	8,654,845
Net change in unrealized appreciation (depreciation) on options written	536,055
Net change in unrealized appreciation (depreciation) on reverse repurchase agreements	(11,369)
Changes in assets and liabilities:
(Increase) decrease in assets:
Unrealized appreciation on forward foreign currency exchange contracts	(550,603)
Income receivable	1,352,343
Receivable for periodic payments from swap contracts	3,788,177
Variation margin receivable on futures	(4,343,564)
Variation margin receivable on centrally cleared swaps	2,613,993
Swap contracts, at fair value	(2,561,777)
Prepaid expenses and other assets	(425,501)
Increase (decrease) in liabilities:
Cash received as collateral for reverse repurchase agreements	2,108,000
Cash received as collateral from custodian for derivative financial instruments	(5,392,922)
Cash received as collateral from counterparty for OTC derivatives	1,203,894
Cash received as collateral from counterparty for centrally cleared derivatives	(2,549,311)
Cash received as collateral from counterparty for futures contracts	6,187,007
Unrealized depreciation on forward foreign currency exchange contracts	3,550,541
Swap contracts, at fair value	1,357,138
Variation margin payable on futures	4,472,087
Variation margin payable on centrally cleared swaps	9,112,274
Payable for periodic payments from swap contracts	(2,474,704)
Dividend and interest income payable on securities sold short	(861,843)
Interest payable on reverse repurchase agreements	(534,579)
Management fee payable	(1,605,990)
Payable to Affiliate	1,366,015
Accrued expenses and other liabilities	(2,755,940)

Net cash provided by operating activities	$715,779,152

Cash Flows from Financing Activities
Proceeds from shares sold	377,307,135
Cost of shares repurchased	(793,615,728)
Proceeds from reverse repurchase agreements	377,149,790
Repayment of reverse repurchase agreements	(505,999,168)
Payable for borrowings against line of credit	10,001,717

Net cash used in financing activities	(535,156,254)

Net increase (decrease) in unrestricted and restricted cash and foreign currency	180,622,898
Unrestricted and restricted cash and foreign currency, beginning of period	1,421,425,045

Unrestricted and restricted cash and foreign currency, end of period	1,602,047,943

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Cash Flows (Continued)

For the Six-Months Ended September 30, 2024 (Unaudited)

Reconciliation of unrestricted and restricted cash to the Consolidated Statement of Assets and Liabilities

	Six-Months Ended September 30, 2024	Year Ended March 31, 2024
Cash	$516,176,504	$374,845,203
Foreign currency at value	28,686,652	15,482,840
Cash Pledged:
Securities sold short	578,197,447	570,195,732
Derivative financial instruments	187,080,369	168,317,267
Futures contracts	94,020,624	123,298,587
Centrally cleared derivatives	152,093,071	132,530,858
OTC derivatives	45,793,276	36,754,558

	$1,602,047,943	$1,421,425,045

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries Consolidated Financial Highlights

(For Shares Outstanding Throughout the Period)

	Class I
	Six Months Ended 9/30/2024 (unaudited)	Year Ended 3/31/2024	Year Ended 3/31/2023	Year Ended 3/31/2022	Year Ended 3/31/2021	Year Ended 3/31/2020
Net Asset Value, Beginning of Period	$10.90	$10.19	$10.48	$10.44	$9.08	$10.76
Income (Loss) From Investment Operations:
Net investment income (loss)[1]	0.21	0.24	0.01	(0.09)	0.08	0.15
Net realized and unrealized gain (loss)	—	0.84	(0.30)	0.31	1.60	(1.44)

Total Income (Loss) from Investment Operations	0.21	1.08	(0.29)	0.22	1.68	(1.29)

Less Distributions to Shareholders:
From net investment income	—	(0.37)	—	—	(0.32)	(0.21)
From net realized capital gains	—	—	—	(0.18)	—	(0.18)

Total Distributions	—	(0.37)	—	(0.18)	(0.32)	(0.39)

Net Asset Value, End of Period	$11.11	$10.90	$10.19	$10.48	$10.44	$9.08

Total Return	1.93%[2]	10.73%[3]	(2.77)%	2.09%	18.34%	(12.32)%

Ratios to Average Net Assets:[4]
Total expenses before recoupment (reimbursement) from Investment Adviser	1.32%[5]	1.35%	1.51%	0.96%	0.80%	0.94%
Management Fees	1.90%[5]	1.89%	1.88%	1.87%	1.87%	1.85%

Net expenses after recoupment (reimbursement) from Investment Adviser[6]	3.22%[5]	3.24%	3.39%	2.83%	2.67%	2.79%

Net investment income (loss)	3.76%[5]	2.33%	0.13%	(0.83)%	0.77%	1.43%

Supplemental Data:
Net assets, end of period (in thousands)	$2,556,514	$2,868,551	$3,358,347	$3,958,328	$3,637,018	$4,734,372
Portfolio turnover	195%[7]	556%[7]	846%[7]	193%	135%	193%

[1]	Calculated using average shares outstanding during the period.
[2]	Percentage represents the results for the period and is not annualized.
[3]	For the year ended March 31, 2024, 0.14% of the Portfolio’s total return consisted of a reimbursement by a Sub-adviser of the Fund.
[4]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[5]	Financial ratios have been annualized except for non-recurring costs.
[6]	There have been no recoupments (reimbursements) from Investment Adviser in the years shown. See Note 7.
[7]

Including TBA roll transactions. Had TBA roll transactions been excluded, the portfolio turnover rate would have been 70% for the six months ended September 30, 2024, 136% for the year ended March 31, 2024 and 182% for the year ended March 31, 2023

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries Consolidated Financial Highlights (Continued)

(For Shares Outstanding Throughout the Period)

	Class D
	Six Months Ended 9/30/2024 (unaudited)	Year Ended 3/31/2024	Year Ended 3/31/2023	Year Ended 3/31/2022	Year Ended 3/31/2021	Year Ended 3/31/2020
Net Asset Value, Beginning of Period	$10.85	$10.16	$10.48	$10.47	$9.10	$10.73
Income (Loss) From Investment Operations:
Net investment income (loss)[1]	0.19	0.22	(0.01)	(0.12)	0.05	0.13
Net realized and unrealized gain (loss)	—	0.83	(0.31)	0.31	1.60	(1.46)

Total Income (Loss) From Investment Operations	0.19	1.05	(0.32)	0.19	1.65	(1.33)

Less Distributions to Shareholders:
From net investment income	—	(0.36)	—	—	(0.28)	(0.12)
From net realized capital gains	—	—	—	(0.18)	—	(0.18)

Total Distributions	—	(0.36)	—	(0.18)	(0.28)	(0.30)

Net Asset Value, End of Period	$11.04	$10.85	$10.16	$10.48	$10.47	$9.10

Total Return	1.75%[2]	10.44%[3]	(3.05)%	1.70%	18.07%	(12.60)%

Ratios to Average Net Assets[4]
Total expenses before recoupment (reimbursement) from Investment Adviser	1.61%[5]	1.64%	1.78%	1.27%	1.07%	1.18%
Management Fees	1.90%[5]	1.89%	1.88%	1.87%	1.87%	1.85%
Recoupment (reimbursement) from Investment Adviser	(0.02)%[5]	(0.03)%	—%[6]	—%[6]	—%[6]	—%[6]

Net expenses after recoupment (reimbursement) from Investment Adviser	3.49%[5]	3.50%	3.66%[6]	3.14%[6]	2.94%[6]	3.03%[6]

Net investment income (loss)	3.49%[5]	2.08%	(0.14)%	(1.14)%	0.51%	1.19%

Supplemental Data:
Net assets, end of period (in thousands)	$17,268	$18,519	$20,179	$25,626	$27,031	$40,987
Portfolio turnover	195%[7]	556%[7]	846%[7]	193%	135%	193%

[1]	Calculated using average shares outstanding during the period.
[2]	Percentage represents the results for the period and is not annualized.
[3]	For the year ended March 31, 2024, 0.14% of the Portfolio’s total return consisted of a reimbursement by a Sub-adviser of the Fund.
[4]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[5]	Financial ratios have been annualized except for non-recurring costs.
[6]	There have been no recoupments (reimbursements) from Investment Adviser in the years ended, 2023, 2022, 2021 and 2020. See Note 7.
[7]

Including TBA roll transactions. Had TBA roll transactions been excluded, the portfolio turnover rate would have been 70% for the six months ended September 30, 2024, 136% for the year ended March 31, 2024 and 182% for the year ended March 31, 2023.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries Consolidated Financial Highlights (Continued)

(For Shares Outstanding Throughout the Period)

	Class Y
	Six Months Ended 9/30/2024 (unaudited)	Year Ended 3/31/2024	Year Ended 3/31/2023	Year Ended 3/31/2022	Year Ended 3/31/2021	Year Ended 3/31/2020
Net Asset Value, Beginning of Period	$10.83	$10.13	$10.41	$10.36	$9.02	$10.68
Income (Loss) From Investment Operations:
Net investment income (loss)[1]	0.21	0.25	0.02	(0.08)	0.08	0.16
Net realized and unrealized gain (loss)	—	0.82	(0.30)	0.31	1.59	(1.42)

Total Income (Loss) From Investment Operations	0.21	1.07	(0.28)	0.23	1.67	(1.26)

Less Distributions to Shareholders:
From net investment income	—	(0.37)	—	—	(0.33)	(0.22)
From net realized capital gains	—	—	—	(0.18)	—	(0.18)

Total Distributions	—	(0.37)	—	(0.18)	(0.33)	(0.40)

Net Asset Value, End of Period	$11.04	$10.83	$10.13	$10.41	$10.36	$9.02

Total Return	1.94%[2]	10.74%[3]	(2.69)%	2.10%	18.49%	(12.25)%

Ratios to Average Net Assets[4]
Total expenses before recoupment (reimbursement) from Investment Adviser	1.24%[5]	1.27%	1.44%	0.86%	0.72%	0.83%
Management Fees	1.90%[5]	1.89%	1.88%	1.87%	1.87%	1.85%

Net expenses after recoupment (reimbursement) from Investment Adviser[6]	3.14%[5]	3.16%	3.32%	2.73%	2.59%	2.68%

Net investment income (loss)	3.84%[5]	2.41%	0.22%	(0.72)%	0.85%	1.54%

Supplemental Data:
Net assets, end of period (in thousands)	$1,087,826	$1,127,862	$1,051,621	$1,247,505	$1,341,439	$1,752,913
Portfolio turnover	195%[7]	556%[7]	846%[7]	193%	135%	193%

[1]	Calculated using average shares outstanding during the period.
[2]	Percentage represents the results for the period and is not annualized.
[3]	For the year ended March 31, 2024, 0.14% of the Portfolio’s total return consisted of a reimbursement by a Sub-adviser of the Fund.
[4]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[5]	Financial ratios have been annualized except for non-recurring costs.
[6]	There have been no recoupments (reimbursements) from Investment Adviser in the years shown. See Note 7.
[7]

Including TBA roll transactions. Had TBA roll transactions been excluded, the portfolio turnover rate would have been 70% for the six months ended September 30, 2024, 136% for the year ended March 31, 2024 and 182% for the year ended March 31, 2023.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements

For the Six Months Ended September 30, 2024 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). During the period ended September 30, 2024, the Trust consisted of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares. Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of September 30, 2024, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and has engaged BAIA to manage the Fund’s day-to-day investment activities pursuant to an investment management agreement. The Fund’s investment objective is to seek capital appreciation. In pursuing the Fund’s investment objective, the Investment Adviser seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets. The Investment Adviser seeks to achieve the Fund’s objective principally by allocating the Fund’s assets among a variety of non-traditional or alternative investment strategies. The Investment Adviser allocates the Fund’s assets among sub-advisers with experience managing non-traditional or alternative investment strategies (the “Sub-Advisers”) and among investment funds generally employing alternative investment strategies. The Investment Adviser also manages a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. The Investment Adviser may retain discretionary and non-discretionary Sub-Advisers for the Fund. Each discretionary Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Investment Adviser allocates to it. Each non-discretionary Sub-Adviser implements its investment strategy in coordination with the Investment Adviser in the Investment Adviser’s discretion. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the ultimate oversight of the Fund’s Board). The Investment Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

The Fund’s assets may be invested in one or more of its three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities, commodities, and other assets. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, almost entirely in securities . The Consolidated Financial Statements includes the Financial Statements of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool under the Commodity Exchange Act (“CEA”) and are subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 under the CEA, respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six Months Ended September 30, 2024 (Unaudited)

Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA is relying on CFTC No-Action Letter 12-38 with respect to the Domestic Subsidiary III and has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary IV.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s Consolidated Financial Statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, except as otherwise noted. The preparation of Consolidated Financial Statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Consolidation

The Fund consolidates its investment in the Subsidiaries. Accordingly, the Consolidated Financial Statements include the assets and liabilities and the results of operations and cash flows of the Subsidiaries. All material intercompany balances and transactions have been eliminated.

3. Significant Accounting Policies

Valuation Policy

The net asset values (“NAV”) of the Fund’s shares are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at market value if market quotations are readily available, and otherwise at fair value as determined in good faith by the Board of the Fund, or its designee. The Board has delegated to the Custodian the day to day responsibility for valuing portfolio securities, derivative financial instruments, and other investments, including investments in private funds (the “Valuation Process”) to the Custodian and has delegated responsibility for the supervision of the Custodian’s implementation of the Valuation Process to the Investment Adviser. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Investment Adviser as the “valuation designee” of the Fund. Each of the Board and the Investment Adviser has established procedures for determining the value of the Fund’s portfolio securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (together, the “Valuation Procedures”). Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined, in good faith by the Investment Adviser, acting in its capacity

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as the valuation designee under Rule 2a-5 of the 1940 Act. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

A market quotation is “readily available” only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be “readily available” if it is not reliable. Accordingly, a security will not be considered to have readily available market quotations if its value is not determined solely by reference to Level 1 inputs in the fair value hierarchy outlined in U.S. GAAP, including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

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Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At September 30, 2024, the total fair value of Level 3 investments was $46,272,640. The appropriateness of fair values for these securities are monitored on an ongoing basis, including through backtesting, pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

The significant inputs and assumptions required to determine the change in fair value of the investments of the Fund are discussed in more detail below.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, special purpose acquisition companies, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger, as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of September 30, 2024, no Fair Value Factor was applied to any such securities.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments.

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of

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techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. government sponsored agency securities, municipal bonds, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades, or valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and in corporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Investments in Investee Funds

The fair value of investments in unaffiliated investment funds (collectively, the “Investee Funds”) is generally determined using the reported NAV per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported NAV per share or its equivalent if the reported NAV per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. If the Investee Fund does not provide a reported NAV per share or its equivalent on a Business Day, the Investment Adviser shall estimate fair value in good faith and in a manner consistent with the Valuation Procedures.

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Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At September 30, 2024, the Fund did not have any outstanding unfunded commitments.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations, collateralized loan obligations, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment that consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, valuation liquidity, prepayment and extension risks.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short on the Consolidated Statement of Assets and Liabilities to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short in the Consolidated Statement of Operations.

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Commodities

The Fund is permitted to invest in California Carbon Allowances (“CCAs”) or futures on CCAs, which are generally treated as commodity interests in this report. CCAs and other allowances (collectively, “Allowances”) are valued according to their vintage based on market price or the number of Allowances delivered during the valuation month. ICE Futures U.S., Inc. (“ICE”) will serve as the primary pricing source. When early vintage Allowances no longer have readily observable market prices from ICE, they will be valued using prices for later vintage Allowances. ICE lists widely-traded futures contracts for the Allowance market. These contracts result in the delivery of an Allowance at expiry. The ICE CCA contracts permit delivery of Allowances issued by California or any linked program (at this time Quebec and Ontario). Trading in these futures contracts are subject to ICE’s market rules. ICE lists separate CCAs by vintage (e.g., 2022 Vintage, 2023 Vintage and 2024 Vintage). The most traded ICE CCA contracts allow delivery of the indicated vintage or an earlier vintage; hence a 2022 Vintage Allowance can be delivered against the 2023 Vintage Contract. This flexibility means futures contracts on earlier vintages are usually more liquid than, and worth at least as much as, later vintages.

Repurchase Agreements

The Fund may invest in repurchase agreements, which are short term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Fund’s policy that the repurchase agreement be fully collateralized and that its custodian take possession of the underlying collateral securities. The repurchase counterparty has the ability to request additional collateral depending on the market value of the collateral security compared to the principal amount of the repurchase transaction in line with the agreement. To the extent that any repurchase transaction exceeds one Business Day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Fund’s investments in repurchase agreements as of September 30, 2024, including the fair value of the repurchase agreement and the amount of collateral, can be found in the Fund’s Consolidated Schedule of Investments.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceeds the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of September 30, 2024, the face value of open reverse repurchase agreements for the Fund was $5,835,479. The weighted average daily balances of reverse repurchase agreements outstanding for the Fund during the six months ended September 30, 2024 was approximately $39,827,867, at a weighted average weekly interest rate of 5.46%.

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An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA (see Note 4) or securities lending agreements (“SLA”) and related collateral governed by an SLA (see Securities Lending below).

The following tables present the reverse repurchase agreements, which are subject to enforceable MRAs, as well as the collateral delivered related to those reverse repurchase agreements by class of collateral and summarized by the remaining contractual maturity of the transactions.

Counterparty	Reverse Repurchase Agreement	Fair Value of Non-Cash Collateral(1),(2)	Cash Collateral Pledged(1)	Net Amount(3)
Barclays Capital, Inc.	$(3,606,265)	$3,606,265	$—	$—
JPMorgan Chase Bank, N.A.	(2,235,776)	2,206,858	28,918	—

	$(5,842,041)	$5,813,123	$28,918	$—

(1)

Additional required collateral pledged is not shown for financial reporting purposes. The total fair value of non-cash and cash collateral received at September 30, 2024 was $6,066,140 and $5,610,000, respectively.

(2)	The total fair value of non-cash collateral in the table above includes securities valued at $5,813,123 that have been pledged and received as collateral on a reverse repurchase agreement.

(3)	Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

	Remaining Contractual Maturity of the Reverse Repurchase Agreements As of September 30, 2024
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
U.S. Treasury Obligations	$—	$2,114,810	$—	$—	$2,114,810
Sovereign Debt	3,698,313	—	—	—	3,698,313
Collateral Cash	28,918	—	—	—	28,918

Total	$3,727,231	$2,114,810	$—	$—	$5,842,041

Gross amount of recognized liabilities for reverse repurchase agreements					$5,842,041

Investment Transactions and Related Investment Income

Investment transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as of the date notified. Interest income, which includes amortization of premiums and accretion of discounts on non-defaulted fixed income securities, is recorded on an accrual basis and is accrued daily. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

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Allocation of Income and Expenses

The Fund uses the adjusted prior day net assets for each class of shares, adjusted for capital activity, to allocate Fund-level income and expenses and unrealized capital gains and losses pro-rata to each class of shares. Class-specific income and expenses are allocated directly to the applicable class.

Cash

At September 30, 2024, the Fund had $516,176,504 in domestic cash and $28,686,652 in foreign cash held at State Street Bank and Trust Company. These balances, at period end, exceeded insured limits.

Foreign Currency

The functional currency of the Fund is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing prices of such currencies on each Business Day. Purchases and sales of investments and income and expenses are translated on the respective dates of such transactions or when accrued. The Fund does not isolate the portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the fair value of the investments. Such gains and losses are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies and currency gains and losses realized between trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation of assets and liabilities, other than investments, attributable to foreign currency fluctuations are recorded as net unrealized appreciation or depreciation on foreign currency translations in the Consolidated Statement of Operations.

Contingencies

Under the Trust’s Amended and Restated Agreement and Declaration of Trust, the Fund’s officers and Trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts that contain a variety of representations and indemnifications. To date, the Fund has not had claims or losses pursuant to these contracts, although there is no assurance that it will not incur losses in connection with these indemnifications in the future.

Income Taxes

The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Fund plans to file U.S. federal and various state and local tax returns.

For the current open tax years ending on October 31, 2021, October 31, 2022, and October 31, 2023, with respect to all major jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Consolidated Financial Statements. As a result, no income tax liability or expense, including interest and penalties, has been recorded within these Consolidated Financial Statements.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of net realized capital gains of the Fund, if any, are generally declared and paid in December; however, the Fund may make additional distributions at other

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times consistent with Rule 19b-1 under the 1940 Act. Dividends and capital gain distributions paid by the Fund will be reinvested in additional Shares (see Note 11) of the Fund or, if elected by the Shareholder, paid in cash.

Value-at-Risk and Collateralization

Rule 18f-4 under the 1940 Act applies to the Fund’s use of derivative investments and certain financing transactions. As required by Rule 18f-4, the Fund has adopted and implemented a derivatives risk management program governing its use of derivatives through, among other things, the application of a value-at-risk based limit to the Fund’s derivatives exposure. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments to the extent consistent with the 1940 Act and interpretive positions of the SEC and its staff.

The Fund may mitigate counterparty risk in part by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) entered into between the Fund and each of its respective counterparties. An ISDA Master Agreement may contain certain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Certain ISDA Master Agreements, or similar agreements, may allow the Fund to offset certain derivative financial instruments with collateral. At September 30, 2024, the Fund used the gross method of presentation in its Consolidated Financial Statements and did not elect to offset amounts eligible for offset under enforceable master netting arrangements or similar agreements (“MNA”). The segregated cash balance with counterparties for OTC derivatives disclosed on the Consolidated Statement of Assets and Liabilities include amounts for various derivative types which are comingled per the Fund’s ISDA Master Agreements. These amounts are shown gross. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $250,000. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified as such in the Fund’s portfolio. Collateral can be in the form of cash or securities as agreed to by the Fund and the applicable counterparty. Typically, the Fund and counterparties are not permitted to sell, repledge or use the collateral they receive unless explicitly permitted by each respective governing agreement.

The Fund manages counterparty risk in part by entering into agreements only with counterparties that the Investment Adviser believes to have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. The agreements entered into by the Fund may contain credit risk related contingent features that may be triggered in certain circumstances to protect either party from a deterioration in creditworthiness of the other. Such circumstances may include a decrease in credit rating or, in the case of the Fund, a decrease in NAV. If triggered, the Fund or counterparty may be entitled to additional cash margin and/or to terminate the contract. See Note 9 for a further discussion of some of the risks of the Fund, including credit and counterparty risk.

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The Fund will bear the risk of loss with respect to the investment of the cash collateral, as well as the possible loss of right to the collateral should the borrower fail financially. The advantage of such loans is that the Fund

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continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investments in securities. As of September 30, 2024, there were no securities on loan.

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to help manage certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of six months ended are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes

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For the Six Months Ended September 30, 2024 (Unaudited)

in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on Forwards. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of Forwards does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although Forwards may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts in the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six Months Ended September 30, 2024 (Unaudited)

closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

The Fund may purchase or write interest rate swaption agreements, which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, credit default, variance and volatility swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swaps are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange or swap execution facility (“centrally cleared swaps”). The Fund may enter into Swaps for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective Swaps to provide assets of value and recourse in the

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six Months Ended September 30, 2024 (Unaudited)

event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments and segregated cash, if any, is reflected in the Consolidated Statement of Assets and Liabilities.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into Swaps involves documentation risk resulting from the possibility that the parties to a Swap may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability and an upfront payment made by the Fund is recorded as an asset in the Consolidated Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Fund’s Consolidated Statement of Assets and Liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return swaps to obtain exposure to a security, index, market or other basket of securities without owning such security or investing directly in that security, index, market or other basket of securities or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

The Fund may utilize total return swaps on baskets of securities (“Basket Swaps”) to a significant extent in order to obtain synthetic exposure to investment strategies. For a Basket Swap, the Fund or a Subsidiary makes payments to a counterparty (at either a fixed or variable rate) in exchange for receiving from the

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six Months Ended September 30, 2024 (Unaudited)

counterparty payments that reflect the return of a “basket” of securities, derivatives, and/or commodity interests identified by the Sub-Adviser (or the Investment Adviser). The Fund may also utilize structured notes (“Basket Notes”) in which the Fund or a Subsidiary purchases a note from an issuer in exchange for receiving from the issuer payments that reflect the return of an account through which the Sub-Adviser (or the Investment Adviser) manages a portfolio reflecting a basket of securities, derivatives, and/or commodity interests. The Sub-Adviser (or the Investment Adviser) will select and manage the securities, derivatives, and/or commodity interests underlying the Basket Swap or the Basket Note in a manner consistent with the Fund’s strategies. The Fund’s investment returns on Basket Swaps or Basket Notes generally will correspond to the Fund’s returns had the Sub-Adviser managed the notional equivalent of the Fund’s assets directly (although returns on Basket Swaps or Basket Notes will be reduced by financing charges and trading costs incurred by the Basket Swap counterparty or Basket Note issuer). The Fund may obtain a significant portion of its investment exposure through Basket Swaps and/or Basket Notes.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issuers and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Variance Swaps: A variance swap is a negotiated contract used to hedge or speculate on the magnitude of a price movement of an underlying asset, which can include exchange rates, interest rates, commodity price or the price of an index, i.e. the variance is the difference between an expected result and the actual result.

Volatility Swaps: A volatility swap is a negotiated contract with a payoff based on the realized volatility of an underlying asset where the realized amount is the difference between the realized volatility and the volatility strike or predetermined fixed volatility level.

Interest rate swaps, total return swaps, credit default swaps, variance swaps, and volatility swaps outstanding at period end are listed at the end of the Fund’s Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six Months Ended September 30, 2024 (Unaudited)

At September 30, 2024, the Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest	Centrally cleared swaps, at fair value[1]	$5,932,229	Centrally cleared swaps, at fair value[1]	$(1,831,949)
	Swap contracts, at fair value[2]	681,877	Swap contracts, at fair value[2]	(223,514)
	Unrealized appreciation on futures contracts[1]	6,505,683	Unrealized depreciation on futures contracts[1]	(7,701,663)
	Purchased options, at fair value[3]	3,201,402	Options written, at value	(4,875)
Equity	Swap contracts, at fair value[2]	19,570,576	Swap contracts, at fair value[2]	(8,543,259)
	Unrealized appreciation on futures contracts[1]	5,077,820	Unrealized depreciation on futures contracts[1]	(1,247,268)
	Purchased options, at fair value[3]	4,609,413	Options written, at value	(1,244,198)
Commodity	Unrealized appreciation on futures contracts[1]	53,606,928	Unrealized depreciation on futures contracts[1]	(34,357,468)
	Purchased options, at fair value[3]	10,055,696	Options written, at value	(2,194,947)
Credit	Centrally cleared swaps, at fair value[1]	17,585,391	Centrally cleared swaps, at fair value[1]	(20,686,799)
	Swap contracts, at fair value[2]	1,081,013	Swap contracts, at fair value[2]	(2,507,364)
	Purchased options, at fair value[3]	997,807	Options written, at value	(503,973)
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	2,357,297	Unrealized depreciation on forward foreign currency exchange contracts	(4,841,213)
	Unrealized appreciation on futures contracts[1]	2,373,601	Unrealized depreciation on futures contracts[1]	(280,631)
	Purchased options, at fair value[3]	4,403,398	Options written, at value	(136,332)

Total		$138,040,131		$(86,305,453)

Amounts not subject to MNA[4]		$101,305,640		$(69,549,794)

Total gross amounts subject to MNA		$36,734,491		$(16,755,659)

[1]

Includes unrealized appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the Notes to Consolidated Schedule of Investments. Only the current day’s variation margin is reported in the Consolidated Statement of Assets and Liabilities.

[2]	Includes swap contract premiums paid/received and unrealized appreciation/depreciation on swap contracts.

[3]

Includes purchased options that are part of investments in securities as shown in the Consolidated Statement of Assets and Liabilities and net realized gain on investments in securities and net unrealized appreciation on investments in securities as shown in the Consolidated Statement of Operations.

[4]	See below for disclosure of financial instruments assets and liabilities subject to offset under enforceable MNA.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six Months Ended September 30, 2024 (Unaudited)

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the six months ended September 30, 2024:

Primary Underlying Risk	Average Number of Contracts[1]	Average Notional USD[1]	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Interest Rate
Swap contracts	$—	$61,254,643	$7,520,952	$(1,613,656)
Futures contracts	—	115,252,359	(30,178,453)	(1,867,595)
Purchased options[2]	1,256,977,591	(1,807,044)	(3,341,768)	3,352,374
Options written	(1,203,428,683)	546,763	1,492,367	(1,645,840)
Equity
Swap contracts	—	481,619,437	15,765,519	1,724,083
Futures contracts	—	249,458,471	9,221,113	(1,720,871)
Purchased options[2]	2,585,588	(5,396,409)	(13,644,056)	1,370,752
Options written	(40,312)	2,189,906	9,270,439	(1,821,137)
Commodity
Swap contracts	—	—	—	—
Futures contracts	—	14,692,150	(4,173,329)	5,211,788
Purchased options[2]	28,063	1,093,396	8,817,799	(1,613,440)
Options written	(5,709)	1,262,874	1,467,215	567,965
Credit
Swap contracts	—	884,622,311	3,601,552	(11,050,445)
Purchased options[2]	1,207,037,714	(1,761,317)	(3,151,887)	(3,992,567)
Options written	(906,542,857)	895,973	1,211,408	2,461,003
Foreign Exchange
Forward foreign currency exchange contracts	—	432,887,619	3,724,997	(2,999,938)
Swap contracts	—	51,676	441,872	(612,990)
Futures contracts	—	(31,989,993)	(7,818,874)	1,574,656
Purchased options[2]	1,602,693,374	(3,488,847)	(10,001,242)	(86,536)
Options written	(95,747,857)	173,075	1,516,697	(98,046)

			$(8,257,679)	$(12,860,440)

[1]	Averages are based on monthly activity levels during the six-months ended September 30, 2024.

[2]

Includes purchased options that are part of investments in securities as shown in the Consolidated Statement of Assets and Liabilities and net realized gain on investments in securities and net unrealized appreciation on investments in securities as shown in the Consolidated Statement of Operations.

Netting Arrangements

The Fund enters into ISDA Master Agreements that contain MNAs that provide for payment netting and, in the case of default or similar event with respect to the counterparty to the MNA, can provide for netting across transactions. Generally, upon counterparty default, the Fund can terminate all transactions under the MNA and set-off amounts it owes across all transactions under a particular MNA and against collateral under such MNA. The Fund may not use derivatives contracts and related collateral governed by an ISDA to offset reverse repurchase agreements and related collateral governed by an MRA or SLAs and related collateral governed by an SLA (see Note 3).

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six Months Ended September 30, 2024 (Unaudited)

The Fund has MNAs, which allows certain derivative financial instruments and collateral with the same counterparty to be offset to minimize counterparty credit exposure. The following table presents information related to derivative financial instruments and collateral related to securities loaned that are subject to an enforceable MNA and are not offset, as shown in the Consolidated Statement of Assets and Liabilities as of September 30, 2024.

The following table represents the Fund’s derivative financial instrument assets and liabilities by counterparty net of amounts available for offset under an MNA and net of related collateral received/pledged by the Fund as of September 30, 2024:

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received[1]	Non-Cash Collateral	Net Amount[2]
By Counterparty[3]
Bank of America N.A.	$872,624	$(77,987)	$(794,637)	$—	$—
Citibank N.A.	171,240	(35,280)	—	—	135,960
Deutsche Bank AG	1,954,354	—	(1,550,000)	—	404,354
Goldman Sachs & Co., LLC	724,418	(503,973)	—	—	220,445
Goldman Sachs International	3,585,576	(822,124)	(879,140)	—	1,884,312
JP Morgan Chase & Co.	160,756	(48,278)	—	—	112,478
Morgan Stanley & Co. LLC	1,146,624	—	—	—	1,146,624
Morgan Stanley Capital Services LLC	4,808,874	(2,658,575)	—	—	2,150,299

Cayman Subsidiary
Bank of America Merrill Lynch	2,667,119	—	—	—	2,667,119
Bank of America N.A.	2,214,298	(316,932)	—	—	1,897,366
Barclays Bank PLC	527,783	(337,946)	—	—	189,837
Citibank N.A.	2,102,459	(357,519)	—	—	1,744,940
Goldman Sachs & Co., LLC	1,917,625	(149,249)	—	—	1,768,376
Goldman Sachs International	382,327	(382,327)	—	—	—
J.P. Morgan Securities LLC	716,533	(81,968)	—	—	634,565
JPMorgan Chase Bank, N.A.	6,427,976	(2,017,490)	—	—	4,410,486
Morgan Stanley & Co. LLC	486,506	—	—	—	486,506
Morgan Stanley Capital Services LLC	191,456	(191,456)	—	—	—
State Street Bank and Trust Company	1,005,648	(1,005,648)	—	—	—

Domestic Subsidiary IV
Barclays Bank PLC	927,612	(223,514)	—	—	704,098
JPMorgan Chase Bank, N.A.	2,832,503	(2,832,503)	—	—	—
Morgan Stanley & Co. LLC	273,389	—	(273,389)	—	—
State Street Bank and Trust Company	636,791	(636,791)	—	—	—

	$36,734,491	$(12,679,560)	$(3,497,166)	$—	$20,557,765

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six Months Ended September 30, 2024 (Unaudited)

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Liabilities Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged[4]	Non-Cash Collateral	Net Amount[5]
By Counterparty[3]
Bank of America N.A.	$(77,987)	$77,987	$—	$—	$—
Barclays Bank PLC	(198,682)	—	198,682	—	—
Citibank N.A.	(35,280)	35,280	—	—	—
Goldman Sachs & Co., LLC	(503,973)	503,973	—	—	—
Goldman Sachs International	(822,124)	822,124	—	—	—
JP Morgan Chase & Co.	(48,278)	48,278	—	—	—
Morgan Stanley Capital Services LLC	(2,658,575)	2,658,575	—	—	—

Cayman Subsidiary
Bank of America N.A.	(316,932)	316,932	—	—	—
Barclays Bank PLC	(337,946)	337,946	—	—	—
Citibank N.A.	(357,519)	357,519	—	—	—
Goldman Sachs & Co., LLC	(149,249)	149,249	—	—	—
Goldman Sachs International	(742,335)	382,327	—	—	(360,008)
J.P. Morgan Securities LLC	(81,968)	81,968	—	—	—
JPMorgan Chase Bank, N.A.	(2,017,490)	2,017,490	—	—	—
Morgan Stanley Capital Services LLC	(378,421)	191,456	186,965	—	—
State Street Bank and Trust Company	(1,994,274)	1,005,648	988,626	—	—

Domestic Subsidiary IV
Barclays Bank PLC	(223,514)	223,514	—	—	—
Citibank N.A.	(23,694)	—	23,694	—	—
Goldman Sachs International	(121,825)	—	—	—	(121,825)
JPMorgan Chase Bank, N.A.	(2,944,731)	2,832,503	112,228	—	—
Morgan Stanley Capital Services LLC	(754,766)	—	754,766	—	—
State Street Bank and Trust Company	(1,966,096)	636,791	1,329,305	—	—

	$(16,755,659)	$12,679,560	$3,594,266	$—	$(481,833)

[1]	Additional required collateral received from the individual counterparty is not shown for financial reporting purposes.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

[3]	The Fund and each Subsidiary are subject to separate MNAs with each individual counterparty.

[4]	Additional required collateral pledged to the individual counterparty is not shown for financial reporting purposes.

[5]	Net amount represents the net amount payable to the individual counterparty in the event of default.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six Months Ended September 30, 2024 (Unaudited)

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of September 30, 2024:

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$1,016,290,162	$8,971,948	$2,164,260	$1,027,426,370
Preferred Stock	—	—	3,417,963	3,417,963
Asset-Backed Securities	—	230,466,335	—	230,466,335
Convertible Bonds	—	877,863	—	877,863
Bank Debt	—	135,616,922	36,135,364	171,752,286
Corporate Bonds & Notes	—	383,292,331	109,000	383,401,331
Sovereign Debt	—	171,146,392	—	171,146,392
Mortgage-Backed Securities	—	389,815,657	—	389,815,657
U.S. Treasury Obligations	—	39,522,930	—	39,522,930
Closed-End Fund	33,667,192	—	—	33,667,192
Warrants	—	12,230	4,325,193	4,337,423
Rights	—	—	1,294	1,294
Commodities	—	24,838	—	24,838
Repurchase Agreements	—	72,386,394	—	72,386,394
Purchased Options	10,223,988	13,043,728	—	23,267,716
Subtotal	1,060,181,342	1,445,177,568	46,153,074	2,551,511,984
Investments Valued at NAV				370,783,895
Total Investments in Securities	$1,060,181,342	$1,445,177,568	$46,153,074	$2,922,295,879
Other Financial Instruments:
Futures Contracts	67,564,032	—	—	67,564,032
Centrally Cleared Credit Default Swaps	—	17,585,391	—	17,585,391
OTC Credit Default Swaps	—	1,081,013	—	1,081,013
OTC Total Return Swaps	—	11,298,334	177,351	11,475,685
Variance Swaps	—	8,776,768	—	8,776,768
Forward Foreign Currency Exchange Contracts	—	2,357,297	—	2,357,297
Centrally Cleared Interest Rate Swaps	—	5,932,229	—	5,932,229
Total Investments in Securities and Other Financial Instruments	$1,127,745,374	$1,492,208,600	$46,330,425	$3,037,068,294

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six Months Ended September 30, 2024 (Unaudited)

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stock	$(585,265,325)	$—	$(11,416)	$(585,276,741)
Corporate Bonds & Notes	—	(24,567,440)	—	(24,567,440)
Sovereign Debt	—	(47,148,760)	—	(47,148,760)
Mortgage-Backed Securities	—	(390,496,001)	—	(390,496,001)
U.S. Treasury Obligations	—	(1,129,583)	—	(1,129,583)
Right	—	—	(29)	(29)
Exchange Traded Funds	(29,017,314)	—	—	(29,017,314)
Total Securities Sold Short	(614,282,639)	(463,341,784)	(11,445)	(1,077,635,868)
Other Financial Instruments:
Options Written	(3,444,016)	(640,309)	—	(4,084,325)
Futures Contracts	(43,587,030)	—	—	(43,587,030)
Centrally Cleared Credit Default Swaps	—	(20,686,799)	—	(20,686,799)
OTC Total Return Swaps	—	(7,266,138)	(46,340)	(7,312,478)
Variance Swaps	—	(1,454,295)	—	(1,454,295)
Reverse Repurchase Agreements	—	(5,842,041)	—	(5,842,041)
Forward Foreign Currency Exchange Contracts	—	(4,841,213)	—	(4,841,213)
Centrally Cleared Interest Rate Swaps	—	(1,831,949)	—	(1,831,949)
OTC Credit Default Swaps	—	(2,507,364)	—	(2,507,364)
Total Securities Sold Short and Other Financial Instruments	$(661,313,685)	$(508,411,892)	$(57,785)	$(1,169,783,362)

Investments in Investee Funds that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Financial Statements.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six Months Ended September 30, 2024 (Unaudited)

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Event-Driven(1)	N/A	3,257,233	N/A	32,366,032	Semi-Annual	—	35,623,265

Macro Strategies(2)	N/A	N/A	N/A	139,602,608	Monthly with 90 days’ notice	—	139,602,608

Macro Strategies(2)	N/A	N/A	N/A	156,902,665	Daily with 6 days’ notice	—	156,902,665

Macro Strategies(2)	N/A	N/A	N/A	38,655,357	Monthly with 60 days’ notice	—	38,655,357

(1)

The Event-Driven strategy generally includes Investee Funds that seek returns by investing in strategies including catalyst events, share class arbitrage, share buybacks, post re-organization equity, recapitalizations, spin-offs and stub trades.

(2)

The Macro Strategies strategy generally includes Investee Funds with a focus on opportunistic and strategic allocations across asset classes including but not limited to bonds, rates, currencies and commodities.

(A) Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed when known.

(B) Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments that were made at differing points in time.

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of broker quotations in accordance with the Fund’s valuation methodology.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six Months Ended September 30, 2024 (Unaudited)

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Valuation Description	Beginning Balance as of March 31, 2024	Transfers In	Transfers Out	Purchases	Sales	Amortization	Net Realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of September 30, 2024	Unrealized Gain/(Loss) as of September 30, 2024
Common Stocks	$1,566,885	$—	$—	$—	$—	$—	$(778,725)	$1,376,100	$2,164,260	$1,230,972
Preferred Stocks	5,543,438	—	—	—	—	—	(1,573,120)	(552,355)	3,417,963	(3,834,454)
Bank Debt	48,194,983	2,025,048	(5,264,628)	10,932,840	(22,824,034)	152,489	(1,158,948)	4,077,614	36,135,364	(2,576,125)
Corporate Bonds & Notes	112,270	—	—	—	—	—	—	(3,270)	109,000	72,561
Warrants	1,731,814	—	—	—	—	—	—	2,593,379	4,325,193	4,325,193
Rights	1,294	—	—	—	—	—	—	—	1,294	1,294
Common Stock Sold Short	(11,398)	(22)	—	—	—	—	—	4	(11,416)	33,329
Rights Sold Short	(29)	—	—	—	—	—	—	—	(29)	512
OTC Total Return Swaps	68,090	—	—	62,921	—	—	(62,921)	62,921	131,011	131,011

	$57,207,347	$2,025,026	$(5,264,628)	$10,995,761	$(22,824,034)	$152,489	$(3,573,714)	$7,554,393	$46,272,640	$(615,707)

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of September 30, 2024.

Assets	Valuation Technique	Unobeservable Input	Fair Value at September 30, 2024	Range of Inputs (Weighted Average)
Investments in Securities and Other Financial Instruments:
Bank Debt	Broker-dealer Quotations	Indicative Bid	$22,729,688	N/A
	Comparable Company Multiples	EBITDA Multiples	9,335,679	10.0x(a)
		Estimated Forward EBITDA	825,623	14.0x(a)
	Distribution Analysis	Expected Distribution Proceeds	3,244,374	N/A
Common Stock	Broker-dealer Quotations	Indicative Bid	2,164,260	N/A
Corporate Bonds & Notes	Broker-dealer Quotations	Indicative Bid	109,000	N/A
Preferred Stock	Broker-dealer Quotations	Indicative Bid	3,417,963	N/A
Warrants	Distribution Analysis	Expected Distribution Proceeds	4,325,193	N/A
Rights	Broker-dealer Quotations	Indicative Bid	1,294	N/A
OTC Total Return Swaps	Broker-dealer Quotations	Indicative Bid	177,351	N/A

Total Investments in Securities and Other Financial Instruments			$46,330,425

(a)	A significant change in unobservable input would have resulted in a correlated significant change to value.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six Months Ended September 30, 2024 (Unaudited)

Liabilities	Valuation Technique	Unobeservable Input	Fair Value at September 30, 2024	Range of Inputs (Weighted Average)
Securities Sold Short and Other Financial Instruments:
Common Stock Sold Short	Broker-dealer Quotations	Indicative Bid	$(11,416)	N/A
Rights	Broker-dealer Quotations	Indicative Bid	(29)	N/A
Warrants	Broker-dealer Quotations	Indicative Bid	0^	N/A
OTC Total Return Swaps	Broker-dealer Quotations	Indicative Bid	(46,340)	N/A

Total Securities Sold Short and Other Financial Instruments:			$(57,785)

^	A balance indicated with a “0” reflects either a zero balance or an amount that rounds to less than 1.

6. Purchase and Sale of Fund Shares

The Fund currently offers Class D Shares, Class I Shares, Class R Shares and Class Y Shares. During the six months ended September 30, 2024, only Class D Shares, Class I Shares and Class Y Shares were outstanding.

The Fund’s Class D Shares are offered primarily through broker-dealers and other financial intermediaries with whom Blackstone Securities Partners L.P. (the “Distributor”) has an agreement for the use of the Fund in investment products, programs, or accounts such as mutual fund supermarkets or other no transaction fee platforms. The Fund’s Class I Shares are offered to institutional investors and individual investors who are clients of financial intermediaries, broker-dealers, financial institutions or registered investment advisors that: have entered into an arrangement approved by the Distributor to provide certain administrative services to investors in the Fund’s Class I Shares. Shareholders of Class I Shares may be subject to additional advisory, administrative, servicing, account-level or other fees in addition to those described in the Fund’s Prospectus, which are paid to financial intermediaries to support the additional services they may provide. The Fund’s Class Y Shares are offered for institutional investors and individuals (including through individual retirement accounts) who purchase directly from the Fund. Class Y Shares may also be offered to employees, officers and directors/ trustees of the Investment Adviser, the Fund or their respective affiliates. In addition, Class Y Shares are offered for institutional investors and individuals who are clients of financial intermediaries, broker-dealers, financial institutions, or registered investment advisors that have entered into an arrangement approved by the Distributor and do not charge a fee to the Fund. The minimum investment in Class D Shares by an investor is $10,000, and the minimum subsequent investment in Class D Shares by an investor is $1,000. The minimum investment in Class I Shares by an investor is $100,000, and the minimum subsequent investment in Class I Shares by an investor is $10,000. Class Y Shares have no investment minimum requirements. The Fund’s Class R Shares have no minimum investment requirement and are generally available only to special benefit plans.

Shares of the Fund may be purchased or redeemed at NAV each Business Day.

7. Investment Adviser Fees and Other Transactions with Affiliates

Pursuant to the investment management agreement between the Investment Adviser and the Trust, on behalf of the Fund, the Fund pays the Investment Adviser a management fee (the “Fund Management Fee”) at an

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six Months Ended September 30, 2024 (Unaudited)

annual rate based on the Fund’s average daily net assets, excluding the net assets of the applicable Subsidiaries. The Fund Management Fee accrues daily in arrears and is paid quarterly. The Investment Adviser receives additional compensation at an annual rate based on each Subsidiary’s average daily net assets for providing management services to the Subsidiaries. For collective net assets of the Fund and the respective Subsidiaries up to $2.5 billion, the Fund Management Fee is calculated at a rate of 1.95%, and for collective net assets greater than or equal to $2.5 billion, the Fund Management Fee is calculated at a rate of 1.80%. During the six months ended September 30, 2024, the Fund paid the Investment Adviser $35,383,183 in management fees. From this amount, the Investment Adviser paid $23,148,463 in sub-advisory fees to non-affiliated Sub-Advisers with respect to the Fund, which amounted to 1.24% (annualized) of the Fund’s average daily net assets. The Investment Advisor paid, in the aggregate, $1,511,285 in sub-advisory fees with respect to the Fund to Blackstone Real Estate Special Situations Advisors L.L.C., Blackstone Liquid Credit Strategies LLC, and Harvest Fund Advisors LLC, each an indirect wholly-owned subsidiary of Blackstone and an affiliate of the Investment Adviser, which amounted to 0.08% (annualized) of the Fund’s average daily net assets.

Sub-Advisory Fees

Pursuant to the sub-advisory agreements between the Investment Adviser and the Sub-Advisers, the Sub-Advisers are compensated for the services they provide to the Fund by the Investment Adviser from the Fund Management Fee received by the Investment Adviser.

Distribution and Service Fees

Pursuant to the amended and restated Distribution and Service Plan, the Fund’s Class D Shares bear distribution and service fees at an annual rate of 0.25% of the average daily net assets of the Fund attributable to Class D Shares. Payments of the distribution and service fee may be made without regard to expenses actually incurred. The Distributor may pay all or a portion of the distribution and/or service fee to brokers, dealers, selling agents, other financial institutions, or other industry professionals (collectively, “intermediaries”) for distribution services, sales support services, personal services, and/or the maintenance of shareholder account services provided and related expenses incurred by such intermediaries. The Fund’s Class I Shares, Class Y Shares and Class R Shares are not subject to distribution and service fees.

Expense Limitation and Reimbursement

The Investment Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund to limit the amount of Specified Expenses (as defined below) of the Fund to 2.40% per annum of the Fund’s net assets for Class D Shares, Class I Shares and Class Y Shares and 2.55% per annum of the Fund’s net assets for Class R Shares (collectively, the “Total Expense Cap”) (computed and applied on a monthly basis). Specified Expenses include all expenses incurred by the Fund with the exception of (i) distribution or servicing fees, (ii) acquired fund fees and expenses, (iii) brokerage and trading costs, (iv) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund), (v) taxes, (vi) dividends and interest on short positions, and (vii) extraordinary expenses (in each case as determined in the sole discretion of BAIA). For the six months ended September 30, 2024 the Fund has recorded a receivable from the Investment Adviser of $1,706.

To the extent the estimated annualized Specified Expenses for any month exceed the Total Expense Cap, the Investment Adviser will waive its fees and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Investment Adviser may discontinue its obligations under the Expense Limitation and Reimbursement Agreement at any time in its sole discretion after August 31, 2026 upon written notice to the Fund. This agreement cannot be terminated prior to August 31, 2026 without the Board’s consent. The

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six Months Ended September 30, 2024 (Unaudited)

Fund has agreed to repay the amounts borne by the Investment Adviser under the Expense Limitation and Reimbursement Agreement within the thirty-six month period after the Investment Adviser bears the expense, to the extent the estimated annualized Specified Expenses for a given month are less than the lower of the Total Expense Cap or any expense limitation agreement then in effect with respect to the Fund. The repayment may not raise the level of estimated annualized Specified Expenses in the month of repayment to exceed the Total Expense Cap or any other expense limitation agreement then in effect. During the three-year period ended September 30, 2024, there were no repayments or potential repayments to the Investment Adviser.

Related Party Transactions

Blackstone Holdings Finance Co. L.L.C. (“FINCO”), an affiliate of the Fund, pays certain expenses on behalf of the Fund. The Fund reimburses FINCO for such expenses paid on behalf of the Fund. FINCO does not charge any fees for providing such administrative services. At six months ended September 30, 2024, the Fund has an amount payable to FINCO of $1,497,840.

Blackstone Alternative Asset Management L.P. (“BAAM”), an affiliate of the Fund, pays certain expenses on behalf of the Fund. The Fund reimburses BAAM for such expenses paid on behalf of the Fund. BAAM does not charge any fees for providing such administrative services. At six months ended September 30, 2024, the Fund has an amount payable to BAAM of $719,107.

Blackstone Administrative Services Partnership L.P. (“BASP”), an affiliate of the Fund, pays certain expenses on behalf of the Fund. The Fund reimburses BASP for such expenses paid on behalf of the Fund. BASP does not charge any fees for providing such administrative services. At six months ended September 30, 2024, the Fund has an amount payable to BASP of $11,212.

The Investment Adviser utilizes technology offered by Arcesium LLC (“Arcesium”) to provide certain middle- and back-office services to the Fund, and the Fund bears the costs for such services. The parent company of a Sub-Adviser owns a controlling, majority interest in Arcesium and the Investment Adviser owns a non-controlling, minority interest in Arcesium. At six months ended September 30, 2024, the amounts related to Arcesium are included in the amount payable to FINCO and BAAM.

8. Other Agreements

State Street Bank and Trust Company serves as the administrator, custodian and transfer agent to the Fund. U.S. Bank National Association (“U.S. Bank”) serves as custodian for certain of the Fund’s securities, commodities, cash, and other property. Blackstone Securities Partners L.P., an affiliate of the Investment Adviser, serves as the Fund’s distributor.

9. Principal Investment Risks

The investment program of the Fund entails substantial risks and includes alternative investment and trading strategies not employed by traditional mutual funds. An investor may lose part or all of their investment and/or their investment may not perform as well as other similar investments. An investment in the Fund should be viewed only as part of an overall investment program. No assurance can be given that the Fund’s investment program will be successful. The following is a summary description of some, but not all, of the principal risks of investing in the Fund, including the indirect risks associated with the Fund’s investments in the Subsidiaries and Investee Funds. Any decision to invest in the Fund should be made after a review of the full set of principal risks in the Fund’s prospectus and should take into account that the Fund may make virtually any kind of investment, and be subject to related risks, which can be substantial. The relative

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six Months Ended September 30, 2024 (Unaudited)

significance of the principal risks identified below, at any given time, will vary depending on the specific composition of the Fund’s investment portfolio from time to time and the allocation of the Fund’s assets among the various investment strategies, which may change frequently and/or significantly over time. As applicable, references in these Risks to the “Fund” mean any one or more of the Fund, Subsidiaries, and Investments in Investee Funds, and references to a “Manager” mean any one or more of the Investment Adviser, Sub-Advisers, and advisers to the Investee Funds.

Market Risk and Selection Risk. The Fund is subject to market risk and selection risk. Market risk is the risk that one or more markets in which the Fund invests will decline in value, including the possibility that the markets will decline sharply and unpredictably. While a Manager may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. Significant shocks to or disruptions of the financial markets or the economy, including those caused by bank closures, epidemics and pandemics, economic, natural, and man-made disasters, government action, rapid technological development, or significant geopolitical events, such as war, terrorism, sanctions, tariffs, or trade disputes could adversely affect the liquidity and volatility of securities held by the Fund and could increase the Fund’s exposure to the other risks detailed in this report. Market environment changes may adversely affect the performance of a model and amplify losses. Selection risk is the risk that the investments held by the Fund will underperform the markets, the relevant indices, or the investments selected by other funds with similar investment objectives and investment strategies.

Counterparty Credit Risk. The stability and liquidity of many derivative and securities lending transactions depend in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of the Fund’s securities and other assets from such counterparty will be extinguished, delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty. At times, including when the Fund has entered into a Basket Swap, the Fund will have significant exposure to a single counterparty.

Liquidity Risk. Some securities held by the Fund, including, but not limited to, restricted, distressed, non-exchange traded, privately placed securities, and/or commodity-related investments may be difficult to sell, or illiquid, particularly during times of market turmoil. Investments in Investee Funds are often illiquid and some Investee Funds may not permit withdrawals or may make in-kind distributions of illiquid securities when the Fund desires to divest. Illiquid securities may be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or for other cash needs, the Fund may suffer a loss.

Equity Securities Risk. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The prices of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. The Fund invests in derivatives for hedging and non-hedging purposes. Derivatives can be volatile and illiquid, are subject to counterparty credit risk, and may create investment exposure greater than the initial investment.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six Months Ended September 30, 2024 (Unaudited)

Structured Products Risk. Holders of structured products bear risks of the underlying investments, index, or reference obligation and are subject to counterparty credit, valuation, and liquidity risks. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Certain structured products may be thinly traded or have a limited trading market. In addition to the general risks associated with debt securities discussed herein, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the reference securities may decline in value or default; the possibility that changes in the reference instrument will reduce the interest rate and principal amount payable on maturity; and the possibility that the position is subordinate to other classes. Structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, and changes in interest rates and impact of these factors may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero. Structured products may be less liquid than other types of securities and more volatile than the reference instrument.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to debt securities held by the Fund. Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that such policies will change), and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in the Funds. For example, wages and prices of inputs increase during periods of inflation, which can negatively impact returns on investments. In an attempt to stabilize inflation, countries may impose wage and price controls or otherwise intervene in the economy. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Investors’ expectation of future inflation can also impact the current value of portfolio investments, resulting in lower asset values and potential losses. This risk is elevated compared to historical market conditions because of recent monetary policy measures, the current interest rate environment, and the historically high prevailing inflation rates.

Risks Specific to Investments in Investee Funds. In addition to risks relating to their direct investments, Investee Funds often involve additional special risks not present in direct investments. Investors in the Fund bear two layers of fees and expenses at both the Fund level and the Investee Fund level. The Fund’s investments in Investee Funds are priced, in the absence of readily available market values, based on estimates of fair value, which may prove to be inaccurate; these valuations are used to calculate fees payable to the Investment Adviser and the net asset value of the Fund’s shares. The Investment Adviser is also dependent on information, including performance information, provided by the Investee Funds, which if inaccurate could adversely affect the Investment Adviser’s ability to accurately value the Fund’s shares. Some Investee Funds are not registered as investment companies under the 1940 Act, and therefore, the Fund is not able to avail itself of the protections of the 1940 Act with respect to such investments. Certain Investee Funds, including unaffiliated hedge funds and UCITS funds, are also subject to transfer or redemption restrictions that impair the liquidity of these investments, and some Investee Funds may suspend the withdrawal rights of their shareholders, including the Fund, from time to time. Incentive fees charged by advisors of Investee Funds also creates an incentive for such advisors to make investments that are riskier or more speculative than in the absence of these fees. To the extent an Investee Fund invests in a special situation investment (an investment in securities or other instruments that an Investee Fund determines to be illiquid or lacking a readily ascertainable fair value and which the Investee Fund designates as a special situation investment), the Fund’s ownership interest with respect to such special situation investment

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six Months Ended September 30, 2024 (Unaudited)

generally may not be withdrawn until the special situation investment, or a portion thereof, is realized or deemed realized. The Fund also may purchase non-voting securities of, or to contractually forego the right to vote in respect of, Investee Funds in order to prevent the Fund from becoming an “affiliated person” of the Investee Fund for purposes of the 1940 Act and becoming subject to the prohibitions on transactions with affiliated persons contained in the 1940 Act. Consequently, the Fund will not be able to vote to the full extent of its economic interest on matters that require approval of investors in each Investee Fund, including matters that could adversely affect the Fund’s investment.

10. Investment Transactions

The aggregate cost of purchases and proceeds of sales of investments in securities (excluding short-term debt securities with maturities at the time of acquisition of one year or less (if applicable)), for the six months ended September 30, 2024 were as follows:

	Purchases		Sales
	Long-Term	U.S. Government	Long-Term	U.S. Government
Including TBAs	$2,589,454,597	$5,777,622,037	$3,081,418,118	$6,192,013,920
Excluding TBAs	$2,589,454,597	$67,622,545	$3,081,418,118	$203,606,791

11. Income Tax Information

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Code. The Fund has adopted a tax year-end of October 31, therefore the Consolidated Financial Statements, unless otherwise indicated, reflect tax adjusted balances as of October 31, 2023. The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, the Fund makes no provision for U.S. federal income or excise taxes.

The Fund’s policy is to declare and pay distributions from net investment income and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at NAV, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Fund’s understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Fund’s U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they were filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six Months Ended September 30, 2024 (Unaudited)

As of September 30, 2024, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments, securities sold short, and derivatives were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,072,008,381	$56,928,772	$(265,563,926)	$(208,635,154)

12. Borrowings Under Credit Facility

As of September 30, 2024, the Fund had a secured revolving borrowing facility (the “Facility”) with State Street Bank and Trust Company (the “Bank”) in an aggregate principal amount of up to $400,000,000, subject to a maximum loan value of not more than 25% of the Fund’s NAV (the “Aggregate Commitment Amount”). Borrowings under the Facility are used primarily for bridge financing purposes and are secured by the assets of the Fund. Under the terms of the agreement, the Aggregate Commitment Amount may be terminated or reduced from time to time upon written notice from the Fund to the Bank. Outstanding borrowings bear interest at a rate equal to 1.35% plus the Overnight Bank Funding Rate (5.33% at September 30, 2024). A commitment fee is charged in the amount of 0.25% per annum as well as an upfront underwriting fee equal to 0.10% of the Commitment Amount per annum. Commitment fees accrued through the end of each calendar quarter are due no later than the 15th day of the immediately succeeding calendar month during the term of the Facility. Accrued interest is due no later than April 3, 2025, the termination date of the Facility at which time the Fund and the Bank can agree to extend the existing agreement. For the six-month period ending September 30, the Fund borrowed $10,000,000 under the Facility, incurring $1,717 in interest.

13. Subsequent Events

The Investment Adviser has evaluated the impact of subsequent events through the date of financial statement issuance and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information

September 30, 2024 (Unaudited)

Management of the Fund

The Fund’s operations are managed by the Investment Adviser and the Sub-Advisers (defined below), under the direction and oversight of the Board. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Fund or the Investment Adviser (the “Independent Trustees”). The Trustees and the Fund’s officers (“Officers”) are subject to removal or replacement in accordance with Massachusetts law and the Trust’s Amended and Restated Declaration of Trust. All Trustees were elected by the initial shareholder of the Trust, except for Mr. Gilbert who was appointed to serve as Trustee by the Board.

Sub-Advisers

During the six-month period covered by this report, the Investment Adviser engaged the following entities as sub-advisers (each, a “Sub-Adviser”, and together, the “Sub-Advisers”) to provide investment management services to the Fund and/or to one or more Subsidiaries.

•	Discretionary Sub-Advisers:
•	Bayforest Capital Limited (“Bayforest”)
•	Bayview Asset Management, LLC (“Bayview”)
•	Blackstone Liquid Credit Strategies LLC
•	Blackstone Real Estate Special Situations Advisors L.L.C.
•	Caspian Capital LP (“Caspian”)
•	Catalio Capital Management, LP (“Catalio”) (effective October 1, 2024)
•	Clear Sky Advisers, LLC (“Clear Sky”)
•	D.E. Shaw Investment Management, L.L.C. (“D.E. Shaw”)
•	Endeavour Capital Advisors Inc.
•	Fir Tree Capital Management LP (“Fir Tree”)
•	Fort Baker Capital Management LP
•	Harvest Fund Advisors LLC
•	Magnetar Asset Management LLC (“Magnetar”)
•	Maren Capital LLC
•	Mariner Investment Group, LLC
•	Melqart Asset Management (UK) Limited
•	Merritt Point Partners LLC (“Merritt Point”)
•	Mesarete Capital LLP (“Mesarete”)
•	Nephila Capital Ltd. (“Nephila”)
•	North Reef Capital Management LP (“North Reef”)
•	Oak Hill Advisors, L.P. (“OHA”) (effective June 10, 2024)
•	Oak Thistle LLC, doing business as OT Research (“OTR”) (effective September 4, 2024)
•	Seiga Asset Management Limited
•	Seven Grand Managers, LLC (“Seven Grand”)
•	TrailStone Commodity Trading US, LLC (“TrailStone”)
•	Two Sigma Advisers, LP (“Two Sigma”)
•	Varick Capital Partners LP
•	Waterfall Asset Management, LLC

Compensation for Trustees and Officers

Each of the Independent Trustees is paid by the Fund Complex (as defined below) at the annualized equivalent of the rates included below per fiscal year in the aggregate for services to the Fund Complex (including the Subsidiaries). Mr. Brown is treated as an “interested person” (as defined in the 1940 Act) of

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2024 (Unaudited)

the Fund (an “Interested Trustee”) due to a family member’s relationship with a Sub-Adviser. For his service to the Fund as an Interested Trustee, Mr. Brown is paid by the Fund Complex at a rate of $129,000 per fiscal year in the aggregate for his services to the Fund Complex (excluding the Subsidiaries).

The Chairpersons of the Board of Trustees and the Audit Committee are paid by the Fund Complex an additional $35,000 and $15,000, respectively, per fiscal year. These payments are allocated to the Fund and any other funds in the Fund Complex on the basis of assets under management. The Fund Complex pays for the Trustees’ travel expenses related to Board of Trustees meetings. The Trustees do not receive any pension or retirement benefits from the Fund Complex. The Trust has adopted a deferred compensation plan (the “Deferred Compensation Plan”) to allow each Independent Trustee to align his or her interest with the Fund and the Fund’s shareholders without purchasing shares of the Fund. Certain of the Independent Trustees currently participate in the Deferred Compensation Plan. Under the Deferred Compensation Plan, each participating Independent Trustee defers payment of all or part of the compensation payable for such Trustee’s services and thereby shares in the experience alongside the Fund’s shareholders as the compensation deferred increases or decreases depending on the investment performance of the Fund. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Trust’s Deferred Compensation Plan. Pursuant to the Deferred Compensation Plan, payments due under the Deferred Compensation Plan are unsecured obligations of the Trust.

The Fund Complex also paid for a portion of the compensation of the Fund’s Chief Compliance Officer during the six months ended September 30, 2024. No other officers of the Fund received compensation from the Fund Complex during the period. The following tables set forth information covering the total compensation payable by the Fund and the Fund Complex, as noted, during the six months ended September 30, 2024, to the persons who served as Trustees and Officers of the Fund during such period:

Independent Trustees:

Name of Independent Trustee	Aggregate Compensation From the Fund	Total Compensation From the Fund Complex[1]
Frank J. Coates	$92,500	$92,500
Peter M. Gilbert	$75,000	$75,000
Paul J. Lawler	$75,000	$75,000
Kristen M. Leopold	$82,500	$82,500

Interested Trustees:

Name of Interested Trustee	Aggregate Compensation From the Fund	Total Compensation From the Fund Complex[1]
John M. Brown	$64,500	$64,500
Peter Koffler	None	None

Officers:

Compensated Officer	Aggregate Compensation From the Fund	Total Compensation From the Fund Complex[1]
Chief Compliance Officer	$53,950	$53,950

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2024 (Unaudited)

[1]

These amounts represent the aggregate compensation paid to the Chief Compliance Officer by the Fund and the aggregate compensation for the services of each Trustee to each fund in the Fund Complex for which each Trustee serves as trustee. For the purpose of this table, “Fund” includes the Fund and its Subsidiaries and “Fund Complex” consists of BAMSF, the Blackstone Credit and Insurance Closed-End Funds (Blackstone Senior Floating Rate 2027 Term, Blackstone Long-Short Credit Income Fund, and Blackstone Strategic Credit 2027 Term Fund), Blackstone Private Credit Fund, and Blackstone Secured Lending Fund. Certain of the Independent Trustees have elected to defer all or part of their total compensation for the six months ended September 30, 2024, under the Trust’s Deferred Compensation Plan. Amounts deferred for the six months ended September 30, 2024 by Messrs. Gilbert and Lawler and by Ms. Leopold were $75,000, $75,000, and $16,500, respectively.

Form N-PORT Filings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Holdings and allocations shown on any Form N-PORT are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

A description of the policies and procedures used to vote proxies related to the Fund’s portfolio securities and information regarding how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling toll free, 1-855-890-7725 and (2) on the SEC’s website at http://www.sec.gov.

Board Approval of the Sub-Advisory Agreements

At meetings of the Board held in-person on May 21-22, 2024, virtually on July 24, 2024, in-person on August 13, 2024, and virtually on September 23, 2024, the Board, including a majority of the Independent Trustees, considered and approved for the Fund (i) the continuation of certain investment sub-advisory agreements (“Continued Sub-Advisory Agreements”); (ii) an amended and restated investment sub-advisory agreement (“Amended and Restated Agreement”); and (iii) certain new investment sub-advisory agreements (the “New Sub-Advisory Agreements” and together with the Continued Sub-Advisory Agreements and the Amended and Restated Sub-Advisory Agreement, the “Sub-Advisory Agreements”) between BAIA and each of the following sub-advisers (the “Sub-Advisers”):

Continued Sub-Advisory Agreements (approved at May meeting)

•	Bayforest
•	Caspian
•	D.E. Shaw
•	Magnetar
•	Mesarete
•	TrailStone
•	Two Sigma

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2024 (Unaudited)

New Sub-Advisory Agreements (approved at May meeting)

•	Clear Sky
•	OHA
•	TrailStone

Amended and Restated Sub-Advisory Agreement (approved at July meeting)

•	Merritt Point

Continued Sub-Advisory Agreements (approved at August meeting)

•	Bayview
•	Fir Tree
•	Nephila
•	North Reef
•	Seven Grand

New Sub-Advisory Agreement (approved at August meeting)

•	OTR

New Sub-Advisory Agreement (approved at September meeting)

•	Catalio

The Board held its July and September 2024 meetings virtually by video conference following BAIA’s determination that it was necessary and appropriate to hold the meetings via video conference in order to allow the Fund to promptly enter into an amended and restated sub-advisory agreement and an initial sub-advisory agreement, respectively, without incurring unnecessary delay or expense. The Board noted that, in holding the July and September 2024 meetings virtually, BAIF and BAIA relied on an exemptive order that BAIF and BAIA have obtained from the SEC, pursuant to which the Board may approve a new sub-advisory agreement or a material amendment to an existing sub-advisory agreement at a meeting that is not in person, provided that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and the other conditions in the exemptive order are met. The Board noted that BAIA and the Fund additionally relied on a separate exemptive order from the SEC that permits the Fund to hire, and make material amendments to sub-advisory agreements with, discretionary or non-discretionary sub-advisers without a shareholder vote, provided that the Board, including a majority of Independent Trustees, approve the new sub-advisers and material amendments, and certain other conditions are met. The Independent Trustees were assisted in their review of the applicable sub-advisory arrangements by their independent legal counsel, and before the meetings, the Board received materials prepared by the Independent Trustees’ independent legal counsel regarding the relevant factors to consider in connection with the approval of the Sub-Advisory Agreements between BAIA and each of the Sub-Advisers. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the Sub-Advisory Agreements. Prior to the meetings, the Board had requested and received materials prepared by BAIA relating to each Sub-Adviser.

The information the Board received in connection with the consideration of the Continued Sub-Advisory Agreements for each of the Sub-Advisers considered at the May and August meetings generally included, among other things:

(1)

a Manager Investment Review, which covered, among other things, summary information regarding each Sub-Adviser’s investment strategy, investment research process, investment thesis and risk management strategy; an assessment of business infrastructure, valuation, liquidity

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2024 (Unaudited)

monitoring, and compliance; and a summary of the key terms of the applicable Sub-Advisory Agreement;
(2)

a sub-adviser “tear sheet,” which covered in greater detail the performance, returns, and investment exposure or risk characteristics of each Sub-Adviser that had, presently or in the past, been allocated Fund assets; and

(3)	a completed sub-adviser 15(c) questionnaire, any follow-up responses thereto, which provided each Sub-Adviser’s responses to the Independent Trustees’ request for information.

The information the Board received in connection with the consideration of the Amended and Restated Sub-Advisory Agreement for Merritt Point at its July 2024 meeting included a draft of the Amended and Restated Sub-Advisory Agreement. In addition, the Board had reviewed the following information in connection with its continuation of the initial Merritt Point Sub-Advisory Agreement at its February 27-28, 2024 meeting:

(1)

a Manager Investment Review, which covered, among other things, summary information regarding Merritt Point’s investment thesis, strategy, investment process, and portfolio construction; a risk evaluation; an assessment of business infrastructure, valuation, liquidity monitoring, and compliance; and a summary of the key terms of the Sub-Advisory Agreement;

(2)	a sub-adviser “tear sheet,” which covered in greater detail the performance, returns, and risk characteristics that had, presently or in the past, been allocated Fund assets;
(3)	a completed sub-adviser 15(c) questionnaire, which provided Merritt Point’s responses to the Independent Trustees’ request for information.

The information the Board received in connection with its consideration of the New Sub-Advisory Agreement for Clear Sky at its May 2024 meeting included a draft of the New Sub-Advisory Agreement with Clear Sky, along with:

(1)

a Manager Investment Review, which covered, among other things, summary information regarding Clear Sky’s investment thesis, strategy, investment process, and portfolio construction; a risk evaluation; an assessment of business infrastructure, valuation, liquidity monitoring, and compliance; and a summary of the key terms of the Clear Sky’s Sub-Advisory Agreement;

(2)	a completed sub-adviser 15(c) questionnaire, which provided Clear Sky’s responses to the Independent Trustees’ request for information.

The information the Board received in connection with the consideration of each other New Sub-Advisory Agreement at its May, August and September 2024 meetings generally included:

(1)

a Manager Investment Review, which covered, among other things, summary information regarding each Sub-Adviser; an assessment of business infrastructure, valuation, liquidity monitoring, and compliance; and a summary of the key terms of the applicable Sub-Advisory Agreement;

(2)

a Summary of Investment Committee Memo, which covered, among other things, summary information regarding the sub-adviser’s background, investment research process, portfolio construction, performance, investment thesis, approach to risk management and fit within the Fund’s portfolio;

(3)	a completed sub-adviser 15(c) questionnaire, which provided each Sub-Adviser’s responses to the Independent Trustees’ request for information; and
(4)	information regarding each Sub-Adviser’s affiliates.

Additionally, for each New Sub-Adviser, the Board received a copy of the Sub-Adviser’s compliance program under Rule 38a-1 under the 1940 Act and code of ethics.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2024 (Unaudited)

At the meetings, the Board and BAIA discussed the materials that had been provided to the Board, the terms of the Sub-Advisory Agreements, and other relevant considerations. Additionally, the Board (and separately, the Independent Trustees) conferred with the Independent Trustees’ independent legal counsel to consider the information provided. In evaluating each Sub-Advisory Agreement, the Board took into account the fact that the compensation paid to the Sub-Advisers would be paid by BAIA from the investment management fee it receives from the Fund and would not increase the fees or expenses otherwise incurred by the Fund or its shareholders.

Following this discussion, the Board, including a majority of the Independent Trustees, determined to approve each Continued Sub-Advisory Agreement, the Amended and Restated Sub-Advisory Agreement and each New Sub-Advisory Agreement on the basis of the following factors, among others, for each Sub-Adviser:

Nature, Extent, and Quality of the Services

Except as otherwise noted, the Board considered with respect to each Sub-Adviser (either at the relevant meeting or by reference to the most recent approval of the Sub-Adviser’s prior sub-advisory agreement):

(1)	the Sub-Adviser’s personnel, operations, and, where available, financial condition;
(2)	the Sub-Adviser’s investment expertise and strengths;
(3)	where applicable, the percentage of Fund assets that are, previously were, and/or potentially would be allocated to the Sub-Adviser;
(4)	where applicable, the investment return on other assets that are, or were previously, managed by the Sub-Adviser and related investment risks;
(5)	the Sub-Adviser’s experience and performance investing in particular instruments or strategies or managing hedge funds or other products;
(6)	where applicable, the extent to which the Sub-Adviser’s strategy for the Fund would overlap with its strategy for hedge funds or other products;
(7)	where applicable, the Sub-Adviser’s experience and performance as a sub-adviser to the Fund since its inception or otherwise;
(8)	the experience and depth of the Sub-Adviser’s portfolio management team in managing hedge funds or other products, as applicable, and its ability to manage risk; and
(9)	any other factors deemed relevant to the determination of whether to approve or continue the Sub-Advisory Agreements.

The Board concluded that the nature, extent, and quality of the sub-advisory services to be provided by each Sub-Adviser were appropriate and thus supported a decision to approve or continue the Sub-Advisory Agreements.

Investment Performance of the Sub-Advisers

The Board considered the investment performance of each Sub-Adviser. With respect to each Sub-Adviser that previously had been allocated a portion of the Fund’s assets, the Board considered information about the performance record of the Fund’s assets managed by such Sub-Adviser (net of trading expenses and sub-advisory fees but gross of investment management fees paid to BAIA and other Fund operating expenses over various periods, including in many cases the year-to-date period, recent calendar month and year periods, and the inception-to-date period), all as compared to the investment returns of one or more of, depending on the Sub-Adviser, (i) a custom index defined by BAIA (the “Custom BAIA Index”); (ii) in the case of certain Sub-Advisers, the Secured Overnight Financing Rate (“SOFR”) +3% and/or (iii) in the case of certain Sub-Advisers, the Sub-Adviser’s hedge fund strategy (the “Sub-Adviser Hedge Fund Strategy”).

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2024 (Unaudited)

In addition, the Board considered information about the inception-to-date performance risk measurements of the Fund assets that are or were managed by the Sub-Adviser, if any, the Custom BAIA Index, and, if applicable, the SOFR +3% and/or the Sub-Adviser Hedge Fund Strategy, such as annualized return, standard deviation (which is a common measure of volatility), Sharpe ratio, and alpha and beta statistics (where available). On the basis of the Board’s assessment, while recognizing that there can be no assurance of any particular investment outcome, the Board concluded that the investment performance generated by the applicable Sub-Advisers was generally satisfactory and that the Sub-Advisers were capable of providing reasonable investment performance to the Fund. The Board noted that, because OHA, OTR and Catalio had not yet managed assets of the Fund, there was no prior performance with respect to the Fund assets to consider.

Costs of Services and Profitability

In analyzing the cost of services and profitability of each Sub-Adviser, the Board considered (i) each Sub-Adviser’s sub-advisory fee or proposed sub-advisory fee for managing the allocated Fund assets, including any fee breakpoints or fulcrum fee arrangements; (ii) each Sub-Adviser’s resources devoted or expected to be devoted to the Fund; and (iii) any information provided in response to inquiries regarding the profitability to each Sub-Adviser from providing sub-advisory services to the Fund. The Board considered the specific resources that each Sub-Adviser devoted or expected to devote to the Fund for investment analysis, risk management, compliance, and order execution, and the extent to which each Sub-Adviser’s investment process is or would be scalable. The Board also took into account the entrepreneurial, business, and other risks each Sub-Adviser has undertaken, or would undertake, in serving as a sub-adviser to the Fund.

The Board noted that the compensation paid to each Sub-Adviser was paid by BAIA, not the Fund, and, accordingly, that the retention of each Sub-Adviser would not increase the fees or expenses otherwise incurred by shareholders of the Fund. It also noted that the terms of each Sub-Adviser’s Sub-Advisory Agreement were the result of separate arm’s-length negotiations between BAIA and the Sub-Adviser. The Board considered information comparing the sub-advisory fees to the fees that each Sub-Adviser charges for providing investment advisory services to certain other clients. The Board also considered information regarding the impact that retaining the Sub-Advisers as sub-advisers to the Fund has or would have on BAIA’s profitability, as well as information about the blended average of all sub-advisory fee rates that BAIA pays the Sub-Advisers based on allocations of Fund assets among all the Sub-Advisers. The Board concluded that the level of investment sub-advisory fees was appropriate in light of the services to be provided.

Economies of Scale

The Board considered various financial and economic considerations relating to the arrangement with each Sub-Adviser, including economies of scale and the current and proposed breakpoints in the sub-advisory fees for certain Sub-Advisers. The Board noted challenges in identifying and measuring economies of scale, both generally and given the Fund’s multi-manager structure and the different sub-adviser fee levels and fee structures. The Board noted that it would have the opportunity to periodically re-examine whether the Fund had achieved economies of scale, as well as the appropriateness of sub-advisory fees payable to each Sub-Adviser, with respect to different asset sizes of the portfolio, in the future. The Board also noted that although not directly related to the sub-advisory fees payable to the Sub-Advisers, certain Fund expenses were subject to an expense cap, an undertaking by BAIA intended to limit the Fund’s overall expenses at smaller asset levels.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2024 (Unaudited)

Other Benefits

The Board considered other potential benefits that each Sub-Adviser may receive from serving as a sub-adviser to the Fund, including soft dollar arrangements, receipt of brokerage and research services, and the opportunity to offer additional products and services to the Fund’s shareholders and BAIA, as applicable. The Board noted that each Sub-Adviser benefited, or would benefit, from its relationship with BAIA. The Board concluded that other ancillary or “fall out” benefits derived by each Sub-Adviser from its relationship with BAIA or the Fund, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to the Fund and its shareholders, and were consistent with industry practice and the best interests of the Fund and its shareholders.

Other Considerations

The Board reviewed and considered certain terms and conditions of each Sub-Adviser’s Sub-Advisory Agreement. After discussion, the Board concluded that the terms of each Sub-Adviser’s Sub-Advisory Agreement were reasonable and fair. It was noted that the Board would have the opportunity to periodically re-examine the terms of each Sub-Adviser’s Sub-Advisory Agreement in the future.

Conclusion

The Board, including a majority of the Independent Trustees, concluded that the fees payable under each of the Sub-Advisory Agreements were fair and reasonable with respect to the services that each Sub-Adviser provides or would provide to the Fund and in light of the other factors described above that the Board deemed relevant. The Board noted that both BAIA and the Board had previously determined, or determined at the meetings, that each Sub-Adviser’s compliance program was reasonably designed to prevent the violation of federal securities laws within the meaning of Rule 38a-1 under the 1940 Act and that each Sub-Adviser’s code of ethics was reasonably designed to prevent “access persons” (as defined in Rule 17j-1 under the 1940 Act) from engaging in any act, practice, or course of business prohibited by Rule 17j-1(b) under the 1940 Act. The Board based its approval or continuation of each Sub-Adviser’s Sub-Advisory Agreement on a comprehensive consideration of all relevant information presented to the Board at its meetings throughout the year, as applicable, and not on any single controlling factor. The Board also gave due consideration to the recommendations of BAIA, which in each case recommended continuation or approval (as applicable) of the proposed Sub-Advisory Arrangements as in the best interests of the Fund and its shareholders, and BAIA’s belief that the arrangements do not present any conflict of interest from which BAIA or any Sub-Adviser derives an inappropriate advantage. The Independent Trustees were assisted by the advice of independent legal counsel in approving each Sub-Adviser’s Sub-Advisory Agreement.

Additional Information

The Fund’s Statement of Additional Information includes additional information about the Trustees. The Statement of Additional Information is available upon request, without charge, by calling toll free 1-855-890-7725.

Copies of this annual shareholder report are available upon request to prior shareholders of the Fund, without charge, by calling toll free 1-855-890-7725.

Blackstone

May 2024

FACTS	WHAT DO BLACKSTONE REGISTERED FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   Assets and investment experience

∎   Risk tolerance and transaction history

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Blackstone Registered Funds (as defined below) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do Blackstone Registered Funds share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Email us at GLB.privacy@blackstone.com

Who We Are
Who is providing this notice?	Blackstone Registered Funds consists of Blackstone Alternative Investment Funds, on behalf of its series Blackstone Alternative Multi-Strategy Fund, Blackstone Senior Floating Rate 2027 Term Fund, Blackstone Long-Short Credit Income Fund, Blackstone Strategic Credit 2027 Term Fund, Blackstone Private Credit Fund, and Blackstone Secured Lending Fund.
What We Do
How do Blackstone Registered Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do Blackstone Registered Funds collect my personal information?

We collect your personal information, for example, when you:

∎   open an account or give us your income information

∎   provide employment information or give us your contact information

∎   tell us about your investment or retirement portfolio

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

∎   sharing for affiliates’ everyday business purposes—information about your creditworthiness

∎   affiliates from using your information to market to you sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account—unless you tell us otherwise.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ∎ Our affiliates include entities with a Blackstone name and certain other financial companies.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Blackstone Registered Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Our joint marketing partners include financial services companies.

Other Important Information
California Residents—In accordance with California law, we will not share information we collect about California residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will also limit the sharing of information about you with our affiliates to the extent required by applicable California law.
Vermont Residents—In accordance with Vermont law, we will not share information we collect about Vermont residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will not share creditworthiness information about Vermont residents among Blackstone Registered Funds’ affiliates except with the authorization or consent of the Vermont resident.
Contact Us

If you have any questions or comments about this Privacy Notice, or if you would like us to update information we have about you or your preferences, please email us at PrivacyQueries@Blackstone.com or access our web form www.blackstone.com/privacy.

You may also write to:

Blackstone Inc.

Attn: Legal & Compliance

345 Park Avenue

New York, NY 10154

Last Updated: June 30, 2023

Investor Data Privacy Notice

Why are you seeing this notice?

•

You may need to provide Personal Data to us as part of your investment into a fund or other investment vehicle (as applicable, the Fund) managed or advised by investment advisers or management companies that are subsidiaries of The Blackstone Group Inc. or its affiliates (and, where applicable, the general partner of the relevant Fund) (collectively, Blackstone).

•

We want you to understand how and why we use, store and otherwise process your Personal Data when you deal with us or our relevant affiliates (including under applicable data protection laws). If this notice (the Data Privacy Notice) has been made available to you, you may have certain rights with respect to your Personal Data under applicable data protection laws (including as described in this Data Privacy Notice).

•

“Personal Data” has the meaning given to it under data protection laws that apply to our processing of your personal information, and includes any information relating to an identified or identifiable individual (such as name, address, date of birth, personal identification numbers, sensitive personal information, and economic information).

•

We ask that investors promptly provide the information contained in this Data Privacy Notice to any individuals whose Personal Data they provide to the Fund or its affiliates in connection with ‘know your client’ / anti-money laundering requests or otherwise.

Please read the information below carefully. It explains how and why Personal Data is processed by us.

Who is providing this notice?

Blackstone is committed to protecting and respecting your privacy. Blackstone is a global financial services firm with offices, branches, operations and entities globally, including as described at this link: https://privacy.blackstone.com/visitors-online-privacy-notice/#appendixA

•

For transparency, the Blackstone entities on whose behalf this privacy statement is made are: (i) the Fund; and (ii) where applicable, the Blackstone general partner, manager and/or investment adviser of the relevant Fund, in each case, with which you contract, transact or otherwise share Personal Data (together, the Fund Parties).

•	Where we use the terms “we”, “us” and “our” in this Data Privacy Notice, we are referring to the Fund and the Fund Parties.
•

Please consult your subscription documents, private placement memorandum or other offering documentation provided to you by or on behalf of the Fund Parties which will further specify the entities and contact details of the Fund Parties relevant to our relationship with you.

•

We welcome investors and their representatives to contact us if they have any queries with respect to the Fund Parties (in particular, which Fund Parties are relevant to their relationship with Blackstone). If you have any queries, please see the ‘Contact Us’ section.

When you provide us with your Personal Data, each Fund Party that decides how and why Personal Data is processed acts as a “data controller”. In simple terms, this means that the Fund Party makes certain decisions on how to use and protect your Personal Data – but only to the extent that we have informed you about the use or are otherwise permitted by law.

Where your Personal Data is processed by an entity controlled by, or under common control with, the Blackstone entity/ies managing a Fund for its own purposes, this entity will also be a data controller.

What personal data do we collect about you?

The types of Personal Data that we collect and share depends on the product or service you have with us and the nature of your investment. The Personal Data we collect about you may include:

•	Contact information, such as name, e-mail and postal address, and phone number;
•	Demographic information, such as date and country of birth, gender, country of residence, nationality, and citizenship;
•

Government-issued identification numbers provided in connection with a subscription to Funds, such as Social Security number, driver’s license number, passport number, national identification number, and tax identification number;

•	Professional or employment-related information, such as the name of your employer or the organization you represent and your position;
•

Financial information, such as information related to your transactions with us or others, bank account details (e.g., account and routing number), financial account history, information concerning the source of funds used for investments, and details regarding your investment history (e.g., types and amounts of investments) assets, income, and financial returns and positions;

•	Investment preferences;
•

Information related to background checks (e.g., “know your client”, anti-money laundering and sanctions checks) and any information related to applicable restrictions on your investments, such as political exposure or sanctions;

•	Information collected in the context of monitoring and surveillance where permitted or required by applicable law, including recordings of telephone and video calls and CCTV; and
•	Other information you or the organization you represent choose to provide, such as through eligibility questionnaires and ongoing investor relations communications.

We may combine Personal Data that you provide to us with Personal Data that we collect from you, or about you from other sources, in some circumstances. This will include Personal Data collected in an online or offline context.

Where do we obtain your personal data?

We collect Personal Data about you from a number of sources, including:

What	How

Personal data that you give us

∎   From the forms and any associated documentation that you complete when subscribing for an investment, shares, interests, and/or opening an account with us. This can include information about your name, address, date of birth, passport details or other national identifier, driving license, your national insurance or Social Security number and income, employment information and details about your investment or retirement portfolio(s), and financial-related data (such as returns and financial positions)

∎   When you provide it to us in correspondence and conversations, including electronic communications such as e-mail and telephone calls

∎   When you make transactions with respect to the Fund

∎   When you interact with our online platforms and websites (such as bxaccess.com)

∎   When you purchase securities from us and/or tell us where to send money

∎   From cookies, web beacons, and similar interactions when you or your devices access our sites

∎   When we need to identify you and/or complete necessary security checks, where you visit one of our buildings or attend meetings. This can include form of ID, and your image for CCTV purposes.

Personal data that we obtain from others

We obtain Personal Data from:

∎   Publicly available and accessible directories and sources

∎   Bankruptcy registers

∎   Tax authorities, including those that are based outside the territory in which you are located or domiciled, including the Cayman Islands, the United Kingdom (UK) and the European Economic Area (EEA), if you are subject to tax in another jurisdiction

∎   Governmental and competent regulatory authorities to whom we have regulatory obligations

∎   Credit agencies

∎   Fraud prevention and detection agencies / organizations

∎   Transaction counterparties

Why do we process your personal data?

We may process your Personal Data for the following reasons:

Why	How

Contract

It is necessary to perform our contract with you to:

∎   Administer, manage and set up your investor account(s) to allow you to purchase your holding (of shares or interests) in our Funds

∎   Meet the resulting contractual obligations we have to you

∎   Facilitate the continuation or termination of the contractual relationship between you and the Fund

∎   Facilitate the transfer of funds, and administering and facilitating any other transaction, between you and the Fund

Compliance with law	It is necessary for compliance with an applicable legal or regulatory obligation to which we are subject, in order to:
∎ Undertake our client and investor due diligence, and on-boarding checks
∎ Carry out verification, “know your client”, terrorist financing, sanctions, and anti-money laundering checks
∎ Verify the identity and addresses of our investors (and, if applicable, their beneficial owners)
∎ Comply with requests from regulatory, governmental, tax and law enforcement authorities
∎ Carry out surveillance and investigations
∎ Carry out audit checks
∎ Maintain statutory registers
∎ Prevent and detect fraud
∎ Comply with sanctions requirements

Legitimate Interests	For our legitimate interests or those of a third party (such as a transaction counterparty or lender) to:
∎ Manage and administer your holding in any Funds in which you are invested, and any related accounts on an ongoing basis
∎ Assess and process any applications or requests made by you
∎ Open, maintain or close accounts in connection with your investment in, or withdrawal from, the Fund scheme
∎ Send updates, information and notices or otherwise correspond with you in connection with your investment in the Fund scheme
∎ Address or investigate any complaints, claims, proceedings or disputes
∎ Provide you with, and inform you about, our investment products and services
∎ Monitor and improve our relationships with investors
∎ Comply with applicable prudential and regulatory obligations, including anti-money laundering, sanctions and “know your client” checks
∎ Assist our transaction counterparties to comply with their regulatory and legal obligations (including anti-money laundering, “know your client”, terrorist financing, and sanctions checks)

Why	How

∎ Manage our risk and operations
∎ Comply with our accounting and tax-reporting requirements

∎   Comply with our audit requirements

∎   Assist with internal compliance with our policies and processes

∎   Ensure appropriate group management and governance

∎   Keep our internal records

∎   Prepare reports on incidents/accidents

∎   Protect our business against fraud, breach of confidence, theft of proprietary materials, and other financial or business crimes (to the extent that this is not required of us by law)

∎   Analyze and manage commercial risks

∎   Seek professional advice, including legal advice

∎   Enable any actual or proposed assignee or transferee, participant or sub-participant of the partnership’s or Fund vehicles’ rights or obligations to evaluate proposed transactions

∎   Facilitate business asset transactions involving the Fund partnership or Fund-related vehicles

∎   Monitor communications to/from us using our systems

∎   Protect the security and integrity of our information technology systems

∎   Protect the security and safety of our buildings and locations where we operate

∎   Operate, run and schedule online meetings, webinars and conferences (for example, using Zoom and other online meeting platforms)

∎   Manage our financing arrangements with our financiers and financing transaction counterparties, including payment providers, intermediaries, and correspondent / agent banks

∎   Monitor the operation of Fund distribution platforms, where these are operated by third parties or service providers

We only rely on these interests where we have considered that, on balance, the legitimate interests are not overridden by your interests, fundamental rights or freedoms.

Monitoring as described in ‘Legitimate Interests’ above

We monitor communications where the law requires us to do so. We will also monitor where we are required to do so to comply with regulatory rules and practices and, where we are permitted to do so, to protect our business and the security of our systems.

Who we share your personal data with

We may share your Personal Data as follows:

Who	Why

Fund Associates

We share your Personal Data with our associates, related parties and members of our group. This is:

∎   To manage our relationship with you

∎   For the legitimate interests of a third party in carrying out anti-money laundering, ‘know your client’, and other compliance checks required of them under applicable laws and regulations

∎   For the purposes set out in this Data Privacy Notice

Fund Managers, Depositories, Administrators, Custodians, Distributors, Investment Advisers

∎   Delivering the services you require

∎   Managing your investment

∎   Supporting and administering investment-related activities

∎   Complying with applicable investment, anti-money laundering and other laws and regulations

Tax Authorities

∎   To comply with applicable laws and regulations

∎   Where required or requested by tax authorities in the territory in which you are located or domiciled (in particular, Cayman Island or UK/EEA tax authorities) who, in turn, may share your Personal Data with foreign tax authorities

∎   Where required or requested by foreign tax authorities, including outside of the territory in which you are located or domiciled (including outside the Cayman Islands or UK/EEA)

Service Providers

∎   Delivering and facilitating the services needed to support our business relationship with you (including cloud services)

∎   Supporting and administering investment-related activities

∎   Where disclosure to the service provider is considered necessary to support Blackstone with the purposes described in section 5 of this Data Privacy Notice

Financing Counterparties, Lenders, Correspondent and Agent Banks

∎   Assisting these transaction counterparties with regulatory checks, such as ‘know your client’, and anti-money laundering procedures

∎   Sourcing credit for Fund-related entities in the course of our transactions and fund life cycles

Who	Why

Our Lawyers, Auditors and other Professional Advisers

∎   Providing you with investment-related services

∎   To comply with applicable legal and regulatory requirements

∎   Supporting Blackstone with the purposes described in section 5 of this Data Privacy Notice

In exceptional circumstances, we will share your Personal Data with:

•	Competent regulatory, prosecuting and other governmental agencies or litigation counterparties, in a country or territory; and
•	Other organizations and agencies—where we are required to do so by law.

Do you have to provide us with this personal data?

Where we collect Personal Data from you, we will indicate if:

•	Provision of the Personal Data is necessary for our compliance with a legal obligation; or
•	It is purely voluntary and there are no implications for you if you do not wish to provide us with it.

Unless otherwise indicated, you should assume that we require the Personal Data for business and/or compliance purposes.

Some of the Personal Data that we request is necessary for us to perform our contract with you and if you do not wish to provide us with this Personal Data, it will affect our ability to provide our services to you and manage your investment.

Sending your personal data internationally

We may transfer your Personal Data between different countries to recipients in countries other than the country in which the information was originally collected (including to our affiliates and group members, members of the Fund’s partnership, transaction counterparties, and third-party service providers). Where you are based in the UK, the EU, or another country which imposes data transfer restrictions outside of its territory, this includes transfers outside of the UK and the European Economic Area (“EEA”) or that geographical area, to those countries in which our affiliates, group members, service providers and business partners operate. Those countries may not have the same data protection laws as the country in which you initially provided the information.

Where we transfer Personal Data outside of the UK, the EEA, or other territories subject to data transfer restrictions to other members of our group, our service providers or another third party recipient, we will ensure that our arrangements with them are governed by data transfer agreements or appropriate safeguards, designed to ensure that your Personal Data is protected as required under applicable data protection law (including, where appropriate, under an agreement on terms approved for this purpose by the European Commission or by obtaining your consent).

Please contact us if you would like to know more about these agreements or receive a copy of them. Please see the ‘Contact Us’ section for details.

Consent—and your right to withdraw it

Except as may otherwise be required by local law, we do not generally rely on obtaining your consent to process your Personal Data. In particular, we do not generally rely on obtaining your consent where our processing of your Personal Data is subject only to the data protection laws of the UK/EEA (in these circumstances we will usually rely on another legal basis more appropriate in the circumstances, including those set out in “Why do we process your Personal Data?” above). If we do rely on consent for processing of your Personal Data, you have the right to withdraw this consent at any time. Please contact us or send us an e-mail at PrivacyQueries@Blackstone.com at any time if you wish to do so.

Where required by applicable law, we will obtain your consent for the processing of your Personal Data for direct marketing purposes. If you do receive direct marketing communications from us (for example, by post, e-mail, fax or telephone), you may opt-out by clicking the link in the relevant communication, completing the forms provided to you (where relevant), or by contacting us (see the ‘Contact Us’ section for details).

Retention and deletion of your personal data

We keep your Personal Data for as long as it is required by us for our legitimate business purposes, to perform our contractual obligations or, where longer, such longer period as is required or permitted by law or regulatory obligations which apply to us. We will generally:

•	Retain Personal Data about you throughout the life cycle of any investment you are involved in; and
•	Retain some Personal Data after your relationship with us ends.

As a general principle, we do not retain your Personal Data for longer than we need it. We will usually delete your Personal Data (at the latest) after you cease to be an investor in any fund and there is no longer any legal / regulatory requirement, or business purpose, for retaining your Personal Data.

Your rights

You may, subject to certain limitations, have data protection rights depending on the data protection laws that apply to our processing of your Personal Data, including the right to:

•	Access your Personal Data
•	Restrict the use of your Personal Data in certain circumstances
•	Have incomplete or inaccurate Personal Data corrected
•	Ask us to stop processing your Personal Data
•	Require us to delete your Personal Data in some limited circumstances

You also have the right in some circumstances to request us to “port” your Personal Data in a portable, re-usable format to other organizations (where this is possible).

We review and verify requests to protect your Personal Data, and will action data protection requests fairly and in accordance with applicable data protection laws and principles.

If you wish to exercise any of these rights, please see the ‘Contact Us’ section for details.

Concerns or queries

We take your concerns very seriously. We encourage you to bring to our attention any concerns you have about our processing of your Personal Data. This Data Privacy Notice was drafted with simplicity and clarity in mind. We are, of course, happy to provide any further information or explanation needed. Please see the ‘Contact Us’ section for details.

Please also contact us via any of the contact methods listed below if you have a disability and require an alternative format of this Data Privacy Notice.

If you want to make a complaint, you can also contact the body regulating data protection in your country, where you live or work, or the location where the data protection issue arose. In particular:

Country	Supervisory Authority

Cayman Islands	Cayman Islands Ombudsman (available at: https://ombudsman.ky)

European Union	A list of the EU data protection authorities and contact details is available by clicking this link: http://ec.europa.eu/newsroom/article29/item-detail.cfm?item_id=612080

United Kingdom	Information Commissioner’s Office (available at: https://ico.org.uk/global/contact-us/)

Contact us

Please contact us if you have any questions about this Data Privacy Notice or the Personal Data we hold about you.

Contact us by e-mail or access our web form by e-mailing PrivacyQueries@Blackstone.com.

Contact us in writing using this address:

Address	For EU/UK Related Queries 40 Berkeley Square London W1J 5AL United Kingdom For All Other Queries 345 Park Avenue New York NY 10154

A list of country specific addresses and contacts for locations where we operate is available at https://privacy.blackstone.com/visitors-online-privacy-notice/#appendixA

Changes to this data privacy notice

We keep this Data Privacy Notice under regular review. Please check regularly for any updates at our investor portal (www.bxaccess.com).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is disclosed as part of the Registrant’s Financial Statements included in Item 7(a) of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is disclosed as part of the Registrant’s Financial Statements included in Item 7(a) of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)

The Registrant’s co-principal executive officers and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable to this semi-annual report.

(2)	Not applicable.

(3)	A separate certification for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

(4)	Not applicable.

(5)	Not applicable.

(b)

Certifications pursuant to Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code are attached hereto.

(101) Inline Interactive Data File—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Blackstone Alternative Investment Funds

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, Co-President (Co-Principal Executive Officer)

Date December 4, 2024

By (Signature and Title)	/s/ Peter Koffler
Peter Koffler, Trustee and Co-President (Co-Principal Executive Officer)

Date December 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, Co-President (Co-Principal Executive Officer)

Date December 4, 2024

By (Signature and Title)	/s/ Peter Koffler
Peter Koffler, Trustee and Co-President (Co-Principal Executive Officer)

Date December 4, 2024

By (Signature and Title)	/s/ Thomas Procida
Thomas Procida, Treasurer (Principal Financial and Accounting Officer)

Date December 4, 2024